                                                            SEMI-ANNUAL REPORT

                                                             NOVEMBER 30, 1995

[COLLAGE APPEARS HERE]

                                                                      American
                                                                      General
                                                                      Series
                                                                      Portfolio
                                                                      Company

================================================================================
AMERICAN GENERAL SERIES PORTFOLIO COMPANY   SEMI-ANNUAL REPORT NOVEMBER 30, 1995
--------------------------------------------------------------------------------


TABLE OF CONTENTS

President's Letter  . . . . . . . . . . . . . . . . . .  .          1
Stock Index Fund  . . . . . . . . . . . . . . . . . . .  .          5
MidCap Index Fund . . . . . . . . . . . . . . . . . . .  .         14
Small Cap Index Fund  . . . . . . . . . . . . . . . . .  .         21
International Equities Fund . . . . . . . . . . . . . .  .         39
Growth Fund . . . . . . . . . . . . . . . . . . . . . .  .         46
Growth & Income Fund  . . . . . . . . . . . . . . . . .  .         49
Science & Technology Fund . . . . . . . . . . . . . . .  .         54
Social Awareness Fund . . . . . . . . . . . . . . . . .  .         57
Timed Opportunity Fund  . . . . . . . . . . . . . . . .  .         63
Capital Conservation Fund . . . . . . . . . . . . . . .  .         71
Government Securities Fund  . . . . . . . . . . . . . .  .         75
International Government Bond Fund  . . . . . . . . . .  .         78
Money Market Fund . . . . . . . . . . . . . . . . . . .  .         82
Notes to Financial Statements . . . . . . . . . . . . .  .         85
Financial Highlights  . . . . . . . . . . . . . . . . .  .         90

================================================================================
AGSPC PRESIDENT'S LETTER
--------------------------------------------------------------------------------

We are pleased to provide the November 30, 1995 Semi-Annual Report of the American General Series Portfolio Company. This report details the investments of each of the thirteen funds that comprise the American General Series Portfolio Company and provides financial and performance information for each fund for the six months ended November 30, 1995.

Your variable annuity contract permits you to invest in one or more of the funds described in this report. The funds that are available under your contract are shown on the chart on page 4.

MARKET CONDITIONS

The domestic markets provided excellent returns for investors in both stocks and bonds. Yields declined with a favorable impact on the bond market as the economy grew at a moderated pace and inflation was well under control. The consumer price index increased 0.13% on average per month over the six-month period. For the month of November there was no increase in that index. Gross Domestic Product advanced modestly at 2.73% per quarter, providing a positive backdrop for both stocks and bonds.

Returns in the equity markets were well above historic norms. Stocks, as measured by the Standard & Poor's 500 Index (S&P 500(R)), returned 14.89% over the six months ended November 30, 1995.

Bond investors were well rewarded with the Lehman Brothers U.S. Treasury Index recording a total return of 5.66% and the Merrill Lynch Corporate Master Bond index returning 6.50% for the six months.

The rising value of the dollar in relation to other currencies reduced international returns in both stocks and bonds. The Morgan Stanley Capital International Index of Europe, Australia, and Far East (EAFE) rose a modest 2.36% in dollar terms as the dollar gained 21% in value versus the Japanese yen and single digit amounts against other currencies. The exchange rates also reduced gains in international bonds. Net returns were negative 0.9% as measured by the Salomon Brothers Non U.S.Government Bond Index.

FUND RETURNS

INDEXED FUNDS

The Stock Index Fund and the MidCap Index Fund tracked their relevant indexes within one tenth of 1 percent. The former was 0.07% above its index and the latter 0.08% below its index. The Small Cap Index Fund had a negative tracking difference of 0.22%. Given the large number of issues in the Russell 2000(R) Index and the sampling procedure, tracking is within tolerance. International Equities Fund had a negative tracking difference of 0.27%. Volatile currency markets were responsible for that performance.

MANAGED FUNDS

The AGSPC Growth Fund surpassed the S&P 500 Index by 13.79% during the half year. With economic growth likely to moderate, investors focused on companies that could generate double digit earnings growth in a slower economy. That is precisely the type of investment that the Growth Fund seeks.

The AGSPC Growth & Income Fund exceeded the return of the S&P 500 Index by 2.97% before fees and expenses. The stock selection process of the Value Line Ranking System worked well. Small and mid-sized companies were favored, which positioned the fund favorably during the first half of the period. Those sectors underperformed larger capitalization stocks in the second half.

The AGSPC Science & Technology Fund's return was 26.45% over the S&P 500 Index. The technology sector was a strong beneficiary of an outstanding demand environment for technology products. Constraints on supply supported industry pricing and margins and a favorable currency situation kept foreign competitors at a disadvantage. And strong money flows into technology and aggressive growth mutual funds aided stocks.

The Social Awareness Fund's return exceeded the S&P 500 by 0.70%. The outperformance was largely due to over weighting in pharmaceuticals and banks. Underweighting of oil refining and motor vehicles also contributed to performance.

================================================================================
AGSPC PRESIDENT'S LETTER - CONTINUED
--------------------------------------------------------------------------------

The Timed Opportunity Fund outperformed the 55% Stock, 35% Bond, and 10% Cash Benchmark by 0.13%. The close tracking is attributed to a very small negative variance in the bond component and a slightly larger positive variance in the stock portion of the portfolio.

BOND FUNDS

The Capital Conservation Fund underperformed its relevant index by 0.03%. Results in the most recent three months nearly made up the shortfall of the first quarter. Lengthening of portfolio duration versus the duration of the index improved performance. Outperformance of corporates versus treasury issues also aided results.

The Government Securities Fund surpassed its index's return by 0.16%. Lengthening of the portfolio duration to 109% of the index duration enhanced performance.

The International Government Bond Fund outperformed its relevant index but recorded a negative return of 0.80%. Foreign bond markets behaved much like the markets in the United States with prices rising as low inflation and modest economic growth contributed to a decline in interest rates. However, the very strong dollar exchange rate overcame the local market performance and the return to the U.S. investor was slightly negative.

FUTURE OUTLOOK

The excellent performance of the equity and bond markets in 1995 has led to the expectation of a correction in domestic markets. After that, a continuation of low inflation and modest economic growth should allow a further decline in interest rates. Lower rates would enhance prospects for the economy and provide a positive environment for both stock and bond funds. Some investors may choose to direct investments to international markets as the outlook in Europe is favorable for financial assets and the economy in Japan is improving. Expectations for more stable exchange rates should let U.S. investors achieve the returns of local markets.

                                  Respectfully,

                                  /s/ STEPHEN D. BICKEL
                                  Stephen D. Bickel, President
                                  American General Series Portfolio Company

January 19, 1996

================================================================================
AGSPC PRESIDENT'S LETTER - CONTINUED
--------------------------------------------------------------------------------

FUND RETURNS AND TRACKING DIFFERENCES
FOR THE SIX MONTHS ENDED NOVEMBER 30, 1995

                                                                     (1)        (2)        (3)         (4)        (5)
                                                                                           FUND       TOTAL
                                                                                       PERFORMANCE    INDEX
                                                                                          BEFORE      RETURN
                                                                                       SUBTRACTING  INCLUDING   TRACKING
                                                                     FUND       FUND     EXPENSES   REINVESTED DIFFERENCE
AGSPC FUND/RELEVANT MARKET INDEX                                   RETURN(a)  EXPENSES  (1) + (2)   DIVIDENDS  (3) - (4)
-------------------------------------------------------------------------------------------------------------------------
INDEXED FUNDS:
Stock Index Fund / S&P 500  . . . . . . . . . . . . . . . . . . .      14.78%    0.18%      14.96%      14.89%     0.07%
MidCap Index Fund / MidCap 400  . . . . . . . . . . . . . . . . .      15.86     0.21       16.07       16.15     (0.08)
Small Cap Index Fund / Russell 2000(R)  . . . . . . . . . . . . .      14.62     0.21       14.83       15.05     (0.22)
International Equities Fund / EAFE  . . . . . . . . . . . . . . .       1.88     0.21        2.09        2.36     (0.27)
MANAGED FUNDS:
Growth Fund / S&P 500 . . . . . . . . . . . . . . . . . . . . . .      28.27     0.41       28.68       14.89     13.79
Growth & Income Fund / S&P 500  . . . . . . . . . . . . . . . . .      17.47     0.39       17.86       14.89      2.97
Science & Technology Fund / S&P 500 . . . . . . . . . . . . . . .      40.87     0.47       41.34       14.89     26.45
Social Awareness Fund / S&P 500 . . . . . . . . . . . . . . . . .      15.31     0.28       15.59       14.89      0.70
Timed Opportunity Fund / Benchmark(b) . . . . . . . . . . . . . .      10.29     0.29       10.58       10.45      0.13
Capital Conservation Fund / Merrill Lynch Corporate Master Bond .       6.18     0.29        6.47        6.50     (0.03)
Government Securities Fund / Lehman Bros U.S. Treasury  . . . . .       5.54     0.28        5.82        5.66      0.16
Intl Gov't Bond Fund / Salomon Non U.S. Gov't Bond  . . . . . . .      (1.08)    0.28       (0.80)      (0.90)     0.10
Money Market Fund / 30 Day Certificate of Deposit
   Primary Offering Rate by New York City Banks
   (NYC 30 Day CD Rate) . . . . . . . . . . . . . . . . . . . . .       2.70     0.28        2.98        2.41      0.57

(a) Fund level returns are net of investment management fees and other fund expenses, but do not reflect charges specified in annuity contracts for mortality and expense guarantees (1.00%), administrative fees, or surrender charges.
(b) Benchmark consists of 55% S&P 500 Index, 35% Merrill Lynch Corporate and Government Master Index, and 10% NYC 30 Day CD Rate.

================================================================================
AGSPC PRESIDENT'S LETTER - CONTINUED
--------------------------------------------------------------------------------

SUMMARY OF NET ASSET VALUES PER SHARE
AND PER SHARE DISTRIBUTIONS

                                                                                                   DISTRIBUTIONS FROM NET
                                                                                                   INVESTMENT INCOME AND
                                                                                                     NET REALIZED GAINS
                                                                          NET ASSET VALUES             ON SECURITIES
                                                                 --------------------------------- ---------------------
                                                                 NOVEMBER 30,          NOVEMBER 30,
                                                                     1994     MAY 31,      1995     12/1/94 TO 6/1/95 TO
FUND                                                             (UNAUDITED)    1995   (UNAUDITED)   5/31/95    11/30/95
------------------------------------------------------------------------------------------------------------------------
Stock Index (emulate S & P 500) . . . . . . . . . . . . . . . . .     $14.32   $16.81      $19.10       $0.22     $0.18
MidCap Index (emulate MidCap 400) . . . . . . . . . . . . . . . .      14.33    15.68       18.04        0.58      0.12
Small Cap Index (emulate Russell 2000)  . . . . . . . . . . . . .      11.25    12.49       14.22        0.09      0.09
International Equities (foreign long term growth stocks)  . . . .      10.05    10.42       10.53        0.15      0.08
Growth Fund (long term growth of capital) . . . . . . . . . . . .       9.87    11.43       14.64        0.03      0.02
Growth & Income Fund (long term growth of capital
   and current income)  . . . . . . . . . . . . . . . . . . . . .       9.73    11.09       12.99        0.05      0.04
Science & Technology Fund (long term growth of capital) . . . . .      12.13    14.43       20.29        0.15      0.02
Social Awareness (social criteria growth stocks)  . . . . . . . .      11.67    13.02       14.88        0.84      0.13
Timed Opportunity (asset allocation)  . . . . . . . . . . . . . .      10.65    11.24       12.15        0.65      0.23
Capital Conservation (quality corporate bonds)  . . . . . . . . .       8.76     9.52        9.79        0.31      0.31
Government Securities (intermediate and
   long term government bonds)  . . . . . . . . . . . . . . . . .       9.24     9.89       10.12        0.32      0.31
International Government Bond (high quality
   foreign government debt securities)  . . . . . . . . . . . . .      11.05    12.72       12.25        0.39      0.33
Money Market (money market instruments) . . . . . . . . . . . . .       1.00     1.00        1.00        0.03      0.03

The change in net asset value of the funds will not be the same as the change in the accumulation unit value of your annuity contract because (1) the change in net asset value does not reflect the reinvestment of income and capital gain distributions and (2) the mortality and expense charges described in your annuity contract are not included.

FUNDS AVAILABLE UNDER
VARIABLE ANNUITY CONTRACTS

                                                                    VALIC SEPARATE ACCOUNT A
                                                      -----------------------------------------------
                                                                         CONTRACT FORM
                                                      -----------------------------------------------
                                                                 INDEPENDENCE               GROUP
                                                      PORTFOLIO      PLUS      IMPACT       UNIT
FUND                                                  DIRECTOR*   UIT(G)-585  UIT-981    PURCHASE**
-----------------------------------------------------------------------------------------------------
Stock Index (emulate S & P 500) . . . . . . . . .        Yes         Yes        Yes         Yes
MidCap Index (emulate MidCap 400) . . . . . . . .        Yes         Yes        Yes          No
Small Cap Index (emulate Russell 2000)  . . . . .        Yes         Yes         No          No
International Equities (foreign long term
   growth stocks) . . . . . . . . . . . . . . . .        Yes         Yes         No          No
Growth Fund  (long term growth of capital)  . . .        Yes          No         No          No
Growth & Income Fund (long term growth
   of capital and current income) . . . . . . . .        Yes          No         No          No
Science & Technology Fund (long term
   growth of capital) . . . . . . . . . . . . . .        Yes          No         No          No
Social Awareness (social criteria growth
   stocks)  . . . . . . . . . . . . . . . . . . .        Yes         Yes         No          No
Timed Opportunity (asset allocation)  . . . . . .        Yes         Yes        Yes          No
Capital Conservation (quality corporate
   bonds) . . . . . . . . . . . . . . . . . . . .        Yes         Yes        Yes          No
Government Securities (intermediate and
   long term government bonds)  . . . . . . . . .        Yes         Yes         No          No
Int'l Government Bond (high quality
   foreign government debt securities)  . . . . .        Yes         Yes         No          No
Money Market (money market instruments) . . . . .        Yes         Yes        Yes          No

                                                              AG LIFE
                                                         SEPARATE ACCOUNT A    AG LIFE    AG LIFE
                                                      ----------------------   SEPARATE   SEPARATE
                                                                      NON      ACCOUNT    ACCOUNT
FUND                                                  QUALIFIED    QUALIFIED      B          D
-------------------------------------------------------------------------------------------------
Stock Index (emulate S & P 500) . . . . . . . . .        Yes          Yes        Yes        Yes
MidCap Index (emulate MidCap 400) . . . . . . . .        Yes          Yes        Yes        No
Small Cap Index (emulate Russell 2000)  . . . . .         No           No        No         No
International Equities (foreign long term
   growth stocks) . . . . . . . . . . . . . . . .         No           No        No         Yes
Growth Fund  (long term growth of capital)  . . .         No           No        No         No
Growth & Income Fund (long term growth
   of capital and current income) . . . . . . . .         No           No        No         No
Science & Technology Fund (long term
   growth of capital) . . . . . . . . . . . . . .         No           No        No         No
Social Awareness (social criteria growth
   stocks)  . . . . . . . . . . . . . . . . . . .         No           No        No         Yes
Timed Opportunity (asset allocation)  . . . . . .        Yes          Yes        Yes        No
Capital Conservation (quality corporate
   bonds) . . . . . . . . . . . . . . . . . . . .        Yes          Yes        Yes        No
Government Securities (intermediate and
   long term government bonds)  . . . . . . . . .        Yes          Yes        Yes        No
Int'l Government Bond (high quality
   foreign government debt securities)  . . . . .         No           No        No         No
Money Market (money market instruments) . . . . .        Yes          Yes        Yes        No

 * UIT(G)194, UITN-194, UIT-IRA-194, UIT-SEP-194
** GUP, IVA, GVA SA-1, GVA SA-2

================================================================================
STOCK INDEX FUND              November 30, 1995          STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                                                     (Unaudited)

     NUMBER                                                               MARKET
    OF SHARES                                                              VALUE
-----------------------------------------------------------------------------------
                  COMMON STOCKS -98.70%

                  ADVERTISING - 0.06%
      21,700      Interpublic Group of Cos Inc  . . . . . . . .     $       832,738
                                                                    ---------------

                  AEROSPACE/DEFENSE - 2.25%
     112,050      Boeing Co . . . . . . . . . . . . . . . . . .           8,165,644
      29,000      EG&G Inc  . . . . . . . . . . . . . . . . . .             558,250
      18,880      General Dynamics Corp . . . . . . . . . . . .           1,125,720
      66,784      Lockheed Martin Corp  . . . . . . . . . . . .           4,900,276
      47,400      Loral Corp  . . . . . . . . . . . . . . . . .           1,605,675
      38,800      McDonnell Douglas Corp  . . . . . . . . . . .           3,458,050
      18,100      Northrop Grumman Corp . . . . . . . . . . . .           1,113,150
      83,400      Raytheon Co . . . . . . . . . . . . . . . . .           3,711,300
      63,700      Rockwell International Corp . . . . . . . . .           3,121,300
      22,000      TRW Inc . . . . . . . . . . . . . . . . . . .           1,647,250
      44,700      United Technologies Corp  . . . . . . . . . .           4,190,625
                                                                    ---------------
                                                                         33,597,240
                                                                    ---------------

                  AIRLINES - 0.33%
      24,400   *  AMR Corp  . . . . . . . . . . . . . . . . . .           1,869,650
      14,000      Delta Air Lines Inc . . . . . . . . . . . . .           1,086,750
      55,200      Southwest Airlines Co . . . . . . . . . . . .           1,380,000
      41,400   *  USAir Group Inc . . . . . . . . . . . . . . .             553,725
                                                                    ---------------
                                                                          4,890,125
                                                                    ---------------

                  APPAREL & PRODUCTS - 0.09%
      16,500   *  Fruit of the Loom Inc Class A . . . . . . . .             319,688
      32,900      Liz Claiborne . . . . . . . . . . . . . . . .             966,437
                                                                    ---------------
                                                                          1,286,125
                                                                    ---------------

                  APPLIANCES/FURNISHINGS - 0.13%
      21,800      Maytag Corp . . . . . . . . . . . . . . . . .             444,175
      27,800      Whirlpool Corp  . . . . . . . . . . . . . . .           1,542,900
                                                                    ---------------
                                                                          1,987,075
                                                                    ---------------

                  AUTO - CARS - 1.90%
     121,637      Chrysler Corp . . . . . . . . . . . . . . . .           6,309,919
     352,700      Ford Motor Co . . . . . . . . . . . . . . . .           9,963,775
     249,300      General Motors Corp . . . . . . . . . . . . .          12,091,050
                                                                    ---------------
                                                                         28,364,744
                                                                    ---------------

                  AUTO - REPLACEMENT PARTS - 0.38%
      18,700      Cooper Tire & Rubber Co . . . . . . . . . . .             460,488
      14,300      Echlin Inc  . . . . . . . . . . . . . . . . .             521,950
      49,600      Genuine Parts Co  . . . . . . . . . . . . . .           2,002,600
      55,100      Goodyear Tire & Rubber Co . . . . . . . . . .           2,334,862
      15,800      Pep Boys Manny Moe & Jack Co  . . . . . . . .             418,700
                                                                    ---------------
                                                                          5,738,600
                                                                    ---------------

                  BANKS - NEW YORK CITY - 1.79%
      55,800      Bank of New York Inc  . . . . . . . . . . . .           2,629,575
      61,300      Chase Manhattan Corp  . . . . . . . . . . . .           3,731,637
      86,734      Chemical Banking Corp . . . . . . . . . . . .           5,204,040
     142,900      Citicorp  . . . . . . . . . . . . . . . . . .          10,110,175
      63,600      JP Morgan & Co Inc  . . . . . . . . . . . . .           4,992,600
                                                                    ---------------
                                                                         26,668,027
                                                                    ---------------

                  BANKS - OTHER - 1.80%
      44,200      Bank of Boston Corp . . . . . . . . . . . . .           2,049,775
     125,068      BankAmerica Corp  . . . . . . . . . . . . . .           7,957,451
      33,300      First Chicago Corp  . . . . . . . . . . . . .           2,314,350
      60,700      First Union Corp  . . . . . . . . . . . . . .           3,315,738
      50,100      Fleet Financial Group Inc . . . . . . . . . .           2,091,675
      43,500      Mellon Bank Corp  . . . . . . . . . . . . . .           2,327,250
      43,600      National City Corp  . . . . . . . . . . . . .           1,411,550
      14,000      Republic of New York Corp . . . . . . . . . .             882,000
      26,800      US Bancorp Oregon . . . . . . . . . . . . . .             907,850
      16,800      Wells Fargo & Co  . . . . . . . . . . . . . .           3,532,200
                                                                    ---------------
                                                                         26,789,839
                                                                    ---------------

                  BANKS - REGIONAL - 2.88%
     133,471      Banc One Corp . . . . . . . . . . . . . . . .           5,088,582
      37,500      Barnett Banks Inc . . . . . . . . . . . . . .           2,254,688
      41,800      Boatmens Bancshares Inc . . . . . . . . . . .           1,619,750
      41,500      Corestates Financial Corp . . . . . . . . . .           1,608,125
      39,800      First Bank Systems Inc  . . . . . . . . . . .           2,054,675
      23,000      First Fidelity Bancorp Inc  . . . . . . . . .           1,687,625
      27,200      First Interstate Bancorp Inc  . . . . . . . .           3,644,800
      83,770      Keycorp . . . . . . . . . . . . . . . . . . .           3,089,019
      91,902      NationsBank Corp  . . . . . . . . . . . . . .           6,559,505
      60,350      NBD Bancorp Inc . . . . . . . . . . . . . . .           2,315,931
     114,100      Norwest Corp  . . . . . . . . . . . . . . . .           3,765,300
      87,200      PNC Bank Corp . . . . . . . . . . . . . . . .           2,550,600
      48,300      Shawmut National Corp . . . . . . . . . . . .           1,811,250
      36,100      SunTrust Banks Inc  . . . . . . . . . . . . .           2,463,825
      55,513      Wachovia Corp . . . . . . . . . . . . . . . .           2,498,085
                                                                    ---------------
                                                                         43,011,760
                                                                    ---------------

                  BEVERAGE - BREWERS/
                  DISTRIBUTORS - 0.74%
      11,900      Adolph Coors Class B  . . . . . . . . . . . .             240,975
      86,200      Anheuser Busch Cos Inc  . . . . . . . . . . .           5,710,750
      18,915      Brown-Forman Corp Class B . . . . . . . . . .             721,134
     121,700      Seagram Ltd . . . . . . . . . . . . . . . . .           4,442,050
                                                                    ---------------
                                                                         11,114,909
                                                                    ---------------

                  BEVERAGE - SOFT DRINKS - 3.06%
     414,600      Coca Cola Co  . . . . . . . . . . . . . . . .          31,405,950
     257,700      Pepsico Inc . . . . . . . . . . . . . . . . .          14,237,925
                                                                    ---------------
                                                                         45,643,875
                                                                    ---------------

                  BROADCASTING - 1.11%
      47,700      Capital Cities/ABC Inc  . . . . . . . . . . .           5,896,912
      71,850      Comcast Corp Class A Special  . . . . . . . .           1,419,038
     193,400   *  Tele Communications Inc Class A . . . . . . .           3,577,900
     117,100   *  Viacom Inc Class B  . . . . . . . . . . . . .           5,650,075
                                                                    ---------------
                                                                         16,543,925
                                                                    ---------------

                  BUILDING MATERIALS - 0.38%
       8,900      Armstrong World Industries Inc  . . . . . . .             532,888
      57,100      Lowes Cos Inc . . . . . . . . . . . . . . . .           1,798,650
      57,500      Masco Corp  . . . . . . . . . . . . . . . . .           1,696,250
      12,100   *  Owens Corning Fiberglass Corp . . . . . . . .             536,937

================================================================================
STOCK INDEX FUND-CONTINUED    November 30, 1995          STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                                                     (Unaudited)

     NUMBER                                                               MARKET
    OF SHARES                                                              VALUE
-----------------------------------------------------------------------------------
                  BUILDING MATERIALS - Continued
      28,200      Sherwin Williams Co . . . . . . . . . . . . .     $     1,117,425
                                                                    ---------------
                                                                          5,682,150
                                                                    ---------------

                  CHEMICAL - MAJOR - 2.36%
       5,900      BF Goodrich  Co . . . . . . . . . . . . . . .             413,738
      91,100      Dow Chemical Co . . . . . . . . . . . . . . .           6,456,712
     183,800      E I du Pont de Nemours & Co . . . . . . . . .          12,222,700
      39,300      Hercules Inc  . . . . . . . . . . . . . . . .           2,156,587
      38,500      Monsanto Co . . . . . . . . . . . . . . . . .           4,408,250
      54,900      Morton International Inc  . . . . . . . . . .           1,900,913
      66,500      PPG Industries Inc  . . . . . . . . . . . . .           3,017,437
      16,600      Rohm & Haas Co  . . . . . . . . . . . . . . .           1,000,150
      48,900      Union Carbide Corp  . . . . . . . . . . . . .           1,937,663
      28,200      WR Grace & Co . . . . . . . . . . . . . . . .           1,713,150
                                                                    ---------------
                                                                         35,227,300
                                                                    ---------------

                  CHEMICAL - MISCELLANEOUS - 0.74%
      41,100      Air Products & Chemicals Inc  . . . . . . . .           2,281,050
      30,637      Eastman Chemical Co . . . . . . . . . . . . .           2,010,553
       8,550      Ecolab Inc  . . . . . . . . . . . . . . . . .             245,813
       8,200   *  FMC Corp  . . . . . . . . . . . . . . . . . .             605,775
      26,500      Great Lakes Chemical Corp . . . . . . . . . .           1,884,812
      30,800      Mallinckrodt Group Inc  . . . . . . . . . . .           1,051,050
       9,328      Millipore Corp  . . . . . . . . . . . . . . .             347,468
      20,300      Nalco Chemical Co . . . . . . . . . . . . . .             621,688
      38,500      Praxair Inc . . . . . . . . . . . . . . . . .           1,121,312
      16,200      Sigma Aldrich . . . . . . . . . . . . . . . .             797,850
                                                                    ---------------
                                                                         10,967,371
                                                                    ---------------

                  CONGLOMERATES - 1.31%
      98,700      Allied Signal Inc . . . . . . . . . . . . . .           4,663,575
      24,000      Dial Corp . . . . . . . . . . . . . . . . . .             648,000
      36,000   *  ITT Corp  . . . . . . . . . . . . . . . . . .           4,414,500
      17,500      Loews Corp  . . . . . . . . . . . . . . . . .           2,686,250
       3,900      Ogden Corp  . . . . . . . . . . . . . . . . .              82,875
      17,000      Teledyne Inc  . . . . . . . . . . . . . . . .             412,250
         170      Teledyne Inc (Preferred)  . . . . . . . . . .               2,253
      60,100      Tenneco Inc . . . . . . . . . . . . . . . . .           2,884,800
      24,300      Textron Inc . . . . . . . . . . . . . . . . .           1,861,987
      42,400      Tyco International Ltd  . . . . . . . . . . .           1,330,300
      25,900      Whitman Corp  . . . . . . . . . . . . . . . .             569,800
                                                                    ---------------
                                                                         19,556,590
                                                                    ---------------

                  CONSUMER FINANCE - 0.16%
      11,600      Beneficial Corp . . . . . . . . . . . . . . .             588,700
      43,000      MBNA Corp . . . . . . . . . . . . . . . . . .           1,736,125
                                                                    ---------------
                                                                          2,324,825
                                                                    ---------------

                  CONTAINERS - METAL/GLASS - 0.11%
       4,700      Ball Corp . . . . . . . . . . . . . . . . . .             134,538
      37,800   *  Crown Cork & Seal Inc . . . . . . . . . . . .           1,582,875
                                                                    ---------------
                                                                          1,717,413
                                                                    ---------------

                  CONTAINERS - PAPER - 0.05%
       6,500      Bemis Inc . . . . . . . . . . . . . . . . . .             169,813
      13,300      Temple Inland Inc . . . . . . . . . . . . . .             603,487
                                                                    ---------------
                                                                            773,300
                                                                    ---------------

                  COSMETICS/TOILETRIES - 0.74%
       3,400      Alberto Culver Co Class B . . . . . . . . . .             109,650
      19,300      Avon Products Inc . . . . . . . . . . . . . .           1,401,662
     149,800      Gillette Co . . . . . . . . . . . . . . . . .           7,770,875
      34,800      International Flavors & Fragrances  . . . . .           1,779,150
                                                                    ---------------
                                                                         11,061,337
                                                                    ---------------

                  DRUGS - 6.12%
      14,200      Allergan Inc  . . . . . . . . . . . . . . . .             440,200
      31,600   *  ALZA Corp . . . . . . . . . . . . . . . . . .             726,800
      98,300      American Home Products Corp . . . . . . . . .           8,969,875
      85,200   *  Amgen Inc . . . . . . . . . . . . . . . . . .           4,228,050
     168,300      Bristol Myers Squibb Co . . . . . . . . . . .          13,506,075
      93,900      Eli Lilly & Co  . . . . . . . . . . . . . . .           9,343,050
     407,800      Merck & Co Inc  . . . . . . . . . . . . . . .          25,232,625
     203,200      Pfizer Inc  . . . . . . . . . . . . . . . . .          11,785,600
     123,400      Schering Plough Corp  . . . . . . . . . . . .           7,080,075
     169,970      Upjohn Co . . . . . . . . . . . . . . . . . .           6,097,674
      43,300      Warner Lambert Co . . . . . . . . . . . . . .           3,864,525
                                                                    ---------------
                                                                         91,274,549
                                                                    ---------------

                  ELECTRICAL EQUIPMENT - 3.53%
      74,000      AMP Inc . . . . . . . . . . . . . . . . . . .           2,969,250
      20,000   *  Cabletron Systems Inc . . . . . . . . . . . .           1,660,000
      77,300      Emerson Electric Co . . . . . . . . . . . . .           6,029,400
     553,300      General Electric Co . . . . . . . . . . . . .          37,209,425
       9,200      National Service Industries Inc . . . . . . .             299,000
      20,200      Raychem Corp  . . . . . . . . . . . . . . . .           1,050,400
       3,400      Thomas & Betts Corp . . . . . . . . . . . . .             249,475
      14,200      W W Grainger Inc  . . . . . . . . . . . . . .             949,625
     132,300      Westinghouse Electric Corp  . . . . . . . . .           2,232,562
                                                                    ---------------
                                                                         52,649,137
                                                                    ---------------

                  ELECTRONIC INSTRUMENTS - 0.14%
      22,800      General Signal Corp . . . . . . . . . . . . .             735,300
      28,400   *  Intergraph Corp . . . . . . . . . . . . . . .             488,125
      19,400      Perkin Elmer Corp . . . . . . . . . . . . . .             698,400
       3,600      Tektronix Inc . . . . . . . . . . . . . . . .             193,950
                                                                    ---------------
                                                                          2,115,775
                                                                    ---------------

                  ENTERTAINMENT - 1.36%
      39,200   *  Harrahs Entertainment Inc . . . . . . . . . .             975,100
      34,550      Hasbro Inc  . . . . . . . . . . . . . . . . .           1,053,775
      16,200   *  King World Productions Inc  . . . . . . . . .             641,925
      68,050      Mattel Inc  . . . . . . . . . . . . . . . . .           1,905,400
     130,000      Time Warner Inc . . . . . . . . . . . . . . .           5,200,000
     174,300      Walt Disney Co  . . . . . . . . . . . . . . .          10,479,787
                                                                    ---------------
                                                                         20,255,987
                                                                    ---------------

================================================================================
STOCK INDEX FUND-CONTINUED    November 30, 1995          STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                                                     (Unaudited)

     NUMBER                                                               MARKET
    OF SHARES                                                              VALUE
-----------------------------------------------------------------------------------
                  FINANCE COMPANIES - 0.12%
      27,900      Household International Inc . . . . . . . . .     $     1,743,750
                                                                    ---------------

                  FOODS - 2.70%
     160,424      Archer Daniels Midland Co . . . . . . . . . .           2,767,314
      83,000      Campbell Soup Co  . . . . . . . . . . . . . .           4,637,625
      87,250      Conagra Inc . . . . . . . . . . . . . . . . .           3,479,094
      48,500      CPC International Inc . . . . . . . . . . . .           3,334,375
      55,800      General Mills Inc . . . . . . . . . . . . . .           3,075,975
     123,150      H J Heinz Co  . . . . . . . . . . . . . . . .           3,925,406
      19,700      Hershey Foods Corp  . . . . . . . . . . . . .           1,216,475
      73,800      Kellogg Co  . . . . . . . . . . . . . . . . .           5,636,475
      24,100      Pioneer Hi Bred International Inc . . . . . .           1,379,725
      45,000      Quaker Oats Co  . . . . . . . . . . . . . . .           1,563,750
      37,700      Ralston Purina Co . . . . . . . . . . . . . .           2,412,800
     166,700      Sara Lee Corp . . . . . . . . . . . . . . . .           5,376,075
      31,300      Wm Wrigley Jr Co  . . . . . . . . . . . . . .           1,475,012
                                                                    ---------------
                                                                         40,280,101
                                                                    ---------------

                  FOOTWEAR - 0.19%
      16,900      Brown Group Inc . . . . . . . . . . . . . . .             236,600
      34,000      Nike Inc Class B  . . . . . . . . . . . . . .           1,972,000
      20,700      Reebok International Ltd  . . . . . . . . . .             538,200
       3,800      Stride Rite Corp  . . . . . . . . . . . . . .              33,250
                                                                    ---------------
                                                                          2,780,050
                                                                    ---------------

                  FREIGHT - 0.10%
      20,600   *  Federal Express Corp  . . . . . . . . . . . .           1,539,850
                                                                    ---------------

                  GOLD MINING - 0.40%
     102,200      Barrick Gold Corp . . . . . . . . . . . . . .           2,695,525
      21,800      Echo Bay Mines Ltd  . . . . . . . . . . . . .             226,175
      53,900      Homestake Mining Co . . . . . . . . . . . . .             889,350
      88,900      Placer Dome Inc . . . . . . . . . . . . . . .           2,200,275
                                                                    ---------------
                                                                          6,011,325
                                                                    ---------------

                  GOVERNMENT SPONSORED - 0.98%
      62,300      Federal Home Loan Mortgage
                    Corp  . . . . . . . . . . . . . . . . . . .           4,797,100
      89,300      Federal National Mortgage
                    Association   . . . . . . . . . . . . . . .           9,778,350
                                                                    ---------------
                                                                         14,575,450
                                                                    ---------------

                  HARDWARE & TOOLS - 0.10%
      22,200      Black & Decker Corp . . . . . . . . . . . . .             829,725
       7,700      Snap-On Inc . . . . . . . . . . . . . . . . .             340,725
       6,000      Stanley Works . . . . . . . . . . . . . . . .             303,750
                                                                    ---------------
                                                                          1,474,200
                                                                    ---------------

                  HEALTHCARE - 0.43%
      60,300      United Healthcare Corp  . . . . . . . . . . .           3,791,363
      56,200      US Healthcare Inc . . . . . . . . . . . . . .           2,557,100
                                                                    ---------------
                                                                          6,348,463
                                                                    ---------------

                  HEAVY DUTY TRUCKS/PARTS - 0.30%
      19,700      Cummins Engine Inc  . . . . . . . . . . . . .             773,225
      27,100      Dana Corp . . . . . . . . . . . . . . . . . .             792,675
      31,300      Eaton Corp  . . . . . . . . . . . . . . . . .           1,705,850
      39,010   *  Navistar International Corp . . . . . . . . .             424,234
      16,355      Paccar Inc  . . . . . . . . . . . . . . . . .             715,531
                                                                    ---------------
                                                                          4,411,515
                                                                    ---------------

                  HOME BUILDERS - 0.07%
      16,600      Centex Corp . . . . . . . . . . . . . . . . .             545,725
      14,456      Kaufman & Broad Home Corp . . . . . . . . . .             187,928
       7,900      Pulte Corp  . . . . . . . . . . . . . . . . .             242,925
                                                                    ---------------
                                                                            976,578
                                                                    ---------------

                  HOSPITAL MANAGEMENT - 0.74%
       8,000   *  Beverly Enterprises Inc . . . . . . . . . . .              93,000
     147,423      Columbia/HCA Healthcare Corp  . . . . . . . .           7,610,712
       8,950   *  Community Psychiatric Centers . . . . . . . .              99,569
      45,800      Humana Inc  . . . . . . . . . . . . . . . . .           1,282,400
      13,000      Manor Care Inc  . . . . . . . . . . . . . . .             424,125
      13,100      Shared Medical Systems Corp . . . . . . . . .             568,213
      54,900   *  Tenet Healthcare Corp . . . . . . . . . . . .             981,338
                                                                    ---------------
                                                                         11,059,357
                                                                    ---------------

                  HOSPITAL SUPPLIES - 3.00%
     262,700      Abbott Laboratories . . . . . . . . . . . . .          10,672,187
      23,900      Bausch & Lomb Inc . . . . . . . . . . . . . .             863,388
     100,000      Baxter International Inc  . . . . . . . . . .           4,200,000
      23,200      Becton Dickinson & Co . . . . . . . . . . . .           1,618,200
      29,000   *  Biomet Inc  . . . . . . . . . . . . . . . . .             536,500
      44,700   *  Boston Scientific Corp  . . . . . . . . . . .           1,810,350
       8,400      C R Bard Inc  . . . . . . . . . . . . . . . .             242,550
     214,400      Johnson & Johnson . . . . . . . . . . . . . .          18,572,400
      78,700      Medtronic Inc . . . . . . . . . . . . . . . .           4,318,662
      30,450   *  St Jude Medical Inc . . . . . . . . . . . . .           1,202,775
      25,700      United States Surgical Corp . . . . . . . . .             645,713
                                                                    ---------------
                                                                         44,682,725
                                                                    ---------------

                  HOUSEHOLD PRODUCTS - 2.99%
      14,400      Clorox Co . . . . . . . . . . . . . . . . . .           1,090,800
      49,700      Colgate Palmolive Co  . . . . . . . . . . . .           3,640,525
     140,500      Minnesota Mining &
                    Manufacturing Co  . . . . . . . . . . . . .           9,202,750
      59,000      Newell Co . . . . . . . . . . . . . . . . . .           1,556,125
      24,200      Premark International Inc . . . . . . . . . .           1,234,200
     226,926      Procter & Gamble Co . . . . . . . . . . . . .          19,600,733
      47,900      Rubbermaid Inc  . . . . . . . . . . . . . . .           1,317,250
      52,300      Unilever N V-ADR . . . . . . . . . . . . . .           6,949,363
                                                                    ---------------
                                                                         44,591,746
                                                                    ---------------

                  INFORMATION PROCESSING - 8.38%
      53,500   *  Amdahl Corp . . . . . . . . . . . . . . . . .             508,250
      39,000      Apple Computer  . . . . . . . . . . . . . . .           1,486,875
      22,200      Autodesk Inc  . . . . . . . . . . . . . . . .             782,550
      52,600      Automatic Data Processing Inc . . . . . . . .           4,188,275
      10,300   *  Ceridian Corp . . . . . . . . . . . . . . . .             432,600
      91,800   *  Cisco Systems Inc . . . . . . . . . . . . . .           7,722,675

================================================================================
STOCK INDEX FUND-CONTINUED    November 30, 1995          STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                                                     (Unaudited)

     NUMBER                                                               MARKET
    OF SHARES                                                              VALUE
-----------------------------------------------------------------------------------
                  INFORMATION PROCESSING - Continued
      90,800   *  Compaq Computer Corp  . . . . . . . . . . . .     $     4,494,600
      85,125      Computer Associates International
                    Inc   . . . . . . . . . . . . . . . . . . .           5,575,688
      14,900   *  Computer Sciences Corp  . . . . . . . . . . .           1,083,975
       1,800   *  Cray Research Inc . . . . . . . . . . . . . .              43,200
      51,400   *  Digital Equipment Corp  . . . . . . . . . . .           3,026,175
      74,627      First Data Corp . . . . . . . . . . . . . . .           5,298,517
      39,200      H&R Block Inc . . . . . . . . . . . . . . . .           1,744,400
     169,900      Hewlett Packard Co  . . . . . . . . . . . . .          14,080,463
      35,300      Honeywell Inc . . . . . . . . . . . . . . . .           1,681,163
     272,700      Intel Corp  . . . . . . . . . . . . . . . . .          16,600,612
     188,900      International Business Machines
                    Corp  . . . . . . . . . . . . . . . . . . .          18,252,462
     196,100   *  Microsoft Corp  . . . . . . . . . . . . . . .          17,085,212
     128,000   *  Novell Inc  . . . . . . . . . . . . . . . . .           2,160,000
     146,350   *  Oracle Systems Inc  . . . . . . . . . . . . .           6,640,631
      52,800      Pitney Bowes Inc  . . . . . . . . . . . . . .           2,362,800
      44,100   *  Silicon Graphics Inc  . . . . . . . . . . . .           1,609,650
      33,400   *  Sun Microsystems Inc  . . . . . . . . . . . .           2,809,775
      26,800   *  Tandem Computers Inc  . . . . . . . . . . . .             335,000
      37,700   *  Unisys Corp . . . . . . . . . . . . . . . . .             245,050
      34,200      Xerox Corp  . . . . . . . . . . . . . . . . .           4,689,675
                                                                    ---------------
                                                                        124,940,273
                                                                    ---------------

                  INSURANCE -  CASUALTY - 0.43%
      32,300      Chubb Corp  . . . . . . . . . . . . . . . . .           3,141,175
      23,700      Safeco Corp . . . . . . . . . . . . . . . . .           1,682,700
      24,300      St Paul Cos Inc . . . . . . . . . . . . . . .           1,360,800
      13,900      USF & G Corp  . . . . . . . . . . . . . . . .             239,775
                                                                    ---------------
                                                                          6,424,450
                                                                    ---------------

                  INSURANCE - LIFE - 0.38%
      20,250      Jefferson Pilot Corp  . . . . . . . . . . . .           1,440,282
      37,300      Lincoln National Corp . . . . . . . . . . . .           1,743,775
      20,200      Torchmark Corp  . . . . . . . . . . . . . . .             858,500
      21,109      Transamerica Corp . . . . . . . . . . . . . .           1,617,477
       2,550      USLIFE Corp . . . . . . . . . . . . . . . . .              73,631
                                                                    ---------------
                                                                          5,733,665
                                                                    ---------------

                  INSURANCE - MISCELLANEOUS - 0.39%
       3,200      Alexander & Alexander Services  . . . . . . .              70,000
      27,600      General Re Corp . . . . . . . . . . . . . . .           4,129,650
      28,800      UNUM Corp . . . . . . . . . . . . . . . . . .           1,558,800
                                                                    ---------------
                                                                          5,758,450
                                                                    ---------------

                  INSURANCE - MULTILINE - 2.42%
      40,200      Aetna Life & Casualty Co  . . . . . . . . . .           2,949,675
     144,320      Allstate Corp . . . . . . . . . . . . . . . .           5,917,120
     157,618      American International Group Inc  . . . . . .          14,146,215
      27,400      Cigna Corp  . . . . . . . . . . . . . . . . .           3,014,000
      21,700      Marsh & McLennan Cos Inc  . . . . . . . . . .           1,882,475
      44,500      Providian Corp  . . . . . . . . . . . . . . .           1,785,563
     106,389      Travelers Group Inc . . . . . . . . . . . . .           6,330,145
                                                                    ---------------
                                                                         36,025,193
                                                                    ---------------

                  LEISURE TIME - 0.05%
      16,100   *  Bally Entertainment Group . . . . . . . . . .             195,213
      17,900      Brunswick Corp  . . . . . . . . . . . . . . .             382,612
       8,700      Outboard Marine Corp  . . . . . . . . . . . .             178,350
                                                                    ---------------
                                                                            756,175
                                                                    ---------------

                  LODGING - 0.18%
      18,500      Hilton Hotels Corp  . . . . . . . . . . . . .           1,195,563
      38,100      Marriot International Inc . . . . . . . . . .           1,419,225
                                                                    ---------------
                                                                          2,614,788
                                                                    ---------------

                  MACHINE TOOLS - 0.03%
       4,700      Cincinnati Milacron Inc . . . . . . . . . . .             122,788
      22,800      Giddings & Lewis Inc  . . . . . . . . . . . .             359,100
                                                                    ---------------
                                                                            481,888
                                                                    ---------------

                  MACHINERY - AGRICULTURE - 0.22%
      93,300      Deere & Co  . . . . . . . . . . . . . . . . .           3,067,238
       5,340   *  Varity Corp . . . . . . . . . . . . . . . . .             206,925
                                                                    ---------------
                                                                          3,274,163
                                                                    ---------------

                  MACHINERY - CONSTRUCTION &
                  CONTRACTS - 0.44%
      68,200      Caterpillar Inc . . . . . . . . . . . . . . .           4,185,775
      30,300      Fluor Corp  . . . . . . . . . . . . . . . . .           1,969,500
       2,600      Foster Wheeler Corp . . . . . . . . . . . . .             102,700
      10,800      Harnischfeger Industries Inc  . . . . . . . .             365,850
                                                                    ---------------
                                                                          6,623,825
                                                                    ---------------

                  MACHINERY - INDUSTRIAL/
                  SPECIALTY - 0.62%
      14,600      Briggs & Stratton Corp  . . . . . . . . . . .             607,725
      42,700      Cooper Industries Inc . . . . . . . . . . . .           1,558,550
      32,400      Dover Corp  . . . . . . . . . . . . . . . . .           1,259,550
      33,600      Illinois Tool Works Inc . . . . . . . . . . .           2,129,400
      25,600      Ingersoll Rand Co . . . . . . . . . . . . . .             982,400
      16,000      Johnson Controls Inc  . . . . . . . . . . . .           1,108,000
      25,633      Pall Corp . . . . . . . . . . . . . . . . . .             695,295
      16,350      Parker Hannifin Corp  . . . . . . . . . . . .             600,863
       6,400      Timken Co . . . . . . . . . . . . . . . . . .             258,400
       1,600      Trinova Corp  . . . . . . . . . . . . . . . .              49,200
                                                                    ---------------
                                                                          9,249,383
                                                                    ---------------

                  MERCHANDISE - DRUG - 0.21%
       8,300      Longs Drug Stores Corp  . . . . . . . . . . .             329,925
      24,200      Rite Aid Corp . . . . . . . . . . . . . . . .             756,250
      72,800      Walgreen Co . . . . . . . . . . . . . . . . .           2,120,300
                                                                    ---------------
                                                                          3,206,475
                                                                    ---------------

                  MERCHANDISE - SPECIALTY - 1.25%
      32,900      American Greetings Corp Class A . . . . . . .             896,525
      29,500   *  Charming Shoppes Inc  . . . . . . . . . . . .              68,219
      27,100      Circuit City Stores Inc . . . . . . . . . . .             785,900
      53,000      Gap Inc . . . . . . . . . . . . . . . . . . .           2,398,250
     151,900      Home Depot Inc  . . . . . . . . . . . . . . .           6,740,562

================================================================================
STOCK INDEX FUND-CONTINUED    November 30, 1995          STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                                                     (Unaudited)

     NUMBER                                                               MARKET
    OF SHARES                                                              VALUE
-----------------------------------------------------------------------------------
                  MERCHANDISE - SPECIALTY - Continued
         973      Jostens Inc . . . . . . . . . . . . . . . . .     $        24,082
     129,800      Limited Inc . . . . . . . . . . . . . . . . .           2,320,175
      32,300      Melville Corp . . . . . . . . . . . . . . . .           1,005,338
      30,900      Nordstrom Inc . . . . . . . . . . . . . . . .           1,212,825
      16,800      Tandy Corp  . . . . . . . . . . . . . . . . .             800,100
      18,600      TJX Cos Inc . . . . . . . . . . . . . . . . .             309,225
      89,225   *  Toys R Us Inc . . . . . . . . . . . . . . . .           2,074,481
                                                                    ---------------
                                                                         18,635,682
                                                                    ---------------

                  MERCHANDISING -
                  DEPARTMENT - 0.60%
      25,900      Dayton Hudson Corp  . . . . . . . . . . . . .           1,880,988
      30,800      Dillard Department Stores Inc
                    Class A   . . . . . . . . . . . . . . . . .             889,350
      59,800   *  Federated Department Stores Inc . . . . . . .           1,741,675
      86,200      May Department Stores Co  . . . . . . . . . .           3,760,475
      16,000      Mercantile Stores Inc . . . . . . . . . . . .             744,000
                                                                    ---------------
                                                                          9,016,488
                                                                    ---------------

                  MERCHANDISING - FOOD - 0.69%
      92,400      Albertsons Inc  . . . . . . . . . . . . . . .           2,841,300
      37,300      American Stores Co  . . . . . . . . . . . . .             979,125
       6,900      Fleming Cos Inc . . . . . . . . . . . . . . .             159,563
      15,500      Giant Foods Inc Class A . . . . . . . . . . .             499,875
      15,300      Great Atlantic & Pacific Tea Inc  . . . . . .             334,687
      31,700   *  Kroger Co . . . . . . . . . . . . . . . . . .           1,061,950
      16,700      Supervalu Inc . . . . . . . . . . . . . . . .             538,575
      71,900      Sysco Corp  . . . . . . . . . . . . . . . . .           2,201,937
      26,000      Winn Dixie Stores Inc . . . . . . . . . . . .           1,667,250
                                                                    ---------------
                                                                         10,284,262
                                                                    ---------------

                  MERCHANDISING - MASS - 2.00%
      81,400      J C Penney Inc  . . . . . . . . . . . . . . .           3,815,625
     174,200      K Mart Corp . . . . . . . . . . . . . . . . .           1,350,050
      82,622   *  Price/Costco Inc  . . . . . . . . . . . . . .           1,373,591
     121,700      Sears Roebuck & Co  . . . . . . . . . . . . .           4,791,937
     747,200      Wal Mart Stores Inc . . . . . . . . . . . . .          17,932,800
      35,000   *  Woolworth Corp  . . . . . . . . . . . . . . .             525,000
                                                                    ---------------
                                                                         29,789,003
                                                                    ---------------

                  METALS - ALUMINUM - 0.47%
      68,000      Alcan Aluminium Ltd . . . . . . . . . . . . .           2,252,500
      61,800      Aluminum Co of America  . . . . . . . . . . .           3,615,300
      20,300      Reynolds Metals Co  . . . . . . . . . . . . .           1,172,325
                                                                    ---------------
                                                                          7,040,125
                                                                    ---------------

                  METALS - COPPER - 0.24%
       9,200      Asarco Inc  . . . . . . . . . . . . . . . . .             325,450
      32,649      Newmont Mining Corp . . . . . . . . . . . . .           1,407,988
      26,200      Phelps Dodge Corp . . . . . . . . . . . . . .           1,778,325
                                                                    ---------------
                                                                          3,511,763
                                                                    ---------------

                  METALS - MISCELLANEOUS - 0.31%
      31,350      Cyprus Amax Minerals Co . . . . . . . . . . .             862,125
      57,075      Engelhard Corp  . . . . . . . . . . . . . . .           1,334,128
      47,000      Freeport McMoran Copper & Gold
                    Class B   . . . . . . . . . . . . . . . . .           1,274,875
      32,300      Inco Ltd  . . . . . . . . . . . . . . . . . .           1,150,688
                                                                    ---------------
                                                                          4,621,816
                                                                    ---------------

                  METALS - STEEL - 0.28%
      22,300   *  Armco Inc . . . . . . . . . . . . . . . . . .             128,225
      21,900   *  Bethlehem Steel Corp  . . . . . . . . . . . .             306,600
      20,200      Inland Steel Industries . . . . . . . . . . .             527,725
      31,100      Nucor Corp  . . . . . . . . . . . . . . . . .           1,551,112
      29,620      USX US Steel Group  . . . . . . . . . . . . .             966,353
      38,925      Worthington Industries Inc  . . . . . . . . .             763,903
                                                                    ---------------
                                                                          4,243,918
                                                                    ---------------

                  MISCELLANEOUS - 0.38%
      84,900      Corning Inc . . . . . . . . . . . . . . . . .           2,557,612
      49,500   *  CUC International Inc . . . . . . . . . . . .           1,881,000
      29,550      Service Corp International  . . . . . . . . .           1,200,469
                                                                    ---------------
                                                                          5,639,081
                                                                    ---------------

                  MOBILE HOMES - 0.02%
      14,600      Fleetwood Enterprises Inc . . . . . . . . . .             350,400
                                                                    ---------------

                  NATURAL GAS - DIVERSIFIED - 0.22%
      26,000      Coastal Corp  . . . . . . . . . . . . . . . .             864,500
      11,200      Enserch Corp  . . . . . . . . . . . . . . . .             173,600
       8,800      NorAm Energy Corp . . . . . . . . . . . . . .              69,300
      47,929      Panhandle Eastern Corp  . . . . . . . . . . .           1,359,985
      23,700      Sonat Inc . . . . . . . . . . . . . . . . . .             764,325
                                                                    ---------------
                                                                          3,231,710
                                                                    ---------------

                  OIL - INTEGRATED DOMESTIC - 2.19%
      34,000      Amerada Hess Corp . . . . . . . . . . . . . .           1,615,000
     163,500      Amoco Corp  . . . . . . . . . . . . . . . . .          11,077,125
      10,000      Ashland Oil Inc . . . . . . . . . . . . . . .             348,750
      51,700      Atlantic Richfield Co . . . . . . . . . . . .           5,602,987
      47,300      Burlington Resources Inc  . . . . . . . . . .           1,821,050
      11,100      Kerr McGee Corp . . . . . . . . . . . . . . .             642,413
     111,700      Occidental Petroleum Corp . . . . . . . . . .           2,471,362
      40,800   *  Oryx Energy Co  . . . . . . . . . . . . . . .             535,500
      11,000      Pennzoil Co . . . . . . . . . . . . . . . . .             435,875
      91,800      Phillips Petroleum Co . . . . . . . . . . . .           3,052,350
      40,202   *  Santa Fe Energy Resources Inc . . . . . . . .             371,869
      29,016      Sun Co  . . . . . . . . . . . . . . . . . . .             805,194
      86,400      Unocal Corp . . . . . . . . . . . . . . . . .           2,322,000
      87,000      USX Marathon Group  . . . . . . . . . . . . .           1,598,625
                                                                    ---------------
                                                                         32,700,100
                                                                    ---------------

                  OIL - INTEGRATED
                  INTERNATIONAL - 5.68%
     209,400      Chevron Corp  . . . . . . . . . . . . . . . .          10,339,125
     409,200      Exxon Corp  . . . . . . . . . . . . . . . . .          31,661,850
     131,400      Mobil Corp  . . . . . . . . . . . . . . . . .          13,714,875
     175,300      Royal Dutch Petroleum Co - ADR  . . . . . . .          22,504,137
      88,700      Texaco Inc  . . . . . . . . . . . . . . . . .           6,563,800
                                                                    ---------------
                                                                         84,783,787
                                                                    ---------------

================================================================================
STOCK INDEX FUND-CONTINUED    November 30, 1995          STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                                                     (Unaudited)

     NUMBER                                                               MARKET
    OF SHARES                                                              VALUE
-----------------------------------------------------------------------------------
                  OIL - SERVICES - 0.74%
      53,600      Baker Hughes Inc  . . . . . . . . . . . . . .     $     1,092,100
      69,300      Dresser Industries Inc  . . . . . . . . . . .           1,637,212
      42,500      Halliburton Co  . . . . . . . . . . . . . . .           1,843,437
      24,000      McDermott International Inc . . . . . . . . .             435,000
      80,400      Schlumberger Ltd  . . . . . . . . . . . . . .           5,105,400
      18,500   *  Western Atlas Inc . . . . . . . . . . . . . .             885,688
                                                                    ---------------
                                                                         10,998,837
                                                                    ---------------

                  OIL/GAS PRODUCERS - 0.03%
       3,000      Helmerich & Payne Inc . . . . . . . . . . . .              81,750
       8,700      Louisiana Land & Exploration Co . . . . . . .             339,300
                                                                    ---------------
                                                                            421,050
                                                                    ---------------

                  PAPER/FOREST PRODUCTS - 1.88%
      41,000      Alco Standard Corp  . . . . . . . . . . . . .           1,783,500
      24,100      Avery Dennison Corp . . . . . . . . . . . . .           1,147,762
       8,366      Boise Cascade Corp  . . . . . . . . . . . . .             311,634
      25,300      Champion International Corp . . . . . . . . .           1,192,262
       2,430   *  Crown Vantage Inc . . . . . . . . . . . . . .              41,918
       9,100      Federal Paper Board Inc . . . . . . . . . . .             473,200
      32,500      Georgia Pacific Corp  . . . . . . . . . . . .           2,526,875
      85,800      International Paper Co  . . . . . . . . . . .           3,271,125
      33,100      James River Corp  . . . . . . . . . . . . . .           1,042,650
      56,900      Kimberly Clark Corp . . . . . . . . . . . . .           4,374,187
      41,600      Louisiana Pacific Corp  . . . . . . . . . . .           1,123,200
      16,000      Mead Corp . . . . . . . . . . . . . . . . . .             914,000
       4,900      Potlatch Corp . . . . . . . . . . . . . . . .             197,838
      49,700      Scott Paper Co  . . . . . . . . . . . . . . .           2,839,112
      23,364      Stone Container Corp  . . . . . . . . . . . .             365,063
      27,250      Union Camp Corp . . . . . . . . . . . . . . .           1,338,656
      26,850      Westvaco Corp . . . . . . . . . . . . . . . .             735,019
      72,800      Weyerhaeuser Co . . . . . . . . . . . . . . .           3,294,200
      17,500      Willamette Industries Inc . . . . . . . . . .           1,058,750
                                                                    ---------------
                                                                         28,030,951
                                                                    ---------------

                  PHOTOGRAPHY - 0.55%
     114,650      Eastman Kodak Co  . . . . . . . . . . . . . .           7,796,200
      10,400      Polaroid Corp . . . . . . . . . . . . . . . .             479,700
                                                                    ---------------
                                                                          8,275,900
                                                                    ---------------

                  POLLUTION CONTROL - 0.51%
      70,000      Browning Ferris Industries Inc  . . . . . . .           2,108,750
      71,800      Laidlaw Inc Class B . . . . . . . . . . . . .             664,150
          50      Safety Kleen Corp . . . . . . . . . . . . . .                 713
     165,000      WMX Technologies Inc  . . . . . . . . . . . .           4,867,500
                                                                    ---------------
                                                                          7,641,113
                                                                    ---------------

                  PUBLISHING - NEWS - 0.57%
      31,600      Dow Jones & Co Inc  . . . . . . . . . . . . .           1,212,650
      47,600      Gannett Inc . . . . . . . . . . . . . . . . .           2,903,600
      21,200      Knight-Ridder Inc . . . . . . . . . . . . . .           1,367,400
      22,200      New York Times Co Class A . . . . . . . . . .             654,900
      39,732      Times Mirror Co . . . . . . . . . . . . . . .           1,291,290
      15,600      Tribune Co  . . . . . . . . . . . . . . . . .           1,006,200
                                                                    ---------------
                                                                          8,436,040
                                                                    ---------------

                  PUBLISHING/PRINTING - 0.53%
      21,700      Deluxe Corp . . . . . . . . . . . . . . . . .             599,463
      59,400      Dun & Bradstreet Corp . . . . . . . . . . . .           3,705,075
      19,217      Harcourt General Inc  . . . . . . . . . . . .             773,484
      12,000      McGraw Hill Inc . . . . . . . . . . . . . . .           1,005,000
      21,600      Moore Corp Ltd  . . . . . . . . . . . . . . .             386,100
      39,200      R R Donnelley & Sons Co . . . . . . . . . . .           1,504,300
                                                                    ---------------
                                                                          7,973,422
                                                                    ---------------

                  RAILROAD - 1.22%
      46,317      Burlington Northern Inc . . . . . . . . . . .           3,734,308
      29,300      Conrail Inc . . . . . . . . . . . . . . . . .           2,047,338
      36,800      CSX Corp  . . . . . . . . . . . . . . . . . .           3,224,600
      48,300      Norfolk Southern Corp . . . . . . . . . . . .           3,803,625
      45,309      Santa Fe Pacific Gold Corp  . . . . . . . . .             543,708
      70,700      Union Pacific Corp  . . . . . . . . . . . . .           4,789,925
                                                                    ---------------
                                                                         18,143,504
                                                                    ---------------

                  RESTAURANTS - 0.79%
      55,800      Darden Restaurants Inc  . . . . . . . . . . .             648,675
       7,550      Lubys Cafeterias Inc  . . . . . . . . . . . .             166,100
     230,400      McDonalds Corp  . . . . . . . . . . . . . . .          10,281,600
       7,800   *  Shoneys Inc . . . . . . . . . . . . . . . . .              83,850
      30,000      Wendys International Inc  . . . . . . . . . .             618,750
                                                                    ---------------
                                                                         11,798,975
                                                                    ---------------

                  SAVINGS AND LOAN - 0.21%
      25,100      Golden West Financial Corp  . . . . . . . . .           1,283,238
      47,050      Great Western Financial Corp  . . . . . . . .           1,199,775
      24,900      H F Ahmanson & Co . . . . . . . . . . . . . .             666,075
                                                                    ---------------
                                                                          3,149,088
                                                                    ---------------

                  SECURITIES RELATED - 1.13%
     163,700      American Express Co . . . . . . . . . . . . .           6,957,250
      60,648      Dean Witter Discover & Co . . . . . . . . . .           3,093,048
      59,700      Merrill Lynch & Co Inc  . . . . . . . . . . .           3,320,812
      23,000      Morgan Stanley Group Inc  . . . . . . . . . .           1,983,750
      39,900      Salomon Inc . . . . . . . . . . . . . . . . .           1,451,363
                                                                    ---------------
                                                                         16,806,223
                                                                    ---------------

                  SEMICONDUCTORS - 1.63%
      37,000   *  Advanced Micro Devices Inc  . . . . . . . . .             758,500
      62,200   *  Applied Materials Inc . . . . . . . . . . . .           3,024,475
      71,000      Micron Technology Inc . . . . . . . . . . . .           3,887,250
     196,200      Motorola Inc  . . . . . . . . . . . . . . . .          12,017,250
      46,700   *  National Semiconductor Corp . . . . . . . . .             998,212
      62,000      Texas Instruments Inc . . . . . . . . . . . .           3,588,250
                                                                    ---------------
                                                                         24,273,937
                                                                    ---------------

                  TELECOMMUNICATIONS - 0.92%
     158,600   *  Airtouch Communications Inc . . . . . . . . .           4,619,225
      56,300      ALLTEL Corp . . . . . . . . . . . . . . . . .           1,660,850
      10,327   *  Andrew Corp . . . . . . . . . . . . . . . . .             446,643
      42,600   *  DSC Communications Corp . . . . . . . . . . .           1,688,025
       6,600      Harris Corp . . . . . . . . . . . . . . . . .             380,325
      85,800      Northern Telecommunications
                    Corp  . . . . . . . . . . . . . . . . . . .           3,464,175

================================================================================
STOCK INDEX FUND-CONTINUED    November 30, 1995          STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                                                     (Unaudited)

     NUMBER                                                               MARKET
    OF SHARES                                                              VALUE
-----------------------------------------------------------------------------------
                  TELECOMMUNICATIONS - Continued
      29,500      Scientific Atlanta Inc  . . . . . . . . . . .     $       468,312
      24,900   *  Tellabs Inc . . . . . . . . . . . . . . . . .             977,325
                                                                    ---------------
                                                                         13,704,880
                                                                    ---------------

                  TEXTILE - PRODUCTS - 0.08%
      11,400      Russell Corp  . . . . . . . . . . . . . . . .             303,525
      17,600      V F Corp  . . . . . . . . . . . . . . . . . .             915,200
                                                                    ---------------
                                                                          1,218,725
                                                                    ---------------

                  TOBACCO - 1.97%
      62,800      American Brands Inc . . . . . . . . . . . . .           2,621,900
     277,300      Philip Morris Cos Inc . . . . . . . . . . . .          24,333,075
      73,300      UST Inc . . . . . . . . . . . . . . . . . . .           2,391,412
                                                                    ---------------
                                                                         29,346,387
                                                                    ---------------

                  TRUCKERS - 0.09%
       2,300      Consolidated Freightways Inc  . . . . . . . .              60,375
      14,200      Roadway Services Inc  . . . . . . . . . . . .             713,550
      15,900      Ryder System Inc  . . . . . . . . . . . . . .             379,613
      19,300   *  Yellow Corp . . . . . . . . . . . . . . . . .             231,600
                                                                    ---------------
                                                                          1,385,138
                                                                    ---------------

                  UTILITIES - COMMUNICATION - 8.03%
     184,400      Ameritech Corp  . . . . . . . . . . . . . . .          10,142,000
     524,326      AT & T Corp . . . . . . . . . . . . . . . . .          34,605,516
     143,600      Bell Atlantic Corp  . . . . . . . . . . . . .           9,046,800
     324,400      Bellsouth Corp  . . . . . . . . . . . . . . .          12,611,050
     310,400      GTE Corp  . . . . . . . . . . . . . . . . . .          13,230,800
     220,100      MCI Communications Corp . . . . . . . . . . .           5,887,675
     142,500      NYNEX Corp  . . . . . . . . . . . . . . . . .           7,071,562
     146,200      Pacific Telesis Group . . . . . . . . . . . .           4,386,000
     192,700      SBC Communications Inc  . . . . . . . . . . .          10,405,800
     119,200      Sprint Corp . . . . . . . . . . . . . . . . .           4,768,000
     155,300      U S West Inc  . . . . . . . . . . . . . . . .           4,853,125
     155,300      U S West Inc Media Group  . . . . . . . . . .           2,795,400
                                                                    ---------------
                                                                        119,803,728
                                                                    ---------------

                  UTILITIES - ELECTRIC - 3.49%
      50,600      American Electric Power Inc . . . . . . . . .           1,903,825
      35,200      Baltimore Gas & Electric Co . . . . . . . . .             937,200
      60,100      Carolina Power & Light Co . . . . . . . . . .           1,975,787
      70,100      Central & South West Corp . . . . . . . . . .           1,883,937
      41,164      CiNergy Corp  . . . . . . . . . . . . . . . .           1,214,338
      71,500      Consolidated Edison Co of New York
                    Inc . . . . . . . . . . . . . . . . . . . .           2,064,562
      42,300      Detroit Edison Co . . . . . . . . . . . . . .           1,380,038
      57,650      Dominion Resources Inc  . . . . . . . . . . .           2,284,381
      61,200      Duke Power Co . . . . . . . . . . . . . . . .           2,746,350
      86,000      Entergy Corp  . . . . . . . . . . . . . . . .           2,397,250
      68,400      FPL Group Inc . . . . . . . . . . . . . . . .           2,966,850
      50,900      Houston Industries Inc  . . . . . . . . . . .           2,328,675
      37,500      Niagara Mohawk Power Corp . . . . . . . . . .             370,313
      26,000      Northern States Power Co  . . . . . . . . . .           1,222,000
      35,900      Ohio Edison Co  . . . . . . . . . . . . . . .             816,725
     148,000      Pacific Gas & Electric Co . . . . . . . . . .           4,070,000
      83,900      PacifiCorp  . . . . . . . . . . . . . . . . .           1,646,538
      79,400      Peco Energy Co  . . . . . . . . . . . . . . .           2,302,600
      44,500      P P & L Resources Inc . . . . . . . . . . . .           1,106,937
      74,850      Public Service Enterprise Group . . . . . . .           2,217,431
     163,800      SCE Corp  . . . . . . . . . . . . . . . . . .           2,559,375
     213,600      Southern Co . . . . . . . . . . . . . . . . .           4,886,100
      79,800      Texas Utilities Co  . . . . . . . . . . . . .           3,072,300
      77,700      Unicom Corp . . . . . . . . . . . . . . . . .           2,486,400
      28,800      Union Electric Co . . . . . . . . . . . . . .           1,155,600
                                                                    ---------------
                                                                         51,995,512
                                                                    ---------------

                  UTILITIES - GAS, PIPELINE - 0.54%
      13,000   *  Columbia Gas System Inc . . . . . . . . . . .             562,250
      22,600      Consolidated Natural Gas Co . . . . . . . . .           1,002,875
      89,500      Enron Corp  . . . . . . . . . . . . . . . . .           3,356,250
      23,700      Nicor Inc . . . . . . . . . . . . . . . . . .             601,388
      18,300      ONEOK Inc . . . . . . . . . . . . . . . . . .             430,050
      15,000      Pacific Enterprises . . . . . . . . . . . . .             401,250
       2,200      Peoples Energy Corp . . . . . . . . . . . . .              67,100
      40,100      Williams Cos Inc  . . . . . . . . . . . . . .           1,684,200
                                                                    ---------------
                                                                          8,105,363
                                                                    ---------------

                  UTILITIES - MISCELLANEOUS - 0.07%
      32,600      General Public Utilities Corp . . . . . . . .           1,030,975
                                                                    ---------------

                  TOTAL COMMON STOCKS
                  (Cost $1,045,112,379) . . . . . . . . . . . .       1,472,026,437
                                                                    ---------------

    PAR
   VALUE
------------
                  CORPORATE SHORT TERM
                  COMMERCIAL PAPER - 1.39%

                  FINANCE COMPANIES - 0.67%
$10,065,000       Ford Motor Credit Co,
                    5.73% due 12/4/95 . . . . . . . . . . . . .          10,060,194
                                                                    ---------------

                  SECURITIES RELATED - 0.72%
  10,700,000      Merrill Lynch & Co Inc,
                    5.82% due 12/1/95 . . . . . . . . . . . . .          10,700,000
                                                                    ---------------

                  TOTAL CORPORATE SHORT
                  TERM COMMERCIAL PAPER
                  (Cost $20,760,194)  . . . . . . . . . . . . .          20,760,194
                                                                    ---------------

                  UNITED STATES GOVERNMENT -
                  SHORT TERM - 0.06%
                  United States Treasury Bills:
     400,000        5.645% due 12/21/95 . . . . . . . . . . . .             398,746
     450,000        5.53% due 12/14/95  . . . . . . . . . . . .             449,101
                                                                    ---------------
                                                                            847,847
                                                                    ---------------

                  TOTAL UNITED STATES
                  GOVERNMENT -  SHORT TERM
                  (Cost $847,847) . . . . . . . . . . . . . . .             847,847
                                                                    ---------------

================================================================================
STOCK INDEX FUND-CONTINUED    November 30, 1995          STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                                                     (Unaudited)


                                                                         MARKET
                                                                          VALUE
-----------------------------------------------------------------------------------
                  TOTAL INVESTMENTS
                  (Cost $1,066,720,420) - 100.15% . . . . . . .     $ 1,493,634,478
                  Other assets and liabilities,
                    net - (0.15%)   . . . . . . . . . . . . . .          (2,201,717)
                                                                    ---------------

                  NET ASSETS (equivalent
                    to $19.10 per share on
                    78,073,334 shares
                    outstanding) - 100%   . . . . . . . . . . .     $ 1,491,432,761
                                                                    ===============
               *  Non-income producing

                                                                        UNREALIZED
                                                                       APPRECIATION
 CONTRACTS                                                            (DEPRECIATION)
-----------------------------------------------------------------------------------
                  FUTURES CONTRACTS PURCHASED(1)
                  (Delivery month/Value at 11/30/95)
          44 (2)  S&P 500 Index Futures
                    (December/$607.25)  . . . . . . . . . . . .     $       210,975
           1 (2)  S&P 500 Index Futures
                    (March/$612.75) . . . . . . . . . . . . . .                (375)
                                                                    ---------------
                                                                    $       210,600
                                                                    ===============

             (1) U.S.Treasury Bills with a market value of approximately $850,000 were maintained in a segregated account with a portion placed as collateral for futures contracts.
             (2)  Per 500

NET ASSETS REPRESENTED BY:
Capital stock, $.01 par value per share,
  1,000,000,000 shares authorized,
  78,073,334 shares outstanding . . . . . . . . . . . . . . . .     $       780,733
Additional paid in capital  . . . . . . . . . . . . . . . . . .       1,024,542,200
Undistributed net realized gain on securities . . . . . . . . .          38,329,054
Undistributed net investment income . . . . . . . . . . . . . .             656,116
Unrealized appreciation of:
  Investments . . . . . . . . . . . . . . . . .     $426,914,058
  Futures   . . . . . . . . . . . . . . . . . .          210,600        427,124,658
                                                    ------------    ---------------
NET ASSETS APPLICABLE TO SHARES
  OUTSTANDING . . . . . . . . . . . . . . . . . . . . . . . . .     $ 1,491,432,761
                                                                    ---------------

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
STOCK INDEX FUND                                           FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                                                                     (Unaudited)

STATEMENT OF OPERATIONS
For the six months ended November 30, 1995

INVESTMENT INCOME:
Dividends . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $   16,553,023
Interest  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           554,578
                                                                             --------------
   Total investment income  . . . . . . . . . . . . . . . . . . . . . . .        17,107,601
                                                                             --------------
EXPENSES:
Advisory fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         1,963,710
Custodian and accounting services . . . . . . . . . . . . . . . . . . . .           281,918
Reports to shareholders . . . . . . . . . . . . . . . . . . . . . . . . .            82,142
Audit fees  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            29,389
Directors' fees and expenses  . . . . . . . . . . . . . . . . . . . . . .            28,004
Miscellaneous . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            68,855
                                                                             --------------
   Total expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . .         2,454,018
                                                                             --------------
NET INVESTMENT INCOME . . . . . . . . . . . . . . . . . . . . . . . . . .        14,653,583
                                                                             --------------
REALIZED AND UNREALIZED GAIN ON SECURITIES:
Net realized gain on:
   Investments  . . . . . . . . . . . . . . . . . . . .    $     6,971,595
   Futures contracts  . . . . . . . . . . . . . . . . .          1,715,594        8,687,189
                                                           ---------------
Net unrealized appreciation of securities during the
   period:
   Investments  . . . . . . . . . . . . . . . . . . . .        166,693,000
   Futures contracts  . . . . . . . . . . . . . . . . .             56,675      166,749,675
                                                           ---------------   --------------
     Net realized and unrealized gain on securities during the period   .       175,436,864
                                                                             --------------
INCREASE IN NET ASSETS RESULTING  FROM OPERATIONS . . . . . . . . . . . .    $  190,090,447
                                                                             ==============


STATEMENT OF CHANGES IN NET ASSETS

                                                              For the six     For the fiscal
                                                              months ended      year ended
                                                            November 30,1995   May 31, 1995
                                                            -------------------------------
OPERATIONS:
Net investment income . . . . . . . . . . . . . . . . .    $    14,653,583   $   27,820,558
Net realized gain on securities . . . . . . . . . . . .          8,687,189       30,306,629
Net unrealized appreciation of securities during
  the period  . . . . . . . . . . . . . . . . . . . . .        166,749,675      154,652,699
                                                           --------------------------------
  Increase in net assets resulting from operations  . .        190,090,447      212,779,886
                                                           --------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income . . . . . . . . . . . . . . . . .        (14,126,575)     (27,954,349)
Net realized gain on securities   . . . . . . . . . . .                  -       (2,497,235)
                                                           --------------------------------
  Decrease in net assets resulting from distributions
    to shareholders . . . . . . . . . . . . . . . . . .        (14,126,575)     (30,451,584)
                                                           --------------------------------
CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold  . . . . . . . . . . .         71,348,502      100,308,445
Proceeds from capital stock issued for distributions
  reinvested  . . . . . . . . . . . . . . . . . . . . .         14,126,575       30,451,584
                                                           --------------------------------
                                                                85,475,077      130,760,029
Cost of capital stock repurchased . . . . . . . . . . .        (37,998,301)    (131,555,447)
                                                           --------------------------------
   Increase (decrease) in net assets resulting from
     capital stock transactions   . . . . . . . . . . .         47,476,776         (795,418)
                                                           --------------------------------
TOTAL INCREASE IN NET ASSETS  . . . . . . . . . . . . .        223,440,648      181,532,884
NET ASSETS:
Beginning of period . . . . . . . . . . . . . . . . . .      1,267,992,113    1,086,459,229
                                                           --------------------------------
End of period (including undistributed net investment
   income of $656,116 and $129,108) . . . . . . . . . .    $ 1,491,432,761   $1,267,992,113
                                                           --------------------------------
CHANGE IN SHARES OUTSTANDING:
Shares of capital stock sold  . . . . . . . . . . . . .          3,955,873        6,656,098
Shares issued for distributions reinvested  . . . . . .            778,378        2,028,815
Shares of capital stock repurchased   . . . . . . . . .         (2,112,376)      (8,727,186)
                                                           --------------------------------
   Increase (decrease) in shares outstanding  . . . . .          2,621,875          (42,273)
Shares outstanding:
   Beginning of period  . . . . . . . . . . . . . . . .         75,451,459       75,493,732
                                                           --------------------------------
   End of period  . . . . . . . . . . . . . . . . . . .         78,073,334       75,451,459
                                                           --------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
MIDCAP INDEX FUND              November 30, 1995        STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                                                     (Unaudited)

   NUMBER                                                                MARKET
  OF SHARES                                                               VALUE
--------------------------------------------------------------------------------
               COMMON STOCKS - 99.22%

               ADVERTISING - 0.40%
   28,882      Omnicom Group . . . . . . . . . . . . . . .      $     1,927,874
                                                                ---------------

               AEROSPACE/DEFENSE - 0.90%
   18,480      GenCorp Inc . . . . . . . . . . . . . . . .              217,140
   22,071      OEA Inc . . . . . . . . . . . . . . . . . .              598,676
   21,855   *  Rohr Industries Inc . . . . . . . . . . . .              319,629
    3,700   *  Sequa Corp Class A  . . . . . . . . . . . .              107,763
   30,437      Sundstrand Corp . . . . . . . . . . . . . .            1,970,796
   10,210      Teleflex Inc  . . . . . . . . . . . . . . .              453,069
   18,761      Thiokol Corp  . . . . . . . . . . . . . . .              635,528
                                                                ---------------
                                                                      4,302,601
                                                                ---------------

               AIRLINES - 0.23%
   17,921   *  Alaska Air Group Inc  . . . . . . . . . . .              324,818
   29,574      Atlantic Southeast Airlines Inc . . . . . .              776,318
                                                                ---------------
                                                                      1,101,136
                                                                ---------------

               APPAREL & PRODUCTS - 0.61%
    2,753      Angelica Corp . . . . . . . . . . . . . . .               61,598
   24,900   *  Ann Taylor Stores Corp  . . . . . . . . . .              317,475
   37,553      Cintas Corp . . . . . . . . . . . . . . . .            1,727,438
   11,776      Claire's Stores Inc . . . . . . . . . . . .              229,632
   37,014      CML Group Inc . . . . . . . . . . . . . . .              226,711
   23,424   *  Lands End Inc . . . . . . . . . . . . . . .              345,504
                                                                ---------------
                                                                      2,908,358
                                                                ---------------

               APPLIANCES/FURNISHINGS - 0.94%
   43,259      Heilig Meyers Co  . . . . . . . . . . . . .              875,995
   28,514      Herman Miller Inc . . . . . . . . . . . . .              905,320
   27,501      Lancaster Colony Corp . . . . . . . . . . .              955,660
   69,576      Leggett & Platt Inc . . . . . . . . . . . .            1,678,521
    2,604      National Presto Industries Inc  . . . . . .              108,391
                                                                ---------------
                                                                      4,523,887
                                                                ---------------

               AUTO - ORIGINAL EQUIPMENT - 1.11%
   16,925      Arvin Industries Inc  . . . . . . . . . . .              298,303
    7,700      Carlisle Cos Inc  . . . . . . . . . . . . .              328,213
   42,442      Danaher Corp  . . . . . . . . . . . . . . .            1,305,092
   16,218      Donaldson Co Inc  . . . . . . . . . . . . .              403,423
   34,370      Federal Mogul Corp  . . . . . . . . . . . .              657,326
   42,170      Mark IV Industries Inc  . . . . . . . . . .              869,756
   27,228      Modine Manufacturing Co . . . . . . . . . .              844,067
   23,200      Superior Industries International
                 Inc   . . . . . . . . . . . . . . . . . .              635,100
                                                                ---------------
                                                                      5,341,280
                                                                ---------------

               AUTO - OTHER - 0.35%
   60,070      Harley Davidson Inc . . . . . . . . . . . .            1,666,943
                                                                ---------------

               AUTO - REPLACEMENT PARTS - 0.10%
   16,221      Kaydon Corp . . . . . . . . . . . . . . . .              482,575
                                                                ---------------

               BANKS - OTHER - 0.59%
   62,972      State Street Boston Corp  . . . . . . . . .            2,833,740
                                                                ---------------

               BANKS - REGIONAL - 7.32%
   28,234      Bancorp Hawaii Inc  . . . . . . . . . . . .            1,037,600
   30,952      Central Fidelity Banks Inc  . . . . . . . .            1,021,416
   43,055      City National Corp  . . . . . . . . . . . .              592,006
   32,700      Comerica Inc  . . . . . . . . . . . . . . .            1,222,163
   29,286      Crestar Financial Corp  . . . . . . . . . .            1,786,446
   18,718      Dauphin Depository Corp . . . . . . . . . .              575,579
   50,100      Fifth Third Bancorp . . . . . . . . . . . .            3,663,563
   52,343      First American Bank Corp  . . . . . . . . .            2,348,892
   41,441      First Security Corp . . . . . . . . . . . .            1,440,075
   34,301      First Tennessee National Corp . . . . . . .            2,075,211
   24,775      First Virginia Banks Inc  . . . . . . . . .            1,056,034
   84,600      Hibernia Corp Class A . . . . . . . . . . .              888,300
   77,348      Marshall & Ilsley Corp  . . . . . . . . . .            2,040,054
   40,634      Mercantile Bancorporation Inc . . . . . . .            1,864,085
   35,356      Mercantile Bankshares Corp  . . . . . . . .            1,003,227
   54,496      Meridian Bancorp Inc  . . . . . . . . . . .            2,513,628
   45,053      Northern Trust Corp . . . . . . . . . . . .            2,354,019
   35,209      Regions Financial Corp  . . . . . . . . . .            1,478,777
   68,687      SouthTrust Corp . . . . . . . . . . . . . .            1,742,932
   45,103      UJB Financial Corp  . . . . . . . . . . . .            1,510,950
   36,536      West One Bancorp  . . . . . . . . . . . . .            1,817,665
   33,678      Wilmington Trust Corp . . . . . . . . . . .            1,081,905
                                                                ---------------
                                                                     35,114,527
                                                                ---------------

               BEVERAGE - SOFT DRINKS - 0.62%
  101,903      Coca Cola Enterprises Inc . . . . . . . . .            2,955,187
                                                                ---------------

               BROADCASTING - 0.58%
   29,828      A H Belo Corp . . . . . . . . . . . . . . .            1,062,623
   25,619   *  Chris Craft Industries Inc  . . . . . . . .            1,053,581
   23,216      TCA Cable TV Inc  . . . . . . . . . . . . .              658,754
                                                                ---------------
                                                                      2,774,958
                                                                ---------------

               BUILDING MATERIALS - 1.03%
   12,766      CalMat Co . . . . . . . . . . . . . . . . .              220,214
   27,200      Fastenal Company  . . . . . . . . . . . . .            1,128,800
   20,825      Hon Industries Inc  . . . . . . . . . . . .              583,100
   60,372      RPM Inc Ohio  . . . . . . . . . . . . . . .            1,267,812
   12,000   *  Southdown Inc . . . . . . . . . . . . . . .              226,500
   26,400      Vulcan Materials Co . . . . . . . . . . . .            1,498,200
                                                                ---------------
                                                                      4,924,626
                                                                ---------------

               CHEMICAL - MAJOR - 0.18%
   48,000      Albemarle Corp  . . . . . . . . . . . . . .              882,000
                                                                ---------------

               CHEMICAL - MISCELLANEOUS - 3.02%
   40,873      A Schulman Inc  . . . . . . . . . . . . . .              771,478
   25,080      Betz Laboratories Inc . . . . . . . . . . .            1,009,470
   34,337      Crompton & Knowles Corp . . . . . . . . . .              446,381
   13,268      Dexter Corp . . . . . . . . . . . . . . . .              323,408
   92,000      Ethyl Corp  . . . . . . . . . . . . . . . .            1,150,000
   22,547      Ferro Corp  . . . . . . . . . . . . . . . .              501,671
   32,633      Georgia Gulf Corp . . . . . . . . . . . . .            1,162,551
   14,064      H B Fuller Co . . . . . . . . . . . . . . .              450,048
   25,693      Lawter International Inc  . . . . . . . . .              279,411
   24,780      Loctite Corp  . . . . . . . . . . . . . . .            1,211,123

================================================================================
MIDCAP INDEX FUND - CONTINUED    November 30, 1995      STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                                                     (Unaudited)

   NUMBER                                                                MARKET
  OF SHARES                                                               VALUE
--------------------------------------------------------------------------------
               CHEMICAL - MISCELLANEOUS - Continued
   60,019      Lubrizol Corp . . . . . . . . . . . . . . .      $     1,718,044
   66,678      Lyondell Petrochemical Co . . . . . . . . .            1,633,611
   32,424      M A Hanna Co  . . . . . . . . . . . . . . .              871,395
    4,355      NCH Corp  . . . . . . . . . . . . . . . . .              235,714
   23,871      Olin Corp . . . . . . . . . . . . . . . . .            1,814,196
   23,025      Rollins Inc . . . . . . . . . . . . . . . .              477,768
   49,900   *  Sterling Chemical Inc . . . . . . . . . . .              417,912
                                                                ---------------
                                                                     14,474,181
                                                                ---------------

               CONGLOMERATES - 1.04%
   43,498      Alexander & Baldwin Inc . . . . . . . . . .            1,054,827
   41,200   *  Litton Industries Inc . . . . . . . . . . .            1,848,850
    5,100   *  MAXXAM Inc  . . . . . . . . . . . . . . . .              194,438
   17,761      PHH Corp  . . . . . . . . . . . . . . . . .              812,566
   34,921      Trinity Industries Inc  . . . . . . . . . .            1,073,820
                                                                ---------------
                                                                      4,984,501
                                                                ---------------

               CONTAINERS - PAPER - 0.69%
   15,614      Chesapeake Corp . . . . . . . . . . . . . .              460,613
   28,722   *  Sealed Air Corp . . . . . . . . . . . . . .              876,021
   78,836      Sonoco Products Co  . . . . . . . . . . . .            1,970,900
                                                                ---------------
                                                                      3,307,534
                                                                ---------------

               COSMETICS/TOILETRIES - 0.38%
   35,088      Tambrands Inc . . . . . . . . . . . . . . .            1,828,962
                                                                ---------------

               DRUGS - 3.52%
   27,104      Bergen Brunswig Corp Class A  . . . . . . .              650,496
   29,276   *  Biogen Inc  . . . . . . . . . . . . . . . .            1,595,542
   32,346      Carter Wallace Inc. . . . . . . . . . . . .              367,936
   45,188   *  Centocor Inc  . . . . . . . . . . . . . . .              632,632
   34,070   *  Chiron Corp . . . . . . . . . . . . . . . .            3,432,553
   36,341   *  Forest Laboratories Inc . . . . . . . . . .            1,544,493
   23,571   *  Genzyme Corp  . . . . . . . . . . . . . . .            1,538,008
   89,836      Ivax Corp . . . . . . . . . . . . . . . . .            2,391,883
   33,400      McKesson Corp . . . . . . . . . . . . . . .            1,715,924
   93,034      Mylan Labs Inc  . . . . . . . . . . . . . .            2,174,670
   18,900      R P Scherer Corp  . . . . . . . . . . . . .              838,687
                                                                ---------------
                                                                     16,882,824
                                                                ---------------

               ELECTRICAL EQUIPMENT - 2.58%
   74,286   *  American Power Conversion Corp  . . . . . .              789,289
   34,331      Ametek Inc  . . . . . . . . . . . . . . . .              605,084
   42,498   *  Conner Peripherals Inc  . . . . . . . . . .              961,517
   25,935      Hubbell Inc Class B . . . . . . . . . . . .            1,585,277
   87,633      Molex Inc . . . . . . . . . . . . . . . . .            2,935,706
   45,096   *  Quantum Corp  . . . . . . . . . . . . . . .              845,550
   57,815   *  Seagate Technology  . . . . . . . . . . . .            3,049,740
   60,846   *  Teradyne Inc  . . . . . . . . . . . . . . .            1,589,601
                                                                ---------------
                                                                     12,361,764
                                                                ---------------

               ELECTRONIC INSTRUMENTS - 2.51%
   37,376   *  Arrow Electronics Inc . . . . . . . . . . .            1,742,656
   28,266   *  Exabyte Corp  . . . . . . . . . . . . . . .              356,858
   60,300   *  Integrated Device Technology  . . . . . . .            1,025,100
   21,321   *  Magnetek Inc  . . . . . . . . . . . . . . .              175,898
   59,779      Sensormatic Electronics Corp  . . . . . . .            1,292,721
   21,673   *  Symbol Technologies Inc . . . . . . . . . .              834,411
   64,040   *  Thermo Electron Corp  . . . . . . . . . . .            3,169,980
   24,116      Varian Association Inc  . . . . . . . . . .            1,157,568
   24,473   *  VeriFone Inc  . . . . . . . . . . . . . . .              715,835
   44,500   *  Vishay Intertechnology Inc  . . . . . . . .            1,557,500
                                                                ---------------
                                                                     12,028,527
                                                                ---------------

               ENTERTAINMENT - 0.01%
    3,243   *  Dave & Busters Inc  . . . . . . . . . . . .               47,429
                                                                ---------------

               FERTILIZERS - 0.38%
   23,773      IMC Global Inc  . . . . . . . . . . . . . .            1,839,436
                                                                ---------------

               FINANCE COMPANIES - 1.06%
  110,100      Green Tree Financial Corp . . . . . . . . .            3,110,325
   41,400      SunAmerica Inc  . . . . . . . . . . . . . .            1,950,975
                                                                ---------------
                                                                      5,061,300
                                                                ---------------

               FOODS - 2.66%
   29,082      Dean Foods Co . . . . . . . . . . . . . . .              814,296
   56,509      Dole Foods Inc  . . . . . . . . . . . . . .            2,126,151
   15,818      Dreyers Grand Ice Cream Inc . . . . . . . .              520,017
   36,137      Flowers Industries Inc  . . . . . . . . . .              465,257
   37,100      IBP Inc . . . . . . . . . . . . . . . . . .            2,318,750
    8,212      International Multifoods Corp . . . . . . .              191,956
   18,171      J M Smucker Co Class A  . . . . . . . . . .              379,320
   17,771      Lance Inc . . . . . . . . . . . . . . . . .              293,222
   75,878      McCormick & Co Inc  . . . . . . . . . . . .            1,792,618
   20,676      Michaels Foods Inc  . . . . . . . . . . . .              237,774
  116,291      Tyson Foods Inc Class A . . . . . . . . . .            2,761,910
   25,229      Universal Foods Corp  . . . . . . . . . . .              879,860
                                                                ---------------
                                                                     12,781,131
                                                                ---------------

               FOOTWEAR - 0.25%
   27,400   *  Nine West Group Inc . . . . . . . . . . . .            1,215,875
                                                                ---------------

               FREIGHT - 0.46%
   19,073      Airborne Freight Corp . . . . . . . . . . .              536,428
   21,560      American President Cos Ltd  . . . . . . . .              539,000
   34,400      JB Hunt Transport Services Inc  . . . . . .              563,300
   28,971      Overseas Shipholding Group Inc  . . . . . .              579,420
                                                                ---------------
                                                                      2,218,148
                                                                ---------------
               GOLD MINING - 0.15%
   81,294      Battle Mountain Gold Co . . . . . . . . . .              721,484
                                                                ---------------

               HARDWARE & TOOLS - 0.04%
    7,355      Lawson Products Inc . . . . . . . . . . . .              174,681
                                                                ---------------

               HEALTHCARE - 2.66%
   32,100   *  Apria Healthcare Group Inc  . . . . . . . .              971,025
   36,353      Cardinal Health Inc . . . . . . . . . . . .            1,963,062
   42,343   *  Coram Healthcare Corp . . . . . . . . . . .              232,887
   37,076   *  FHP International Corp  . . . . . . . . . .            1,075,204
   26,886   *  Healthcare Compare Corp . . . . . . . . . .            1,051,915
   72,292   *  Healthsouth Corp  . . . . . . . . . . . . .            2,186,833
   36,200   *  Horizon/CMS Healthcare Corp . . . . . . . .              782,825

================================================================================
MIDCAP INDEX FUND - CONTINUED    November 30, 1995      STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                                                     (Unaudited)

   NUMBER                                                                MARKET
  OF SHARES                                                               VALUE
--------------------------------------------------------------------------------
               HEALTHCARE - Continued
   88,064   *  Laboratory Corp of America  . . . . . . . .      $       759,552
   12,018   *  Laboratory Corp of America
                 (Warrants)  . . . . . . . . . . . . . . .                8,262
   51,891   *  Novacare Inc  . . . . . . . . . . . . . . .              304,860
   26,400   *  Pacificare Health System Inc
                 Class B   . . . . . . . . . . . . . . . .            2,290,200
   45,085   *  Value Health Inc  . . . . . . . . . . . . .            1,132,760
                                                                ---------------
                                                                     12,759,385
                                                                ---------------

               HEAVY DUTY TRUCKS/PARTS - 0.14%
   30,204      Federal Signal Corp . . . . . . . . . . . .              687,141
                                                                ---------------

               HOME BUILDERS - 0.41%
   69,776      Clayton Homes Inc . . . . . . . . . . . . .            1,953,728
                                                                ---------------

               HOSPITAL MANAGEMENT - 1.18%
   44,500   *  Foundation Health Corp  . . . . . . . . . .            2,035,875
   29,600   *  Healthcare & Retirement Corp  . . . . . . .              991,600
   23,500   *  Healthsource Inc  . . . . . . . . . . . . .            1,468,750
   35,229      Surgical Care Affiliates Inc  . . . . . . .            1,144,943
                                                                ---------------
                                                                      5,641,168
                                                                ---------------

               HOSPITAL SUPPLIES - 1.63%
   17,335   *  Acuson Corp . . . . . . . . . . . . . . . .              203,686
   14,810   *  Advanced Technology Laboratories  . . . . .              318,415
   18,633      Beckman Instruments Inc . . . . . . . . . .              649,826
   14,566   *  Cordis Corp . . . . . . . . . . . . . . . .            1,543,996
   14,368   *  Datascope Inc . . . . . . . . . . . . . . .              366,384
   22,100      DENTSPLY International Inc  . . . . . . . .              792,838
    8,009      Diagnostic Products Corp  . . . . . . . . .              287,322
   24,568   *  Nellcor Inc . . . . . . . . . . . . . . . .            1,412,660
   42,191      Stryker Corp  . . . . . . . . . . . . . . .            2,257,218
                                                                ---------------
                                                                      7,832,345
                                                                ---------------

               HOUSEHOLD PRODUCTS - 0.26%
   10,314      Church & Dwight Inc . . . . . . . . . . . .              188,231
   14,273      First Brands Corp . . . . . . . . . . . . .              652,990
   14,164      Stanhome Inc  . . . . . . . . . . . . . . .              421,378
                                                                ---------------
                                                                      1,262,599
                                                                ---------------

               INFORMATION PROCESSING - 9.78%
   50,150      Adobe Systems Inc . . . . . . . . . . . . .            3,391,394
   23,762   *  AST Research Inc  . . . . . . . . . . . . .              216,828
  142,650   *  Bay Networks Inc  . . . . . . . . . . . . .            6,419,250
   39,152   *  BMC Software Inc  . . . . . . . . . . . . .            1,654,172
   32,321   *  Borland International Inc . . . . . . . . .              569,658
   46,119   *  Cadence Design Systems Inc  . . . . . . . .            1,660,284
   25,026      Comdisco Inc  . . . . . . . . . . . . . . .              847,756
   41,000   *  Compuware Corp  . . . . . . . . . . . . . .              840,500
   10,173   *  Convex Computer Corp  . . . . . . . . . . .               48,322
   71,812   *  Dell Computer Corp  . . . . . . . . . . . .            3,177,681
   25,423      Diebold Inc . . . . . . . . . . . . . . . .            1,458,645
   43,900   *  Electronic Arts . . . . . . . . . . . . . .            1,498,088
  169,000   *  E M C Corp  . . . . . . . . . . . . . . . .            3,020,875
   36,364   *  Fiserv Inc  . . . . . . . . . . . . . . . .              963,646
   30,876   *  Information Resources Inc . . . . . . . . .              370,512
  108,700   *  Informix Corp . . . . . . . . . . . . . . .            3,009,631
    9,514      Measurex Corp . . . . . . . . . . . . . . .              266,392
   39,707   *  Mentor Graphics Corp  . . . . . . . . . . .              799,103
   48,542   *  Parametric Technology Corp  . . . . . . . .            3,434,347
   39,692      Paychex Inc . . . . . . . . . . . . . . . .            1,791,102
   17,418   *  Policy Management Systems Corp  . . . . . .              779,456
   37,654      Reynolds & Reynolds Co Class A  . . . . . .            1,435,559
   32,725   *  Sequent Computer Systems Inc  . . . . . . .              519,509
   30,900   *  Solectron Corp  . . . . . . . . . . . . . .            1,313,250
   46,890   *  Storage Technology Corp . . . . . . . . . .            1,160,528
   25,825   *  Stratus Computer Inc  . . . . . . . . . . .              858,681
   30,673   *  Structural Dynamics Research Corp . . . . .              624,962
   35,012   *  Symantec Corp . . . . . . . . . . . . . . .              927,817
   35,300   *  U S Robotics Corp . . . . . . . . . . . . .            3,874,174
                                                                ---------------
                                                                     46,932,122
                                                                ---------------


               INSURANCE -  CASUALTY - 1.02%
   43,233      American Financial Group Inc  . . . . . . .            1,296,990
   54,762      Progressive Corp Ohio . . . . . . . . . . .            2,436,909
   17,018      Transatlantic Holdings Inc  . . . . . . . .            1,169,988
                                                                ---------------
                                                                      4,903,887
                                                                ---------------

               INSURANCE - LIFE - 0.25%
   42,486      Provident Life & Accident Co
                 Class B   . . . . . . . . . . . . . . . .            1,194,919
                                                                ---------------

               INSURANCE - MISCELLANEOUS - 0.43%
      955   *  Everen Capital Corp . . . . . . . . . . . .               23,155
   13,166      Hartford Steam Boiler Inspections . . . . .              607,281
   28,850      Kemper Corp . . . . . . . . . . . . . . . .            1,420,862
                                                                ---------------
                                                                      2,051,298
                                                                ---------------

               INSURANCE - MULTILINE - 1.58%
   78,150      AFLAC Inc . . . . . . . . . . . . . . . . .            3,184,612
   92,772      Aon Corp  . . . . . . . . . . . . . . . . .            4,371,881
                                                                ---------------
                                                                      7,556,493
                                                                ---------------

               LEISURE TIME - 1.48%
   62,600      Callaway Golf Co  . . . . . . . . . . . . .            1,244,175
   79,025   *  Circus Circus Enterprise Inc  . . . . . . .            2,192,944
  102,802      International Game Technology . . . . . . .            1,272,175
   71,045   *  Mirage Resorts Inc  . . . . . . . . . . . .            2,406,649
                                                                ---------------
                                                                      7,115,943
                                                                ---------------

               LODGING - 0.81%
   44,700   *  HFS Inc . . . . . . . . . . . . . . . . . .            3,095,475
   35,300   *  Promus Hotel Corp . . . . . . . . . . . . .              781,013
                                                                ---------------
                                                                      3,876,488
                                                                ---------------

               MACHINERY - CONSTRUCTION &
               CONTRACTS - 0.14%
   11,514      Granite Construction Inc  . . . . . . . . .              319,514
   14,968   *  Jacobs Engineering Group Inc  . . . . . . .              361,103
                                                                ---------------
                                                                        680,617
                                                                ---------------

================================================================================
MIDCAP INDEX FUND - CONTINUED    November 30, 1995      STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                                                     (Unaudited)

   NUMBER                                                                MARKET
  OF SHARES                                                               VALUE
--------------------------------------------------------------------------------
               MACHINERY - INDUSTRIAL/
               SPECIALTY - 1.80%
   29,273      Albany International Corp Class A . . . . .      $       625,710
   19,618      Duriron Co Inc  . . . . . . . . . . . . . .              564,018
   21,425      Goulds Pumps Inc  . . . . . . . . . . . . .              506,166
   29,576      Keystone International Inc  . . . . . . . .              606,308
   12,514      Nordson Corp  . . . . . . . . . . . . . . .              719,555
   32,133      Stewart & Stevenson Services Inc  . . . . .              739,058
   18,400      Tecumseh Products Co Class A  . . . . . . .              975,200
   68,292      Tidewater Inc . . . . . . . . . . . . . . .            1,954,858
   27,624      Watts Industries Inc Class A  . . . . . . .              566,291
   30,600      York International Corp . . . . . . . . . .            1,369,350
                                                                ---------------
                                                                      8,626,514
                                                                ---------------

               MEDICAL TECHNOLOGY - 0.02%
   12,788   *  Applied Bioscience International Inc  . . .               81,524
                                                                ---------------

               MERCHANDISE - DRUG - 0.47%
   66,600   *  Perrigo Co  . . . . . . . . . . . . . . . .              874,125
   50,700   *  Revco Drugs Inc . . . . . . . . . . . . . .            1,400,588
                                                                ---------------
                                                                      2,274,713
                                                                ---------------

               MERCHANDISE - SPECIALTY - 3.07%
    3,857      AT Cross Co Class A . . . . . . . . . . . .               61,230
   35,200   *  Best Buy Co Inc . . . . . . . . . . . . . .              721,600
   59,997      Dollar General Corp . . . . . . . . . . . .            1,627,419
   15,723      Duty Free International Inc . . . . . . . .              212,261
   41,100      Fingerhut Cos Inc . . . . . . . . . . . . .              518,888
   23,771   *  Gibson Greetings Inc  . . . . . . . . . . .              356,565
    6,657      Hancock Fabrics Inc . . . . . . . . . . . .               64,074
   68,464   *  Home Shopping Network Inc . . . . . . . . .              641,850
   33,027      Intelligent Electronics Inc . . . . . . . .              214,676
   31,700   *  Kohls Corp  . . . . . . . . . . . . . . . .            1,711,800
   23,821   *  MacFrugals Bargains Close Outs  . . . . . .              312,651
   26,500   *  Micro Warehouse Inc . . . . . . . . . . . .            1,245,500
  117,037   *  Office Depot Inc  . . . . . . . . . . . . .            2,867,406
   53,711      Sothebys Holdings Inc . . . . . . . . . . .              745,240
   80,600   *  Staples Inc . . . . . . . . . . . . . . . .            2,055,300
   15,368      Tiffany & Co  . . . . . . . . . . . . . . .              793,372
   31,086   *  Waban Inc . . . . . . . . . . . . . . . . .              575,091
                                                                ---------------
                                                                     14,724,923
                                                                ---------------

               MERCHANDISING - FOOD - 0.46%
   29,900      Hannaford Brothers Co . . . . . . . . . . .              717,600
   24,700      Ruddick Corp  . . . . . . . . . . . . . . .              265,525
   13,668      Savannah Foods & Industries Inc . . . . . .              169,142
   39,688   *  Vons Cos Inc  . . . . . . . . . . . . . . .            1,051,732
                                                                ---------------
                                                                      2,203,999
                                                                ---------------

               MERCHANDISING - MASS - 0.30%
   40,007      Family Dollar Stores Inc  . . . . . . . . .              615,108
   18,100   *  Fred Meyer Inc  . . . . . . . . . . . . . .              418,563
   66,624   *  Service Merchandise Inc . . . . . . . . . .              408,071
                                                                ---------------
                                                                      1,441,742
                                                                ---------------

               METALS - ALUMINUM - 0.28%
   39,767   *  Alumax Inc  . . . . . . . . . . . . . . . .            1,322,253
                                                                ---------------

               METALS - MISCELLANEOUS - 0.40%
   17,700      Brush Wellman Inc . . . . . . . . . . . . .              309,750
   29,506      Kennametal Inc  . . . . . . . . . . . . . .              907,310
   19,950      Precision Castparts Corp  . . . . . . . . .              718,200
                                                                ---------------
                                                                      1,935,260
                                                                ---------------

               METALS - STEEL - 1.11%
   60,152      Allegheny Ludlum Corp . . . . . . . . . . .            1,120,331
    8,810      Carpenter Technology Corp . . . . . . . . .              381,033
   39,188      CBI Industries Inc  . . . . . . . . . . . .            1,317,697
   12,857      Cleveland Cliffs Inc  . . . . . . . . . . .              503,030
   21,721      Harsco Corp . . . . . . . . . . . . . . . .            1,281,539
   15,516      Lukens Inc  . . . . . . . . . . . . . . . .              475,177
   18,323      Oregon Steel Mills Inc  . . . . . . . . . .              251,940
                                                                ---------------
                                                                      5,330,747
                                                                ---------------

               MISCELLANEOUS - 1.77%
   60,700      Equifax Inc . . . . . . . . . . . . . . . .            2,541,813
   22,186      Flightsafety International Inc  . . . . . .            1,164,765
   22,100   *  Jones Apparel Group Inc . . . . . . . . . .              798,363
   30,303      Kelly Services Inc Class A  . . . . . . . .              833,333
   62,900      Manpower Inc  . . . . . . . . . . . . . . .            1,682,575
   36,300      Olsten Corp . . . . . . . . . . . . . . . .            1,452,000
                                                                ---------------
                                                                      8,472,849
                                                                ---------------

               NATURAL GAS - DIVERSIFIED - 0.90%
   46,700      El Paso Natural Gas Co  . . . . . . . . . .            1,436,025
   42,143      Questar Corp  . . . . . . . . . . . . . . .            1,364,380
   35,232   *  Seagull Energy Corp . . . . . . . . . . . .              642,984
   34,191      Valero Energy Corp  . . . . . . . . . . . .              884,692
                                                                ---------------
                                                                      4,328,081
                                                                ---------------

               OIL - INTEGRATED DOMESTIC - 0.46%
   27,073      Diamond Shamrock Inc  . . . . . . . . . . .              680,209
   23,980      Mapco Inc . . . . . . . . . . . . . . . . .            1,288,925
   16,614      Quaker State Corp . . . . . . . . . . . . .              224,289
                                                                ---------------
                                                                      2,193,423
                                                                ---------------

               OIL - INTEGRATED
               INTERNATIONAL - 0.30%
   36,846      Murphy Oil Corp . . . . . . . . . . . . . .            1,450,811
                                                                ---------------

               OIL - SERVICE - PRODUCTS - 0.18%
   68,825   *  Parker Drilling Co  . . . . . . . . . . . .              352,728
    5,786   *  Varco International Inc . . . . . . . . . .               52,797
   18,582   *  Weatherford Enterra Inc . . . . . . . . . .              471,518
                                                                ---------------
                                                                        877,043
                                                                ---------------

               OIL - SERVICES - 0.88%
   26,421   *  BJ Services Co  . . . . . . . . . . . . . .              650,617
  139,115   *  Global Marine Inc . . . . . . . . . . . . .              939,026
   68,339   *  Nabors Industries Inc . . . . . . . . . . .              674,848
   30,846   *  Smith International Inc . . . . . . . . . .              520,526
   46,546      Witco Corp  . . . . . . . . . . . . . . . .            1,431,290
                                                                ---------------
                                                                      4,216,307
                                                                ---------------

================================================================================
MIDCAP INDEX FUND - CONTINUED    November 30, 1995      STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                                                     (Unaudited)

   NUMBER                                                                MARKET
  OF SHARES                                                               VALUE
--------------------------------------------------------------------------------
               OIL/GAS PRODUCERS - 1.51%
   49,355      Anadarko Petroleum Corp . . . . . . . . . .      $     2,375,209
   57,698      Apache Corp . . . . . . . . . . . . . . . .            1,536,209
   31,640      Cabot Corp  . . . . . . . . . . . . . . . .            1,487,080
   39,235      Noble Affiliates Inc  . . . . . . . . . . .            1,064,249
   23,400      Parker & Parsley Petroleum Co . . . . . . .              438,750
   62,766      Ranger Oil Ltd  . . . . . . . . . . . . . .              360,905
                                                                ---------------
                                                                      7,262,402
                                                                ---------------

               PAPER/FOREST PRODUCTS - 1.56%
   36,439      Bowater Inc . . . . . . . . . . . . . . . .            1,448,450
   33,435      Consolidated Papers Inc . . . . . . . . . .            2,072,970
   36,739      Longview Fibre Co . . . . . . . . . . . . .              633,748
   28,700      P H Glatfelter Co . . . . . . . . . . . . .              548,888
   16,988      Pentair Inc . . . . . . . . . . . . . . . .              845,153
   27,800      Rayonier Inc  . . . . . . . . . . . . . . .            1,063,350
   16,670      Standard Register Inc . . . . . . . . . . .              345,903
   19,009      Wausau Paper Mills Co . . . . . . . . . . .              522,747
                                                                ---------------
                                                                      7,481,209
                                                                ---------------

               PHOTOGRAPHY - 0.02%
    3,753      CPI Corp  . . . . . . . . . . . . . . . . .               78,344
                                                                ---------------

               POLLUTION CONTROL - 0.07%
   10,016   *  Air & Water Technologies Corp
                 Class A   . . . . . . . . . . . . . . . .               55,088
   24,533      Calgon Carbon Corp  . . . . . . . . . . . .              288,263
                                                                ---------------
                                                                        343,351
                                                                ---------------

               PUBLISHING - NEWS - 0.86%
   14,300      Lee Enterprises Inc . . . . . . . . . . . .              595,238
   17,268      Media General Inc Class A . . . . . . . . .              526,674
    9,861      Washington Post Co Class B  . . . . . . . .            2,997,744
                                                                ---------------
                                                                      4,119,656
                                                                ---------------

               PUBLISHING/PRINTING - 0.96%
   21,791      Banta Corp  . . . . . . . . . . . . . . . .              953,356
    3,857      Ennis Business Forms Inc  . . . . . . . . .               48,213
   21,116      Houghton Mifflin Co . . . . . . . . . . . .              849,919
   17,200   *  Scholastic Corp . . . . . . . . . . . . . .            1,191,100
   53,800   *  Topps Co Inc  . . . . . . . . . . . . . . .              275,725
   18,514      Wallace Computer Services Inc . . . . . . .            1,069,184
   24,625   *  Western Publishing Group Inc  . . . . . . .              221,624
                                                                ---------------
                                                                      4,609,121
                                                                ---------------

               RAILROAD - 0.79%
   16,312      GATX Corp . . . . . . . . . . . . . . . . .              795,210
   37,818      Illinois Central Corp . . . . . . . . . . .            1,531,629
   31,532      Kansas City Southern
                 Industries Inc  . . . . . . . . . . . . .            1,458,355
                                                                ---------------
                                                                      3,785,194
                                                                ---------------

               RESTAURANTS - 1.15%
   40,133      Bob Evans Farms Inc . . . . . . . . . . . .              707,344
   57,255   *  Brinker International Inc . . . . . . . . .              880,296
   24,732   *  Buffets Inc . . . . . . . . . . . . . . . .              327,699
   50,166      Cracker Barrel Old Country Stores . . . . .              934,342
   12,780   *  International Dairy Queen Inc
                 Class A   . . . . . . . . . . . . . . . .              284,355
   31,853      Morrison Restaurants Inc  . . . . . . . . .              533,538
   38,100   *  Outback Steakhouse Inc  . . . . . . . . . .            1,390,650
   19,988      Sbarro Inc  . . . . . . . . . . . . . . . .              447,232
    7,606   *  Sizzler International Inc . . . . . . . . .               29,472
                                                                ---------------
                                                                      5,534,928
                                                                ---------------

               SECURITIES RELATED - 2.50%
   50,076      A G Edwards Inc . . . . . . . . . . . . . .            1,352,052
   90,666      Bear Stearns Cos Inc  . . . . . . . . . . .            1,971,986
  144,652      Charles Schwab Corp . . . . . . . . . . . .            3,507,811
   63,268      Franklin Resources Inc  . . . . . . . . . .            3,345,296
   80,200      Paine Webber Group Inc  . . . . . . . . . .            1,794,474
                                                                ---------------
                                                                     11,971,619
                                                                ---------------

               SEMICONDUCTORS - 4.17%
   36,920   *  Altera Corp . . . . . . . . . . . . . . . .            2,141,360
   60,686   *  Analog Devices Inc  . . . . . . . . . . . .            2,245,382
   80,600   *  Atmel Corp  . . . . . . . . . . . . . . . .            2,418,000
   37,288      Avnet Inc . . . . . . . . . . . . . . . . .            1,752,536
   49,936   *  Cirrus Logic Inc  . . . . . . . . . . . . .            1,448,144
   67,282   *  Cypress Semiconductor Corp  . . . . . . . .            1,051,281
   60,854      Linear Technology Corp  . . . . . . . . . .            2,753,643
  102,400   *  LSI Logic Corp  . . . . . . . . . . . . . .            4,288,000
   59,181   *  Xilinx Inc  . . . . . . . . . . . . . . . .            1,901,190
                                                                ---------------
                                                                     19,999,536
                                                                ---------------

               TELECOMMUNICATIONS - 3.25%
   48,964   *  ADC Telecommunications Inc  . . . . . . . .            2,227,862
   34,942      Comsat Corp . . . . . . . . . . . . . . . .              677,001
  134,346      Frontier Corp . . . . . . . . . . . . . . .            3,476,203
  171,800   *  Nextel Communications Inc
                 Class A . . . . . . . . . . . . . . . . .            2,641,425
   23,870   *  Octel Communications Corp . . . . . . . . .              784,726
   37,840   *  Vanguard Cellular Systems Inc
                 Class A   . . . . . . . . . . . . . . . .              856,130
  151,652   *  Worldcom Inc  . . . . . . . . . . . . . . .            4,928,690
                                                                ---------------
                                                                     15,592,037
                                                                ---------------

               TEXTILE - PRODUCTS - 0.89%
   45,300   *  Burlington Industries Inc . . . . . . . . .              605,888
  108,910      Shaw Industries Inc . . . . . . . . . . . .            1,701,719
   54,921      Unifi Inc . . . . . . . . . . . . . . . . .            1,304,374
   26,284      Wellman Inc . . . . . . . . . . . . . . . .              673,527
                                                                ---------------
                                                                      4,285,508
                                                                ---------------

               TOBACCO - 0.16%
   31,835      Universal Corp  . . . . . . . . . . . . . .              756,081
                                                                ---------------

               TRUCKERS - 0.07%
   17,614      Arnold Industries Inc . . . . . . . . . . .              325,859
                                                                ---------------

               UTILITIES - COMMUNICATION - 1.27%
   52,750      Century Telephone Enterprises Inc . . . . .            1,648,438
   21,418      Lincoln Telecommunications Co . . . . . . .              417,651

================================================================================
MIDCAP INDEX FUND - CONTINUED    November 30, 1995      STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                                                     (Unaudited)

   NUMBER                                                                MARKET
  OF SHARES                                                               VALUE
--------------------------------------------------------------------------------
               UTILITIES - COMMUNICATION - Continued
   59,264      Southern New England
                 Telecommunications Corp   . . . . . . . .      $     2,148,320
   49,291      Telephone & Data Systems Inc  . . . . . . .            1,879,219
                                                                ---------------
                                                                      6,093,628
                                                                ---------------

               UTILITIES - ELECTRIC - 11.19%
   53,136   *  AES Corp  . . . . . . . . . . . . . . . . .            1,076,004
   94,614      Allegheny Power System Inc  . . . . . . . .            2,625,539
   18,268      Atlanta Gas & Light Co  . . . . . . . . . .              698,751
   43,035      Atlantic Energy Inc . . . . . . . . . . . .              844,562
    3,853      Black Hills Corp  . . . . . . . . . . . . .               95,362
   31,100   *  California Energy Inc . . . . . . . . . . .              598,675
    7,959      Central Louisiana Electric Co . . . . . . .              203,949
   30,416      Central Maine Power Co  . . . . . . . . . .              410,616
   67,264      CMS Energy Corp . . . . . . . . . . . . . .            1,832,944
   54,537      Delmarva Power & Light Co . . . . . . . . .            1,213,448
   78,862      Florida Progress Corp . . . . . . . . . . .            2,710,880
   16,066      Hawaiian Electric Industries Inc  . . . . .              614,525
   20,623      Idaho Power Co  . . . . . . . . . . . . . .              592,911
   59,100      Illinova Corp . . . . . . . . . . . . . . .            1,676,963
   11,059      Indiana Energy Inc  . . . . . . . . . . . .              262,651
   34,176      Ipalco Enterprises  . . . . . . . . . . . .            1,277,328
   53,219      Kansas City Power & Light Co  . . . . . . .            1,330,475
   31,471      LG & E Energy Corp  . . . . . . . . . . . .            1,298,179
   67,134      MidAmerican Energy Co . . . . . . . . . . .            1,116,103
   16,218      Minnesota Power & Light Co  . . . . . . . .              450,050
   51,557      Montana Power Co  . . . . . . . . . . . . .            1,172,922
   24,733      Nevada Power Co . . . . . . . . . . . . . .              537,943
   55,517      New England Electric System . . . . . . . .            2,165,163
   75,221      New York State Electric & Gas Corp  . . . .            1,955,746
   57,472      Nipsco Industries Inc . . . . . . . . . . .            2,126,464
  111,333      Northeast Utilities . . . . . . . . . . . .            2,658,075
   42,846      Oklahoma Gas & Electric Co  . . . . . . . .            1,735,263
   65,223      Pinnacle West Capital Corp  . . . . . . . .            1,777,327
   33,191      Portland General Corp . . . . . . . . . . .              937,646
  119,864      Potomac Electric Power Co . . . . . . . . .            2,936,668
   57,112   *  Public Service Co of Colorado . . . . . . .            1,970,364
   39,337   *  Public Service Co of New Mexico . . . . . .              693,315
   58,362      Puget Sound Power & Light Co  . . . . . . .            1,356,917
   87,988      Scana Corp  . . . . . . . . . . . . . . . .            2,375,676
   40,248      Southwestern Public Service Co  . . . . . .            1,313,091
   94,920      Teco Energy Inc . . . . . . . . . . . . . .            2,301,810
   32,788      Utilicorp United Inc  . . . . . . . . . . .              913,965
   24,924      Washington Gas Light Co . . . . . . . . . .              520,288
   93,652      Wisconsin Energy Corp . . . . . . . . . . .            2,762,733
   16,616      WPL Holdings Inc  . . . . . . . . . . . . .              515,095
                                                                ---------------
                                                                     53,656,386
                                                                ---------------

               UTILITIES - GAS, DISTRIBUTION - 0.92%
   31,305      Brooklyn Union Gas Co . . . . . . . . . . .              884,366
   57,768      MCN Corp  . . . . . . . . . . . . . . . . .            1,256,454
   35,578      National Fuel Gas Co  . . . . . . . . . . .            1,142,943
   28,982      Tosco Corp  . . . . . . . . . . . . . . . .            1,104,939
                                                                ---------------
                                                                      4,388,702
                                                                ---------------

               TOTAL COMMON STOCKS
               (Cost $387,748,177) . . . . . . . . . . . .          475,879,352
                                                                ---------------

               CORPORATE SHORT TERM
               COMMERCIAL PAPER - 1.00%

               SECURITIES RELATED - 1.00%
$  4,781,000   Merrill Lynch & Co Inc,
                 5.82% due 12/1/95 . . . . . . . . . . . .      $     4,781,000
                                                                ---------------

               TOTAL CORPORATE SHORT TERM
               COMMERCIAL PAPER
               (Cost $4,781,000) . . . . . . . . . . . . .            4,781,000
                                                                ---------------

               UNITED STATES GOVERNMENT -
               SHORT TERM - 0.04%
  200,000      United States Treasury Bills,
                 5.645% due 12/21/95
                 (Cost $199,373) . . . . . . . . . . . . .              199,373
                                                                ---------------

               TOTAL INVESTMENTS
               (Cost $392,728,550) - 100.26%   . . . . . .          480,859,725
               Other assets and liabilities,
                 net - (0.26%)   . . . . . . . . . . . . .           (1,226,543)
                                                                ---------------

               NET ASSETS (equivalent
                 to $18.04 per share on
                 26,584,118 shares
                 outstanding) - 100%   . . . . . . . . . .      $   479,633,182
                                                                ===============
            *  Non-income producing

                                                                       UNREALIZED
   CONTRACTS                                                          APPRECIATION
----------------------------------------------------------------------------------
               FUTURES CONTRACTS PURCHASED(1)
               (Delivery month/Value at 11/30/95)
       47 (2)  S&P MidCap 400 Index Futures
                 (December/$218.80)  . . . . . . . . . . .      $       112,300
                                                                ---------------

               (1)  U.S.Treasury Bills with a market value
                    of approximately $200,000 were maintained in a segregated account with a portion placed as collateral for futures contracts.
               (2)  Per 500

NET ASSETS REPRESENTED BY:
Capital stock, $.01 par value per share,
  1,000,000,000 shares authorized,
  26,584,118 shares outstanding . . . . . . . . . . . . . . . .     $       265,841
Additional paid in capital  . . . . . . . . . . . . . . . . . .         361,484,493
Undistributed net realized gain on securities . . . . . . . . .          29,517,301
Undistributed net investment income . . . . . . . . . . . . . .             122,072
Unrealized appreciation of:
  Investments . . . . . . . . . . . . . . . . .     $ 88,131,175
  Futures . . . . . . . . . . . . . . . . . . .          112,300         88,243,475
                                                    ------------    ---------------
NET ASSETS APPLICABLE TO SHARES
  OUTSTANDING . . . . . . . . . . . . . . . . . . . . . . . . .     $   479,633,182
                                                                    ===============

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
MIDCAP INDEX FUND                                          FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                                                                     (Unaudited)


STATEMENT OF OPERATIONS
For the six months ended November 30, 1995

INVESTMENT INCOME:
Dividends . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $    3,879,662
Interest  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           218,958
                                                                             --------------
   Total investment income  . . . . . . . . . . . . . . . . . . . . . . .         4,098,620
                                                                             --------------
EXPENSES:
Advisory fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           788,297
Custodian and accounting services . . . . . . . . . . . . . . . . . . . .            92,652
Reports to shareholders . . . . . . . . . . . . . . . . . . . . . . . . .            26,850
Audit fees  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             9,386
Directors' fees and expenses  . . . . . . . . . . . . . . . . . . . . . .             9,207
Miscellaneous . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            16,067
                                                                             --------------
   Total expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . .           942,459
                                                                             --------------
NET INVESTMENT INCOME . . . . . . . . . . . . . . . . . . . . . . . . . .         3,156,161
                                                                             --------------
REALIZED AND UNREALIZED GAIN ON SECURITIES:
Net realized gain on:
   Investments  . . . . . . . . . . . . . . . . . . . .    $    11,604,001
   Futures contracts  . . . . . . . . . . . . . . . . .            847,110       12,451,111
                                                           ---------------
Net unrealized appreciationduring the period:
   Investments  . . . . . . . . . . . . . . . . . . . .         49,429,887
   Futures contracts  . . . . . . . . . . . . . . . . .             85,450       49,515,337
                                                           ---------------   --------------
     Net realized and unrealized gain on securities during the period   .        61,966,448
                                                                             --------------
INCREASE IN NET ASSETS RESULTING  FROM OPERATIONS . . . . . . . . . . . .    $   65,122,609
                                                                             ==============

STATEMENT OF CHANGES IN NET ASSETS

                                                              For the six     For the fiscal
                                                              months ended      year ended
                                                           November 30, 1995   May 31, 1995
                                                           --------------------------------
OPERATIONS:
Net investment income . . . . . . . . . . . . . . . . .    $     3,156,161   $    6,497,943
Net realized gain on securities . . . . . . . . . . . .         12,451,111       17,285,230
Net unrealized appreciation of securities during the
   period . . . . . . . . . . . . . . . . . . . . . . .         49,515,337       24,441,688
                                                           --------------------------------
   Increase in net assets resulting from operations . .         65,122,609       48,224,861
                                                           --------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income . . . . . . . . . . . . . . . . .         (3,192,676)      (6,508,350)
Net realized gain on securities . . . . . . . . . . . .                  -      (11,552,354)
                                                           --------------------------------
   Decrease in net assets resulting from distributions
     to shareholders  . . . . . . . . . . . . . . . . .         (3,192,676)     (18,060,704)
                                                           --------------------------------

CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold  . . . . . . . . . . .         20,306,166       49,716,369
Proceeds from capital stock issued for distributions
   reinvested . . . . . . . . . . . . . . . . . . . . .          3,192,676       18,060,704
                                                           --------------------------------
                                                                23,498,842       67,777,073
Cost of capital stock repurchased . . . . . . . . . . .        (13,352,243)     (39,425,302)
                                                           --------------------------------
Increase in net assets resulting from capital
   stock transactions . . . . . . . . . . . . . . . . .         10,146,599       28,351,771
                                                           --------------------------------
TOTAL INCREASE IN NET ASSETS  . . . . . . . . . . . . .         72,076,532       58,515,928

NET ASSETS:
Beginning of period . . . . . . . . . . . . . . . . . .        407,556,650      349,040,722
                                                           --------------------------------
End of period (including undistributed net investment
   income of $122,072 and $158,587) . . . . . . . . . .    $   479,633,182   $  407,556,650
                                                           --------------------------------

CHANGE IN SHARES OUTSTANDING:
Shares of capital stock sold  . . . . . . . . . . . . .          1,187,321        3,399,417
Shares issued for distributions reinvested  . . . . . .            184,168        1,269,279
Shares of capital stock repurchased   . . . . . . . . .           (775,341)      (2,681,672)
                                                           --------------------------------
Increase in shares outstanding  . . . . . . . . . . . .            596,148        1,987,024
Shares outstanding: . . . . . . . . . . . . . . . . . .
   Beginning of period  . . . . . . . . . . . . . . . .         25,987,970       24,000,946
                                                           --------------------------------
   End of period  . . . . . . . . . . . . . . . . . . .         26,584,118       25,987,970
                                                           --------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
SMALL CAP INDEX FUND       November 30, 1995            STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                                                     (Unaudited)

  NUMBER                                                                MARKET
OF SHARES                                                               VALUE
--------------------------------------------------------------------------------
               COMMON STOCKS - 96.73%

               ADVERTISING - 0.60%
    5,200   *  Acxiom Corp . . . . . . . . . . . . . . . .      $       149,500
    5,025      Advo Inc  . . . . . . . . . . . . . . . . .              133,162
    2,700   *  American Business Information . . . . . . .               49,275
    2,600   *  Catalina Marketing Corp . . . . . . . . . .              150,150
      600      Grey Advertising Inc  . . . . . . . . . . .              114,000
      300      Harte Hanks Communications  . . . . . . . .                9,975
       52   *  Polyvision Corp . . . . . . . . . . . . . .                  103
    8,100      True North Communications . . . . . . . . .              166,050
    8,100   *  Westwood One Inc  . . . . . . . . . . . . .              114,413
                                                                ---------------
                                                                        886,628
                                                                ---------------

               AEROSPACE/DEFENSE - 1.23%
    2,600   *  Alliant Techsystems Inc . . . . . . . . . .              133,250
   10,200      Aviall Inc  . . . . . . . . . . . . . . . .               86,700
    7,400   *  BE Aerospace Inc  . . . . . . . . . . . . .               67,525
      400      Cubic Corp  . . . . . . . . . . . . . . . .                9,550
    6,900      GenCorp Inc . . . . . . . . . . . . . . . .               81,075
   14,000   *  Geotek Communications Inc . . . . . . . . .               99,750
    1,000   *  Nortek Inc  . . . . . . . . . . . . . . . .                9,500
    5,800      OEA Inc . . . . . . . . . . . . . . . . . .              157,325
    6,200   *  Orbital Sciences Corp . . . . . . . . . . .               99,200
    7,900   *  Rohr Industries Inc . . . . . . . . . . . .              115,538
    9,100   *  SCI Systems Inc . . . . . . . . . . . . . .              304,850
    3,600   *  Sequa Corp Class A  . . . . . . . . . . . .              104,850
    2,000   *  Special Devices Inc . . . . . . . . . . . .               30,250
    2,000   *  Tech Sym Corp . . . . . . . . . . . . . . .               59,750
    3,700      Teleflex Inc  . . . . . . . . . . . . . . .              164,187
    4,800      Thiokol Corp  . . . . . . . . . . . . . . .              162,600
    5,900   *  Trimble Navigation Ltd  . . . . . . . . . .              120,212
      600   *  Whittaker Corp  . . . . . . . . . . . . . .               10,650
                                                                ---------------
                                                                      1,816,762
                                                                ---------------

               AIRLINES - 0.86%
    6,100   *  Alaska Air Group Inc  . . . . . . . . . . .              110,563
   12,300   *  America West Airlines Inc Class B . . . . .              219,862
    8,475      Comair Holdings Inc . . . . . . . . . . . .              274,378
    6,500   *  Continental Airlines Inc Class B  . . . . .              254,312
    5,350      Expeditors International of
                 Washington Inc  . . . . . . . . . . . . .              136,425
    5,400      Harper Group Inc  . . . . . . . . . . . . .               93,150
    9,700   *  Mesa Airlines Inc . . . . . . . . . . . . .               87,906
    1,300      Skywest Inc . . . . . . . . . . . . . . . .               17,875
    7,300      Tower Air Inc . . . . . . . . . . . . . . .               52,013
    1,700   *  WorldCorp Inc . . . . . . . . . . . . . . .               17,000
                                                                ---------------
                                                                      1,263,484
                                                                ---------------

               APPAREL & PRODUCTS - 1.39%
    4,400      Angelica Corp . . . . . . . . . . . . . . .               98,450
    5,000   *  Ann Taylor Stores Corp  . . . . . . . . . .               63,750
    7,100      Authentic Fitness Corp  . . . . . . . . . .              149,987
    2,200      Blair Corp  . . . . . . . . . . . . . . . .               68,475
    8,150      Cato Corp . . . . . . . . . . . . . . . . .               58,069
    5,800   *  Chic By H I S Inc . . . . . . . . . . . . .               31,175
    5,900      Claire's Stores Inc . . . . . . . . . . . .              115,050
    3,100      CML Group Inc . . . . . . . . . . . . . . .               18,987
    5,400   *  Designs Inc . . . . . . . . . . . . . . . .               42,525
    1,000   *  Donnkenny Inc . . . . . . . . . . . . . . .               33,000
    9,400   *  Dress Barn  . . . . . . . . . . . . . . . .               86,950
    1,200      Fab Industries  . . . . . . . . . . . . . .               35,250
    5,250   *  Goodys Family Clothing Inc  . . . . . . . .               57,094
    6,400   *  Gymboree Corp . . . . . . . . . . . . . . .              151,200
    2,300      Haggar Corp . . . . . . . . . . . . . . . .               41,400
    2,700   *  Hartmarx Corp . . . . . . . . . . . . . . .               12,150
      400   *  Johnson Worldwide Associates Inc  . . . . .                9,200
    5,550      Kellwood Co . . . . . . . . . . . . . . . .              107,531
    4,200   *  Mens Wearhouse Inc  . . . . . . . . . . . .              121,275
    4,950   *  Nautica Enterprises Inc . . . . . . . . . .              175,725
    6,300      Oshkosh B Gosh Inc Class A  . . . . . . . .               96,075
    3,700      Oxford Industries Inc . . . . . . . . . . .               69,375
    1,700      Phillips Van Heusen Corp  . . . . . . . . .               17,638
    9,400      Ross Stores Inc . . . . . . . . . . . . . .              179,775
    1,800      St John Knits Inc . . . . . . . . . . . . .               84,375
    3,000   *  Todays Man Inc  . . . . . . . . . . . . . .               13,125
   16,600   *  Tultex Corp . . . . . . . . . . . . . . . .               78,850
      600      Unifirst Corp . . . . . . . . . . . . . . .                9,525
    1,000   *  Urban Outfitters Inc  . . . . . . . . . . .               23,000
                                                                ---------------
                                                                      2,048,981
                                                                ---------------

               APPLIANCES/FURNISHINGS - 1.07%
    2,100      Aaron Rents Inc Class A . . . . . . . . . .               37,275
    3,750      Bassett Furniture Industries Inc  . . . . .               84,375
    4,200      Crown Crafts Inc  . . . . . . . . . . . . .               51,450
    1,500      Falcon Products Inc . . . . . . . . . . . .               21,375
   13,003   *  General Host Corp . . . . . . . . . . . . .               61,764
   12,356   *  Griffon Corp  . . . . . . . . . . . . . . .              105,026
    5,000      Haverty Furniture Cos Inc . . . . . . . . .               71,250
   11,000      Hechinger Co Class A  . . . . . . . . . . .               49,500
    1,450   *  Helen of Troy Corp  . . . . . . . . . . . .               27,731
    6,500      Herman Miller Inc . . . . . . . . . . . . .              206,375
    6,000      Hunt Manufacturing Co . . . . . . . . . . .               90,000
    2,200      La Z Boy Chair Co . . . . . . . . . . . . .               70,125
    4,800   *  Lechters Inc  . . . . . . . . . . . . . . .               33,600
   11,400   *  Levitz Furniture Inc  . . . . . . . . . . .               37,050
    9,485   *  Metromedia International Group Inc  . . . .              170,730
    1,500      National Presto Industries Inc  . . . . . .               62,438
    4,600      Oneida Ltd  . . . . . . . . . . . . . . . .               79,925
    4,400   *  O Sullivan Industries Holdings Inc  . . . .               28,050
    5,600   *  Renters Choice Inc  . . . . . . . . . . . .               91,700
    4,400      Rival Co  . . . . . . . . . . . . . . . . .               92,950
    5,200      Sun Television & Appliances Inc . . . . . .               28,600
    4,900      Windmere Corp . . . . . . . . . . . . . . .               29,400
    5,423   *  Zenith Electronics Corp . . . . . . . . . .               42,028
                                                                ---------------
                                                                      1,572,717
                                                                ---------------
               AUTO - CARS - 0.21%
    2,800   *  Insurance Auto Auctions Inc . . . . . . . .               30,800
    6,900   *  National Auto Credit Inc  . . . . . . . . .              116,437
    2,600   *  Oxford Resources Corp Class A . . . . . . .               66,300
    6,200   *  Roadmaster Industries Inc . . . . . . . . .               17,825
    3,243      Varlen Corp . . . . . . . . . . . . . . . .               85,129
                                                                ---------------
                                                                        316,491
                                                                ---------------

================================================================================
SMALL CAP INDEX FUND - CONTINUED  November 30, 1995     STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                                                     (Unaudited)

  NUMBER                                                                MARKET
OF SHARES                                                               VALUE
--------------------------------------------------------------------------------
               AUTO - ORIGINAL EQUIPMENT - 0.63%
    8,800      Allen Group Inc . . . . . . . . . . . . . .      $       232,100
    3,900      Arvin Industries Inc  . . . . . . . . . . .               68,738
    2,900      Breed Technologies Inc  . . . . . . . . . .               58,725
    2,500      Carlisle Cos Inc  . . . . . . . . . . . . .              106,562
    6,000      Donaldson Co Inc  . . . . . . . . . . . . .              149,250
    3,500      Excel Industries Inc  . . . . . . . . . . .               42,875
    7,100      Federal Mogul Corp  . . . . . . . . . . . .              135,787
    4,800      Hayes Wheels International Inc  . . . . . .              128,400
                                                                ---------------
                                                                        922,437
                                                                ---------------

               AUTO - REPLACEMENT PARTS - 1.09%
    3,300      A O Smith Corp  . . . . . . . . . . . . . .               78,375
    5,500   *  APS Holding Corp Class A  . . . . . . . . .              101,750
   14,200   *  Collins & Aikman Corp . . . . . . . . . . .               90,525
    1,075      Dart Group Corp Class A . . . . . . . . . .              102,125
    1,200   *  Discount Auto Parts Inc . . . . . . . . . .               33,300
    4,600      Furon Co  . . . . . . . . . . . . . . . . .               82,225
    6,300      Handy & Harman  . . . . . . . . . . . . . .               97,650
      800   *  Jason Inc . . . . . . . . . . . . . . . . .                5,700
    6,600      Kaydon Corp . . . . . . . . . . . . . . . .              196,350
    4,700      Masland Corp  . . . . . . . . . . . . . . .               68,150
    1,470   *  Monro Muffler Brake Inc . . . . . . . . . .               21,131
      943      Myers Industries Inc  . . . . . . . . . . .               15,088
    7,950      Simpson Industries Inc  . . . . . . . . . .               74,531
    6,400      SPX Corp  . . . . . . . . . . . . . . . . .              103,200
    2,100      Standard Motor Products Inc
                 Class A . . . . . . . . . . . . . . . . .               31,500
    6,450      Standard Products Co Class A  . . . . . . .              104,006
    7,600      Stant Corp  . . . . . . . . . . . . . . . .               70,300
   11,200   *  TBC Corp  . . . . . . . . . . . . . . . . .               78,400
    2,900   *  Thomson PBE Inc . . . . . . . . . . . . . .               42,050
    2,200      Transpro Inc  . . . . . . . . . . . . . . .               21,175
    3,300      Walbro Corp . . . . . . . . . . . . . . . .               64,350
    4,050      Wynns International Inc . . . . . . . . . .              116,438
                                                                ---------------
                                                                      1,598,319
                                                                ---------------
               BANKS - NEW YORK CITY - 0.20%
    2,448      Chase Manhattan Corp  . . . . . . . . . . .              149,022
    6,900      New York Bancorp Inc  . . . . . . . . . . .              139,725
                                                                ---------------
                                                                        288,747
                                                                ---------------
               BANKS - REGIONAL - 7.37%
    4,900      Amcore Financial Inc  . . . . . . . . . . .              108,413
    2,625      Anchor Bancorp Wisconsin Inc  . . . . . . .               93,844
    3,918      Associated Banc Corp  . . . . . . . . . . .              155,740
    7,800      BancorpSouth Inc  . . . . . . . . . . . . .              173,550
      590      Bank of Granite Corp  . . . . . . . . . . .               16,815
    2,100      BSB Bancorp Inc . . . . . . . . . . . . . .               71,400
      259      BT Financial Corp . . . . . . . . . . . . .                9,324
    5,812      CCB Financial Corp  . . . . . . . . . . . .              290,600
    5,800      Center Financial Corp . . . . . . . . . . .              104,763
    8,100      Centura Banks Inc . . . . . . . . . . . . .              275,400
    4,300      Chemical Financial Corp . . . . . . . . . .              176,300
    5,600      Citizens Bancorp Inc of Maryland  . . . . .              190,400
      400      Citizens Bancshares Inc . . . . . . . . . .               17,800
      600      Citizens Banking Corp of Michigan . . . . .               19,200
   14,000      City National Corp  . . . . . . . . . . . .              192,500
    4,108      CNB Bancshares Inc  . . . . . . . . . . . .              108,851
    8,749      Collective Bancorp Inc  . . . . . . . . . .              230,755
    3,800      Colonial BancGroup Inc  . . . . . . . . . .              111,625
    2,012      Commerce Bancorp Inc N J  . . . . . . . . .               45,270
    5,100      Commercial Federal Corp . . . . . . . . . .              186,787
    5,300      Community First Bankshares Inc  . . . . . .              108,650
    4,120      Cullen Frost Bankers Inc  . . . . . . . . .              209,090
    6,600      Deposit Guaranty Corp . . . . . . . . . . .              306,900
    1,742      F & M National Corp . . . . . . . . . . . .               32,009
    3,524      First American Financial Corp . . . . . . .               80,612
    1,350      First Citizens Bancshares Inc
                 North Carolina  . . . . . . . . . . . . .               72,225
      225      First Commerce BancShares Inc . . . . . . .                4,219
    8,156      First Commercial Corp . . . . . . . . . . .              263,031
    3,200      First Financial Bancorp . . . . . . . . . .              111,200
      210      First Financial Corp of Indiana . . . . . .                6,300
    7,700      First Financial Corp of Wisconsin . . . . .              173,250
    7,557      First Michigan Bank Corp  . . . . . . . . .              215,374
    3,900      First Midwest Bancorp Inc . . . . . . . . .              115,050
    6,300      First National Bancorp of
                 Gainesville   . . . . . . . . . . . . . .              190,575
      473      First Western Bancorp Inc . . . . . . . . .               12,758
      337      Firstbank of Illinois Co  . . . . . . . . .               10,110
    2,100      Firstier Financial Inc  . . . . . . . . . .               95,550
    7,500      FirstMerit Corp . . . . . . . . . . . . . .              213,750
    3,087      Fort Wayne National Corp  . . . . . . . . .               98,012
    7,750      Fulton Financial Corp . . . . . . . . . . .              172,437
    4,100      Great Financial Corp  . . . . . . . . . . .               95,069
      315      Harleysville National Corp
                 Pennsylvania  . . . . . . . . . . . . . .                8,820
    6,300      Hawkeye Bancorporation  . . . . . . . . . .              166,162
    1,900      Heritage Financial Services Inc . . . . . .               37,050
    5,925      Hubco Inc . . . . . . . . . . . . . . . . .              118,500
    4,741   *  Imperial Bancorp  . . . . . . . . . . . . .              110,228
    3,900      Jefferson Bankshares Inc  . . . . . . . . .               91,650
    1,650      Keycorp . . . . . . . . . . . . . . . . . .               60,844
    1,500      Leader Financial Corp . . . . . . . . . . .               56,813
    2,400      Liberty Bancorp Inc . . . . . . . . . . . .               90,300
   10,700      Magna Group Inc . . . . . . . . . . . . . .              259,475
    5,600      Mark Twain Bancshares Inc . . . . . . . . .              211,400
    4,727      Mid America Inc . . . . . . . . . . . . . .               79,177
    1,825      National Bancorp of Alaska Inc  . . . . . .              116,800
    7,287      National Commerce Bancorporation  . . . . .              187,640
    3,549      National Penn Bancshares Inc  . . . . . . .               91,387
    6,100      North Fork Bancorporation Inc . . . . . . .              141,825
    3,012      North Side Savings Bank . . . . . . . . . .               88,854
    5,612      Norwest Corp  . . . . . . . . . . . . . . .              185,196
    5,860      Onbancorp Inc . . . . . . . . . . . . . . .              194,112
    6,474      One Valley Bancorp of
                 West Virginia Inc   . . . . . . . . . . .              207,168
      210      Peoples First Corp  . . . . . . . . . . . .                4,620
      600      Pikeville National Corp . . . . . . . . . .               12,300
   12,300      Premier Bancorp Inc . . . . . . . . . . . .              290,587
    2,775      Provident Bancorp Inc . . . . . . . . . . .              120,713
    9,800   *  Riggs National Corp . . . . . . . . . . . .              138,425
    5,250      River Forest Bancorp  . . . . . . . . . . .              124,688

================================================================================
SMALL CAP INDEX FUND - CONTINUED  November 30, 1995     STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                                                     (Unaudited)

  NUMBER                                                                MARKET
OF SHARES                                                               VALUE
--------------------------------------------------------------------------------
               BANKS - REGIONAL - Continued
    9,218      Roosevelt Financial Group Inc . . . . . . .      $       156,706
    3,900      SFFed Corp  . . . . . . . . . . . . . . . .              121,388
    4,800      St Paul Bancorp Inc . . . . . . . . . . . .              120,600
    8,725      Summit Bancorp  . . . . . . . . . . . . . .              253,025
      875      Susquehanna Bancshares Inc  . . . . . . . .               25,375
        8      TCF Financial Corp  . . . . . . . . . . . .                  483
    8,200      The Trust Company of New Jersey . . . . . .              110,700
    2,000      Transport Financial Bancorp Inc . . . . . .               33,750
    3,432      Trustco Bank Corp New York  . . . . . . . .               75,504
    9,650      Trustmark Corp  . . . . . . . . . . . . . .              178,525
    2,090      UMB Financial Corp  . . . . . . . . . . . .               91,960
       24      Union Planters Corp . . . . . . . . . . . .                  756
    6,225      United Carolina Bancshares  . . . . . . . .              234,994
       75      United Counties Bancorp . . . . . . . . . .               16,950
    8,000      UST Corp  . . . . . . . . . . . . . . . . .              120,000
    5,300      Valley National Bancorp . . . . . . . . . .              130,512
    2,500      Victoria Bankshares Inc . . . . . . . . . .               81,250
    4,000      Westamerica Bancorp . . . . . . . . . . . .              165,000
      661      Westcorp Inc  . . . . . . . . . . . . . . .               12,890
    6,100      Whitney Holding Corp  . . . . . . . . . . .              187,575
    5,200      Zions Bancorporation  . . . . . . . . . . .              366,600
                                                                ---------------
                                                                     10,844,785
                                                                ---------------

               BEVERAGE - BREWERS/
               DISTRIBUTORS - 0.20%
   10,000      Adolph Coors Class B  . . . . . . . . . . .              202,500
    2,700   *  Canandaigua Wine Inc Class B  . . . . . . .               97,200
                                                                ---------------
                                                                        299,700
                                                                ---------------
               BEVERAGE - SOFT DRINKS - 0.07%
    3,000      Coca Cola Bottling Co . . . . . . . . . . .              102,000
                                                                ---------------

               BROADCASTING - 1.23%
    3,300   *  Adelphia Communications Corp
                 Class A   . . . . . . . . . . . . . . . .               24,750
    5,300   *  American Mobile Satellite Corp  . . . . . .              147,075
    5,100   *  American Telecasting Inc  . . . . . . . . .               73,950
    6,300   *  Antec Corp  . . . . . . . . . . . . . . . .               91,350
      200   *  CAI Wireless Systems Inc  . . . . . . . . .                1,725
    4,800      Citicasters Inc . . . . . . . . . . . . . .              154,800
    4,300   *  Cyrix Corp  . . . . . . . . . . . . . . . .              145,662
    2,400   *  Evergreen Media . . . . . . . . . . . . . .               58,200
    1,300   *  EZ Communications Inc . . . . . . . . . . .               21,125
    3,300   *  Heritage Media Corp Class A . . . . . . . .               86,212
    2,800   *  International Family Entertainment
                 Inc Class B   . . . . . . . . . . . . . .               52,150
      800   *  Jacor Communications Inc  . . . . . . . . .               13,800
    2,700   *  Microtest Incorporated  . . . . . . . . . .               41,850
    1,300   *  Outlet Communications Inc
                 Class A . . . . . . . . . . . . . . . . .               60,775
    3,200   *  Peoples Choice TV Corp  . . . . . . . . . .               69,600
    6,600   *  Renaissance Communication Corp  . . . . . .              142,725
    6,400      TCA Cable TV Inc  . . . . . . . . . . . . .              181,600
    8,000   *  United International Holdings Inc
                 Class A   . . . . . . . . . . . . . . . .              112,000
    1,100      United Television Inc . . . . . . . . . . .               95,975
    2,800   *  United Video Satellite Group
                 Class A   . . . . . . . . . . . . . . . .               81,200
    3,700   *  Wavephore Inc . . . . . . . . . . . . . . .               60,588
    6,500   *  Westcott Communications Inc . . . . . . . .               92,625
                                                                ---------------
                                                                      1,809,737
                                                                ---------------
               BUILDING MATERIALS - 0.75%
    3,100   *  ABT Building Products Corp  . . . . . . . .               46,500
      800      Ameron Inc  . . . . . . . . . . . . . . . .               29,100
    5,700      Apogee Enterprises Inc  . . . . . . . . . .               84,075
    2,850      Butler Manufacturing Co . . . . . . . . . .               98,325
    5,000      CalMat Co . . . . . . . . . . . . . . . . .               86,250
    3,200   *  Centex Construction Productions
                 Inc . . . . . . . . . . . . . . . . . . .               44,800
    3,600   *  Congoleum Corp Class A  . . . . . . . . . .               37,350
    2,100      Elcor Chemical Corp . . . . . . . . . . . .               43,837
       12      Fedders Corp Class A  . . . . . . . . . . .                   50
    9,500      Fedders USA Inc . . . . . . . . . . . . . .               49,875
    1,900      Florida Rock Industries Inc . . . . . . . .               50,350
    5,000      Interface Inc Class A . . . . . . . . . . .               80,625
    3,200      Lone Star Industries Inc  . . . . . . . . .               79,600
    4,200      Medusa Corp . . . . . . . . . . . . . . . .              104,475
   13,800   *  Payless Cashways Inc  . . . . . . . . . . .               58,650
    1,000      Puerto Rican Cement Co Inc  . . . . . . . .               32,500
    3,500   *  Southdown Inc . . . . . . . . . . . . . . .               66,062
    7,100   *  Triangle Pacific Corp . . . . . . . . . . .              111,825
                                                                ---------------
                                                                      1,104,249
                                                                ---------------
               CHEMICAL - MAJOR - 0.22%
    4,600      Borg Warner Automotive Inc  . . . . . . . .              136,275
    3,800      Chemed Corp . . . . . . . . . . . . . . . .              147,725
    1,800   *  Synetic Inc . . . . . . . . . . . . . . . .               47,700
                                                                ---------------
                                                                        331,700
                                                                ---------------
               CHEMICAL - MISCELLANEOUS - 1.47%
    4,600   *  Cytec Industries Inc  . . . . . . . . . . .              294,400
    4,200      Dexter Corp . . . . . . . . . . . . . . . .              102,375
    4,200      Fisher Scientific International Inc . . . .              137,025
   10,400   *  Foamex International Inc  . . . . . . . . .               74,100
    5,100      Geon Co . . . . . . . . . . . . . . . . . .              126,225
    5,200      H B Fuller Co . . . . . . . . . . . . . . .              166,400
   10,700      Lawter International Inc  . . . . . . . . .              116,362
      500      Learonal Inc  . . . . . . . . . . . . . . .               14,063
    2,000      Lesco Inc . . . . . . . . . . . . . . . . .               28,000
    6,400   *  McWhorter Technologies Inc  . . . . . . . .               96,800
    4,900      Minerals Technologies Inc . . . . . . . . .              183,137
    7,000   *  Mycogen Corp  . . . . . . . . . . . . . . .               91,875
    1,400      NCH Corp  . . . . . . . . . . . . . . . . .               75,775
    2,600      O Sullivan Corp . . . . . . . . . . . . . .               27,300
    5,400      Om Group Inc  . . . . . . . . . . . . . . .              165,375
      375      Penwest Ltd . . . . . . . . . . . . . . . .                9,938
      925      Petrolite Corp  . . . . . . . . . . . . . .               23,587
    1,700      Quaker Chemical . . . . . . . . . . . . . .               28,050
   13,200   *  Sterling Chemical Inc . . . . . . . . . . .              110,550
      375      Tuscarora Inc . . . . . . . . . . . . . . .                9,094
      600      Univar Corp . . . . . . . . . . . . . . . .                7,350
    2,050      W H Brady Co Class A  . . . . . . . . . . .              157,850
    2,900      WD 40 Co  . . . . . . . . . . . . . . . . .              116,000
                                                                ---------------
                                                                      2,161,631
                                                                ---------------

================================================================================
SMALL CAP INDEX FUND - CONTINUED  November 30, 1995     STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                                                     (Unaudited)

  NUMBER                                                                MARKET
OF SHARES                                                               VALUE
--------------------------------------------------------------------------------
               COAL - 0.33%
    1,900   *  Addington Resources Inc . . . . . . . . . .      $        28,381
    4,000      Ashland Coal Inc  . . . . . . . . . . . . .               87,000
    7,500      Eastern Enterprises . . . . . . . . . . . .              243,750
    2,200      NACCO Industries Inc Class A  . . . . . . .              125,400
                                                                ---------------
                                                                        484,531
                                                                ---------------

               CONGLOMERATES - 0.24%
    2,300   *  MAXXAM Inc  . . . . . . . . . . . . . . . .               87,688
    2,600   *  PEC Israel Economic Corp  . . . . . . . . .               54,925
    4,700      PHH Corp  . . . . . . . . . . . . . . . . .              215,025
                                                                ---------------
                                                                        357,638
                                                                ---------------

               CONSUMER FINANCE - 0.43%
    6,100   *  Americredit Corp  . . . . . . . . . . . . .               78,538
    7,233   *  Comdata Holdings Corp . . . . . . . . . . .              173,592
    3,700      Eaton Vance Corp  . . . . . . . . . . . . .              106,375
    1,120   *  Fleet Financial . . . . . . . . . . . . . .               12,880
    6,000      SEI Corp  . . . . . . . . . . . . . . . . .              129,000
    2,400   *  TFC Enterprises Inc . . . . . . . . . . . .               16,350
    9,300   *  World Acceptance Corp . . . . . . . . . . .              113,925
                                                                ---------------
                                                                        630,660
                                                                ---------------

               CONTAINERS - METAL/GLASS - 0.36%
    2,200   *  Alltrista Corp  . . . . . . . . . . . . . .               40,700
    4,700      AptarGroup Inc  . . . . . . . . . . . . . .              169,200
    2,800      Clarcor Inc . . . . . . . . . . . . . . . .               61,250
      600   *  CSS Industries Inc  . . . . . . . . . . . .               12,450
    4,400      Greif Brothers Corp Class A . . . . . . . .              114,950
      625      Liqui Box Corp  . . . . . . . . . . . . . .               18,281
    9,900      Omega Environmental Inc . . . . . . . . . .               40,219
    5,700   *  U S Can Corp  . . . . . . . . . . . . . . .               73,388
                                                                ---------------
                                                                        530,438
                                                                ---------------
               CONTAINERS - PAPER - 0.30%
    5,800      Chesapeake Corp . . . . . . . . . . . . . .              171,100
   12,600   *  Gaylord Container Corp Class A  . . . . . .              116,550
    6,800      Rock Tennessee Co Class A . . . . . . . . .              108,800
    3,600   *  Shorewood Packaging Corp  . . . . . . . . .               50,850
                                                                ---------------
                                                                        447,300
                                                                ---------------
               COSMETICS/TOILETRIES - 0.24%
    2,300   *  American Safety Razor Co  . . . . . . . . .               19,838
    3,300      Helene Curtis Industries Inc  . . . . . . .               95,287
    4,100   *  Inbrand Corp  . . . . . . . . . . . . . . .               71,750
    3,621      Maybelline Inc. . . . . . . . . . . . . . .               97,767
    9,100      Playtex Products Inc  . . . . . . . . . . .               64,838
                                                                ---------------
                                                                        349,480
                                                                ---------------
               DRUGS - 2.33%
    3,400   *  Agouron Pharmaceuticals Inc . . . . . . . .              101,150
    9,100   *  Alliance Pharmaceutical Corp  . . . . . . .              109,200
    3,500      Alpharma Inc Class A  . . . . . . . . . . .               76,125
    3,900   *  Amerisource Health Corp Class A . . . . . .              113,100
    1,900   *  Amylin Pharmaceuticals Inc  . . . . . . . .               13,300
    1,000   *  Aphton Corp . . . . . . . . . . . . . . . .               10,625
    5,400   *  Athena Neurosciences Inc  . . . . . . . . .               49,613
       30      Bergen Brunswig Corp Class A  . . . . . . .                  720
    5,300      Bindley Western Industries Inc  . . . . . .               94,737
    1,400      Biocraft Laboratories Inc . . . . . . . . .               19,775
      200      Carter Wallace Inc. . . . . . . . . . . . .                2,275
    1,500   *  Cellpro Inc . . . . . . . . . . . . . . . .               18,375
    6,800   *  Cephalon Inc  . . . . . . . . . . . . . . .              188,700
    2,800   *  Columbia Laboratories Inc . . . . . . . . .               19,600
    2,698   *  Copley Pharmaceutical Inc . . . . . . . . .               39,796
      200   *  Cor Therapeutics Inc  . . . . . . . . . . .                2,200
    3,200   *  Cygnus Inc  . . . . . . . . . . . . . . . .               50,000
    2,400   *  Duramed Pharmaceuticals Inc . . . . . . . .               39,563
    5,000   *  Gilead Sciences Inc . . . . . . . . . . . .              131,250
      800      Herbalife International Inc . . . . . . . .                5,900
    1,600   *  Human Genome Sciences Inc . . . . . . . . .               43,200
    7,077      ICN Pharmaceuticals Inc . . . . . . . . . .              143,309
    5,900   *  ICOS Corp . . . . . . . . . . . . . . . . .               41,300
   10,300   *  IDEXX Laboratories Inc  . . . . . . . . . .              458,350
    3,400   *  Immulogic Pharmaceutical Corp . . . . . . .               42,925
    8,000   *  Immunex Corp  . . . . . . . . . . . . . . .              132,500
    4,100   *  Interneuron Pharmaceuticals . . . . . . . .               73,287
    4,300      Life Technologies Inc . . . . . . . . . . .              108,575
    3,458   *  Ligand Pharmaceuticals Inc Class B  . . . .               29,393
    1,600   *  Medco Research Inc  . . . . . . . . . . . .               17,000
    5,520      Natures Sunshine Products Inc . . . . . . .              124,200
    8,700   *  Noven Pharmaceuticals Inc . . . . . . . . .               87,000
    1,200   *  PDT Inc . . . . . . . . . . . . . . . . . .               52,800
    3,600   *  Pharmaceutical Resources Inc  . . . . . . .               28,800
    4,400   *  Pure Pacific  . . . . . . . . . . . . . . .               31,350
    7,000   *  Regeneron Pharmaceuticals Inc . . . . . . .               77,875
    2,700   *  Roberts Pharmaceutical Corp . . . . . . . .               45,225
    6,400   *  Sepracor Inc  . . . . . . . . . . . . . . .              102,400
    6,400   *  Sequus Pharmaceuticals Inc  . . . . . . . .               80,000
    4,100   *  Somatogen Inc . . . . . . . . . . . . . . .               56,888
   12,100   *  Systemed Inc  . . . . . . . . . . . . . . .               72,600
      800   *  Systemix Inc  . . . . . . . . . . . . . . .               11,800
    2,900   *  Vertex Pharmaceuticals Inc  . . . . . . . .               59,812
    8,930   *  Watson Pharmaceuticals Inc  . . . . . . . .              420,826
                                                                ---------------
                                                                      3,427,419
                                                                ---------------
               ELECTRICAL EQUIPMENT - 2.27%
      200   *  Acme Electric Corp  . . . . . . . . . . . .                1,675
    3,500   *  Alpha Industries Inc  . . . . . . . . . . .               51,625
    5,100   *  American Superconductor Corp  . . . . . . .               62,475
    7,200      Ametek Inc  . . . . . . . . . . . . . . . .              126,900
    2,212      AMP Inc . . . . . . . . . . . . . . . . . .               88,756
      900   *  Applied Digital Access Inc  . . . . . . . .               11,025
    3,800   *  Applied Innovation Inc  . . . . . . . . . .               34,200
    8,457   *  BancTec Inc . . . . . . . . . . . . . . . .              162,797
    6,200      Belden Inc  . . . . . . . . . . . . . . . .              167,400
    3,950   *  C Cor Electronics Inc . . . . . . . . . . .              101,712
    5,800   *  C Cube Microsystems Inc . . . . . . . . . .              581,450
    4,600   *  Cable Design Technologies Corp  . . . . . .              198,950
    4,700   *  California Microwave  . . . . . . . . . . .              102,225
      400   *  Cherry Corp Class B . . . . . . . . . . . .                4,200
   11,300   *  Conner Peripherals Inc  . . . . . . . . . .              255,662
    4,900   *  Digital Microwave Corp  . . . . . . . . . .               60,025
    5,775   *  Electro Rent Corp . . . . . . . . . . . . .              116,944
    3,700   *  Energy Conversion Devices Inc . . . . . . .               63,825
    2,300      Exide Electronics Group Inc . . . . . . . .               35,075

================================================================================
SMALL CAP INDEX FUND - CONTINUED  November 30, 1995     STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                                                     (Unaudited)

  NUMBER                                                                MARKET
OF SHARES                                                               VALUE
--------------------------------------------------------------------------------
               ELECTRICAL EQUIPMENT - Continued
      500   *  Franklin Electronic Publishers Inc  . . . .      $        20,500
    2,000   *  Holophone Corp  . . . . . . . . . . . . . .               61,000
    2,400   *  Hutchinson Technology Inc . . . . . . . . .              118,800
    2,700      Integrated Circuit Systems Inc  . . . . . .               38,138
    3,100   *  Integrated Silicon Solution . . . . . . . .               74,400
    3,050      Joslyn Manufacturing Co . . . . . . . . . .              103,700
    4,800      Juno Lighting Inc . . . . . . . . . . . . .               76,200
      750   *  Kent Electronics Corp . . . . . . . . . . .               40,688
    2,800   *  Micrel Inc  . . . . . . . . . . . . . . . .               46,200
    5,400   *  Sierra Semi Conductor Corp  . . . . . . . .               99,900
    5,300      Standex International Corp  . . . . . . . .              192,787
    1,000   *  Summa Four Inc  . . . . . . . . . . . . . .               15,125
    2,800   *  Thermo Ecotek Corp  . . . . . . . . . . . .               42,700
      900      Thomas Industries Inc . . . . . . . . . . .               18,338
    5,900      Woodhead Industries . . . . . . . . . . . .               92,925
    5,100      X-Rite Inc  . . . . . . . . . . . . . . . .               75,863
                                                                ---------------
                                                                      3,344,185
                                                                ---------------
               ELECTRONIC INSTRUMENTS - 3.32%
    5,150      Analogic Corp . . . . . . . . . . . . . . .              108,150
    8,600   *  Applied Magnetics Corp  . . . . . . . . . .              133,300
    5,900      Augat Inc . . . . . . . . . . . . . . . . .              101,775
    1,948   *  Bell Industries . . . . . . . . . . . . . .               44,317
    5,100   *  Cognex Corp . . . . . . . . . . . . . . . .              309,825
    1,400      CTS Corp  . . . . . . . . . . . . . . . . .               50,575
      700      Daniel Industries Inc . . . . . . . . . . .                9,275
    2,600   *  Dial Page Inc . . . . . . . . . . . . . . .               41,275
    3,300   *  Dionex Corp . . . . . . . . . . . . . . . .              186,450
    6,800   *  Dynatech Corp . . . . . . . . . . . . . . .              101,150
    4,000   *  Evans & Sutherland Computer Co  . . . . . .               96,000
    4,600   *  Exabyte Corp  . . . . . . . . . . . . . . .               58,075
    3,700   *  Exar Corp . . . . . . . . . . . . . . . . .               79,550
      203   *  Ferrofluidics Corp  . . . . . . . . . . . .                2,461
    2,100      Fluke Corp  . . . . . . . . . . . . . . . .               71,925
    3,700   *  Gentex Corp . . . . . . . . . . . . . . . .               80,475
    5,500      Genus Inc . . . . . . . . . . . . . . . . .               45,375
    8,300      Gerber Scientific Inc . . . . . . . . . . .              141,100
    3,200   *  Hadco Corp  . . . . . . . . . . . . . . . .               96,800
    3,675      Harman International Industries
                 Inc . . . . . . . . . . . . . . . . . . .              161,241
    9,600   *  Interdigital Commerce Corp  . . . . . . . .               81,600
   14,300   *  Intergraph Corp . . . . . . . . . . . . . .              245,781
    2,200   *  Iomega Corp . . . . . . . . . . . . . . . .               94,050
    6,150   *  Lattice Semiconductor Corp  . . . . . . . .              198,337
    8,300   *  Lo Jack Corp  . . . . . . . . . . . . . . .               76,775
   10,200   *  LTX Corp  . . . . . . . . . . . . . . . . .              126,225
    6,100   *  Magnetek Inc  . . . . . . . . . . . . . . .               50,325
    3,400   *  Marshall Industries . . . . . . . . . . . .              119,850
    9,450      Methode Electronics Inc Class A . . . . . .              138,206
    2,500   *  Nashua Corp . . . . . . . . . . . . . . . .               39,375
    5,900      National Computer Systems Inc . . . . . . .              123,900
    4,800      Park Electrochemical Corp . . . . . . . . .              145,800
    3,000   *  Performance Food Group Co . . . . . . . . .               71,250
    8,737      Pioneer Standard Electronic Inc . . . . . .              128,871
    3,800   *  Robotic Vision Systems Inc  . . . . . . . .               99,275
    6,000   *  Standard Microsystems Corp  . . . . . . . .              123,750
    6,200      Telxon Corp . . . . . . . . . . . . . . . .              144,150
    3,300      Texas Industries Inc  . . . . . . . . . . .              169,125
    6,200   *  3DO Co  . . . . . . . . . . . . . . . . . .               68,975
    1,500   *  Three-Five Systems Inc  . . . . . . . . . .               32,438
      900   *  Union Switch & Signal . . . . . . . . . . .                6,300
    7,300   *  VeriFone Inc  . . . . . . . . . . . . . . .              213,525
    3,100      Watkins Johnson Co. . . . . . . . . . . . .              140,662
    5,200      Wyle Electronics  . . . . . . . . . . . . .              204,750
    8,200      Zero Corp . . . . . . . . . . . . . . . . .              130,175
                                                                ---------------
                                                                      4,892,564
                                                                ---------------
               ENTERTAINMENT - 1.05%
    4,100   *  AMC Entertainment Inc . . . . . . . . . . .               89,175
    8,100      American Classic Voyages Co . . . . . . . .               89,100
    4,400   *  Argosy Gaming Corp  . . . . . . . . . . . .               37,400
    6,900   *  Autotote Corp Class A . . . . . . . . . . .               20,269
   15,400   *  Aztar Corp  . . . . . . . . . . . . . . . .              134,750
    2,200   *  BET Holdings Inc Class A  . . . . . . . . .               51,425
    1,100   *  Carmike Cinemas Inc . . . . . . . . . . . .               26,950
      920   *  Dave & Busters Inc  . . . . . . . . . . . .               13,455
   12,200   *  Discovery Zone Inc  . . . . . . . . . . . .               41,175
    3,400   *  GC Cos Inc  . . . . . . . . . . . . . . . .              113,900
    4,700   *  Grand Casinos Inc . . . . . . . . . . . . .              172,725
    3,200   *  Griffin Gaming & Entertainment
                 Inc . . . . . . . . . . . . . . . . . . .               36,400
    1,000      Harveys Casino Resorts  . . . . . . . . . .               15,000
    5,800   *  Hollywood Entertainment Corp  . . . . . . .               93,525
    6,700   *  Musicland Stores Corp . . . . . . . . . . .               42,712
    1,200      NN Ball & Roller Inc  . . . . . . . . . . .               27,000
    3,000   *  Primadonna Resorts Inc  . . . . . . . . . .               51,750
    2,100   *  Recoton Corp  . . . . . . . . . . . . . . .               36,750
    2,900   *  Regal Cinemas Inc . . . . . . . . . . . . .              124,700
    1,050   *  Shuffle Master Inc  . . . . . . . . . . . .               14,306
    3,300   *  Sodak Gaming Inc  . . . . . . . . . . . . .               64,350
    4,500   *  Sports & Recreation Inc . . . . . . . . . .               31,500
    7,400   *  Starsight Telecast Inc  . . . . . . . . . .               30,525
    6,300   *  Toy Biz Inc Class A . . . . . . . . . . . .              140,175
    8,200   *  Tyco Toys Inc . . . . . . . . . . . . . . .               45,100
                                                                ---------------
                                                                      1,544,117
                                                                ---------------
               FERTILIZERS - 0.30%
    4,300      Delta & Pine Land Co  . . . . . . . . . . .              164,475
    7,100   *  First Mississippi Corp  . . . . . . . . . .              181,050
    2,200   *  Great American Management &
                 Investment Inc  . . . . . . . . . . . . .               96,800
                                                                ---------------
                                                                        442,325
                                                                ---------------
               FINANCE COMPANIES - 0.45%
    2,970   *  Imperial Credit Industries Inc  . . . . . .               49,748
    6,100      Keystone Financial Inc  . . . . . . . . . .              189,863
    4,350      Money Store Inc . . . . . . . . . . . . . .              205,537
    4,400      Phoenix Duff & Phelps Corp  . . . . . . . .               29,700
      440      Phoenix Duff & Phelps Corp
                 (Preferred) . . . . . . . . . . . . . . .               11,000
    3,600      United States Trust Corp  . . . . . . . . .              171,900
                                                                ---------------
                                                                        657,748
                                                                ---------------
               FOODS - 0.93%
      350      Bridgford Foods Corp  . . . . . . . . . . .                3,238
      800      Chiquita Brands International Inc . . . . .               10,700

================================================================================
SMALL CAP INDEX FUND - CONTINUED  November 30, 1995     STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                                                     (Unaudited)

  NUMBER                                                                MARKET
OF SHARES                                                               VALUE
--------------------------------------------------------------------------------
               FOODS - Continued
    2,700      Dreyers Grand Ice Cream Inc . . . . . . . .      $        88,762
   15,450      Flowers Industries Inc  . . . . . . . . . .              198,919
    5,850      Hudson Foods Inc  . . . . . . . . . . . . .               93,600
    7,200      International Multifoods Corp . . . . . . .              168,300
    5,200      Interstate Bakeries Corp  . . . . . . . . .              116,350
    6,300      J M Smucker Co Class A  . . . . . . . . . .              131,512
    4,200      Lance Inc . . . . . . . . . . . . . . . . .               69,300
    7,900      Michaels Foods Inc  . . . . . . . . . . . .               90,850
    6,700   *  Morningstar Group Inc . . . . . . . . . . .               54,437
    2,700   *  NBTY Inc  . . . . . . . . . . . . . . . . .               15,188
    8,000   *  Ralcorp Holdings Inc  . . . . . . . . . . .              189,000
    2,250   *  Thorn Apple Valley Inc  . . . . . . . . . .               37,688
    3,090      Tootsie Roll Industries Inc . . . . . . . .              108,150
                                                                ---------------
                                                                      1,375,994
                                                                ---------------

               FOOTWEAR - 0.46%
    4,400      Brown Group Inc . . . . . . . . . . . . . .               61,600
    3,800   *  Cole Kenneth Productions Inc
                 Class A   . . . . . . . . . . . . . . . .               80,750
    3,366   *  Converse Inc  . . . . . . . . . . . . . . .               13,885
    4,600   *  Edison Brothers Stores Inc  . . . . . . . .                8,625
    1,683   *  Florsheim Shoe Co . . . . . . . . . . . . .                7,784
    4,400      J Baker Inc . . . . . . . . . . . . . . . .               28,050
    2,400   *  Just For Feet Inc . . . . . . . . . . . . .               81,900
    7,100      Justin Industries Inc . . . . . . . . . . .               77,212
    8,800      Stride Rite Corp  . . . . . . . . . . . . .               77,000
    2,100   *  Timberland Co Class A . . . . . . . . . . .               40,425
    6,150   *  Wolverine World Wide Inc  . . . . . . . . .              193,725
                                                                ---------------
                                                                        670,956
                                                                ---------------
               FREIGHT - 0.70%
    5,000      Air Express International Corp  . . . . . .              117,500
    7,800      American President Cos Ltd  . . . . . . . .              195,000
    4,886   *  Fritz Companies Inc . . . . . . . . . . . .              189,332
    1,800   *  Greyhound Lines Inc . . . . . . . . . . . .                7,538
      500      International Shipholding Corp  . . . . . .                9,625
    5,500   *  Interpool Inc . . . . . . . . . . . . . . .               92,812
    3,200      JB Hunt Transport Services Inc  . . . . . .               52,400
    6,000   *  Kirby Corp  . . . . . . . . . . . . . . . .              107,250
   14,900   *  OMI Corp  . . . . . . . . . . . . . . . . .               91,263
    7,500      Overseas Shipholding Group Inc  . . . . . .              150,000
      800   *  SEACOR Holdings Inc . . . . . . . . . . . .               18,400
                                                                ---------------
                                                                      1,031,120
                                                                ---------------
               GOLD MINING - 0.30%
   12,800   *  Amax Gold Inc . . . . . . . . . . . . . . .               81,600
    6,600      Coeur D'Alene Mines Corp  . . . . . . . . .              119,625
    6,630   *  Firstmiss Gold Inc  . . . . . . . . . . . .              130,114
    2,600      FMC Gold Co . . . . . . . . . . . . . . . .               10,725
   65,500   *  Sunshine Mining Co  . . . . . . . . . . . .              106,437
                                                                ---------------
                                                                        448,501
                                                                ---------------
               HARDWARE & TOOLS - 0.09%
    2,100      Brenco Inc  . . . . . . . . . . . . . . . .               22,050
    4,400      Lawson Products Inc . . . . . . . . . . . .              104,500
                                                                ---------------
                                                                        126,550
                                                                ---------------
               HEALTHCARE - 4.11%
   11,700   *  Advanced Tissue Sciences Inc  . . . . . . .              103,838
    2,600   *  American Medical Response . . . . . . . . .               74,425
   13,690   *  Apria Healthcare Group Inc  . . . . . . . .              414,122
    4,100   *  Arbor Health Care Co  . . . . . . . . . . .               74,825
    3,838   *  Benson Eyecare Corp . . . . . . . . . . . .               33,103
    2,163      Block Drug Inc Class A  . . . . . . . . . .               84,357
    2,487      Cardinal Health Inc . . . . . . . . . . . .              134,282
    5,100      Collagen Corp . . . . . . . . . . . . . . .               93,075
    8,300   *  Coram Healthcare Corp . . . . . . . . . . .               45,650
    5,100   *  Cytogen Corp  . . . . . . . . . . . . . . .               26,775
       60      FHP International Corp  . . . . . . . . . .                1,613
    5,200   *  Genesis Health Ventures Inc . . . . . . . .              169,650
    4,300   *  GranCare Inc  . . . . . . . . . . . . . . .               65,575
   11,262   *  Horizon/CMS Healthcare Corp . . . . . . . .              243,541
    4,700      Integrated Health Services Inc  . . . . . .              103,987
    8,800      Invacare Corp . . . . . . . . . . . . . . .              235,400
    1,200      Kinetic Concepts Inc  . . . . . . . . . . .               13,650
    6,300   *  Lincare Holdings Inc  . . . . . . . . . . .              168,525
    4,100   *  Living Centers of America Inc . . . . . . .              128,637
    8,800   *  Mariner Health Group Inc  . . . . . . . . .              117,700
    7,000   *  Maxicare Health Plans Inc . . . . . . . . .              153,125
    8,400      Mentor Corp . . . . . . . . . . . . . . . .              173,250
    5,100   *  Multicare Cos Inc . . . . . . . . . . . . .              106,462
    6,500      Omnicare Inc  . . . . . . . . . . . . . . .              245,375
    8,900   *  Ornda Healthcorp  . . . . . . . . . . . . .              174,662
    4,150   *  Pacific Physician Services Inc  . . . . . .               68,475
    5,050   *  Patterson Dental Co . . . . . . . . . . . .              130,037
    9,600   *  Phycor Inc  . . . . . . . . . . . . . . . .              429,600
    2,800   *  Physicians Health . . . . . . . . . . . . .              118,300
    5,000   *  Quantum Health Resources Inc  . . . . . . .               46,563
    4,300   *  Regency Health Services . . . . . . . . . .               46,225
      100   *  Renal Treatment Centers Inc . . . . . . . .                4,038
      800   *  Respironics Inc . . . . . . . . . . . . . .               15,400
    4,600   *  Rightchoice Managed Care Inc
                 Class A   . . . . . . . . . . . . . . . .               58,075
    2,800   *  Rotech Med Corp . . . . . . . . . . . . . .               80,850
    3,500   *  Rural/Metro Corp  . . . . . . . . . . . . .               85,750
    2,800   *  Sierra Health Services Inc  . . . . . . . .               91,700
    5,000   *  Spacelabs Inc . . . . . . . . . . . . . . .              132,500
    6,400   *  Steris Corp . . . . . . . . . . . . . . . .              259,200
    3,400   *  Summit Care Corp  . . . . . . . . . . . . .               77,350
    7,288   *  Sun Healthcare Group Inc  . . . . . . . . .               90,189
    5,600   *  Sunrise Medical Inc . . . . . . . . . . . .               96,600
    3,850   *  Tecnol Medical Products Inc . . . . . . . .               66,894
    4,500   *  Theratx Inc . . . . . . . . . . . . . . . .               60,750
    5,000   *  Universal Health Services Inc
                 Class B   . . . . . . . . . . . . . . . .              206,250
   14,300   *  USAir Group Inc . . . . . . . . . . . . . .              191,262
    2,885   *  Value Health Inc  . . . . . . . . . . . . .               72,486
    5,300   *  Visx Inc  . . . . . . . . . . . . . . . . .              183,512
    2,300      Vital Signs Inc . . . . . . . . . . . . . .               46,000
    7,425   *  Vivra Inc . . . . . . . . . . . . . . . . .              168,919
    1,600   *  Wellcare Management Inc . . . . . . . . . .               34,000
                                                                ---------------
                                                                      6,046,529
                                                                ---------------
               HEAVY DUTY TRUCKS/PARTS - 0.27%
      800      Cascade Corp  . . . . . . . . . . . . . . .               11,500
    4,300   *  Detroit Diesel Corp . . . . . . . . . . . .               78,475

================================================================================
SMALL CAP INDEX FUND - CONTINUED  November 30, 1995     STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                                                     (Unaudited)

  NUMBER                                                                MARKET
OF SHARES                                                               VALUE
--------------------------------------------------------------------------------
               HEAVY DUTY TRUCKS/PARTS - Continued
    4,000      Kysor Industrial Corp . . . . . . . . . . .      $        92,000
    1,700      Osh Kosh Truck Corp Class B . . . . . . . .               25,075
      550   *  Raymond Corp  . . . . . . . . . . . . . . .               11,413
    4,450   *  Spartan Motors Inc  . . . . . . . . . . . .               48,950
    4,450      Wabash National Corp  . . . . . . . . . . .              124,600
                                                                ---------------
                                                                        392,013
                                                                ---------------

               HOME BUILDERS - 0.71%
    3,100      Continental Homes Holding Corp  . . . . . .               56,962
    7,320      D R Horton Inc  . . . . . . . . . . . . . .               73,200
    6,100      Del Webb Corp . . . . . . . . . . . . . . .              123,525
    4,050   *  Hovnanian Enterprises Inc Class A . . . . .               27,338
      350   *  Hovnanian Enterprises Inc Class B . . . . .                2,363
    2,000   *  NVR Inc . . . . . . . . . . . . . . . . . .               19,500
    6,900      Pulte Corp  . . . . . . . . . . . . . . . .              212,175
    3,000   *  Redman Industries . . . . . . . . . . . . .               84,000
    7,000      Ryland Group Inc  . . . . . . . . . . . . .               86,625
    3,600   *  Schuler Homes Inc . . . . . . . . . . . . .               32,400
   10,200      Standard Pacific Corp . . . . . . . . . . .               58,650
    7,700   *  Toll Brothers Inc . . . . . . . . . . . . .              139,562
    5,170   *  U S Home Corp . . . . . . . . . . . . . . .              134,420
                                                                ---------------
                                                                      1,050,720
                                                                ---------------
               HOSPITAL MANAGEMENT - 0.73%
    2,300   *  Advantage Health Corp . . . . . . . . . . .               75,900
   19,500   *  Careadvantage Inc . . . . . . . . . . . . .                3,900
      800   *  Champion Healthcare Corp  . . . . . . . . .                4,300
    6,500   *  Charter Medical Corp  . . . . . . . . . . .              118,625
    1,700   *  Coastal Physician Group Inc . . . . . . . .               24,013
    4,050   *  Community Health Systems Inc  . . . . . . .              138,712
   11,400   *  Community Psychiatric Centers . . . . . . .              126,825
    7,100   *  Coventry Corp . . . . . . . . . . . . . . .              139,337
    3,200   *  Emcare Holdings Inc . . . . . . . . . . . .               74,400
    4,400   *  Health Management Inc . . . . . . . . . . .               59,400
    3,900   *  Health Management Systems Inc . . . . . . .              139,425
    2,800   *  Healthwise America Inc  . . . . . . . . . .               87,500
      600   *  Orthodontic Centers America Inc . . . . . .               19,050
      400   *  Uniholding Corp . . . . . . . . . . . . . .                1,700
   13,300   *  Unilab Corp . . . . . . . . . . . . . . . .               38,237
    2,300   *  United American Healthcare Corp . . . . . .               24,438
       28   *  Vencor Inc  . . . . . . . . . . . . . . . .                  868
                                                                ---------------
                                                                      1,076,630
                                                                ---------------
               HOSPITAL SUPPLIES - 1.68%
    9,400   *  Acuson Corp . . . . . . . . . . . . . . . .              110,450
    1,400   *  Advanced Technology Laboratories  . . . . .               30,100
   10,900      Ballard Medical Products  . . . . . . . . .              186,662
   10,200   *  Bio Technology General Corp . . . . . . . .               36,975
    4,400   *  Coherent Inc  . . . . . . . . . . . . . . .              184,800
    4,800   *  Datascope Inc . . . . . . . . . . . . . . .              122,400
    4,100      Diagnostic Products Corp  . . . . . . . . .              147,087
    4,900   *  Gulf South Medical Supply Inc . . . . . . .              117,600
    4,750   *  Healthdyne Technologies Inc . . . . . . . .               51,656
    6,900   *  Isis Pharmaceuticals  . . . . . . . . . . .               78,487
      600      Landauer Inc  . . . . . . . . . . . . . . .               11,775
    1,600   *  Maxxim Medical Inc  . . . . . . . . . . . .               25,400
    9,724   *  Nellcor Inc . . . . . . . . . . . . . . . .              559,130
   10,950      Owens & Minor Inc . . . . . . . . . . . . .              142,350
    2,700   *  Pharmaceutical Marketing
                 Services  . . . . . . . . . . . . . . . .               36,788
    1,000   *  Safeskin Corp . . . . . . . . . . . . . . .               18,875
    1,800   *  Sullivan Dental Products Inc  . . . . . . .               16,650
    4,400   *  Summit Technology Inc . . . . . . . . . . .              209,550
    2,200   *  Target Therapeutics Inc . . . . . . . . . .              172,425
    1,800   *  Techne Corp . . . . . . . . . . . . . . . .               42,525
    2,300   *  Uromed Corp . . . . . . . . . . . . . . . .               23,288
    3,450   *  VWR Scientific Products Corp  . . . . . . .               40,969
    3,800      West Co Inc . . . . . . . . . . . . . . . .               91,200
    1,900      Work Recovery Inc . . . . . . . . . . . . .                1,900
                                                                ---------------
                                                                      2,459,042
                                                                ---------------
               HOUSEHOLD PRODUCTS - 0.61%
    4,500      Armor All Products Corp . . . . . . . . . .               83,813
    2,500   *  Duracraft . . . . . . . . . . . . . . . . .               58,750
    3,000      Ekco Group Inc  . . . . . . . . . . . . . .               18,000
    1,125      Fays Inc  . . . . . . . . . . . . . . . . .                7,734
    8,700   *  First Alert Inc . . . . . . . . . . . . . .               92,438
    6,200      Libbey Inc  . . . . . . . . . . . . . . . .              140,275
    2,312   *  Midwest Grain Products Inc  . . . . . . . .               28,033
    4,225      Oil Dri Corp of America . . . . . . . . . .               63,375
    2,700      Pittway Corp Class A  . . . . . . . . . . .              173,475
    3,250      Rykoff Sexton Inc . . . . . . . . . . . . .               62,156
    5,000      Stanhome Inc  . . . . . . . . . . . . . . .              148,750
      800   *  Syratech Corp . . . . . . . . . . . . . . .               16,500
                                                                ---------------
                                                                        893,299
                                                                ---------------
               INFORMATION PROCESSING - 8.63%
      300   *  Active Voice Corp . . . . . . . . . . . . .                8,100
    7,733      Adac Laboratories . . . . . . . . . . . . .               97,629
    2,496      Adobe Systems Inc . . . . . . . . . . . . .              168,792
    3,200   *  Alantec Corp  . . . . . . . . . . . . . . .              130,400
    8,925   *  American Management Systems
                 Inc . . . . . . . . . . . . . . . . . . .              265,519
    3,900      Analysts International Corp . . . . . . . .              117,487
    2,800   *  Applix Inc  . . . . . . . . . . . . . . . .              114,450
    3,300   *  Artisoft Inc  . . . . . . . . . . . . . . .               30,938
    5,703   *  AST Research Inc  . . . . . . . . . . . . .               52,040
    4,800   *  Atria Software Inc  . . . . . . . . . . . .              201,600
    8,100   *  Auspex Systems Inc  . . . . . . . . . . . .              120,487
    5,200   *  Banyan Systems Inc  . . . . . . . . . . . .               64,350
    6,000   *  BBN Corp  . . . . . . . . . . . . . . . . .              225,000
    5,800   *  BISYS Group Inc . . . . . . . . . . . . . .              163,850
    7,300   *  Black Box Corp  . . . . . . . . . . . . . .              123,187
    3,100   *  Boole & Babbage Inc . . . . . . . . . . . .              114,700
   10,100   *  Borland International Inc . . . . . . . . .              178,012
    6,900   *  Boston Technology Inc . . . . . . . . . . .               99,187
    1,300   *  Business Records Corp
                 Holding Co  . . . . . . . . . . . . . . .               49,400
    1,400   *  Caere Corp  . . . . . . . . . . . . . . . .               12,775
    1,400   *  Cambridge Technology Partners
                 Inc . . . . . . . . . . . . . . . . . . .               69,300
    1,700   *  CDW Computer Centers Inc  . . . . . . . . .               87,550
    9,500   *  Cheyenne Software Inc . . . . . . . . . . .              220,875
    5,300   *  CompUSA Inc . . . . . . . . . . . . . . . .              196,762
    1,500   *  Computer Horizons Corp  . . . . . . . . . .               52,875

================================================================================
SMALL CAP INDEX FUND - CONTINUED  November 30, 1995     STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                                                     (Unaudited)

  NUMBER                                                                MARKET
OF SHARES                                                               VALUE
--------------------------------------------------------------------------------
               INFORMATION PROCESSING - Continued
    7,000   *  Computer Network Technology
                 Corp  . . . . . . . . . . . . . . . . . .      $        42,875
   14,900   *  Computer Vision . . . . . . . . . . . . . .              186,250
    7,500   *  Comverse Technology Inc . . . . . . . . . .              168,750
    6,275   *  Concord EFS Inc . . . . . . . . . . . . . .              240,019
    6,500   *  Continuum Co Inc  . . . . . . . . . . . . .              260,000
    7,300   *  Control Data Systems Inc  . . . . . . . . .              124,100
    9,500   *  CopyTele Inc  . . . . . . . . . . . . . . .               92,625
    6,500   *  Cray Research Inc . . . . . . . . . . . . .              156,000
   13,900   *  Data General Corp . . . . . . . . . . . . .              168,537
    3,500   *  Dialogic Corp . . . . . . . . . . . . . . .              111,125
    3,600   *  DSP Group Inc . . . . . . . . . . . . . . .               42,750
    7,100   *  Egghead Inc . . . . . . . . . . . . . . . .               56,800
    3,900   *  Electronic For Imaging Inc  . . . . . . . .              335,400
    2,600   *  Emulux Corp . . . . . . . . . . . . . . . .               32,500
    4,800   *  Envoy Corp  . . . . . . . . . . . . . . . .               70,800
    4,000   *  FileNet Corp  . . . . . . . . . . . . . . .              171,000
    2,000   *  Firefox Communications Inc  . . . . . . . .               43,500
    1,317      First Data Corp . . . . . . . . . . . . . .               93,507
    4,800   *  FTP Software Inc  . . . . . . . . . . . . .              145,800
    5,400   *  General Datacommunications
                 Industries Inc  . . . . . . . . . . . . .              106,650
      200   *  Global Village Communications . . . . . . .                4,550
    3,200   *  Gupta Corp  . . . . . . . . . . . . . . . .               20,800
      560      HBO & Co  . . . . . . . . . . . . . . . . .               41,860
    1,600   *  HCIA Inc  . . . . . . . . . . . . . . . . .               72,400
    1,800      Henry Jack & Associates Inc . . . . . . . .               43,425
    7,200   *  Hogan Systems Inc . . . . . . . . . . . . .               66,600
    3,100   *  Hyperion Software Corp  . . . . . . . . . .              137,175
    8,100   *  IMO Industries Inc  . . . . . . . . . . . .               57,713
    3,400   *  In Focus Systems Inc  . . . . . . . . . . .              115,600
    1,700   *  Incomnet Inc  . . . . . . . . . . . . . . .                7,863
    3,600   *  Information Resources Inc . . . . . . . . .               43,200
    5,500   *  Input Output Inc  . . . . . . . . . . . . .              253,687
    5,900   *  Intersolv Inc . . . . . . . . . . . . . . .               64,163
    4,200   *  Keane Inc . . . . . . . . . . . . . . . . .              116,025
    3,900   *  Landmark Graphics Corp  . . . . . . . . . .               78,000
    2,900   *  Learning Co . . . . . . . . . . . . . . . .              176,175
    5,800      Logicon Inc . . . . . . . . . . . . . . . .              163,125
    4,300      MacNeal-Schwendler Corp . . . . . . . . . .               67,188
    6,400   *  Macromedia Inc  . . . . . . . . . . . . . .              297,600
    2,300   *  Mapinfo Corp  . . . . . . . . . . . . . . .               44,850
    4,400   *  Marcam Corp . . . . . . . . . . . . . . . .               75,350
   18,300   *  Maxtor Corp . . . . . . . . . . . . . . . .              116,377
    5,100      Measurex Corp . . . . . . . . . . . . . . .              142,800
    2,600   *  Medic Computer Systems Inc  . . . . . . . .              166,400
    5,600   *  Merisel Inc . . . . . . . . . . . . . . . .               25,900
      100   *  Microcom Inc  . . . . . . . . . . . . . . .                2,525
    2,400   *  Microdyne Corp  . . . . . . . . . . . . . .               49,800
    2,300   *  Micron Electronics Inc  . . . . . . . . . .               33,638
      800   *  MICROS Systems Inc  . . . . . . . . . . . .               33,800
    5,100   *  Microtec Research Inc . . . . . . . . . . .               67,575
    3,250      MTS Systems Corp  . . . . . . . . . . . . .              114,562
    7,250      National Data Corp  . . . . . . . . . . . .              176,719
    9,700   *  NetManage Inc . . . . . . . . . . . . . . .              219,462
    4,200   *  Network General Corp  . . . . . . . . . . .              175,875
    3,200   *  Norand Corp . . . . . . . . . . . . . . . .               47,200
    2,000   *  Oak Technology  . . . . . . . . . . . . . .               94,000
    2,400   *  Open Environment Corp . . . . . . . . . . .               24,000
    3,100   *  Optical Data Systems Inc  . . . . . . . . .               64,325
    2,133   *  Paxar Corp  . . . . . . . . . . . . . . . .               27,462
    5,100   *  Platinum Software Corp  . . . . . . . . . .               34,425
    6,800   *  Platinum Technology Inc . . . . . . . . . .              113,900
    5,500   *  Primark Corp  . . . . . . . . . . . . . . .              151,937
    4,600   *  Progress Software Corp  . . . . . . . . . .              146,050
    6,600   *  Quarterdeck Corp  . . . . . . . . . . . . .              211,200
    9,200   *  Racoktek Inc  . . . . . . . . . . . . . . .               52,900
   13,800   *  S3 Inc  . . . . . . . . . . . . . . . . . .              260,475
    5,100   *  Safeguard Scientifics Inc . . . . . . . . .              252,450
    8,400   *  Sequent Computer Systems Inc  . . . . . . .              133,350
    5,200   *  Sierra On Line Inc  . . . . . . . . . . . .              176,800
    5,500   *  Softkey International Inc . . . . . . . . .              185,625
      100   *  Spectrum HoloByte Inc . . . . . . . . . . .                  863
    9,000   *  Stac Electronics  . . . . . . . . . . . . .              106,875
       91   *  Sterling Software Inc . . . . . . . . . . .                5,369
    4,800   *  Stratus Computer Inc  . . . . . . . . . . .              159,600
    9,800   *  Structural Dynamics Research
                 Corp  . . . . . . . . . . . . . . . . . .              199,675
    4,500   *  Syquest Technology Inc  . . . . . . . . . .               47,813
    6,100      System Software Associates Inc  . . . . . .              219,600
    5,000   *  Systems and Computer
                 Technology Corp   . . . . . . . . . . . .               93,125
   11,100   *  Tech Data Corp  . . . . . . . . . . . . . .              187,313
    2,100   *  TGV Software Inc  . . . . . . . . . . . . .               17,850
    4,770   *  3COM Corp . . . . . . . . . . . . . . . . .              218,228
    5,100   *  Tseng Laboratories Inc  . . . . . . . . . .               49,725
      102   *  U S Robotics Corp . . . . . . . . . . . . .               11,195
    6,600   *  Viewlogic Systems Inc . . . . . . . . . . .               71,775
    8,800   *  Wang Laboratories Inc . . . . . . . . . . .              157,300
    3,200   *  Wonderware Corp . . . . . . . . . . . . . .               85,600
    3,300   *  Xircom Inc  . . . . . . . . . . . . . . . .               40,838
    2,200   *  Zebra Technologies Corp Class A . . . . . .              146,850
                                                                ---------------
                                                                     12,682,728
                                                                ---------------

               INSURANCE - CASUALTY - 1.35%
      500      Avemco Corp . . . . . . . . . . . . . . . .                8,438
      900      Baldwin & Lyons Inc Class B . . . . . . . .               13,950
    4,000   *  Capsure Holdings Corp . . . . . . . . . . .               56,000
    5,700      Citizens Corp . . . . . . . . . . . . . . .              106,162
    8,800      Commerce Group Inc
                 Massachusetts . . . . . . . . . . . . . .              185,900
    4,600      E W Blanch Holdings Inc . . . . . . . . . .               99,475
    3,969      Frontier Insurance Group Inc  . . . . . . .              131,969
    1,473      Gainsco Inc . . . . . . . . . . . . . . . .               15,098
      600   *  HCC Insurance Holdings Inc  . . . . . . . .               20,025
    4,600      NAC Re Corp . . . . . . . . . . . . . . . .              151,800
    4,400      National Re Corp  . . . . . . . . . . . . .              144,650
      750   *  Navigators Group Inc  . . . . . . . . . . .               13,875
      200      Nymagic Inc . . . . . . . . . . . . . . . .                3,325
    3,081      Orion Capital Corp  . . . . . . . . . . . .              128,632
   19,200      Reliance Group Holdings Inc . . . . . . . .              170,400
      900      RLI Corp  . . . . . . . . . . . . . . . . .               21,600
      400      Scor U S Corp . . . . . . . . . . . . . . .                6,050
    5,900      Selective Insurance Group Inc . . . . . . .              224,200
    3,500      Transnational Re Corp Class A . . . . . . .               92,750
    2,800      Trenwick Group Inc  . . . . . . . . . . . .              143,500

================================================================================
SMALL CAP INDEX FUND - CONTINUED  November 30, 1995     STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                                                     (Unaudited)

  NUMBER                                                                MARKET
OF SHARES                                                               VALUE
--------------------------------------------------------------------------------
               INSURANCE -  CASUALTY - Continued
    7,400   *  20th Century Industries . . . . . . . . . .      $       135,050
      337      United Fire Casualty Co . . . . . . . . . .               12,216
    2,400      Vesta Insurance Group Inc . . . . . . . . .              107,400
                                                                ---------------
                                                                      1,992,465
                                                                ---------------

               INSURANCE - LIFE - 0.98%
    6,600      American Bankers Insurance
                 Group Inc   . . . . . . . . . . . . . . .              238,425
      450      American Heritage Life Investment . . . . .                9,056
    3,050      Independent Insurance Group Inc . . . . . .               81,873
      300      Kansas City Life Insurance Co . . . . . . .               15,450
    7,100   *  Life USA Holdings Inc . . . . . . . . . . .               61,237
      500   *  National Western Life Insurance Co
                 Class A   . . . . . . . . . . . . . . . .               26,625
    6,500      Presidential Life Corp  . . . . . . . . . .               65,000
    7,750      Protective Life Corp  . . . . . . . . . . .              225,719
    3,200      Reinsurance Group of America
                 Inc . . . . . . . . . . . . . . . . . . .               98,800
      435      Seafield Capital Corp . . . . . . . . . . .               15,443
    4,900      Security Connecticut Corp . . . . . . . . .              124,950
    7,470      United Companies Financial Corp . . . . . .              246,510
    6,400   *  United Insurance Cos Inc  . . . . . . . . .              111,200
    2,800      WR Berkley Corp . . . . . . . . . . . . . .              126,700
                                                                ---------------
                                                                      1,446,988
                                                                ---------------

               INSURANCE - MISCELLANEOUS - 1.26%
    3,600      Acordia Inc . . . . . . . . . . . . . . . .              100,800
    3,550      Allied Group Inc  . . . . . . . . . . . . .              126,025
    3,600      Arthur J Gallagher & Co . . . . . . . . . .              117,900
    3,600      Capital Guaranty Corp . . . . . . . . . . .               79,650
    1,100      Capital Re Corp . . . . . . . . . . . . . .               33,000
    4,300      CMAC Investment Corp  . . . . . . . . . . .              201,025
    6,100      Executive Risk Inc  . . . . . . . . . . . .              158,600
    3,750      Fidelity National Financial Inc . . . . . .               59,063
    3,600      Foremost Corp of America  . . . . . . . . .              176,400
    5,675      Fremont General Corp  . . . . . . . . . . .              195,787
    1,300      Guaranty National Corp  . . . . . . . . . .               18,850
      600      Harleysville Group Inc  . . . . . . . . . .               17,625
    2,250      Hilb Rogal & Hamilton Co  . . . . . . . . .               31,500
    4,800      Integon Corp  . . . . . . . . . . . . . . .               81,600
    4,050      Lawyers Title Corp  . . . . . . . . . . . .               69,356
    5,100      Liberty Corp  . . . . . . . . . . . . . . .              168,937
      200      Midland Co  . . . . . . . . . . . . . . . .                9,900
      900      MMI Cos Inc . . . . . . . . . . . . . . . .               21,150
      525      Poe & Brown Inc . . . . . . . . . . . . . .               12,994
    3,600      Stewart Information Services
                 Corp  . . . . . . . . . . . . . . . . . .               80,100
    4,100      Zenith National Insurance Corp  . . . . . .               90,713
                                                                ---------------
                                                                      1,850,975
                                                                ---------------

               INSURANCE - MULTILINE - 0.86%
    1,650      Alfa Corp . . . . . . . . . . . . . . . . .               18,150
    6,378      American Annuity Group Inc  . . . . . . . .               70,158
    3,200   *  American Travelers Corp . . . . . . . . . .               80,000
    6,600      Amvestors Financial Corp  . . . . . . . . .               75,900
    2,800      Argonaut Group Inc  . . . . . . . . . . . .               93,100
      400      Capitol American Financial Corp . . . . . .                8,200
    2,800   *  Delphi Financial Group Inc  . . . . . . . .               56,700
    3,700      Home Beneficial Corp Class B  . . . . . . .               90,187
    4,200      Horace Mann Educators Corp  . . . . . . . .              121,800
    5,200      John Alden Financial Corp . . . . . . . . .              107,250
    5,400      Life Re Corp  . . . . . . . . . . . . . . .              115,425
    2,023   *  MAIC Holdings Inc . . . . . . . . . . . . .               63,724
      250   *  Markel Corp . . . . . . . . . . . . . . . .               18,063
    7,700      Penncorp Financial Group Inc  . . . . . . .              213,675
    1,700      United Wisconsin Services Inc . . . . . . .               38,888
    4,000      Washington National Corp  . . . . . . . . .               99,000
                                                                ---------------
                                                                      1,270,220
                                                                ---------------

               LEISURE TIME - 0.73%
    2,100   *  Anchor Gaming . . . . . . . . . . . . . . .               43,050
   10,400   *  Bally Entertainment Group . . . . . . . . .              126,100
    1,500   *  Casino America Inc  . . . . . . . . . . . .                8,813
    2,500   *  First Team Sports Inc . . . . . . . . . . .               39,219
   12,900      Handleman Co  . . . . . . . . . . . . . . .               80,625
    4,900   *  Hollywood Park Inc  . . . . . . . . . . . .               50,225
    7,800      Huffy Corp  . . . . . . . . . . . . . . . .               82,875
    6,100      Outboard Marine Corp  . . . . . . . . . . .              125,050
    9,200   *  Players International Inc . . . . . . . . .              121,900
    7,100   *  Rio Hotel & Casino Inc  . . . . . . . . . .               88,750
    7,400   *  Scotts Co Class A . . . . . . . . . . . . .              148,925
    2,900      Showboat Inc  . . . . . . . . . . . . . . .               78,300
    1,900      Winnebago Industries Inc. . . . . . . . . .               14,725
    3,300   *  WMS Industries Inc  . . . . . . . . . . . .               60,637
                                                                ---------------
                                                                      1,069,194
                                                                ---------------

               LODGING - 0.05%
    3,393      Marcus Corp . . . . . . . . . . . . . . . .               78,463
                                                                ---------------

               MACHINE TOOLS - 0.37%
      300      Acme-Cleveland Corp . . . . . . . . . . . .                6,825
    6,700      Giddings & Lewis Inc  . . . . . . . . . . .              105,525
    2,100      Gleason Corp  . . . . . . . . . . . . . . .               70,088
    6,100      Greenfield Industries Inc . . . . . . . . .              187,575
      800   *  PRI Automation Inc  . . . . . . . . . . . .               32,800
    3,900      Roper Industries  . . . . . . . . . . . . .              138,450
                                                                ---------------
                                                                        541,263
                                                                ---------------

               MACHINERY - AGRICULTURE - 0.15%
    1,200   *  Central Tractor Farm & Country Inc  . . . .               11,700
    1,200   *  Lindsay Manufacturing Co  . . . . . . . . .               42,600
    5,400      Toro Co . . . . . . . . . . . . . . . . . .              170,775
                                                                ---------------
                                                                        225,075
                                                                ---------------

               MACHINERY - CONSTRUCTION &
               CONTRACTS - 0.72%
    2,900   *  Astec Industries Inc  . . . . . . . . . . .               31,538
    2,700      Blount International Inc Class A  . . . . .               81,337
    4,600   *  CDI Corp  . . . . . . . . . . . . . . . . .               85,100
    2,000      Granite Construction Inc  . . . . . . . . .               55,500
       65      Harnischfeger Industries Inc  . . . . . . .                2,202
    6,645   *  Instituform Technologies Inc
                 Class A   . . . . . . . . . . . . . . . .               77,248
    3,900      J Ray McDermott . . . . . . . . . . . . . .               61,912
    5,400   *  Jacobs Engineering Group Inc  . . . . . . .              130,275
    9,600      Kaman Corp Class A  . . . . . . . . . . . .              110,400

================================================================================
SMALL CAP INDEX FUND - CONTINUED  November 30, 1995     STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                                                     (Unaudited)

  NUMBER                                                                MARKET
OF SHARES                                                               VALUE
--------------------------------------------------------------------------------
               MACHINERY - CONSTRUCTION &
               CONTRACTS - Continued
    3,500   *  Kasler Corp . . . . . . . . . . . . . . . .      $        20,125
    8,100      Lennar Corp . . . . . . . . . . . . . . . .              179,212
    1,300      MDC Holdings Inc  . . . . . . . . . . . . .                8,613
    9,000   *  Morrison Knudsen Corp . . . . . . . . . . .               54,000
    2,400      Stone & Webster Inc . . . . . . . . . . . .               88,800
    3,900      TJ International Inc  . . . . . . . . . . .               69,225
                                                                ---------------
                                                                      1,055,487
                                                                ---------------

               MACHINERY - INDUSTRIAL/
               SPECIALTY - 2.75%
    7,800      AAR Corp  . . . . . . . . . . . . . . . . .              143,325
    1,300   *  ABC Rail Production Corp  . . . . . . . . .               28,600
      900      AEP Industries Inc  . . . . . . . . . . . .               20,925
    9,100      Albany International Corp Class A . . . . .              194,512
    9,100   *  AMSCO International Inc . . . . . . . . . .              153,562
      525      Applied Power Inc Class A . . . . . . . . .               17,128
    6,780      Baldor Electric Co  . . . . . . . . . . . .              153,397
    3,900      Bearings Inc  . . . . . . . . . . . . . . .              149,662
    6,300      BWIP Inc Class A  . . . . . . . . . . . . .               96,863
    1,800   *  Central Sprinkler Corp  . . . . . . . . . .               60,300
    3,800   *  Dovatron International Inc  . . . . . . . .              124,450
    7,450      Duriron Co Inc  . . . . . . . . . . . . . .              214,187
    5,100   *  Exide Corp  . . . . . . . . . . . . . . . .              233,962
    3,000   *  GaSonics International Corp . . . . . . . .               53,250
      475      General Binding Corp  . . . . . . . . . . .               10,331
      450      Gorman Rupp Co  . . . . . . . . . . . . . .                6,750
    5,800      Goulds Pumps Inc  . . . . . . . . . . . . .              137,025
      600      Graco Inc . . . . . . . . . . . . . . . . .               21,525
    2,700      Helix Technology Corp . . . . . . . . . . .               91,125
    2,400      Hughes Supply Inc . . . . . . . . . . . . .               63,000
      200   *  ICC Technologies Inc  . . . . . . . . . . .                2,425
    6,800      IDEX Corp . . . . . . . . . . . . . . . . .              279,650
    4,100   *  Insilco Corp  . . . . . . . . . . . . . . .              135,300
    4,300   *  Integrated Process Equipment
                 Corp  . . . . . . . . . . . . . . . . . .              132,225
    3,300   *  International Imaging Materials . . . . . .               84,975
    5,400   *  Ionics Inc  . . . . . . . . . . . . . . . .              233,550
   10,200   *  Kenetech Corp . . . . . . . . . . . . . . .               31,875
    6,000   *  Kulicke & Soffa Industries Inc  . . . . . .              170,250
    4,950      Lilly Industries Inc Class A  . . . . . . .               64,350
      850      Lufkin Industries Inc . . . . . . . . . . .               16,788
    4,300      Manitowoc Co Inc  . . . . . . . . . . . . .              126,313
    3,840   *  Oak Industries Inc  . . . . . . . . . . . .               92,640
    3,500   *  Ortel Corp  . . . . . . . . . . . . . . . .               41,125
      600   *  Osmonics Inc  . . . . . . . . . . . . . . .               10,800
    3,500   *  Park Ohio Industries Inc  . . . . . . . . .               45,500
    7,000      Regal Beloit Corp . . . . . . . . . . . . .              154,000
      350      Robbins & Myers Inc . . . . . . . . . . . .               11,200
    2,125      Roto-Rooter Inc . . . . . . . . . . . . . .               66,938
      800      Scotsman Industries Inc . . . . . . . . . .               13,200
    7,000   *  Specialty Equipment Cos Inc . . . . . . . .               71,750
    2,700   *  SPS Technologies Inc  . . . . . . . . . . .              122,513
    1,400   *  Stimsonite Corp . . . . . . . . . . . . . .               12,513
    4,400      Tennant Co  . . . . . . . . . . . . . . . .              107,800
    2,900   *  Thermo Power Corp . . . . . . . . . . . . .               39,875
                                                                ---------------
                                                                      4,041,434
                                                                ---------------

               MEDICAL TECHNOLOGY - 1.01%
   11,500   *  Applied Bioscience International
                 Inc   . . . . . . . . . . . . . . . . . .               73,312
   10,600   *  Calgene Inc . . . . . . . . . . . . . . . .               54,325
    2,700      Dekalb Genetics Corp Class B  . . . . . . .              122,175
    5,800   *  Epitope Inc . . . . . . . . . . . . . . . .               68,150
    8,000   *  Haemonetics Corp  . . . . . . . . . . . . .              142,000
    1,300   *  Heart Technology Inc  . . . . . . . . . . .               35,588
    3,100   *  I Statutory Corp  . . . . . . . . . . . . .              107,725
    5,600   *  InControl Inc . . . . . . . . . . . . . . .               67,200
    8,100   *  Liposome Co Inc . . . . . . . . . . . . . .              135,675
        2   *  Molecular Biosystems Inc  . . . . . . . . .                   14
    3,700   *  Neopath Inc . . . . . . . . . . . . . . . .               70,300
    8,500   *  North American Biologicals Inc  . . . . . .               81,812
    3,100   *  Northfield Laboratories Inc . . . . . . . .               50,762
    5,500   *  Organogenesis Inc . . . . . . . . . . . . .              103,125
    5,300   *  Protein Design Laboratories Inc . . . . . .               99,375
    5,900   *  SciClone Pharmaceuticals Inc  . . . . . . .               31,713
   12,924   *  Scios Nova Inc  . . . . . . . . . . . . . .               50,080
      400   *  Sofamor/Danek Group Inc.  . . . . . . . . .                9,200
    1,600   *  Thermotrex Corp . . . . . . . . . . . . . .               69,600
    5,300   *  Ventritex Inc . . . . . . . . . . . . . . .              114,944
                                                                ---------------
                                                                      1,487,075
                                                                ---------------

               MERCHANDISE - DRUG - 0.48%
    7,350      Arbor Drugs Inc . . . . . . . . . . . . . .              145,162
    6,000      Big B Inc . . . . . . . . . . . . . . . . .               60,750
    3,800   *  Express Scripts Inc Class A . . . . . . . .              156,750
    7,739   *  Foxmeyer Health Corp  . . . . . . . . . . .              201,214
      770      Genovese Drug Stores Inc Class A  . . . . .                9,240
    2,400      Longs Drug Stores Corp  . . . . . . . . . .               95,400
    2,700   *  Medimmune Inc . . . . . . . . . . . . . . .               34,425
                                                                ---------------
                                                                        702,941
                                                                ---------------

               MERCHANDISE - SPECIALTY - 2.95%
      578      Anthony Industries Inc  . . . . . . . . . .               12,933
   11,318      Arctco Inc  . . . . . . . . . . . . . . . .              159,867
    6,500      AT Cross Co Class A . . . . . . . . . . . .              103,187
   10,700   *  Aura Systems Inc  . . . . . . . . . . . . .               59,519
    5,100   *  Avid Technology Inc . . . . . . . . . . . .              202,087
    1,289   *  Ben Franklin Retail Stores Inc  . . . . . .                4,512
    2,550   *  BMC West Corp . . . . . . . . . . . . . . .               31,556
    9,600      Bombay Inc  . . . . . . . . . . . . . . . .               64,800
    5,200   *  Books A Million Inc . . . . . . . . . . . .               74,750
    8,300   *  Borders Group Inc . . . . . . . . . . . . .              146,287
    3,400   *  Bush Boake Allen Inc  . . . . . . . . . . .              104,550
    6,100      Caseys General Stores Inc . . . . . . . . .              141,825
    8,200      Cash America Investments Inc  . . . . . . .               45,100
      400   *  Cellstar Corp . . . . . . . . . . . . . . .               10,500
   30,900   *  Charming Shoppes Inc  . . . . . . . . . . .               71,456
    4,200   *  Cobra Golf Inc  . . . . . . . . . . . . . .              115,500
    1,500   *  Colonial Data Technologies  . . . . . . . .               23,813
    1,000   *  Copart Inc  . . . . . . . . . . . . . . . .               23,875
    7,800   *  Eagle Hardware & Garden . . . . . . . . . .               58,988
    4,700   *  EMPI Inc  . . . . . . . . . . . . . . . . .               86,950
   14,100      Fingerhut Cos Inc . . . . . . . . . . . . .              178,012
    3,000   *  Fossil Inc  . . . . . . . . . . . . . . . .               28,125
    5,000   *  Franklin Quest Co . . . . . . . . . . . . .               94,375
    4,900   *  Friedmans Inc Class A . . . . . . . . . . .              113,925

================================================================================
SMALL CAP INDEX FUND - CONTINUED  November 30, 1995     STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                                                     (Unaudited)

  NUMBER                                                                MARKET
OF SHARES                                                               VALUE
--------------------------------------------------------------------------------
               MERCHANDISE - SPECIALTY - Continued
    4,100   *  Gibson Greetings Inc  . . . . . . . . . . .      $        61,500
   10,100      Hancock Fabrics Inc . . . . . . . . . . . .               97,213
   11,100   *  Home Shopping Network Inc . . . . . . . . .              104,062
    3,000      Intelligent Electronics Inc . . . . . . . .               19,500
   10,700      Intreco Inc . . . . . . . . . . . . . . . .               89,613
    7,100      Jenny Craig Inc . . . . . . . . . . . . . .               67,450
      500      Labone Inc  . . . . . . . . . . . . . . . .                6,875
    9,400   *  MacFrugals Bargains Close Outs  . . . . . .              123,375
    5,900   *  Michaels Stores Inc . . . . . . . . . . . .               97,350
    2,200   *  Microage Inc  . . . . . . . . . . . . . . .               18,700
    3,600   *  Rex Stores Corp . . . . . . . . . . . . . .               63,000
    5,200      Russ Berrie & Co Inc  . . . . . . . . . . .               70,850
    1,600   *  Safety 1st Inc  . . . . . . . . . . . . . .               32,400
    3,200   *  Seitel Inc  . . . . . . . . . . . . . . . .               80,000
    7,800      Sothebys Holdings Inc . . . . . . . . . . .              108,225
    5,900   *  Sportmart Inc . . . . . . . . . . . . . . .               45,725
    1,100   *  Sports Authority Inc  . . . . . . . . . . .               23,238
    2,600      Sturm Ruger & Co Inc  . . . . . . . . . . .               76,050
   14,600   *  Sunglass Hut International Inc  . . . . . .              306,600
    5,000      Tiffany & Co  . . . . . . . . . . . . . . .              258,125
    4,000   *  Tractor Supply Co . . . . . . . . . . . . .               80,000
      386   *  United Stationers Inc . . . . . . . . . . .                8,589
    4,100      Unitog Co . . . . . . . . . . . . . . . . .              101,987
    7,500   *  Waban Inc . . . . . . . . . . . . . . . . .              138,750
    4,900   *  Williams Sonoma Inc . . . . . . . . . . . .               98,000
   12,300   *  Zale Corp . . . . . . . . . . . . . . . . .              204,487
                                                                ---------------
                                                                      4,338,156
                                                                ---------------

               MERCHANDISING - DEPARTMENT - 0.48%
      200   *  Alexanders Inc  . . . . . . . . . . . . . .               12,425
   12,500   *  Best Products Inc . . . . . . . . . . . . .               78,125
    1,300   *  Bon Ton Stores Inc  . . . . . . . . . . . .                7,313
       17   *  Broadway Stores Inc (Warrants)  . . . . . .                    4
    2,785   *  Federated Department Stores Inc . . . . . .               81,113
    8,500      Neiman Marcus Group Inc . . . . . . . . . .              177,437
   10,315      Pier 1 Imports Inc  . . . . . . . . . . . .              112,176
    3,800   *  Proffitts Inc . . . . . . . . . . . . . . .              102,600
    4,150   *  Stein Mart Inc  . . . . . . . . . . . . . .               52,134
      412      Strawbridge & Clothier  . . . . . . . . . .                9,064
    3,700   *  Venture Stores Inc  . . . . . . . . . . . .               13,413
    2,700   *  Younkers Inc  . . . . . . . . . . . . . . .               67,837
                                                                ---------------
                                                                        713,641
                                                                ---------------

               MERCHANDISING - FOOD - 0.96%
    3,400      Delchamps Inc . . . . . . . . . . . . . . .               58,650
       75      Farmer Brothers Co  . . . . . . . . . . . .               10,650
    4,400   *  IHOP Corp . . . . . . . . . . . . . . . . .              113,850
    5,600      Ingles Markets Inc  . . . . . . . . . . . .               60,200
    5,600   *  J & J Snack Foods Corp  . . . . . . . . . .               68,600
    4,575      Nash Finch Co . . . . . . . . . . . . . . .               86,925
    1,800   *  Penn Traffic Co . . . . . . . . . . . . . .               23,400
    1,234   *  Quality Food Centers Inc  . . . . . . . . .               24,989
    5,818      Richfood Holdings Inc . . . . . . . . . . .              163,631
    3,800      Ruddick Corp  . . . . . . . . . . . . . . .               40,850
    3,300      Sanderson Farms Inc . . . . . . . . . . . .               35,475
   10,400      Savannah Foods & Industries Inc . . . . . .              128,700
    3,000   *  Showbiz Pizza Time Inc  . . . . . . . . . .               38,250
    5,500      Smart & Final Inc . . . . . . . . . . . . .              105,875
    5,400   *  Smithfield Foods Inc  . . . . . . . . . . .              167,400
    3,500      Smiths Food & Drug Centers Inc
                 Class B   . . . . . . . . . . . . . . . .               84,438
    1,900      Super Food Services Inc . . . . . . . . . .               24,225
    4,300   *  Whole Foods Market Inc  . . . . . . . . . .               62,350
    7,037      WLR Foods Inc . . . . . . . . . . . . . . .              116,110
                                                                ---------------
                                                                      1,414,568
                                                                ---------------

               MERCHANDISING - MASS - 0.45%
    4,900   *  Caldor Corp . . . . . . . . . . . . . . . .               20,213
    2,400   *  Dollar Tree Stores Inc  . . . . . . . . . .               67,200
    7,800      Family Dollar Stores Inc  . . . . . . . . .              119,925
    5,300   *  Fred Meyer Inc  . . . . . . . . . . . . . .              122,562
    5,400      Good Guys Inc . . . . . . . . . . . . . . .               56,025
    5,470   *  Hills Store Co  . . . . . . . . . . . . . .               64,273
   21,500   *  Service Merchandise Inc . . . . . . . . . .              131,687
    6,700      Shopko Stores Inc . . . . . . . . . . . . .               76,213
                                                                ---------------
                                                                        658,098
                                                                ---------------

               METALS - ALUMINUM - 0.27%
    5,800   *  ACX Technologies Inc  . . . . . . . . . . .               95,700
    4,700      IMCO Recycling Inc  . . . . . . . . . . . .              106,338
    5,200   *  Kaiser Aluminum Corp  . . . . . . . . . . .               75,400
    3,871      Tredagar Industries Inc . . . . . . . . . .              122,904
                                                                ---------------
                                                                        400,342
                                                                ---------------

               METALS - COPPER - 0.27%
   10,100   *  Magma Copper Co . . . . . . . . . . . . . .              214,625
    5,200      Wolverine Tube Inc  . . . . . . . . . . . .              176,150
                                                                ---------------
                                                                        390,775
                                                                ---------------

               METALS - MISCELLANEOUS - 0.44%
      750      A M Castle & Co . . . . . . . . . . . . . .               18,375
    6,800      Brush Wellman Inc . . . . . . . . . . . . .              119,000
    5,633      Commercial Metals Co  . . . . . . . . . . .              132,375
    3,500   *  Dravo Corp  . . . . . . . . . . . . . . . .               42,000
   12,600   *  Hecla Mining Co . . . . . . . . . . . . . .               91,350
      900   *  Intermagnetics General Corp . . . . . . . .               20,250
    6,650   *  Material Sciences Corp  . . . . . . . . . .               88,113
    4,000      Precision Castparts Corp  . . . . . . . . .              144,000
                                                                ---------------
                                                                        655,463
                                                                ---------------

               METALS - STEEL - 1.59%
    5,000   *  Acme Metals Inc . . . . . . . . . . . . . .               76,250
    6,400      Alaska Steel Holdings Corp  . . . . . . . .              221,600
    5,000      Amcast Industrial Corp  . . . . . . . . . .               92,500
   29,300   *  Armco Inc . . . . . . . . . . . . . . . . .              168,475
    5,300      Birmingham Steel Corp . . . . . . . . . . .               78,838
    4,200      Carpenter Technology Corp . . . . . . . . .              181,650
      800      Chaparral Steel Co  . . . . . . . . . . . .                8,400
    3,400   *  Citation Corp Alabama . . . . . . . . . . .               54,825
    3,100      Cleveland Cliffs Inc  . . . . . . . . . . .              121,287
    1,350      Commercial Intertech Corp . . . . . . . . .               23,963
    1,500   *  EnviroSource Inc  . . . . . . . . . . . . .                4,500
    5,100   *  Geneva Steel Co Class A . . . . . . . . . .               36,975
    3,100      Huntco Inc Class A  . . . . . . . . . . . .               54,638

================================================================================
SMALL CAP INDEX FUND - CONTINUED  November 30, 1995     STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                                                     (Unaudited)

  NUMBER                                                                MARKET
OF SHARES                                                               VALUE
--------------------------------------------------------------------------------
               METALS - STEEL - Continued
    9,600   *  Intermet Corp . . . . . . . . . . . . . . .      $       115,200
    7,800      J & L Specialty Steel Inc . . . . . . . . .              128,700
    2,600      Lukens Inc  . . . . . . . . . . . . . . . .               79,625
    5,600   *  Mueller Industries Inc  . . . . . . . . . .              128,800
   11,600   *  Northwestern Steel & Wire Co  . . . . . . .               95,700
    7,500      Oregon Steel Mills Inc  . . . . . . . . . .              103,125
    5,300      Quanex Corp . . . . . . . . . . . . . . . .              104,012
    1,850      Steel Technologies Inc  . . . . . . . . . .               15,956
   12,600      UNR Industries Inc  . . . . . . . . . . . .              112,612
    4,400      Valmont Industries Inc  . . . . . . . . . .              111,650
    7,000   *  WCI Steel Inc . . . . . . . . . . . . . . .               30,625
    7,800   *  Weirton Steel Corp  . . . . . . . . . . . .               34,125
    4,400   *  WHX Corp  . . . . . . . . . . . . . . . . .               48,400
    6,800   *  Wyman Gordon Co . . . . . . . . . . . . . .              102,000
                                                                ---------------
                                                                      2,334,431
                                                                ---------------

               MISCELLANEOUS - 1.46%
    4,400   *  Accustaff Inc . . . . . . . . . . . . . . .              132,000
    6,400      Amcol International Corp  . . . . . . . . .               93,600
    1,800   *  Amerco  . . . . . . . . . . . . . . . . . .               35,550
    1,100   *  Ampal American Israel Corp
                 Class A . . . . . . . . . . . . . . . . .                6,188
    6,600      Barefoot Inc  . . . . . . . . . . . . . . .               75,900
    8,200   *  Borg-Warner Security Corp . . . . . . . . .               96,350
    3,000   *  Career Horizons Inc . . . . . . . . . . . .               85,500
    9,400   *  Corrections Corp of America . . . . . . . .              291,400
    6,300   *  DeVry Inc . . . . . . . . . . . . . . . . .              167,737
    2,800   *  Equity Corp International . . . . . . . . .               54,600
    8,200   *  Figgie International Holdings Inc
                 Class A   . . . . . . . . . . . . . . . .               95,325
    7,900      Ideon Group Inc . . . . . . . . . . . . . .               64,188
    5,100   *  Interim Services Inc  . . . . . . . . . . .              163,200
    2,500   *  ITT Educational Services Inc  . . . . . . .               51,250
    3,400   *  Kinder Care Learning Centers Inc  . . . . .               41,650
    1,091      LADD Furniture Inc  . . . . . . . . . . . .               14,592
    3,100   *  National Education Corp . . . . . . . . . .               24,413
      412   *  Patlex Corp . . . . . . . . . . . . . . . .                2,060
    3,000   *  Pinkertons Inc  . . . . . . . . . . . . . .               60,750
    8,300   *  Rexel Inc . . . . . . . . . . . . . . . . .              112,050
    4,300   *  Robert Half International Inc . . . . . . .              172,537
    5,500   *  Sola International Inc  . . . . . . . . . .              149,875
    3,900   *  Sylvan Learning Systems Inc . . . . . . . .               93,600
      800   *  Wackenhut Corp  . . . . . . . . . . . . . .               13,600
    2,000   *  Wackenhut Corrections Corp  . . . . . . . .               52,500
                                                                ---------------
                                                                      2,150,415
                                                                ---------------

               MOBILE HOMES - 0.33%
    4,200   *  Champion Enterprises Inc  . . . . . . . . .              126,000
      400      McGrath Rentcorp  . . . . . . . . . . . . .                7,200
    5,450      Oakwood Homes Corp  . . . . . . . . . . . .              223,450
    6,200      Skyline Corp  . . . . . . . . . . . . . . .              116,250
      750      Thor Industries Inc . . . . . . . . . . . .               12,469
                                                                ---------------
                                                                        485,369
                                                                ---------------

               NATURAL GAS - DIVERSIFIED - 0.96%
    3,150      Atmos Energy Corp . . . . . . . . . . . . .               65,756
    1,000      Bay State Gas Co  . . . . . . . . . . . . .               27,125
      300      Cascade Natural Gas Corp  . . . . . . . . .                4,913
    8,104      K N Energy Inc  . . . . . . . . . . . . . .              236,029
    1,500      Laclede Gas Co  . . . . . . . . . . . . . .               31,687
    4,700      New Jersey Resources Corp . . . . . . . . .              131,012
    8,100   *  Seagull Energy Corp . . . . . . . . . . . .              147,825
      826   *  Southern Union Co . . . . . . . . . . . . .               19,721
   10,400      Southwest Gas Corp  . . . . . . . . . . . .              187,200
    2,915   *  Tejas Gas Corp  . . . . . . . . . . . . . .              143,564
    7,400      UGI Corp  . . . . . . . . . . . . . . . . .              153,550
    7,600      United Cities Gas Co  . . . . . . . . . . .              129,200
    4,400      Wicor Inc . . . . . . . . . . . . . . . . .              135,300
                                                                ---------------
                                                                      1,412,882
                                                                ---------------

               OIL - INTEGRATED DOMESTIC - 0.18%
    4,600   *  Crown Central Petroleum Corp
                 Class A   . . . . . . . . . . . . . . . .               64,975
    2,800   *  Hondo Oil & Gas Co  . . . . . . . . . . . .               44,100
    8,200      Quaker State Corp . . . . . . . . . . . . .              110,700
    5,600   *  Tesoro Petroleum Corp . . . . . . . . . . .               46,900
                                                                ---------------
                                                                        266,675
                                                                ---------------

               OIL - SERVICE - PRODUCTS - 0.58%
    4,275   *  Energy Ventures Inc . . . . . . . . . . . .               89,775
    3,600      Getty Petroleum Corp  . . . . . . . . . . .               53,550
    7,100   *  Global Industrial Technologies Inc  . . . .              126,025
    3,200   *  Global Industries Inc . . . . . . . . . . .               86,000
    7,100   *  Kelley Oil & Gas Corp . . . . . . . . . . .                7,988
    9,700   *  Lone Star Technologies Inc  . . . . . . . .               83,662
   12,100   *  Parker Drilling Co  . . . . . . . . . . . .               62,013
    4,163   *  Varco International Inc . . . . . . . . . .               37,987
   11,832   *  Weatherford Enterra Inc . . . . . . . . . .              300,237
                                                                ---------------
                                                                        847,237
                                                                ---------------

               OIL - SERVICES - 1.20%
    6,400   *  BJ Services Co  . . . . . . . . . . . . . .              157,600
      880   *  BJ Services Co (Warrants) . . . . . . . . .                4,290
    4,300      Camco International Inc . . . . . . . . . .              101,050
    4,700   *  Hornbeck Offshore Services Inc  . . . . . .               84,600
   17,100   *  Marine Drilling Cos Inc . . . . . . . . . .               69,469
    1,500      Mascotech Inc . . . . . . . . . . . . . . .               16,313
   21,900   *  Nabors Industries Inc . . . . . . . . . . .              216,262
   16,300   *  Noble Drilling Corp . . . . . . . . . . . .              118,175
   11,600   *  Oceaneering International Inc . . . . . . .              113,100
    4,900   *  Offshore Logistics Inc  . . . . . . . . . .               58,800
    3,575      Pennsylvania Enterprises Inc  . . . . . . .              133,169
    3,600   *  Pool Energy Services Co . . . . . . . . . .               32,400
    3,200      Production Operators Corp . . . . . . . . .               97,600
   12,900   *  Reading & Bates Corp  . . . . . . . . . . .              169,312
   18,500   *  Rowan Cos Inc . . . . . . . . . . . . . . .              138,750
   12,700   *  Smith International Inc . . . . . . . . . .              214,312
    5,400   *  Tuboscope Vetco International
                 Corp  . . . . . . . . . . . . . . . . . .               31,725
                                                                ---------------
                                                                      1,756,927
                                                                ---------------
               OIL/GAS PRODUCERS - 1.54%
       30   *  American Exploration Co . . . . . . . . . .                  308
       56      Apache Corp . . . . . . . . . . . . . . . .                1,491

================================================================================
SMALL CAP INDEX FUND - CONTINUED  November 30, 1995     STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                                                     (Unaudited)

  NUMBER                                                                MARKET
OF SHARES                                                               VALUE
--------------------------------------------------------------------------------
               OIL/GAS PRODUCERS - Continued
      160   *  Aztec Energy Corp Utah  . . . . . . . . . .      $             2
   10,450   *  Barrett Resources Corp  . . . . . . . . . .              258,637
    9,300   *  Benton Oil & Gas Co . . . . . . . . . . . .              137,175
    3,400      Berry Petroleum Co Class A  . . . . . . . .               36,125
    7,800   *  Box Energy Corp Class B . . . . . . . . . .               68,250
    5,900      Cabot Oil & Gas Corp Class A  . . . . . . .               83,337
    2,200   *  Chesapeake Energy Corp  . . . . . . . . . .               93,500
   11,200   *  Coda Energy Inc . . . . . . . . . . . . . .               84,000
    5,800      Devon Energy Corp . . . . . . . . . . . . .              139,925
    6,100   *  Global Natural Resources Inc  . . . . . . .               59,475
    3,100   *  H S Resources Inc . . . . . . . . . . . . .               41,463
    6,500      Helmerich & Payne Inc . . . . . . . . . . .              177,125
      500      Holly Corp  . . . . . . . . . . . . . . . .               11,000
    4,600      KCS Energy Inc  . . . . . . . . . . . . . .               63,250
    2,600   *  Louis Dreyfus Natural Gas Corp  . . . . . .               35,425
   22,400   *  Mesa Inc  . . . . . . . . . . . . . . . . .               72,800
    2,400   *  Nuevo Energy Co . . . . . . . . . . . . . .               53,400
    7,700      Parker & Parsley Petroleum Co . . . . . . .              144,375
    2,400      Phoenix Resource Cos Inc  . . . . . . . . .               41,400
    6,900      Snyder Oil Corp . . . . . . . . . . . . . .               80,212
    2,400      St Mary Land & Exploration Co . . . . . . .               32,550
    5,900   *  Stone Energy Corp . . . . . . . . . . . . .               79,650
    4,900   *  Texas Meridian Resources Corp . . . . . . .               60,638
    4,200   *  Tide West Oil Inc . . . . . . . . . . . . .               56,175
    6,400   *  Tom Brown Inc . . . . . . . . . . . . . . .               81,600
    6,900   *  United Meridian Corp  . . . . . . . . . . .              114,712
    6,200      USX Delhi Group . . . . . . . . . . . . . .               63,550
    1,600      Vintage Petroleum Inc . . . . . . . . . . .               32,800
   11,200      Wainoco Oil Corp  . . . . . . . . . . . . .               32,200
    2,400      Wiser Oil Co  . . . . . . . . . . . . . . .               30,000
                                                                ---------------
                                                                      2,266,550
                                                                ---------------

               PAPER/FOREST PRODUCTS - 0.44%
    8,000      Caraustar Industries Inc  . . . . . . . . .              158,000
    1,720      Mosinee Paper Corp  . . . . . . . . . . . .               41,710
       50      Pentair Inc . . . . . . . . . . . . . . . .                2,488
    3,200      Ply Gem Industries Inc  . . . . . . . . . .               58,400
    5,500      Pope & Talbot Inc . . . . . . . . . . . . .               81,125
    4,000      Republic Gypsum Co  . . . . . . . . . . . .               51,500
    3,600      Sealright Co Inc  . . . . . . . . . . . . .               39,600
    4,300      Standard Register Inc . . . . . . . . . . .               89,225
    1,700      Universal Forest Products Inc . . . . . . .               15,300
    4,100      Wausau Paper Mills Co . . . . . . . . . . .              112,750
                                                                ---------------
                                                                        650,098
                                                                ---------------

               PHOTOGRAPHY - 0.20%
    6,400      CPI Corp  . . . . . . . . . . . . . . . . .              133,600
    1,950   *  Photronics Inc  . . . . . . . . . . . . . .               61,913
    2,500   *  Ultratech Stepper Inc . . . . . . . . . . .               94,375
                                                                ---------------
                                                                        289,888
                                                                ---------------

               POLLUTION CONTROL - 0.97%
      700   *  Air & Water Technologies Corp
                 Class A   . . . . . . . . . . . . . . . .                3,850
    5,700   *  Allwaste Inc  . . . . . . . . . . . . . . .               24,225
    4,400      Dames & Moore Inc . . . . . . . . . . . . .               57,750
      546      Heidemij NV . . . . . . . . . . . . . . . .                4,641
    4,200   *  International Technology Corp . . . . . . .               11,025
    7,100   *  Mid American Waste Systems Inc  . . . . . .               28,400
      225      Mine Safety Appliances Co . . . . . . . . .                9,872
    3,900   *  Molten Metal Tech Inc . . . . . . . . . . .              144,300
    5,250   *  Newpark Resources Inc . . . . . . . . . . .               93,844
    5,200   *  OHM Corp  . . . . . . . . . . . . . . . . .               42,250
    5,600   *  Republic Waste Industries Inc . . . . . . .              150,500
   15,800   *  Rollins Environmental Services
                 Inc . . . . . . . . . . . . . . . . . . .               47,400
    5,900   *  Sanifill Inc  . . . . . . . . . . . . . . .              197,650
    6,800   *  Tetra Technologies Inc  . . . . . . . . . .              113,050
    2,500   *  U S Filter Corp . . . . . . . . . . . . . .               55,000
    4,400   *  United Waste Systems Inc  . . . . . . . . .              175,450
    8,433   *  USA Waste Services Inc  . . . . . . . . . .              177,093
      600   *  Western Waste Industries  . . . . . . . . .               11,025
    3,200      Zurn Industries Inc . . . . . . . . . . . .               78,400
                                                                ---------------
                                                                      1,425,725
                                                                ---------------

               PUBLISHING - NEWS - 0.22%
    6,100   *  Network Equipment Technologies  . . . . . .              202,063
    2,500      Pulitzer Publishing Co  . . . . . . . . . .              115,000
                                                                ---------------
                                                                        317,063
                                                                ---------------

               PUBLISHING/PRINTING - 1.63%
    5,300      Banta Corp  . . . . . . . . . . . . . . . .              231,875
    2,200      Bowne & Co Inc  . . . . . . . . . . . . . .               44,000
    4,900      CCH Inc Class A . . . . . . . . . . . . . .              267,050
    4,400      Ennis Business Forms Inc  . . . . . . . . .               55,000
    3,800      Houghton Mifflin Co . . . . . . . . . . . .              152,950
    8,000      John H Harland Co . . . . . . . . . . . . .              165,000
    5,800      John Wiley & Son Class A  . . . . . . . . .              188,500
    8,800      Meredith Corp . . . . . . . . . . . . . . .              346,500
    4,000      Merrill Corp  . . . . . . . . . . . . . . .               68,000
    5,809      Nelson Thomas Inc . . . . . . . . . . . . .               94,396
    3,300      New England Business Service
                 Inc . . . . . . . . . . . . . . . . . . .               74,663
    9,000   *  Nu Kote Holdings Inc Class A  . . . . . . .              177,750
      300      Plenum Publishing Corp  . . . . . . . . . .               10,875
    5,000   *  Scientific Games Holding Corp . . . . . . .              168,125
   18,100   *  Topps Co Inc  . . . . . . . . . . . . . . .               92,763
    8,900   *  Valassis Communications Inc . . . . . . . .              136,837
    9,000   *  ValueVision International Inc
                 Class A   . . . . . . . . . . . . . . . .               50,625
      100      Waverly Inc . . . . . . . . . . . . . . . .                4,025
    7,900   *  Western Publishing Group Inc  . . . . . . .               71,100
                                                                ---------------
                                                                      2,400,034
                                                                ---------------

               RAILROAD - 0.07%
      500      Florida East Coast Industries Inc . . . . .               33,813
    6,300   *  Johnstown America Industries Inc  . . . . .               33,862
    1,700   *  Railtex Inc . . . . . . . . . . . . . . . .               34,425
                                                                ---------------
                                                                        102,100
                                                                ---------------

               REAL ESTATE - 0.69%
    2,900   *  Avatar Holdings Inc . . . . . . . . . . . .              105,850
   20,700   *  Catellus Development Corp . . . . . . . . .              121,613
      200   *  Christiana Cos Inc  . . . . . . . . . . . .                4,750

================================================================================
SMALL CAP INDEX FUND - CONTINUED  November 30, 1995     STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                                                     (Unaudited)

  NUMBER                                                                MARKET
OF SHARES                                                               VALUE
--------------------------------------------------------------------------------
               REAL ESTATE - Continued
    7,675      Cousins Properties Inc  . . . . . . . . . .      $       141,028
    4,400   *  Insignia Financial Group Inc
                 Class A   . . . . . . . . . . . . . . . .              131,450
    4,100   *  Mercer International Inc  . . . . . . . . .               88,150
    8,800      Merry Land & Investment Co  . . . . . . . .              194,700
    5,900      North American Mortgage Co  . . . . . . . .              133,487
    8,082      Republic Bancorp Inc  . . . . . . . . . . .               91,929
      500      Tejon Ranch Co  . . . . . . . . . . . . . .                7,313
                                                                ---------------
                                                                      1,020,270
                                                                ---------------

               REAL ESTATE INVESTMENT TRUST - 5.32%
    3,600      Allied Capital Commercial Corp  . . . . . .               67,050
    6,800      American Health Properties Inc  . . . . . .              135,150
      680      American Health Properties Inc
                 (Preferred)   . . . . . . . . . . . . . .                9,690
    4,500      Associated Estates Realty Corp  . . . . . .               86,625
    9,100      Avalon Properties Inc . . . . . . . . . . .              177,450
    4,400      Bay Apartment Community Inc . . . . . . . .               95,700
    6,800      Beacon Properties . . . . . . . . . . . . .              139,400
    8,600      Berkshire Realty Co Inc . . . . . . . . . .               80,625
    4,200      Bradley Real Estate Inc . . . . . . . . . .               58,275
    2,100      BRE Properties Inc  . . . . . . . . . . . .               69,563
    2,300      Burnham Pacific Properties Inc  . . . . . .               23,863
    7,800      Capstead Mortgage Corp  . . . . . . . . . .              176,475
    4,000      Centerpoint Properties Corp . . . . . . . .               89,000
    3,100      Chateau Properties Inc  . . . . . . . . . .               67,425
    2,400      Chelsea GCA Realty Inc  . . . . . . . . . .               66,900
    3,900      Columbus Realty Trust . . . . . . . . . . .               73,613
    8,200      Commercial Net Lease Realty Inc . . . . . .              107,625
    3,700      Crescent Real Estate Equities . . . . . . .              124,875
   12,600      CRI Liquidating Real Estate
                 Inv Trust Inc   . . . . . . . . . . . . .               45,675
    1,400      CRIIMI MAE Inc  . . . . . . . . . . . . . .               11,900
   10,200      Crown American Realty . . . . . . . . . . .               67,575
   13,400      CWM Mortgage Holdings Inc . . . . . . . . .              202,675
   16,600      Debartolo Realty Corp . . . . . . . . . . .              213,725
    5,600      Developers Diversified Realty . . . . . . .              158,200
    7,400      Duke Realty Investments Inc . . . . . . . .              205,350
    3,400      Essex Property Trust  . . . . . . . . . . .               63,325
    4,500      Excel Realty Trust Inc  . . . . . . . . . .               87,750
    2,700      Factory Stores America Inc  . . . . . . . .               46,238
    6,800      Federal Realty Investment Trust . . . . . .              149,600
    3,100      Felcor Suite Hotels Inc . . . . . . . . . .               89,900
    9,900      First Union Real Estate Equity &
                 Mortgage  . . . . . . . . . . . . . . . .               69,300
    3,800      Gables Residential Trust  . . . . . . . . .               83,600
    4,800      General Growth Properties Inc . . . . . . .               90,000
    6,700      Glimcher Realty Trust . . . . . . . . . . .              117,250
    5,800      Haagen Alexander Properties Inc . . . . . .               65,250
      500      Health Care REIT Inc  . . . . . . . . . . .                8,938
    3,392      HGI Realty Inc  . . . . . . . . . . . . . .               75,472
    1,000      Highwoods Properties Inc  . . . . . . . . .               26,375
   10,300      IRT Property Co . . . . . . . . . . . . . .               95,275
    4,900      Irvine Apartment Community Inc  . . . . . .               88,200
    3,200      JDN Realty Corp . . . . . . . . . . . . . .               65,600
    4,700      JP Realty Inc . . . . . . . . . . . . . . .               93,412
    8,500   *  Koger Equity Inc  . . . . . . . . . . . . .               80,219
    4,400      Kranzco Realty Trust  . . . . . . . . . . .               63,250
    7,900      LTC Properties  . . . . . . . . . . . . . .              117,512
    3,500      Macerich Co . . . . . . . . . . . . . . . .               69,125
    5,300      Manufactured Home Communities
                 Inc . . . . . . . . . . . . . . . . . . .               92,750
    4,400      Mark Centers Trust  . . . . . . . . . . . .               45,650
    5,400      MGI Properties  . . . . . . . . . . . . . .               85,725
    2,800      Mid America Apartment
                 Communities Inc   . . . . . . . . . . . .               63,350
    4,200      Mills Corp  . . . . . . . . . . . . . . . .               76,650
    4,500      National Golf Properties Inc  . . . . . . .               99,562
    4,900      National Health Investors Inc . . . . . . .              151,287
    5,900      Nationwide Health Properties Inc  . . . . .              234,525
    4,186      Omega Healthcare Investors  . . . . . . . .              102,034
    3,500      Pennsylvania Real Estate
                 Investment Trust  . . . . . . . . . . . .               68,250
    3,900      Post Properties Inc . . . . . . . . . . . .              117,975
      500      Price REIT Inc  . . . . . . . . . . . . . .               14,375
    4,500      Prime Residential Inc . . . . . . . . . . .               77,062
    8,900      Public Storage Inc  . . . . . . . . . . . .              160,200
    4,500      Real Estate Investment Trust of
                 California  . . . . . . . . . . . . . . .               79,875
    3,700      Regency Realty Corp . . . . . . . . . . . .               61,050
    5,500      Resource Mortgage Capital Inc . . . . . . .              109,312
    9,000      RFS Hotel Investment Inc  . . . . . . . . .              136,125
    3,300      ROC Communities Inc . . . . . . . . . . . .               73,837
   16,200   *  Rockefeller Center Properties Inc . . . . .              123,525
   15,700      RPS Realty Trust  . . . . . . . . . . . . .               68,688
    5,200      Saul Centers Inc  . . . . . . . . . . . . .               72,150
    3,700      South West Properties Trust Inc . . . . . .               46,250
    5,900      Spieker Properties Inc  . . . . . . . . . .              144,550
    3,200      Storage Trust Realty  . . . . . . . . . . .               64,400
    3,300      Storage USA Inc . . . . . . . . . . . . . .              100,237
    3,100      Sun Communities Inc . . . . . . . . . . . .               77,500
    3,400      Tanger Factory Outlet Centers Inc . . . . .               79,050
    2,300      Taubman Centers Inc . . . . . . . . . . . .               21,563
    5,600      Thornburg Mortgage Asset Corp . . . . . . .               82,600
    1,600      Town & Country Trust  . . . . . . . . . . .               19,800
    3,600      Trinet Corp Realty Trust Inc  . . . . . . .               97,200
    5,500      Tucker Properties Corp  . . . . . . . . . .               49,500
   15,800      United Dominion Realty Trust Inc  . . . . .              223,175
    4,300      Universal Health Realty Income  . . . . . .               72,025
    1,600      Urban Shopping Centers Inc  . . . . . . . .               32,800
    3,500      Walden Residential Properties Inc . . . . .               62,563
    6,500      Washington Real Estate
                 Investment Trust  . . . . . . . . . . . .              102,375
    3,300      Weeks Corp  . . . . . . . . . . . . . . . .               75,075
    4,300      Wellsford Residential Properties  . . . . .               89,762
    7,200      Western Investment Real Estate
                 Trust   . . . . . . . . . . . . . . . . .               76,500
                                                                ---------------
                                                                      7,830,877
                                                                ---------------
               RESTAURANTS - 1.25%
    7,062      Apple South Inc . . . . . . . . . . . . . .              148,302
    8,550      Applebees International Inc . . . . . . . .              237,262

================================================================================
SMALL CAP INDEX FUND - CONTINUED  November 30, 1995     STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                                                     (Unaudited)

  NUMBER                                                                MARKET
OF SHARES                                                                VALUE
--------------------------------------------------------------------------------

               RESTAURANTS - Continued
    5,600   *  Au Bon Pain Co Inc Class A  . . . . . . . .      $        51,100
    9,500   *  Buffets Inc . . . . . . . . . . . . . . . .              125,875
    6,500      CKE Restaurants Inc . . . . . . . . . . . .              112,937
   14,980   *  Flagstar Cos Inc  . . . . . . . . . . . . .               61,793
    7,000   *  Foodmaker Inc . . . . . . . . . . . . . . .               36,750
    4,000   *  Hometown Buffet Inc . . . . . . . . . . . .               43,500
    3,200   *  International Dairy Queen Inc
                 Class A   . . . . . . . . . . . . . . . .               71,200
    4,100      Landrys Seafood Restaurants Inc . . . . . .               63,550
    6,200      Lubys Cafeterias Inc  . . . . . . . . . . .              136,400
    5,400      Morrison Restaurants Inc  . . . . . . . . .               90,450
    2,400   *  Papa Johns International Inc  . . . . . . .              102,900
   14,000   *  Ryans Family Steak House  . . . . . . . . .              103,250
    2,700      Sbarro Inc  . . . . . . . . . . . . . . . .               60,413
    3,433   *  Sholodge Inc  . . . . . . . . . . . . . . .               32,184
   10,900   *  Shoneys Inc . . . . . . . . . . . . . . . .              117,175
    7,800   *  Sizzler International Inc . . . . . . . . .               30,225
    5,850   *  SONIC Corp  . . . . . . . . . . . . . . . .              128,700
    3,000      TCBY Enterprises Inc  . . . . . . . . . . .               12,750
    3,900   *  Triarc Cos Inc Class A  . . . . . . . . . .               40,950
    2,400   *  VICORP Restaurants Inc  . . . . . . . . . .               26,700
                                                                ---------------
                                                                      1,834,366
                                                                ---------------

               SAVINGS AND LOAN - 2.56%
    3,600      Albank Financial  . . . . . . . . . . . . .              107,100
    2,800      Astoria Financial Corp  . . . . . . . . . .              121,800
    7,212      Bankers Corp  . . . . . . . . . . . . . . .              123,055
    3,700      Bay View Capital Corp . . . . . . . . . . .              105,450
    5,000      Bell Bancorp  . . . . . . . . . . . . . . .              161,250
    3,250      Boston Bancorp  . . . . . . . . . . . . . .              119,844
    2,375      C S F Holdings Inc  . . . . . . . . . . . .               93,219
   16,720   *  California Federal Bank   . . . . . . . . .              254,980
    1,672   *  California Federal Bank (Goodwill
                 Certificate)  . . . . . . . . . . . . . .                8,360
   13,390      Charter One Financial Inc . . . . . . . . .              428,480
    2,000      CitFed Bancorp Inc  . . . . . . . . . . . .               68,500
    7,400   *  Coast Savings Financial Inc . . . . . . . .              221,075
        7   *  Dime Bancorp Inc  . . . . . . . . . . . . .                   79
    1,700      Downey Financial Corp . . . . . . . . . . .               38,675
    2,100      Financial Trust Corp  . . . . . . . . . . .               65,100
    1,600      Firstfed Financial Corp . . . . . . . . . .               24,600
   15,892   *  Glendale Federal Bank FSB . . . . . . . . .              256,258
    3,600   *  Greater New York Savings Bank . . . . . . .               42,300
    3,000      JSB Financial Inc . . . . . . . . . . . . .               96,750
    4,500      Long Island Bancorp Inc . . . . . . . . . .              115,875
    3,900      Loyola Capital Corp . . . . . . . . . . . .              146,250
    3,700      Nova Scotia Bancorp Inc . . . . . . . . . .              144,069
    2,000      Peoples Bank of Bridgeport
                 Connecticut . . . . . . . . . . . . . . .               42,250
    6,500      Peoples Heritage Financial Group  . . . . .              136,500
    3,580      Provident Bankshares Corp . . . . . . . . .              109,190
    1,100      Queens County Bancorp . . . . . . . . . . .               44,275
    6,600      RCSB Financial Inc  . . . . . . . . . . . .              157,575
      200      RS Financial Corp . . . . . . . . . . . . .                7,825
    2,700      Security Capital Corp . . . . . . . . . . .              159,300
   11,143      Sovereign Bancorp Inc . . . . . . . . . . .              117,001
    4,600      St Francis Capital Corp . . . . . . . . . .              106,950
    2,400      T R Financial Corp  . . . . . . . . . . . .               60,000
    3,300      Webster Financial Corp  . . . . . . . . . .               85,800
                                                                ---------------
                                                                      3,769,735
                                                                ---------------

               SECURITIES RELATED - 0.88%
    3,100      Alex Brown Inc  . . . . . . . . . . . . . .              142,600
    2,650      BHC Financial Inc . . . . . . . . . . . . .               49,356
    3,700      Enhance Financial Services Group
                 Inc   . . . . . . . . . . . . . . . . . .               89,263
    4,700      Financial Security Assurance
                 Holdings Ltd  . . . . . . . . . . . . . .              122,787
      800      Intermediate Regional Financial
                 Group Inc   . . . . . . . . . . . . . . .               31,500
    1,036   *  Investors Financial Services Corp . . . . .               20,195
      199   *  Investors Financial Services Corp
                 Class A   . . . . . . . . . . . . . . . .                3,882
    1,300      Jefferies Group Inc . . . . . . . . . . . .               55,250
    3,250      Legg Mason Inc  . . . . . . . . . . . . . .               96,687
    1,206      Liberty Financial Cos Inc . . . . . . . . .               35,276
      900      McDonald Co Investments Inc . . . . . . . .               15,750
    8,100      Morgan Keegan Inc . . . . . . . . . . . . .              100,237
    5,600      Pioneer Group Inc . . . . . . . . . . . . .              148,400
    4,400      Piper Jaffray Cos Inc . . . . . . . . . . .               56,100
    4,821      Quick & Reilly Group Inc  . . . . . . . . .              122,333
    3,600      Raymond James Financial Inc . . . . . . . .               81,450
    3,983      Waterhouse Investor Services Inc  . . . . .               78,664
    1,400   *  White River Corp  . . . . . . . . . . . . .               48,300
                                                                ---------------
                                                                      1,298,030
                                                                ---------------

               SEMICONDUCTORS - 1.30%
    7,100   *  Actel Corp  . . . . . . . . . . . . . . . .               94,075
    6,200   *  Brooktree Corp  . . . . . . . . . . . . . .               81,375
    5,100   *  Burr Brown  . . . . . . . . . . . . . . . .              146,625
    5,750   *  Credence Systems Corp . . . . . . . . . . .              171,062
    3,300   *  Cree Research Inc . . . . . . . . . . . . .               61,050
    8,300      Dallas Semiconductor Corp . . . . . . . . .              178,450
    3,100   *  Electroglas Inc . . . . . . . . . . . . . .              184,450
    3,800   *  Epic Design Technology Inc  . . . . . . . .               80,750
    3,800   *  FSI International Inc . . . . . . . . . . .               76,950
    1,900   *  Fusion Systems Corp . . . . . . . . . . . .               59,375
    5,400   *  International Rectifier Corp  . . . . . . .              267,975
    5,000   *  Level One Communications Inc  . . . . . . .              105,000
    3,400   *  Quickturn Design Systems Inc  . . . . . . .               34,850
    1,700   *  SDL Inc . . . . . . . . . . . . . . . . . .               38,250
    4,500   *  Unitrode Corp . . . . . . . . . . . . . . .              128,813
    5,850   *  Zilog Inc . . . . . . . . . . . . . . . . .              204,019
                                                                ---------------
                                                                      1,913,069
                                                                ---------------

               TELECOMMUNICATIONS - 2.36%
    1,400      ABM Industries Inc  . . . . . . . . . . . .               39,375
       50      AGCO Corp . . . . . . . . . . . . . . . . .                2,156
    6,100   *  Apertus Technologies Inc  . . . . . . . . .               61,000
    4,100   *  Arch Communications Group Inc . . . . . . .              103,012
    6,000   *  Aspect Telecommunication Corp . . . . . . .              204,000
    3,600   *  BroadBand Technologies Inc  . . . . . . . .               63,000
    3,400   *  Cellular Communications
                 International   . . . . . . . . . . . . .              117,300

================================================================================
SMALL CAP INDEX FUND - CONTINUED  November 30, 1995     STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                                                     (Unaudited)

  NUMBER                                                                MARKET
OF SHARES                                                               VALUE
--------------------------------------------------------------------------------
               TELECOMMUNICATIONS - Continued
    3,700   *  Cellular Communications of
                 Puerto Rico Inc . . . . . . . . . . . . .      $        98,975
    4,190   *  Cellular Technical Services Inc . . . . . .               91,394
    4,800   *  Centennial Cellular Corp Class A  . . . . .               91,200
    2,100   *  Checkpoint Systems Inc  . . . . . . . . . .               64,838
    3,800   *  CIDCO Inc . . . . . . . . . . . . . . . . .              100,700
    2,600   *  Coherent Inc  . . . . . . . . . . . . . . .               39,650
    4,900   *  CommNet Cellular Inc  . . . . . . . . . . .              132,912
    4,400      Communications Systems  . . . . . . . . . .               71,500
    7,300   *  Compression Laboratories Inc  . . . . . . .               53,838
    5,300   *  Crosscomm Corp  . . . . . . . . . . . . . .               64,925
    5,100   *  Digi International Inc  . . . . . . . . . .              118,575
    1,500      Harmon Industries Inc . . . . . . . . . . .               25,875
    9,066   *  International CableTel Inc  . . . . . . . .              234,583
    5,400   *  Intervoice Inc  . . . . . . . . . . . . . .              118,125
    3,100   *  IPC Information Systems Inc . . . . . . . .               44,950
    3,100   *  Itron Inc . . . . . . . . . . . . . . . . .               87,575
    3,800   *  Metricom Inc  . . . . . . . . . . . . . . .               59,850
    2,794   *  Millicom International Cellular . . . . . .               85,217
    7,340   *  Octel Communications Corp . . . . . . . . .              241,302
    1,900   *  Pairgain Technologies Inc . . . . . . . . .               95,712
    9,600   *  Picturetel Corp . . . . . . . . . . . . . .              374,400
    3,900   *  Plantronics Inc . . . . . . . . . . . . . .              138,450
    4,250   *  PriCellular Corp Class A  . . . . . . . . .               54,188
    3,200   *  Sanmina Corp  . . . . . . . . . . . . . . .              165,200
    4,700   *  Symmetricom Inc . . . . . . . . . . . . . .               71,088
    4,000   *  T Netix Inc . . . . . . . . . . . . . . . .               41,000
    5,300   *  U S Long Distance Corp  . . . . . . . . . .               69,563
    2,900   *  Xpedite Systems Inc . . . . . . . . . . . .               42,775
                                                                ---------------
                                                                      3,468,203
                                                                ---------------

               TEXTILE - PRODUCTS - 0.58%
   13,600   *  Burlington Industries Inc . . . . . . . . .              181,900
    5,000   *  Cone Mills Corp . . . . . . . . . . . . . .               56,250
    3,100      Delta Woodside Industries Inc . . . . . . .               20,150
      600   *  Fabri Centers of America Inc
                 Class A . . . . . . . . . . . . . . . . .                8,775
      600   *  Fabri Centers of America Inc
                 Class B . . . . . . . . . . . . . . . . .                7,125
    3,600   *  Fieldcrest Cannon Inc . . . . . . . . . . .               72,450
    4,050      G & K Services Class A  . . . . . . . . . .               94,162
    3,100   *  Galey & Lord Inc  . . . . . . . . . . . . .               32,163
    2,900      Guilford Mills Inc  . . . . . . . . . . . .               66,700
    2,300   *  Lydall Incorporated . . . . . . . . . . . .               60,087
    5,200   *  Mohawk Industries Inc . . . . . . . . . . .               92,300
    4,500   *  Norton McNaughton Inc . . . . . . . . . . .               60,750
    5,600   *  Westpoint Stevens Inc Class A . . . . . . .              100,800
                                                                ---------------
                                                                        853,612
                                                                ---------------

               TOBACCO - 0.13%
   10,400      DiMon Inc . . . . . . . . . . . . . . . . .              179,400
    1,570   *  Standard Commercial Corp  . . . . . . . . .               18,246
                                                                ---------------
                                                                        197,646
                                                                ---------------

               TRUCKERS - 0.61%
    6,300   *  American Freightways Corp . . . . . . . . .               85,838
    7,350      Arnold Industries Inc . . . . . . . . . . .              135,975
      221      Frozen Food Express Industries
                 Inc . . . . . . . . . . . . . . . . . . .                2,044
      707   *  Heartland Express Inc . . . . . . . . . . .               21,298
      800   *  Knight Transportation Inc . . . . . . . . .               11,500
    4,200   *  Landstar Systems Inc  . . . . . . . . . . .              108,150
    3,200      MS Carriers Inc . . . . . . . . . . . . . .               61,600
   16,375      Rollins Truck Leasing Corp  . . . . . . . .              163,750
    5,700   *  Swift Transportation Co Inc . . . . . . . .               95,475
    4,900      TNT Freightways Corp  . . . . . . . . . . .               96,775
    4,500   *  United States Xpress
                 Enterprises Inc Class A   . . . . . . . .               33,188
      800      Werner Enterprises Inc  . . . . . . . . . .               17,000
    5,900   *  Yellow Corp . . . . . . . . . . . . . . . .               70,800
                                                                ---------------
                                                                        903,393
                                                                ---------------

               UTILITIES - COMMUNICATION - 0.25%
    3,500   *  C-TEC Corp  . . . . . . . . . . . . . . . .              101,500
    9,600      Lincoln Telecommunications Co . . . . . . .              187,200
    3,300      PXRE Corp . . . . . . . . . . . . . . . . .               80,025
                                                                ---------------
                                                                        368,725
                                                                ---------------

               UTILITIES - ELECTRIC - 1.61%
    2,700      Black Hills Corp  . . . . . . . . . . . . .               66,825
    5,900      Central Louisiana Electric Co . . . . . . .              151,188
    6,250      Central Vermont Public Service
                 Corp  . . . . . . . . . . . . . . . . . .               84,375
    5,500      Cilcorp Inc . . . . . . . . . . . . . . . .              226,187
    4,300      Commonwealth Energy Systems . . . . . . . .              193,500
    5,200      Eastern Utilities Associates  . . . . . . .              119,600
      800      Empire District Electric Co . . . . . . . .               15,400
    1,400      Green Mountain Power Corp . . . . . . . . .               38,675
    8,200      Indiana Energy Inc  . . . . . . . . . . . .              194,750
    5,300      Interstate Power Co . . . . . . . . . . . .              164,962
    1,750      Madison Gas & Electric Co . . . . . . . . .               57,969
    7,791      MidAmerican Energy Co . . . . . . . . . . .              129,525
    4,575      Otter Tail Power Co . . . . . . . . . . . .              160,125
   16,200   *  Public Service Co of New Mexico . . . . . .              285,525
    2,200   *  Sithe Energies Inc  . . . . . . . . . . . .               14,025
    2,200      Southern Indiana Gas & Electric Co  . . . .               73,425
      400      St Joseph Light & Power Co  . . . . . . . .               12,550
    4,500      TNP Enterprises Inc . . . . . . . . . . . .               82,688
   53,600   *  Tuscon Electric Power Co  . . . . . . . . .              160,800
    3,500      United Illuminating Co  . . . . . . . . . .              130,375
                                                                ---------------
                                                                      2,362,469
                                                                ---------------

               UTILITIES - GAS, DISTRIBUTION - 0.66%
    1,000      Colonial Gas Co . . . . . . . . . . . . . .               21,250
    1,800      Connecticut Energy Corp . . . . . . . . . .               36,225
    1,200      Connecticut Natural Gas Corp  . . . . . . .               27,750
    4,100      Energen Corp  . . . . . . . . . . . . . . .               95,325
    3,720      NGC Corp  . . . . . . . . . . . . . . . . .               33,015
    3,800      Northwest Natural Gas Co  . . . . . . . . .              127,300
    1,200      NUI Corp  . . . . . . . . . . . . . . . . .               19,800
    7,400      Piedmont Natural Gas Inc  . . . . . . . . .              173,900
    4,800      Public Service Co of North Carolina
                 Inc   . . . . . . . . . . . . . . . . . .               78,600
      714      South Jersey Industries Inc . . . . . . . .               15,262

===============================================================================
SMALL CAP INDEX FUND - CONTINUED  November 30, 1995    STATEMENT OF NET ASSETS
-------------------------------------------------------------------------------
                                                                    (Unaudited)

  NUMBER                                                                MARKET
OF SHARES                                                               VALUE
-------------------------------------------------------------------------------
               UTILITIES - GAS, DISTRIBUTION - Continued
    7,800      Southwestern Energy Co  . . . . . . . . . .      $       101,400
   10,500      Washington Energy Co  . . . . . . . . . . .              192,937
       27      World Fuel Services Corp. . . . . . . . . .                  385
    2,150      Yankee Energy Systems Inc . . . . . . . . .               49,719
                                                                ---------------
                                                                        972,868
                                                                ---------------

               UTILITIES - GAS, PIPELINE - 0.16%
    9,900      ONEOK Inc . . . . . . . . . . . . . . . . .              232,650
       68      Williams Cos Inc  . . . . . . . . . . . . .                2,856
                                                                ---------------
                                                                        235,506
                                                                ---------------

               UTILITIES - MISCELLANEOUS - 0.70%
    5,200      Central Hudson Gas & Electric
                 Corp  . . . . . . . . . . . . . . . . . .              157,950
   11,176   *  Citizens Utilities Co Class B . . . . . . .              139,700
    4,800      IES Industries Inc  . . . . . . . . . . . .              133,200
    4,650      MDU Resources Group Inc . . . . . . . . . .               93,581
      400      Northwestern Public Service Co  . . . . . .               10,700
    3,600      Orange & Rockland Utilities Inc . . . . . .              127,350
    7,700      Sierra Pacific Resources  . . . . . . . . .              178,063
    2,900      Trigen Energy Corp  . . . . . . . . . . . .               54,375
    4,100      WPS Resources Corp  . . . . . . . . . . . .              130,175
                                                                ---------------
                                                                      1,025,094
                                                                ---------------

               WATER SERVICES - 0.34%
    3,000      Aquarion Co . . . . . . . . . . . . . . . .               70,125
      400      California Water Service Co . . . . . . . .               13,300
    1,200      Consumers Water Co  . . . . . . . . . . . .               21,300
    1,300      E Town Corp . . . . . . . . . . . . . . . .               38,188
    1,050      IWC Resources Corp  . . . . . . . . . . . .               21,000
    2,100      Philadelphia Suburban Corp  . . . . . . . .               40,425
    2,400      SJW Corp  . . . . . . . . . . . . . . . . .               83,400
    5,750      Southern California Water Co  . . . . . . .              108,531
    8,400      United Water Resources Inc  . . . . . . . .              101,850
                                                                ---------------
                                                                        498,119
                                                                ---------------

               TOTAL COMMON STOCKS
               (Cost $121,833,927) . . . . . . . . . . . .          142,320,854
                                                                ---------------

    PAR
   VALUE
------------
               CORPORATE SHORT TERM
               COMMERCIAL PAPER - 3.08%

               CONSUMER FINANCE - 0.76%
$  1,121,000   Beneficial Corp,
                 5.77% due 12/4/95 . . . . . . . . . . . .            1,120,461
                                                                ---------------

               SECURITIES RELATED - 2.32%
   3,417,000   Merrill Lynch & Co Inc,
                 5.82% due 12/1/95 . . . . . . . . . . . .            3,417,000
                                                                ---------------

               TOTAL CORPORATE SHORT
               TERM COMMERCIAL PAPER
               (Cost $4,537,461) . . . . . . . . . . . . .            4,537,461
                                                                ---------------

               UNITED STATES GOVERNMENT -
               SHORT TERM - 0.14%
$    200,000   United States Treasury Bills,
                 5.645% due 12/21/95
                 (Cost $199,373) . . . . . . . . . . . . .              199,373
                                                                ---------------

               TOTAL INVESTMENTS
               (Cost $126,570,761) - 99.95%  . . . . . . .          147,057,688
               Other assets and liabilities,
                 net - 0.05%   . . . . . . . . . . . . . .               77,963
                                                                ---------------

               NET ASSETS (equivalent
                 to $14.22 per share on
                 10,350,560 shares
                 outstanding) - 100%   . . . . . . . . . .      $   147,135,651
                                                                ===============
            *  Non-income producing

                                                                  UNREALIZED
                                                                 APPRECIATION
   CONTRACTS                                                    (DEPRECIATION)
-------------------------------------------------------------------------------
               FUTURES CONTRACTS PURCHASED(1)
               (Delivery month/Value at 11/30/95)
       31 (2)  Russell 2000 Index Futures
                 (December/$309.25)  . . . . . . . . . . .      $        15,250
        2 (2)  Russell 2000 Index Futures
                 (March/$313.40) . . . . . . . . . . . . .                 (975)
                                                                ---------------
                                                                $        14,275
                                                                ===============

          (1) U.S. Treasury Bills with a market value of approximately $200,000 were maintained in a segregated account with a portion placed as collateral for futures contracts.
          (2) Per 500.

NET ASSETS REPRESENTED BY:
Capital stock, $.01 par value per share,
  1,000,000,000 shares authorized,
  10,350,560 shares outstanding . . . . . . . . . . . . . .     $       103,506
Additional paid in capital  . . . . . . . . . . . . . . . .         117,803,896
Undistributed net realized gain on securities . . . . . . .           8,696,968
Undistributed net investment income . . . . . . . . . . . .              30,079
Unrealized appreciation of:
  Investments . . . . . . . . . . $   20,486,92
  Futures   . . . . . . . . . . .        14,275                      20,501,202
                                  -------------                 ---------------
NET ASSETS APPLICABLE TO SHARES
  OUTSTANDING . . . . . . . . . . . . . . . . . . . . . . .     $   147,135,651
                                                                ===============

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
SMALL CAP INDEX FUND                                       FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                                                                     (Unaudited)

STATEMENT OF OPERATIONS
For the six months ended November 30, 1995

INVESTMENT INCOME:
Dividends . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $    1,014,398
Interest  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           250,771
                                                                             --------------
   Total investment income  . . . . . . . . . . . . . . . . . . . . . . .         1,265,169
                                                                             --------------
EXPENSES:
Advisory fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           246,950
Custodian and accounting services . . . . . . . . . . . . . . . . . . . .            29,376
Reports to shareholders . . . . . . . . . . . . . . . . . . . . . . . . .             7,839
Audit fees  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             2,724
Directors' fees and expenses  . . . . . . . . . . . . . . . . . . . . . .             2,842
Miscellaneous . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             2,970
                                                                             --------------
   Total expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . .           292,701
                                                                             --------------
NET INVESTMENT INCOME . . . . . . . . . . . . . . . . . . . . . . . . . .           972,468
                                                                             --------------
REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES:
Net realized gain on:
   Investments  . . . . . . . . . . . . . . . . . . . .    $     5,339,372
   Futures contracts  . . . . . . . . . . . . . . . . .            566,375        5,905,747
                                                           ---------------
Net unrealized appreciation (depreciation) during the year:
   Investments  . . . . . . . . . . . . . . . . . . . .         11,841,185
   Futures contracts  . . . . . . . . . . . . . . . . .            (16,900)      11,824,285
                                                           ---------------   --------------
     Net realized and unrealized gain on securities during the period   .        17,730,032
                                                                             --------------
INCREASE IN NET ASSETS RESULTING  FROM OPERATIONS . . . . . . . . . . . .    $   18,702,500
                                                                             --------------


STATEMENT OF CHANGES IN NET ASSETS

                                                              For the six     For the fiscal
                                                              months ended      year ended
                                                           November 30, 1995   May 31, 1995
                                                           --------------------------------
OPERATIONS:
Net investment income . . . . . . . . . . . . . . . . .    $       972,468   $    1,728,509
Net realized gain on securities . . . . . . . . . . . .          5,905,747        2,796,349
Net unrealized appreciation of securities during
   the period . . . . . . . . . . . . . . . . . . . . .         11,824,285        7,291,771
                                                           --------------------------------
   Increase in net assets resulting from operations . .         18,702,500       11,816,629
                                                           --------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income . . . . . . . . . . . . . . . . .           (957,791)      (1,724,116)
                                                           --------------------------------
CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold  . . . . . . . . . . .         11,303,905       27,773,025
Proceeds from capital stock issued for
   distributions reinvested . . . . . . . . . . . . . .            957,791        1,724,116
                                                           --------------------------------
                                                                12,261,696       29,497,141
Cost of capital stock repurchased . . . . . . . . . . .         (9,437,859)     (21,072,208)
                                                           --------------------------------
   Increase in net assets resulting from capital
   stock transactions . . . . . . . . . . . . . . . . .          2,823,837        8,424,933
                                                           --------------------------------
TOTAL INCREASE IN NET ASSETS  . . . . . . . . . . . . .         20,568,546       18,517,446
NET ASSETS:
Beginning of period . . . . . . . . . . . . . . . . . .        126,567,105      108,049,659
                                                           --------------------------------
End of period (including undistributed net
   investment income of $30,079 and $15,402)  . . . . .    $   147,135,651   $  126,567,105
                                                           --------------------------------
CHANGE IN SHARES OUTSTANDING:
Shares of capital stock sold  . . . . . . . . . . . . .            825,243        2,410,176
Shares issued for distributions reinvested  . . . . . .             69,094          147,801
Shares of capital stock repurchased   . . . . . . . . .           (680,033)      (1,802,417)
                                                           --------------------------------
   Increase in shares outstanding . . . . . . . . . . .            214,304          755,560
Shares outstanding:
   Beginning of period  . . . . . . . . . . . . . . . .         10,136,256        9,380,696
                                                           --------------------------------
   End of period  . . . . . . . . . . . . . . . . . . .         10,350,560       10,136,256
                                                           --------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
INTERNATIONAL EQUITIES FUND       November 30, 1995     STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                                                     (Unaudited)

 NUMBER                                                                MARKET
OF SHARES                                                               VALUE
--------------------------------------------------------------------------------
                COMMON STOCKS - 99.10%

                ADVERTISING - 0.14%
     3,000      Euro RSCG Worldwide  . . .  . . . . . . . .      $       273,099
                                                                 ---------------
                AIRLINES - 0.55%
     4,100      British Airways Plc - ADR . . . . . . . . .              288,537
    20,000      Japan Air Lines Co Ltd  . . . . . . . . . .              127,961
     5,000      Lufthansa AG  . . . . . . . . . . . . . . .              663,763
                                                                 ---------------
                                                                       1,080,261
                                                                 ---------------
                APPAREL & PRODUCTS - 0.48%
     4,000      Hennes & Mauritz Series B . . . . . . . . .              248,646
    20,000      Onward Kashiyama  . . . . . . . . . . . . .              298,771
   163,039      Pacific Dunlop Ltd  . . . . . . . . . . . .              389,629
                                                                 ---------------
                                                                         937,046
                                                                 ---------------
                APPLIANCES/FURNISHINGS - 1.83%
    50,000      Brother Industries  . . . . . . . . . . . .              250,123
    22,000      Matsushita Electric Industrial Ltd  . . . .              326,486
     4,200      Matsushita Electric Industrial
                  Ltd - ADR   . . . . . . . . . . . . . . .              617,400
    15,000   *  Philips Electronic  . . . . . . . . . . . .              590,070
   133,000      Sanyo Electric Co Ltd . . . . . . . . . . .              692,776
     3,400      Sanyo Electric Co Ltd - ADR . . . . . . . .               88,400
    20,000      Sharp Corp  . . . . . . . . . . . . . . . .              283,047
    13,970      Sony Corp - ADR . . . . . . . . . . . . . .              752,634
                                                                 ---------------
                                                                       3,600,936
                                                                 ---------------
                AUTO - CARS - 4.02%
    27,500      Daimler Benz AG - ADR . . . . . . . . . . .            1,361,250
   100,000      Fiat SPA  . . . . . . . . . . . . . . . . .              302,032
    15,000      Fiat SPA - ADR  . . . . . . . . . . . . . .              223,125
    25,000      Honda Motor Co Ltd - ADR  . . . . . . . . .              903,125
    35,000      Nissan Motor Co Ltd . . . . . . . . . . . .              257,641
    18,000      Nissan Motor Co Ltd - ADR . . . . . . . . .              267,750
       500      Peugeot Citroen SA  . . . . . . . . . . . .               64,623
    13,200      Peugeot Citroen SA - ADR  . . . . . . . . .              427,449
     1,250   *  Porsche AG  . . . . . . . . . . . . . . . .              582,521
    98,000      Toyota Motor Corp . . . . . . . . . . . . .            1,935,921
    23,519      Toyota Motor Corp - ADR . . . . . . . . . .              926,061
    32,000      Volvo AB  . . . . . . . . . . . . . . . . .              663,870
                                                                 ---------------
                                                                       7,915,368
                                                                 ---------------
                AUTO - REPLACEMENT PARTS - 0.96%
    36,000      Bridgestone Corp  . . . . . . . . . . . . .              530,712
     1,600      Bridgestone Corp - ADR  . . . . . . . . . .              236,383
    10,000      Michelin (CGDE) Class B . . . . . . . . . .              406,372
     5,550      Nippondenso Ltd - ADR . . . . . . . . . . .              411,070
     2,000   *  Phoenix AG  . . . . . . . . . . . . . . . .              301,459
                                                                 ---------------
                                                                       1,885,996
                                                                 ---------------
                BANKS - OTHER - 16.37%
    14,688      ABN Amro Holdings NV  . . . . . . . . . . .              653,989
    30,000      Ammb Holdings BHD . . . . . . . . . . . . .              310,406
    50,000      Asahi Bank Ltd  . . . . . . . . . . . . . .              579,853
     6,190      Asahi Bank Ltd - ADR  . . . . . . . . . . .              719,412
    10,700      Banco de Santander - ADR  . . . . . . . . .              493,538
    45,000      Bank of Tokyo Ltd . . . . . . . . . . . . .              734,152
     4,180      Bank of Tokyo Ltd - ADR . . . . . . . . . .              683,423
    68,000      Bank of Yokohama Ltd  . . . . . . . . . . .              504,570
     2,296      Bank of Yokohama Ltd - ADR  . . . . . . . .              170,735
    36,000      Barclays Plc  . . . . . . . . . . . . . . .              433,742
    15,840      Barclays Plc - ADR  . . . . . . . . . . . .              756,360
    10,000      BCO Santander SA  . . . . . . . . . . . . .              466,513
    40,000      Chiba Bank  . . . . . . . . . . . . . . . .              351,843
   275,000      Credito Italiano  . . . . . . . . . . . . .              283,225
   107,000      Dai Ichi Kangyo Bank Ltd  . . . . . . . . .            1,998,034
   200,000   *  DCB Holdings BHD  . . . . . . . . . . . . .              528,183
    50,000   *  DCB Holdings BHD (Warrants) . . . . . . . .               45,723
    13,300   *  Den Danske Bank AF 1871 - ADR . . . . . . .              900,923
    42,500      Deutsche Bank AG - ADR  . . . . . . . . . .            1,995,247
    10,000      Development Bank Singapore  . . . . . . . .              116,980
    13,625      Development Bank
                  Singapore - ADR . . . . . . . . . . . . .              637,527
    10,000   *  Dresdner Bank AG  . . . . . . . . . . . . .              267,925
    52,000   *  Dresdner Bank AG - ADR  . . . . . . . . . .            1,394,229
    60,000      Fuji Bank Ltd . . . . . . . . . . . . . . .            1,250,123
     6,830      Fuji Bank Ltd - ADR . . . . . . . . . . . .            1,426,140
     8,180      HSBC Holdings Plc - ADR . . . . . . . . . .            1,205,563
    53,000      Industrial Bank of Japan Ltd  . . . . . . .            1,520,983
     1,280      Industrial Bank of Japan Ltd - ADR  . . . .              368,127
    13,500      Istituto Mobiliare Italiano - ADR . . . . .              231,188
    48,000      Joyo Bank Ltd . . . . . . . . . . . . . . .              364,658
   100,300      Lloyds Bank . . . . . . . . . . . . . . . .            1,332,829
    60,000      Mitsui Trust & Banking Co Ltd . . . . . . .              562,555
    27,035      National Australia Bank . . . . . . . . . .              235,558
     9,319      National Australia Bank - ADR . . . . . . .              411,201
    10,000      National Westminster Bank Plc . . . . . . .              102,342
     9,100      National Westminster
                  Bank Plc - ADR  . . . . . . . . . . . . .              558,513
    98,000      Sakura Bank Ltd . . . . . . . . . . . . . .            1,059,459
     3,290      Sakura Bank Ltd - ADR . . . . . . . . . . .              356,446
     1,800      SCHW Bankgesellsch  . . . . . . . . . . . .            1,880,391
    30,000      Shizuoka Bank Ltd . . . . . . . . . . . . .              380,344
    89,000      Sumitomo Bank Ltd . . . . . . . . . . . . .            1,714,398
     3,410      Sumitomo Bank Ltd - ADR . . . . . . . . . .              658,288
    46,000      Tokai Bank Ltd  . . . . . . . . . . . . . .              560,590
     2,225      Tokai Bank Ltd - ADR  . . . . . . . . . . .              543,484
    10,000      Tokyo Trust & Banking . . . . . . . . . . .               77,936
    21,300      Westpac Banking Corp - ADR  . . . . . . . .              439,313
                                                                 ---------------
                                                                      32,266,961
                                                                 ---------------
                BEVERAGE - BREWERS/
                DISTRIBUTORS - 1.66%
    58,800      Bass Plc Co . . . . . . . . . . . . . . . .              620,677
    96,100      Guinness Plc  . . . . . . . . . . . . . . .              679,703
    16,000      Kirin Brewery Ltd . . . . . . . . . . . . .              169,828
     4,995      Kirin Brewery Ltd - ADR . . . . . . . . . .              539,460
    12,000      LVMH Moet Hennessy Louis - ADR  . . . . . .              460,500
    45,000      Sapporo Breweries . . . . . . . . . . . . .              392,727
    40,000      Whitbread . . . . . . . . . . . . . . . . .              408,451
                                                                 ---------------
                                                                       3,271,346
                                                                 ---------------
                BUILDING MATERIALS - 3.20%
    20,000      Asahi Glass Co  . . . . . . . . . . . . . .              220,147
     5,400      Asahi Glass Co - ADR  . . . . . . . . . . .              595,685

================================================================================
INTERNATIONAL EQUITIES FUND-CONTINUED  November 30, 1995 STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                                                     (Unaudited)

 NUMBER                                                                MARKET
OF SHARES                                                               VALUE
--------------------------------------------------------------------------------
                BUILDING MATERIALS - Continued
    30,191      CRH . . . . . . . . . . . . . . . . . . . .      $       211,790
     4,700      Glaverbel . . . . . . . . . . . . . . . . .              516,953
     1,025      Holderbank Finance Glarus . . . . . . . . .              763,845
     5,564      Imetal  . . . . . . . . . . . . . . . . . .              646,653
    40,000      Inax Corp . . . . . . . . . . . . . . . . .              381,327
     4,000   *  Lafarge . . . . . . . . . . . . . . . . . .              254,083
    78,315      Redland Plc . . . . . . . . . . . . . . . .              457,997
    24,642      Redland Plc - ADR . . . . . . . . . . . . .              143,596
     2,400      Taisei Construction Ltd - ADR . . . . . . .              156,958
   110,000      Taisei Corp . . . . . . . . . . . . . . . .              717,838
    15,000      Tostem Corp . . . . . . . . . . . . . . . .              457,002
    24,000      Toto Ltd  . . . . . . . . . . . . . . . . .              325,504
       525      Toto Ltd - ADR  . . . . . . . . . . . . . .               71,358
    38,000   *  Uralita SA  . . . . . . . . . . . . . . . .              385,380
                                                                 ---------------
                                                                       6,306,116
                                                                 ---------------

                CHEMICAL - MAJOR - 1.17%
     2,000   *  Ciba Geigy AG . . . . . . . . . . . . . . .            1,783,071
    40,000      Sekisui Chemical  . . . . . . . . . . . . .              514,988
                                                                 ---------------
                                                                       2,298,059
                                                                 ---------------

                CHEMICAL - MISCELLANEOUS - 3.37%
    24,867      Air Liquide - ADR . . . . . . . . . . . . .              802,008
     5,100      Akzo Nobel N V - ADR  . . . . . . . . . . .              289,425
     8,500      Asahi Chemical Co Ltd - ADR . . . . . . . .              636,265
     2,500   *  BASF AG . . . . . . . . . . . . . . . . . .              547,950
     1,000   *  Bayer A G . . . . . . . . . . . . . . . . .              260,181
    18,000   *  Bayer A G - ADR . . . . . . . . . . . . . .              468,666
    41,336      BOC Group . . . . . . . . . . . . . . . . .              556,568
    11,000      Imperial Chemical
                  Industries Plc - ADR  . . . . . . . . . .              514,250
    20,000      Mitsubishi Chemical Corp  . . . . . . . . .               97,494
     8,040      Mitsubishi Chemical Corp - ADR  . . . . . .              392,773
    56,515   *  Montedison S P A - ADR  . . . . . . . . . .              346,154
   195,000      Nylex (Malaysia) BHD  . . . . . . . . . . .              584,155
    22,000      Shin Etsu Chemical Co . . . . . . . . . . .              454,054
    50,000      Toray Industries Inc  . . . . . . . . . . .              325,307
     5,500      Toray Industries Inc - ADR  . . . . . . . .              358,613
                                                                 ---------------
                                                                       6,633,863
                                                                 ---------------
                CONGLOMERATES - 3.92%
   100,000      BET . . . . . . . . . . . . . . . . . . . .              192,897
    27,195      Broken Hill Proprietary Ltd - ADR . . . . .            1,478,728
    41,825      BTR Plc . . . . . . . . . . . . . . . . . .              214,183
    37,426      BTR Plc - ADR . . . . . . . . . . . . . . .              765,912
    57,800      Hanson Plc - ADR  . . . . . . . . . . . . .              881,450
     3,300      Itochu Corp - ADR . . . . . . . . . . . . .              219,393
    57,000      Keppel Corp Ltd . . . . . . . . . . . . . .              468,770
    21,500      Keppel Corp Ltd - ADR . . . . . . . . . . .              353,623
    18,000      Lagardere Groupe  . . . . . . . . . . . . .              350,225
    70,000      Marubeni Corp . . . . . . . . . . . . . . .              371,499
     3,200      Marubeni Corp - ADR . . . . . . . . . . . .              170,196
    27,000      Mitsubishi Corp . . . . . . . . . . . . . .              323,735
    50,000      Mitsui & Co Ltd . . . . . . . . . . . . . .              423,587
     2,200      Mitsui & Co Ltd - ADR . . . . . . . . . . .              370,700
    60,000      Sime Darby Holdings Ltd . . . . . . . . . .              154,907
   194,400      Sime Darby Holdings Ltd - ADR . . . . . . .              502,077
   100,763      Tomkins . . . . . . . . . . . . . . . . . .              407,248
   200,000   *  Trafalgar House . . . . . . . . . . . . . .               73,484
                                                                 ---------------
                                                                       7,722,614
                                                                 ---------------

                CONSUMER FINANCE - 0.17%
    52,000      Nippon Shinpan Co . . . . . . . . . . . . .              341,897
                                                                 ---------------

                COSMETICS/TOILETRIES - 0.66%
     1,000      Loreal Co . . . . . . . . . . . . . . . . .              247,671
    14,000      Loreal Co - ADR . . . . . . . . . . . . . .              695,002
    34,490      Shiseido Co Ltd - ADR . . . . . . . . . . .              366,877
                                                                 ---------------
                                                                       1,309,550
                                                                 ---------------

                DRUGS - 5.68%
    30,000      Astra AB Series A . . . . . . . . . . . . .            1,118,908
     1,800      Banyu Pharmaceutical
                  Co Ltd - ADR  . . . . . . . . . . . . . .              411,307
     3,158      Eisai Co Ltd - ADR  . . . . . . . . . . . .              556,763
    70,400      Glaxo Wellcome Plc - ADR  . . . . . . . . .            1,883,200
    30,000      Kaken Pharmmaceutical Co Ltd  . . . . . . .              256,511
     7,000      Kissei Pharmaceutical Co  . . . . . . . . .              191,941
       500      Roche Holdings AG . . . . . . . . . . . . .            3,777,116
    27,000      Sankyo Co . . . . . . . . . . . . . . . . .              602,359
    75,961      Smithkline Beecham Plc  . . . . . . . . . .              797,753
    65,000      Takeda Chemical Industries Ltd  . . . . . .              971,007
    10,300      Zeneca Group Plc - ADR  . . . . . . . . . .              629,588
                                                                 ---------------
                                                                      11,196,453
                                                                 ---------------

                ELECTRICAL EQUIPMENT - 1.22%
    58,000      Delta Plc . . . . . . . . . . . . . . . . .              344,075
    15,000      Fanuc . . . . . . . . . . . . . . . . . . .              638,329
    49,000      Franco Tosi SPA . . . . . . . . . . . . . .              327,858
    14,000      Franco Tosi SPA (Warrants)  . . . . . . . .                1,970
   134,000      General Electric Plc  . . . . . . . . . . .              652,358
    10,400      General Electric Plc - ADR  . . . . . . . .               50,424
     3,400      Sumitomo Electric
                  Industries Ltd - ADR  . . . . . . . . . .              398,502
                                                                 ---------------
                                                                       2,413,516
                                                                 ---------------

                ELECTRONIC INSTRUMENTS - 3.35%
    50,000      Hitachi Ltd . . . . . . . . . . . . . . . .              506,143
     8,550      Hitachi Ltd - ADR . . . . . . . . . . . . .              874,237
     1,000      Kyocera Corp  . . . . . . . . . . . . . . .               79,115
     3,300      Kyocera Corp - ADR  . . . . . . . . . . . .              521,400
   144,000      Mitsubishi Electric Corp  . . . . . . . . .            1,069,916
       600      Mitsubishi Electric Corp - ADR  . . . . . .               44,676
    50,000      NEC Corp  . . . . . . . . . . . . . . . . .              638,821
     5,100      NEC Corp - ADR  . . . . . . . . . . . . . .              327,038
    50,000      Racal Electronics . . . . . . . . . . . . .              192,514
       800   *  Siemens AG  . . . . . . . . . . . . . . . .              417,894
    14,000   *  Siemens AG - ADR  . . . . . . . . . . . . .            1,463,697
    55,000      Yokogawa Electric . . . . . . . . . . . . .              462,703
                                                                 ---------------
                                                                       6,598,154
                                                                 ---------------
                ENTERTAINMENT - 0.21%
    65,000      Rank Organisation . . . . . . . . . . . . .              409,982
                                                                 ---------------

================================================================================
INTERNATIONAL EQUITIES FUND-CONTINUED  November 30, 1995 STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                                                     (Unaudited)

 NUMBER                                                                MARKET
OF SHARES                                                               VALUE
--------------------------------------------------------------------------------
                FINANCE COMPANIES - 0.83%
     4,000   *  Compagnie Bancaire  . . . . . . . . . . . .      $       435,227
       126      Credit Local de France  . . . . . . . . . .                9,498
     4,612      International Nederlanden . . . . . . . . .              301,904
     7,554      Societe Generale  . . . . . . . . . . . . .              882,473
                                                                 ---------------
                                                                       1,629,102
                                                                 ---------------
                FOODS - 3.28%
    25,000      Ajinomoto Inc . . . . . . . . . . . . . . .              270,270
     1,900      Ajinomoto Inc - ADR . . . . . . . . . . . .              205,850
    20,665      Cadbury Schweppes Plc . . . . . . . . . . .              176,216
    13,500      Cadbury Schweppes Plc - ADR . . . . . . . .              467,438
    70,524      Coca Cola Amatil Ltd  . . . . . . . . . . .              570,515
    10,000      Dai Ei Inc  . . . . . . . . . . . . . . . .              114,988
    11,500      Dai Ei Inc - ADR  . . . . . . . . . . . . .              273,125
       750      Danone  . . . . . . . . . . . . . . . . . .              117,373
   120,000      Grand Metropolitan  . . . . . . . . . . . .              812,002
    20,060      Groupe Danone - ADR . . . . . . . . . . . .              629,248
     5,346      KAO Corp - ADR  . . . . . . . . . . . . . .              658,179
    38,000      Nestle S A - ADR  . . . . . . . . . . . . .            2,028,337
    54,322      Northern Foods  . . . . . . . . . . . . . .              145,535
                                                                 ---------------
                                                                       6,469,076
                                                                 ---------------
                FOOTWEAR - 0.15%
    50,000      Church & Co Plc . . . . . . . . . . . . . .              287,048
                                                                 ---------------
                FREIGHT - 0.73%
    98,000      Mitsui Osk Lines Ltd  . . . . . . . . . . .              287,017
    40,000      Nippon Yusen Kabushiki Kaisha . . . . . . .              233,513
     8,570      Nippon Yusen Kabushiki
                  Kaisha - ADR  . . . . . . . . . . . . . .              501,386
    30,000      P & O Steam Navigation  . . . . . . . . . .              223,094
   300,000      Shun Tak Holdings . . . . . . . . . . . . .              203,623
                                                                 ---------------
                                                                       1,448,633
                                                                 ---------------
                HARDWARE & TOOLS - 0.23%
    22,000      SKF AB  . . . . . . . . . . . . . . . . . .              453,055
                                                                 ---------------
                HOME BUILDERS - 0.24%
    15,000      Daiwa House Industries  . . . . . . . . . .              224,078
       214      Sekisui Homes Ltd - ADR . . . . . . . . . .               25,082
    20,000      Sekisui House . . . . . . . . . . . . . . .              233,907
                                                                 ---------------
                                                                         483,067
                                                                 ---------------
                HOSPITAL SUPPLIES - 0.27%
     1,000   *  Novo Nordisk AS . . . . . . . . . . . . . .              125,848
    12,800   *  Novo Nordisk AS - ADR . . . . . . . . . . .              396,800
                                                                 ---------------
                                                                         522,648
                                                                 ---------------
                HOUSEHOLD PRODUCTS - 0.78%
     7,000      Katokichi Co  . . . . . . . . . . . . . . .              131,400
    10,600      Unilever N V- ADR . . . . . . . . . . . . .            1,408,475
                                                                 ---------------
                                                                       1,539,875
                                                                 ---------------
                INFORMATION PROCESSING - 0.67%
     5,000      CSK Corp  . . . . . . . . . . . . . . . . .              154,791
     3,700      CSK Corp - ADR  . . . . . . . . . . . . . .              107,300
    14,000      Fujitsu Ltd . . . . . . . . . . . . . . . .              165,110
    15,200      Fujitsu Ltd - ADR . . . . . . . . . . . . .              898,255
                                                                 ---------------
                                                                       1,325,456
                                                                 ---------------

                INSURANCE -  CASUALTY - 0.91%
    80,000      Nichido Fire & Marine Insurance Co
                  Ltd   . . . . . . . . . . . . . . . . . .              619,558
    25,000      Sumitomo Marine & Fire  . . . . . . . . . .              193,366
    20,000      Tokio Marine & Fire
                  Insurance Co Ltd  . . . . . . . . . . . .              228,010
    13,100      Tokio Marine & Fire
                  Insurance Co Ltd - ADR  . . . . . . . . .              753,250
                                                                 ---------------
                                                                       1,794,184
                                                                 ---------------

                INSURANCE - LIFE - 0.62%
    60,897      Irish Life  . . . . . . . . . . . . . . . .              234,937
    30,240      Prudential Plc - ADR  . . . . . . . . . . .              995,570
                                                                 ---------------
                                                                       1,230,507
                                                                 ---------------

                INSURANCE - MULTILINE - 2.83%
    29,590      Assic Generali  . . . . . . . . . . . . . .              674,447
    22,500      AXA . . . . . . . . . . . . . . . . . . . .            1,346,258
    15,690      Fortis Amev NV  . . . . . . . . . . . . . .            1,048,390
     7,000   *  Gan Group . . . . . . . . . . . . . . . . .              225,128
    40,525      General Accident  . . . . . . . . . . . . .              412,260
       300   *  Munchener Ruckvers  . . . . . . . . . . . .              495,748
       300   *  Munchener Ruckvers (Rights) . . . . . . . .               34,433
    95,472      Royal Insurance . . . . . . . . . . . . . .              568,564
     2,500      Zurich Insurance  . . . . . . . . . . . . .              767,758
                                                                 ---------------
                                                                       5,572,986
                                                                 ---------------

                LEISURE TIME - 1.16%
    58,000      Asahi Optical Co Ltd  . . . . . . . . . . .              233,710
     8,000      Canon Inc - ADR . . . . . . . . . . . . . .              709,000
    20,000      Fuji Photo Film Co Ltd  . . . . . . . . . .              495,332
     9,601      Fuji Photo Film Co Ltd - ADR  . . . . . . .              475,249
     5,000      Sega Enterprises Ltd  . . . . . . . . . . .              270,270
     8,000      Sega Enterprises Ltd - ADR  . . . . . . . .              108,341
                                                                 ---------------
                                                                       2,291,902
                                                                 ---------------

                LODGING - 0.66%
   275,000      Hong Kong & Shang Hai Hotels  . . . . . . .              346,643
   480,000      Hotel Properties  . . . . . . . . . . . . .              707,834
   200,000      Shangri Louisiana Asia Ltd  . . . . . . . .              237,883
                                                                 ---------------
                                                                       1,292,360
                                                                 ---------------

                MACHINE TOOLS - 0.68%
    35,000      Amada Co  . . . . . . . . . . . . . . . . .              354,300
    50,000      Makino Milling  . . . . . . . . . . . . . .              422,604
    16,000      Makita Electric Works Ltd - ADR . . . . . .              234,000
    40,000      Minebea Co  . . . . . . . . . . . . . . . .              332,580
                                                                 ---------------
                                                                       1,343,484
                                                                 ---------------

                MACHINERY - CONSTRUCTION &
                CONTRACTS - 1.74%
     1,500      Bilfinger & Berger  . . . . . . . . . . . .              582,867
     5,000   *  Deutsche Babcock  . . . . . . . . . . . . .              427,989
    52,000      Kajima Corp . . . . . . . . . . . . . . . .              509,012

================================================================================
INTERNATIONAL EQUITIES FUND-CONTINUED  November 30, 1995 STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                                                     (Unaudited)

 NUMBER                                                                MARKET
OF SHARES                                                               VALUE
--------------------------------------------------------------------------------
                MACHINERY - CONSTRUCTION &
                CONTRACTS - Continued
     2,340      Kajima Corp - ADR . . . . . . . . . . . . .      $       229,551
    80,000      Kumagai Gumi HK . . . . . . . . . . . . . .               59,988
     2,000      Lefebvre Jean . . . . . . . . . . . . . . .              119,026
    70,000      Shimizu Corp  . . . . . . . . . . . . . . .              715,479
     5,000      Volker Stevin . . . . . . . . . . . . . . .              294,881
     1,500      Vossloh AG  . . . . . . . . . . . . . . . .              482,265
                                                                 ---------------
                                                                       3,421,058
                                                                 ---------------

                MACHINERY - INDUSTRIAL/
                SPECIALTY - 2.57%
    10,000   *  Atlas Copco AB Series A . . . . . . . . . .              151,018
    20,000   *  Atlas Copco AB Series B . . . . . . . . . .              297,460
    10,250      CNIM  . . . . . . . . . . . . . . . . . . .              322,668
     8,000      Ebara Corp  . . . . . . . . . . . . . . . .              113,219
     2,530      Ebara Corp - ADR  . . . . . . . . . . . . .              358,829
   325,000      Johan Holdings Berhad . . . . . . . . . . .              242,117
    54,000      Komatsu Ltd . . . . . . . . . . . . . . . .              424,570
       400      Komatsu Ltd - ADR . . . . . . . . . . . . .               63,036
    70,000      Kubota Corp . . . . . . . . . . . . . . . .              460,246
     1,350      Kubota Corp - ADR . . . . . . . . . . . . .              170,100
   140,000      Mitsubishi Hvy Industries . . . . . . . . .            1,115,872
     2,000      Rieter Holdings AG  . . . . . . . . . . . .              549,553
     2,000      Rieter Holdings AG (Warrants) . . . . . . .                3,743
    77,661      Rolls Royce . . . . . . . . . . . . . . . .              210,441
    70,000      SASIB . . . . . . . . . . . . . . . . . . .              292,839
    25,000      Siebe . . . . . . . . . . . . . . . . . . .              289,728
                                                                 ---------------
                                                                       5,065,439
                                                                 ---------------

                MERCHANDISE - SPECIALTY - 0.72%
    40,150      BAA . . . . . . . . . . . . . . . . . . . .              301,801
   450,000      Dickson Concept Int . . . . . . . . . . . .              325,796
    20,000      Esselte AB Series B . . . . . . . . . . . .              298,986
     1,500      Herlitz AG  . . . . . . . . . . . . . . . .              262,601
    15,000      Takashimaya Co  . . . . . . . . . . . . . .              232,924
                                                                 ---------------
                                                                       1,422,108
                                                                 ---------------

                MERCHANDISING - DEPARTMENT - 1.39%
    45,000      Daimaru Inc . . . . . . . . . . . . . . . .              296,314
    40,000      Hankyu Department Stores  . . . . . . . . .              530,713
       500      Karstadt AG . . . . . . . . . . . . . . . .              197,400
    15,000      Marks & Spencer Ltd . . . . . . . . . . . .              101,385
    25,033      Marks & Spencer Ltd - ADR . . . . . . . . .            1,019,990
    32,000      Marui Co  . . . . . . . . . . . . . . . . .              597,543
                                                                 ---------------
                                                                       2,743,345
                                                                 ---------------

                MERCHANDISING - FOOD - 1.18%
     1,700   *  Carrefour . . . . . . . . . . . . . . . . .              938,142
    15,000      Delhaize Le Lion  . . . . . . . . . . . . .              626,640
   100,000      J Sainsbury . . . . . . . . . . . . . . . .              588,641
    20,000      Kwik Save Group . . . . . . . . . . . . . .              175,444
                                                                 ---------------
                                                                       2,328,867
                                                                 ---------------

                MERCHANDISING - MASS - 2.04%
    35,000      ARGOS . . . . . . . . . . . . . . . . . . .              295,775
    10,000      Centros Com Pryca . . . . . . . . . . . . .              194,718
     3,600      Familymart Co . . . . . . . . . . . . . . .              151,430
     4,000      Ito-Yokado Co Ltd . . . . . . . . . . . . .              220,934
     5,050      Ito-Yokado Co Ltd - ADR . . . . . . . . . .            1,113,525
    56,000      Mitsukoshi  . . . . . . . . . . . . . . . .              494,231
       200      Mitsukoshi Ltd - ADR  . . . . . . . . . . .               17,689
    20,000      Seiyu . . . . . . . . . . . . . . . . . . .              251,597
     2,000      Seven Eleven Japan Co Ltd . . . . . . . . .              138,378
    16,371      Seven Eleven Japan Co Ltd - ADR . . . . . .            1,135,149
                                                                 ---------------
                                                                       4,013,426
                                                                 ---------------

                METALS - COPPER - 0.48%
    22,379      RTZ Corp Plc  . . . . . . . . . . . . . . .              321,193
    10,700      RTZ Corp Plc - ADR  . . . . . . . . . . . .              625,950
                                                                 ---------------
                                                                         947,143
                                                                 ---------------

                METALS - MISCELLANEOUS - 0.72%
       400      Alusuisse Lonza Holdings  . . . . . . . . .              324,628
     7,500      CRA Ltd - ADR . . . . . . . . . . . . . . .              475,978
   101,342      North Ltd . . . . . . . . . . . . . . . . .              284,305
    50,000      Western Mining  . . . . . . . . . . . . . .              335,090
                                                                 ---------------
                                                                       1,420,001
                                                                 ---------------

                METALS - STEEL - 1.72%
    36,700      British Steel Plc . . . . . . . . . . . . .               94,953
     2,000      British Steel Plc - ADR . . . . . . . . . .               52,000
    50,000      Cockerill Sambre  . . . . . . . . . . . . .              284,225
    60,000      Kawasaki Steel Corp . . . . . . . . . . . .              212,875
    15,420      Kawasaki Steel Corp - ADR . . . . . . . . .              548,270
   255,000      NKK Corp  . . . . . . . . . . . . . . . . .              701,720
   178,000   *  Sumitomo Metal Industries Ltd . . . . . . .              540,560
     7,400   *  Sumitomo Metal
                  Industries Ltd - ADR  . . . . . . . . . .              225,213
    50,000      Sumitomo Metal Mining . . . . . . . . . . .              436,855
    19,687   *  Usinor Sacilor  . . . . . . . . . . . . . .              283,638
                                                                 ---------------
                                                                       3,380,309
                                                                 ---------------

                MISCELLANEOUS - 0.46%
     1,250   *  Preussag AG . . . . . . . . . . . . . . . .              359,711
     8,000      Secom Co  . . . . . . . . . . . . . . . . .              540,147
                                                                 ---------------
                                                                         899,858
                                                                 ---------------

                OIL - INTEGRATED
                INTERNATIONAL - 3.31%
    19,533      British Petroleum Co Plc - ADR  . . . . . .            1,867,843
    20,946      Elf Aquitaine - ADR . . . . . . . . . . . .              733,110
    13,000      Repsol S A - ADR  . . . . . . . . . . . . .              411,125
    22,098      Royal Dutch Petroleum Co - ADR  . . . . . .            2,836,831
    10,961      TOTAL . . . . . . . . . . . . . . . . . . .              674,286
                                                                 ---------------
                                                                       6,523,195
                                                                 ---------------
                OIL - SERVICE - PRODUCTS - 0.13%
    30,000      Mitsubishi Oil Co . . . . . . . . . . . . .              257,690
                                                                 ---------------

                OIL/GAS PRODUCERS - 0.69%
    23,500      Norsk Hydro A S - ADR . . . . . . . . . . .              954,687
     5,000      OMV AG  . . . . . . . . . . . . . . . . . .              411,282
                                                                 ---------------
                                                                       1,365,969
                                                                 ---------------

================================================================================
INTERNATIONAL EQUITIES FUND-CONTINUED  November 30, 1995 STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                                                     (Unaudited)

 NUMBER                                                                MARKET
OF SHARES                                                               VALUE
--------------------------------------------------------------------------------
                PAPER/FOREST PRODUCTS - 1.18%
     3,926      Fletcher Challenge - ADR  . . . . . . . . .      $        54,964
   147,000      Fletcher Challenge Forest Ltd . . . . . . .              207,299
    10,020      Fletcher Challenge Ltd - ADR  . . . . . . .              250,500
    37,000      Honshu Paper Co . . . . . . . . . . . . . .              228,727
    47,000      New Oji Paper Co Ltd  . . . . . . . . . . .              431,892
       300      New Oji Paper Co Ltd - ADR  . . . . . . . .               27,627
    60,000      Nippon Paper Industries . . . . . . . . . .              395,086
    27,000   *  Repola  . . . . . . . . . . . . . . . . . .              525,412
    15,000      Sumitomo Forestry . . . . . . . . . . . . .              201,966
                                                                 ---------------
                                                                       2,323,473
                                                                 ---------------

                POLLUTION CONTROL - 0.24%
     5,000      Lyonnaise Des Eaux SA . . . . . . . . . . .              478,910
                                                                 ---------------

                PUBLISHING - NEWS - 0.81%
    63,069      Independent News Plc  . . . . . . . . . . .              369,525
    22,500      News Corp Ltd - ADR . . . . . . . . . . . .              472,500
    80,000      Reuters . . . . . . . . . . . . . . . . . .              755,052
                                                                 ---------------
                                                                       1,597,077
                                                                 ---------------

                PUBLISHING/PRINTING - 0.77%
    30,000      Dai Nippon Printing Ltd . . . . . . . . . .              524,816
     1,000      Dai Nippon Printing Ltd - ADR . . . . . . .              175,318
    81,380      Pearson . . . . . . . . . . . . . . . . . .              808,567
                                                                 ---------------
                                                                       1,508,701
                                                                 ---------------

                RAILROAD - 1.08%
    30,000      Fukuyama Transport  . . . . . . . . . . . .              260,639
    90,000      Nagoya Railroad Co Ltd  . . . . . . . . . .              442,260
     9,218      Nagoya Railroad Co Ltd - ADR  . . . . . . .              453,954
    99,000      Odakyu Electric Railway Co Ltd  . . . . . .              700,541
    40,000      Tokyu Corp  . . . . . . . . . . . . . . . .              277,936
                                                                 ---------------
                                                                       2,135,330
                                                                 ---------------

                REAL ESTATE - 2.23%
   175,000      Great Eagle Holdings  . . . . . . . . . . .              466,069
   140,000      Hang Lung Development Co  . . . . . . . . .              221,722
    83,000      Mitsubishi Estate Co Ltd  . . . . . . . . .              938,084
    65,000      Mitsui Fudosan Co . . . . . . . . . . . . .              804,914
   202,600      Sun Hung Kai Properties Ltd . . . . . . . .            1,630,512
    98,000      Wharf Holdings Ltd  . . . . . . . . . . . .              327,516
                                                                 ---------------
                                                                       4,388,817
                                                                 ---------------

                SECURITIES RELATED - 2.17%
    15,000      Daiwa Securities Co Ltd . . . . . . . . . .              207,862
     4,810      Daiwa Securities Co Ltd - ADR . . . . . . .              667,989
     7,500      Invesco Plc - ADR . . . . . . . . . . . . .              305,625
    46,000      Mitsubishi Trust & Banking Corp . . . . . .              705,258
    35,000      Nomura Securities Co Ltd  . . . . . . . . .              687,961
     3,800      Nomura Securities Co Ltd - ADR  . . . . . .              748,546
   160,000      Peregrine Investment  . . . . . . . . . . .              207,889
     6,000      Yamaichi Securities Co Ltd - ADR  . . . . .              380,577
    20,000      Yasuda Trust & Banking Co Ltd . . . . . . .               96,315
     5,670      Yasuda Trust & Banking
                  Co Ltd - ADR  . . . . . . . . . . . . . .              273,643
                                                                 ---------------
                                                                       4,281,665
                                                                 ---------------

                SEMICONDUCTORS - 0.25%
     8,000      Rohm Co . . . . . . . . . . . . . . . . . .              488,255
                                                                 ---------------

                TELECOMMUNICATIONS - 4.04%
    16,379      British Telecommunications Plc - ADR  . . .              947,935
    21,800      Cable & Wireless Plc - ADR  . . . . . . . .              449,625
    40,200      Ericsson L M Telephone Co
                  Class B - ADR   . . . . . . . . . . . . .              954,750
    60,600      Hong Kong Telecommunications
                  Ltd - ADR   . . . . . . . . . . . . . . .            1,037,775
    15,395      Kon Ptt Nederland . . . . . . . . . . . . .              548,565
    10,000   *  Nokia AB OY . . . . . . . . . . . . . . . .              551,009
   100,000      STET  . . . . . . . . . . . . . . . . . . .              271,703
   335,000      Telecom Italia  . . . . . . . . . . . . . .              455,627
   135,000      Telecom Italia Mobile . . . . . . . . . . .              217,800
     4,800      Telecomm Corp
                  New Zealand Ltd - ADR . . . . . . . . . .              321,600
    14,000      Telefonica De Espana S A  . . . . . . . . .              193,096
    14,600      Telefonica De Espana S A - ADR  . . . . . .              605,900
   110,000   *  Telekom Malaysia  . . . . . . . . . . . . .              819,472
    16,500      Vodafone Group Plc - ADR  . . . . . . . . .              596,063
                                                                 ---------------
                                                                       7,970,920
                                                                 ---------------

                TEXTILE - PRODUCTS - 0.26%
    30,000      Benetton Group SPA  . . . . . . . . . . . .              345,648
    30,000      Marzotto & Figli  . . . . . . . . . . . . .              170,713
                                                                 ---------------
                                                                         516,361
                                                                 ---------------

                TOBACCO - 0.66%
    73,067      BAT Industries Ltd Plc  . . . . . . . . . .              623,061
    40,100      BAT Industries Ltd Plc - ADR  . . . . . . .              681,700
                                                                 ---------------
                                                                       1,304,761
                                                                 ---------------

                UTILITIES - ELECTRIC - 4.05%
   205,000      China Light & Power . . . . . . . . . . . .              964,718
    18,000      Empresa Nacional De
                  Electricidad - ADR  . . . . . . . . . . .              972,000
    30,000      Iberdrola SA  . . . . . . . . . . . . . . .              253,134
    36,661      Kansai Electric Power Co Inc  . . . . . . .              868,334
    40,000      Manweb  . . . . . . . . . . . . . . . . . .              627,679
    80,000      National Power  . . . . . . . . . . . . . .              564,605
     4,000      Oester Elektrizita Class A  . . . . . . . .              227,999
    30,000   *  RWE AG - ADR  . . . . . . . . . . . . . . .            1,090,815
   145,000      Tenaga Nasional . . . . . . . . . . . . . .              542,964
    25,250      Tokyo Electric Power  . . . . . . . . . . .              655,135
    30,000   *  Veba AG . . . . . . . . . . . . . . . . . .            1,223,813
                                                                 ---------------
                                                                       7,991,196
                                                                 ---------------

                UTILITIES - GAS, DISTRIBUTION - 0.32%
   120,000      Hong Kong & China Gas . . . . . . . . . . .              196,253
   127,000      Osaka Gas Co  . . . . . . . . . . . . . . .              431,863
                                                                 ---------------
                                                                         628,116
                                                                 ---------------

                UTILITIES - GAS, PIPELINE - 0.15%
    50,000      British Gas Plc . . . . . . . . . . . . . .              186,773
     2,700      British Gas Plc - ADR . . . . . . . . . . .              100,575
                                                                 ---------------
                                                                         287,348
                                                                 ---------------

================================================================================
INTERNATIONAL EQUITIES FUND-CONTINUED November 30, 1995  STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                                                     (Unaudited)

 NUMBER                                                                MARKET
OF SHARES                                                               VALUE
--------------------------------------------------------------------------------
                WATER SERVICES - 0.74%
    10,196      Eaux (Cie Generale) . . . . . . . . . . . .      $       992,120
    51,791      North West Water  . . . . . . . . . . . . .              472,954
                                                                 ---------------
                                                                       1,465,074
                                                                 ---------------

                TOTAL COMMON STOCKS
                (Cost $174,986,017) . . . . . . . . . . . .          195,299,012
                                                                 ---------------

     PAR
    VALUE
--------------------------------------------------------------------------------
                UNITED STATES GOVERNMENT -
                SHORT TERM - 0.13%
$    250,000    United States Treasury Bills,
                  5.63% due 12/21/95
                  (Cost $249,218) . . . . . . . . . . . . .              249,218
                                                                 ---------------

                TOTAL INVESTMENTS
                (Cost $175,235,235) - 99.23%  . . . . . . .          195,548,230
                Other assets and liabilities,
                  net - 0.77%   . . . . . . . . . . . . . .            1,521,156
                                                                 ---------------

                NET ASSETS (equivalent
                  to $10.53 per share on
                  18,716,675 shares
                  outstanding) - 100%   . . . . . . . . . .      $   197,069,386
                                                                 ---------------

             *    Non-income producing


                                                                     UNREALIZED
CONTRACTS                                                           APPRECIATION
--------------------------------------------------------------------------------
                FUTURES CONTRACTS PURCHASED(1)
                (Delivery month/Value at 11/30/95)
     23 (2)     Nikkei 225 Futures
                  (December/$184.57)  . . . . . . . . . . .      $        74,313
                                                                 ---------------

                (1) U.S. Treasury Bills with a market value of
                    approximately $250,000 were maintained in a segregated account with a portion placed as collateral for futures contracts.
                (2) Per 500

--------------------------------------------------------------------------------
NET ASSETS REPRESENTED BY:
Capital stock, $.01 par value per share,
 1,000,000,000 shares authorized,
 18,716,675 shares outstanding . . . . . . . . . . . . . . . .   $       187,167
Additional paid in capital . . . . . . . . . . . . . . . . . .       171,711,519
Undistributed net realized gain on securities and
 foreign currency transactions . . . . . . . . . . . . . . . .         4,663,605
Undistributed net investment income  . . . . . . . . . . . . .           127,112
Unrealized appreciation (depreciation) of:
 Investments . . . . . . . . . . . . . . . .    $ 20,312,995
 Futures   . . . . . . . . . . . . . . . . .          74,313
 Foreign currency translation  . . . . . . .          (7,325)         20,379,983
                                                ------------     ---------------

NET ASSETS APPLICABLE TO SHARES
 OUTSTANDING. . . . . . . . . . . . . . . . . . . . . . . . .        197,069,386
                                                                  --------------


SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
INTERNATIONAL EQUITIES FUND                                 FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                                                                     (Unaudited)

STATEMENT OF OPERATIONS
For the six months ended November 30, 1995

INVESTMENT INCOME:
Dividends (net of foreign withholding taxes of $281,431)  . . . . . . . .    $    1,838,676
Interest  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           288,409
                                                                             --------------
   Total investment income  . . . . . . . . . . . . . . . . . . . . . . .         2,127,085
                                                                             --------------
EXPENSES:
Advisory fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           357,897
Custodian and accounting services . . . . . . . . . . . . . . . . . . . .            43,519
Reports to shareholders . . . . . . . . . . . . . . . . . . . . . . . . .            11,318
Audit fees  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             3,643
Directors' fees and expenses  . . . . . . . . . . . . . . . . . . . . . .             4,475
Miscellaneous . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            11,175
                                                                             --------------
   Total expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . .           432,027
                                                                             --------------
NET INVESTMENT INCOME . . . . . . . . . . . . . . . . . . . . . . . . . .         1,695,058
                                                                             --------------
REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
   Investments  . . . . . . . . . . . . . . . . . . . .    $     3,469,339
   Foreign currency transactions  . . . . . . . . . . .            (86,699)
   Futures  . . . . . . . . . . . . . . . . . . . . . .            113,147        3,495,787
                                                           ---------------
Net unrealized appreciation (depreciation) during the period:
   Investments  . . . . . . . . . . . . . . . . . . . .         (1,319,533)
   Foreign currency translation . . . . . . . . . . . .             (1,610)
   Futures  . . . . . . . . . . . . . . . . . . . . . .            145,538       (1,175,605)
                                                           ---------------   ---------------
     Net realized and unrealized gain on securities and foreign currencies
     during the period  . . . . . . . . . . . . . . . . . . . . . . . . .         2,320,182
                                                                             --------------
INCREASE IN NET ASSETS RESULTING  FROM OPERATIONS . . . . . . . . . . . .    $    4,015,240
                                                                             --------------


STATEMENT OF CHANGES IN NET ASSETS

                                                              For the six     For the fiscal
                                                              months ended      year ended
                                                           November 30, 1995   May 31, 1995
                                                           ---------------------------------
OPERATIONS:
Net investment income . . . . . . . . . . . . . . . . .    $     1,695,058   $    2,935,676
Net realized gain on securities and foreign currency
   transactions . . . . . . . . . . . . . . . . . . . .          3,495,787        1,612,508
Net unrealized appreciation (depreciation) of securities and
   translation of foreign currencies during the period          (1,175,605)       4,179,750
                                                           --------------------------------
   Increase in net assets resulting from operations . .          4,015,240        8,727,934
                                                           --------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income . . . . . . . . . . . . . . . . .         (1,649,994)      (2,923,253)
Net realized gain on securities . . . . . . . . . . . .                  -       (1,262,696)
                                                           ---------------------------------
   Decrease in net assets resulting from distributions to
   shareholders . . . . . . . . . . . . . . . . . . . .         (1,649,994)      (4,185,949)
                                                           ---------------------------------
CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold  . . . . . . . . . . .         24,206,370       70,844,488
Proceeds from capital stock issued for distributions
   reinvested . . . . . . . . . . . . . . . . . . . . .          1,649,994        4,185,949
                                                           ---------------------------------
                                                                25,856,364       75,030,437
Cost of capital stock repurchased . . . . . . . . . . .        (40,243,103)     (45,664,455)
                                                           ---------------------------------
   Increase (decrease) in net assets resulting from
   capital stock transactions . . . . . . . . . . . . .        (14,386,739)      29,365,982
                                                           --------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS . . . . . . . .        (12,021,493)      33,907,967
NET ASSETS:
Beginning of period . . . . . . . . . . . . . . . . . .        209,090,879      175,182,912
                                                           --------------------------------
End of period (including undistributed net investment
   income of $127,112 and $82,048)  . . . . . . . . . .    $   197,069,386   $  209,090,879
                                                           --------------- ----------------
CHANGE IN SHARES OUTSTANDING:
Shares of capital stock sold  . . . . . . . . . . . . .          2,322,234        6,923,001
Shares issued for distributions reinvested  . . . . . .            158,940          410,419
Shares of capital stock repurchased   . . . . . . . . .         (3,838,253)      (4,532,670)
                                                           ---------------------------------
   Increase (decrease) in shares outstanding  . . . . .         (1,357,079)       2,800,750
Shares outstanding:
   Beginning of period  . . . . . . . . . . . . . . . .         20,073,754       17,273,004
                                                           --------------------------------
   End of period  . . . . . . . . . . . . . . . . . . .         18,716,675       20,073,754
                                                           --------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
GROWTH FUND                November 30, 1995             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                                                     (Unaudited)

   NUMBER                                                                MARKET
  OF SHARES                                                               VALUE
----------------------------------------------------------------------------------
                  COMMON STOCKS - 91.86%
                  ADVERTISING - 4.72%
     150,000      Advo Inc  . . . . . . . . . . . . . . . . .      $     3,975,000
      70,000   *  Catalina Marketing Corp . . . . . . . . . .            4,042,500
     100,000   *  Dimac Corp  . . . . . . . . . . . . . . . .            2,712,500
                                                                   ---------------
                                                                        10,730,000
                                                                   ---------------
                  APPAREL & PRODUCTS - 1.94%
     100,000   *  Tommy Hilfiger Corp . . . . . . . . . . . .            4,412,500
                                                                   ---------------
                  AUTO - REPLACEMENT PARTS - 1.41%
     110,000   *  Autozone Inc  . . . . . . . . . . . . . . .            3,203,750
                                                                   ---------------
                  BROADCASTING - 9.80%
      45,000      Capital Cities/ABC Inc  . . . . . . . . . .            5,563,125
      90,000      Comcast Corp Class A  . . . . . . . . . . .            1,726,875
     210,000      Comcast Corp Class A Special  . . . . . . .            4,147,500
     175,000   *  Cox Communications Inc Class A  . . . . . .            3,500,000
     100,000      Gaylord Entertainment Co  . . . . . . . . .            2,525,000
     100,000   *  Viacom Inc Class B  . . . . . . . . . . . .            4,825,000
                                                                   ---------------
                                                                        22,287,500
                                                                   ---------------
                  CHEMICAL - MISCELLANEOUS - 0.92%
      75,000   *  Airgas Inc  . . . . . . . . . . . . . . . .            2,100,000
                                                                   ---------------
                  FINANCE COMPANIES - 1.10%
      10,000      Household International Inc . . . . . . . .              625,000
      40,000      Money Store Inc . . . . . . . . . . . . . .            1,890,000
                                                                   ---------------
                                                                         2,515,000
                                                                   ---------------
                  GOVERNMENT SPONSORED - 2.32%
      40,000      Federal Home Loan Mortgage Corp . . . . . .            3,080,000
      20,000      Federal National Mortgage
                    Association   . . . . . . . . . . . . . .            2,190,000
                                                                   ---------------
                                                                         5,270,000
                                                                   ---------------
                  HEALTHCARE - 9.81%
      90,000      Cardinal Health Inc . . . . . . . . . . . .            4,860,000
      61,400   *  Pacificare Health System Inc
                    Class B   . . . . . . . . . . . . . . . .            5,326,450
      70,000   *  Patterson Dental Co . . . . . . . . . . . .            1,802,500
     157,700   *  Quorum Health Group Inc . . . . . . . . . .            3,410,263
     110,000      United Healthcare Corp  . . . . . . . . . .            6,916,250
                                                                   ---------------
                                                                        22,315,463
                                                                   ---------------
                  HOSPITAL MANAGEMENT - 2.27%
     100,000      Columbia / HCA Healthcare Corp  . . . . . .            5,162,500
                                                                   ---------------
                  INFORMATION PROCESSING - 7.51%
      60,000   *  America Online Inc  . . . . . . . . . . . .            2,452,500
     125,000   *  BISYS Group Inc . . . . . . . . . . . . . .            3,531,250
      75,000   *  Ceridian Corp . . . . . . . . . . . . . . .            3,150,000
      63,436      First Data Corp . . . . . . . . . . . . . .            4,503,956
     120,000   *  SunGard Data Systems Inc  . . . . . . . . .            3,450,000
                                                                   ---------------
                                                                        17,087,706
                                                                   ---------------
                  INSURANCE - MISCELLANEOUS - 3.74%
      70,000      Ace Ltd . . . . . . . . . . . . . . . . . .            2,537,500
      20,000      CMAC Investment Corp  . . . . . . . . . . .              935,000
      25,000      MGIC Investment Corp  . . . . . . . . . . .            1,390,625
      20,000      PMI Group Inc . . . . . . . . . . . . . . .              950,000
      50,000      UNUM Corp . . . . . . . . . . . . . . . . .            2,706,250
                                                                   ---------------
                                                                         8,519,375
                                                                   ---------------
                  LEISURE TIME - 0.74%
      50,000   *  Mirage Resorts Inc  . . . . . . . . . . . .            1,693,750
                                                                   ---------------
                  LODGING - 2.28%
      75,000   *  HFS Inc . . . . . . . . . . . . . . . . . .            5,193,750
                                                                   ---------------
                  MERCHANDISE - DRUG - 3.13%
      60,000   *  Eckerd Corp . . . . . . . . . . . . . . . .            2,557,500
     165,000   *  Revco Drugs Inc . . . . . . . . . . . . . .            4,558,125
                                                                   ---------------
                                                                         7,115,625
                                                                   ---------------
                  MERCHANDISE - SPECIALTY - 11.62%
      70,000      Circuit City Stores Inc . . . . . . . . . .            2,030,000
     175,000   *  Cole National Corp Class A  . . . . . . . .            2,450,000
     110,000   *  Corporate Express Inc . . . . . . . . . . .            2,942,500
     180,000   *  General Nutrition Cos Inc . . . . . . . . .            3,982,500
     100,000   *  Global Direct Mail Corp . . . . . . . . . .            2,787,500
      70,000      Home Depot Inc  . . . . . . . . . . . . . .            3,106,250
      50,000   *  Kohls Corp  . . . . . . . . . . . . . . . .            2,700,000
      36,900   *  Micro Warehouse Inc . . . . . . . . . . . .            1,734,300
     175,000   *  Office Depot Inc  . . . . . . . . . . . . .            4,287,500
       9,000   *  Viking Office Products Inc  . . . . . . . .              414,000
                                                                   ---------------
                                                                        26,434,550
                                                                   ---------------
                  MERCHANDISING - MASS - 1.46%
     200,000   *  Price/Costco Inc  . . . . . . . . . . . . .            3,325,000
                                                                   ---------------
                  MISCELLANEOUS - 8.19%
     375,000   *  ADT Ltd . . . . . . . . . . . . . . . . . .            5,250,000
     140,000   *  CUC International Inc . . . . . . . . . . .            5,320,000
     110,000      Olsten Corp . . . . . . . . . . . . . . . .            4,400,000
      90,000      Service Corp International  . . . . . . . .            3,656,250
                                                                   ---------------
                                                                        18,626,250
                                                                   ---------------
                  OIL - SERVICES - 2.56%
      25,000   *  BJ Services Co  . . . . . . . . . . . . . .              615,625
      50,000      Schlumberger Ltd  . . . . . . . . . . . . .            3,175,000
     120,000   *  Smith International Inc . . . . . . . . . .            2,025,000
                                                                   ---------------
                                                                         5,815,625
                                                                   ---------------
                  PAPER/FOREST PRODUCTS - 1.91%
     100,000      Alco Standard Corp  . . . . . . . . . . . .            4,350,000
                                                                   ---------------
                  POLLUTION CONTROL - 2.54%
     110,000   *  Sanifill Inc  . . . . . . . . . . . . . . .            3,685,000
     100,000   *  USA Waste Services Inc  . . . . . . . . . .            2,100,000
                                                                   ---------------
                                                                         5,785,000
                                                                   ---------------

================================================================================
GROWTH FUND - CONTINUED    November 30, 1995             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                                                     (Unaudited)

   NUMBER                                                                MARKET
  OF SHARES                                                               VALUE
----------------------------------------------------------------------------------

                  RESTAURANTS - 2.19%
     125,000   *  Brinker International Inc . . . . . . . . .      $     1,921,875
      50,000   *  Lone Star Steakhouse & Saloon . . . . . . .            1,962,500
      30,000   *  Outback Steakhouse Inc  . . . . . . . . . .            1,095,000
                                                                   ---------------
                                                                         4,979,375
                                                                   ---------------
                  SECURITIES RELATED - 2.32%
     100,000      Franklin Resources Inc  . . . . . . . . . .            5,287,500
                                                                   ---------------
                  TELECOMMUNICATIONS - 7.38%
     100,000   *  Airtouch Communications Inc . . . . . . . .            2,912,500
      80,000      Frontier Corp . . . . . . . . . . . . . . .            2,070,000
     100,000   *  Mobile Telecommunication  . . . . . . . . .            2,300,000
     200,000   *  Paging Network Inc  . . . . . . . . . . . .            4,450,000
      80,000   *  Panamsat Corp . . . . . . . . . . . . . . .            1,440,000
     100,000      Vodafone Group Plc - ADR  . . . . . . . . .            3,612,500
                                                                   ---------------
                                                                        16,785,000
                                                                   ---------------
                  TOTAL COMMON STOCKS
                  (Cost $168,195,282) . . . . . . . . . . . .          208,995,219
                                                                   ---------------


      PAR
     VALUE
----------------------------------------------------------------------------------
                  CORPORATE SHORT TERM
                  COMMERCIAL PAPER - 8.09%

                  CONSUMER FINANCE - 4.32%
$  9,829,000      Beneficial Corp,
                    5.74% due 12/4/95 . . . . . . . . . . . .            9,824,298
                                                                   ---------------
                  FINANCE COMPANIES - 0.64%
   1,453,000      Ford Motor Credit Co,
                    5.80% due 12/4/95 . . . . . . . . . . . .            1,452,298
                                                                   ---------------
                  SECURITIES RELATED - 3.13%
   7,120,000      Merrill Lynch & Co Inc,
                    5.82% due 12/1/95 . . . . . . . . . . . .            7,120,000
                                                                   ---------------
                  TOTAL CORPORATE SHORT TERM
                  COMMERCIAL PAPER
                  (Cost $18,396,596)  . . . . . . . . . . . .           18,396,596
                                                                   ---------------

                                                                         MARKET
                                                                          VALUE
----------------------------------------------------------------------------------
                  TOTAL INVESTMENTS
                  (Cost $186,591,878) - 99.95%  . . . . . . .      $   227,391,815
                  Other assets and liabilities,
                    net - 0.05%   . . . . . . . . . . . . . .              118,942
                                                                   ---------------

                  NET ASSETS (equivalent
                    to $14.64 per share on
                    15,538,462 shares
                    outstanding) - 100%   . . . . . . . . . .      $   227,510,757
                                                                   ---------------

               *  Non-income producing

----------------------------------------------------------------------------------

NET ASSETS REPRESENTED BY:
Capital stock, $.01 par value per share,
  1,000,000,000 shares authorized,
  15,538,462 shares outstanding . . . . . . . . . . . . . . . .    $       155,385
Additional paid in capital  . . . . . . . . . . . . . . . . . .        182,577,916
Undistributed net realized gain on securities . . . . . . . . .          3,995,835
Undistributed net investment income . . . . . . . . . . . . . .            (18,316)
Unrealized appreciation of securities . . . . . . . . . . . . .         40,799,937
                                                                   ---------------
NET ASSETS APPLICABLE TO SHARES
  OUTSTANDING . . . . . . . . . . . . . . . . . . . . . . . . .    $   227,510,757
                                                                   ---------------

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
GROWTH FUND                                                 FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                                                                     (Unaudited)

STATEMENT OF OPERATIONS
For the six months ended November 30, 1995

INVESTMENT INCOME:
Dividends . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $      270,581
Interest  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           603,270
                                                                             --------------
   Total investment income  . . . . . . . . . . . . . . . . . . . . . . .           873,851
                                                                             --------------
EXPENSES:
Advisory fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           640,088
Directors' fees and expenses  . . . . . . . . . . . . . . . . . . . . . .             2,580
Miscellaneous . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            22,141
                                                                             --------------
   Total expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . .           664,809
                                                                             --------------
NET INVESTMENT INCOME . . . . . . . . . . . . . . . . . . . . . . . . . .           209,042
                                                                             --------------
REALIZED AND UNREALIZED GAIN ON SECURITIES:
Net realized gain on securities . . . . . . . . . . . . . . . . . . . . .         3,722,073
Net unrealized appreciation of securities during the period . . . . . . .        32,105,980
                                                                             --------------
   Net realized and unrealized gain on securities during the period . . .        35,828,053
                                                                             --------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS  . . . . . . . . . . . .    $   36,037,095
                                                                             ==============


STATEMENT OF CHANGES IN NET ASSETS

                                                              For the six     For the fiscal
                                                              months ended      year ended
                                                           November 30, 1995  May 31, 1995
                                                           ---------------------------------
OPERATIONS:
Net investment income . . . . . . . . . . . . . . . . .    $       209,042   $      175,040
Net realized gain on securities . . . . . . . . . . . .          3,722,073          273,762
Net unrealized appreciation of securities during
   the period . . . . . . . . . . . . . . . . . . . . .         32,105,980        8,820,861
                                                           --------------------------------
   Increase in net assets resulting from operations . .         36,037,095        9,269,663
                                                           --------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income . . . . . . . . . . . . . . . . .           (227,633)        (175,491)
                                                           --------------------------------
CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold  . . . . . . . . . . .         97,093,504       81,516,869
Proceeds from capital stock issued for distributions
   reinvested . . . . . . . . . . . . . . . . . . . . .            227,633          175,491
                                                           --------------------------------
                                                                97,321,137       81,692,360
Cost of capital stock repurchased . . . . . . . . . . .         (6,233,967)         (57,829)
                                                           --------------------------------
   Increase in net assets resulting from capital
     stock transactions . . . . . . . . . . . . . . . .         91,087,170       81,634,531
                                                           --------------------------------
TOTAL INCREASE IN NET ASSETS  . . . . . . . . . . . . .        126,896,632       90,728,703
NET ASSETS:
Beginning of period . . . . . . . . . . . . . . . . . .        100,614,125        9,885,422
End of year (including undistributed net investment
   income of ($18,316) and $275)  . . . . . . . . . . .    $   227,510,757   $  100,614,125
                                                           ================================
CHANGE IN SHARES OUTSTANDING:
Shares of capital stock sold  . . . . . . . . . . . . .          7,152,337        7,787,173
Shares issued for distributions reinvested  . . . . . .             17,008           16,615
Shares of capital stock repurchased   . . . . . . . . .           (430,721)          (5,125)
                                                           --------------------------------
   Increase in shares outstanding . . . . . . . . . . .          6,738,624        7,798,663
Shares outstanding:
   Beginning of period  . . . . . . . . . . . . . . . .          8,799,838        1,001,175
                                                           --------------------------------
   End of period  . . . . . . . . . . . . . . . . . . .         15,538,462        8,799,838
                                                           ================================

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
GROWTH & INCOME FUND       November 30, 1995             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                                                     (Unaudited)

   NUMBER                                                                MARKET
  OF SHARES                                                               VALUE
----------------------------------------------------------------------------------
                  COMMON STOCKS - 91.76%
                  ADVERTISING - 1.22%
      13,600      Omnicom Group . . . . . . . . . . . . . . .      $       907,800
                                                                   ---------------
                  AEROSPACE/DEFENSE - 4.33%
       8,600      Loral Corp  . . . . . . . . . . . . . . . .              291,325
      17,100      McDonnell Douglas Corp  . . . . . . . . . .            1,524,035
      11,400      Northrop Grumman Corp . . . . . . . . . . .              701,100
       6,100   *  SCI Systems Inc . . . . . . . . . . . . . .              204,350
       3,300      Sundstrand Corp . . . . . . . . . . . . . .              213,675
       3,100      United Technologies Corp  . . . . . . . . .              290,625
                                                                   ---------------
                                                                         3,225,110
                                                                   ---------------
                  APPAREL & PRODUCTS - 0.17%
       5,000      Warnaco Group Inc Class A . . . . . . . . .              126,250
                                                                   ---------------
                  APPLIANCES/FURNISHINGS - 0.09%
       3,400   *  Helen of Troy Corp  . . . . . . . . . . . .               65,025
                                                                   ---------------
                  AUTO - ORIGINAL EQUIPMENT - 1.90%
      29,600      Danaher Corp  . . . . . . . . . . . . . . .              910,200
      24,380      Mark IV Industries Inc  . . . . . . . . . .              502,838
                                                                   ---------------
                                                                         1,413,038
                                                                   ---------------
                  BANKS - REGIONAL - 1.10%
       7,300      Midlantic Corp  . . . . . . . . . . . . . .              438,912
      10,400      SouthTrust Corp . . . . . . . . . . . . . .              263,900
       1,900      Star Banc Corp  . . . . . . . . . . . . . .              113,762
                                                                   ---------------
                                                                           816,574
                                                                   ---------------
                  BEVERAGE - BREWERS/
                  DISTRIBUTORS - 0.86%
       3,500   *  Canandaigua Wine Co Inc Class A . . . . . .              117,250
      16,500   *  Robert Mondavi Corp Class A . . . . . . . .              525,938
                                                                   ---------------
                                                                           643,188
                                                                   ---------------
                  BEVERAGE - SOFT DRINKS - 0.52%
      13,300      Coca Cola Enterprises Inc . . . . . . . . .              385,700
                                                                   ---------------
                  BROADCASTING - 1.80%
      15,000   *  Evergreen Media . . . . . . . . . . . . . .              363,750
       7,000   *  Heritage Media Corp Class A . . . . . . . .              182,875
      16,464   *  Viacom Inc Class B  . . . . . . . . . . . .              794,388
                                                                   ---------------
                                                                         1,341,013
                                                                   ---------------
                  CHEMICAL - MAJOR - 0.99%
      13,400      Hercules Inc  . . . . . . . . . . . . . . .              735,325
                                                                   ---------------
                  CHEMICAL - MISCELLANEOUS - 2.26%
       7,800   *  Airgas Inc  . . . . . . . . . . . . . . . .              218,400
      18,500      Praxair Inc . . . . . . . . . . . . . . . .              538,813
      12,200      Sigma Aldrich . . . . . . . . . . . . . . .              600,850
      24,000      Terra Industries Inc  . . . . . . . . . . .              327,000
                                                                   ---------------
                                                                         1,685,063
                                                                   ---------------
                  CONGLOMERATES - 1.04%
       2,500   *  ITT Corp  . . . . . . . . . . . . . . . . .              306,563
       1,600      Loews Corp  . . . . . . . . . . . . . . . .              245,600
       4,600      Tenneco Inc . . . . . . . . . . . . . . . .              220,800
                                                                   ---------------
                                                                           772,963
                                                                   ---------------
                  CONSUMER FINANCE - 0.26%
       8,700      Countrywide Credit Industries Inc . . . . .              191,400
                                                                   ---------------
                  CONTAINERS - PAPER - 0.15%
       3,700   *  Sealed Air Corp . . . . . . . . . . . . . .              112,850
                                                                   ---------------
                  DRUGS - 1.70%
      30,600      Mylan Labs Inc  . . . . . . . . . . . . . .              715,275
       9,500      Pfizer Inc  . . . . . . . . . . . . . . . .              551,000
                                                                   ---------------
                                                                         1,266,275
                                                                   ---------------
                  ELECTRICAL EQUIPMENT - 1.66%
       4,400      AMP Inc . . . . . . . . . . . . . . . . . .              176,550
       7,800   *  Anixter International Inc . . . . . . . . .              138,450
       3,800   *  Cabletron Systems Inc . . . . . . . . . . .              315,400
       4,250      Molex Inc . . . . . . . . . . . . . . . . .              142,375
      11,800      Philips Electric - ADR  . . . . . . . . . .              461,675
                                                                   ---------------
                                                                         1,234,450
                                                                   ---------------
                  ELECTRONIC INSTRUMENTS - 3.74%
       2,100   *  Dionex Corp . . . . . . . . . . . . . . . .              118,650
       7,100      Perkin Elmer Corp . . . . . . . . . . . . .              255,600
      22,500   *  Symbol Technologies Inc . . . . . . . . . .              866,250
      13,100      Tektronix Inc . . . . . . . . . . . . . . .              705,763
      23,910   *  Vishay Intertechnology Inc  . . . . . . . .              836,850
                                                                   ---------------
                                                                         2,783,113
                                                                   ---------------
                  ENTERTAINMENT - 0.99%
       3,500   *  Gtech Holdings Corp . . . . . . . . . . . .               99,750
      10,800   *  Harrahs Entertainment Inc . . . . . . . . .              268,650
       6,200      Walt Disney Co  . . . . . . . . . . . . . .              372,775
                                                                   ---------------
                                                                           741,175
                                                                   ---------------
                  FERTILIZERS - 0.65%
       3,700   *  First Mississippi Corp  . . . . . . . . . .               94,350
       5,000      IMC Global Inc  . . . . . . . . . . . . . .              386,875
                                                                   ---------------
                                                                           481,225
                                                                   ---------------
                  FINANCE COMPANIES - 1.83%
       4,000   *  Credit Acceptance Corp  . . . . . . . . . .               82,000
      26,400      Green Tree Financial Corp . . . . . . . . .              745,800
       4,200      Household International Inc . . . . . . . .              262,500
       5,700      Money Store Inc . . . . . . . . . . . . . .              269,325
                                                                   ---------------
                                                                         1,359,625
                                                                   ---------------
                  FOODS - 1.78%
       6,600      H J Heinz Co  . . . . . . . . . . . . . . .              210,375
      16,000      IBP Inc . . . . . . . . . . . . . . . . . .            1,000,000
       2,000      Pioneer Hi Bred International Inc . . . . .              114,500
                                                                   ---------------
                                                                         1,324,875
                                                                   ---------------
                  FOOTWEAR - 0.58%
       7,400      Nike Inc Class B  . . . . . . . . . . . . .              429,200
                                                                   ---------------


================================================================================
GROWTH & INCOME FUND - CONTINUED  November 30, 1995      STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                                                     (Unaudited)


   NUMBER                                                                MARKET
  OF SHARES                                                               VALUE
----------------------------------------------------------------------------------
                  FREIGHT - 0.11%
       3,000      Stolt Nielsen . . . . . . . . . . . . . . .      $        84,188
                                                                   ---------------
                  GOLD MINING - 0.07%
       2,621   *  Firstmiss Gold Inc  . . . . . . . . . . . .               51,437
                                                                   ---------------
                  HARDWARE & TOOLS - 1.20%
      24,000      Black & Decker Corp . . . . . . . . . . . .              897,000
                                                                   ---------------
                  HEALTHCARE - 2.49%
      20,600      Cardinal Health Inc . . . . . . . . . . . .            1,112,400
      10,000   *  Healthcare Compare Corp . . . . . . . . . .              391,250
      13,000      Invacare Corp . . . . . . . . . . . . . . .              347,750
                                                                   ---------------
                                                                         1,851,400
                                                                   ---------------
                  HEAVY DUTY TRUCKS/PARTS - 0.08%
       3,030   *  Raymond Corp  . . . . . . . . . . . . . . .               62,873
                                                                   ---------------
                  HOME BUILDERS - 1.39%
      36,925      Clayton Homes Inc . . . . . . . . . . . . .            1,033,900
                                                                   ---------------
                  HOSPITAL MANAGEMENT - 0.82%
      18,900      Surgical Care Affiliates Inc  . . . . . . .              614,250
                                                                   ---------------
                  HOSPITAL SUPPLIES - 5.79%
       8,600      Becton Dickinson & Co . . . . . . . . . . .              599,850
       9,200   *  Boston Scientific Corp  . . . . . . . . . .              372,600
       9,100      Johnson & Johnson . . . . . . . . . . . . .              788,288
      25,400      Medtronic Inc . . . . . . . . . . . . . . .            1,393,825
       9,856   *  Nellcor Inc . . . . . . . . . . . . . . . .              566,720
      15,000   *  St Jude Medical Inc . . . . . . . . . . . .              592,500
                                                                   ---------------
                                                                         4,313,783
                                                                   ---------------
                  HOUSEHOLD PRODUCTS - 0.29%
       2,500      Procter & Gamble Co . . . . . . . . . . . .              215,938
                                                                   ---------------
                  INFORMATION PROCESSING - 10.58%
      17,900   *  Ceridian Corp . . . . . . . . . . . . . . .              751,800
       4,600   *  Cisco Systems Inc . . . . . . . . . . . . .              386,975
       8,000   *  Compaq Computer Corp  . . . . . . . . . . .              396,000
      16,350      Computer Associates International
                    Inc   . . . . . . . . . . . . . . . . . .            1,070,925
       6,000      Danka Business Systems - ADR  . . . . . . .              204,000
       5,800      First Data Corp . . . . . . . . . . . . . .              411,800
       9,600      HBO & Co  . . . . . . . . . . . . . . . . .              717,600
       2,000      Honeywell Inc . . . . . . . . . . . . . . .               95,250
       7,000      Intel Corp  . . . . . . . . . . . . . . . .              426,125
       8,800      International Business Machines
                    Corp  . . . . . . . . . . . . . . . . . .              850,300
       5,200      Logicon Inc . . . . . . . . . . . . . . . .              146,250
       4,200   *  Medic Computer Systems Inc  . . . . . . . .              268,800
      11,800      National Data Corp  . . . . . . . . . . . .              287,625
       9,250   *  Oracle Systems Inc  . . . . . . . . . . . .              419,718
      14,000      Paychex Inc . . . . . . . . . . . . . . . .              631,750
      13,100      Reynolds & Reynolds Co Class A  . . . . . .              499,435
       5,400   *  Sterling Software Inc . . . . . . . . . . .              318,600
                                                                   ---------------
                                                                         7,882,953
                                                                   ---------------
                  INSURANCE -  CASUALTY - 0.92%
      17,000   *  20th Century Industries . . . . . . . . . .              310,250
      21,800      USF & G Corp  . . . . . . . . . . . . . . .              376,050
                                                                   ---------------
                                                                           686,300
                                                                   ---------------
                  INSURANCE - LIFE - 0.35%
       7,300      American Bankers Insurance Group
                    Inc   . . . . . . . . . . . . . . . . . .              263,713
                                                                   ---------------
                  INSURANCE - MISCELLANEOUS - 0.37%
       5,000      MGIC Investment Corp  . . . . . . . . . . .              278,125
                                                                   ---------------
                  INSURANCE - MULTILINE - 1.16%
       1,000   *  CNA Financial Corp  . . . . . . . . . . . .              116,125
      12,600      Travelers Group Inc . . . . . . . . . . . .              749,700
                                                                   ---------------
                                                                           865,825
                                                                   ---------------
                  LEISURE TIME - 1.11%
      12,600   *  Bally Entertainment Group . . . . . . . . .              152,775
       8,900   *  Circus Circus Enterprise Inc  . . . . . . .              246,975
      12,700   *  Mirage Resorts Inc  . . . . . . . . . . . .              430,213
                                                                   ---------------
                                                                           829,963
                                                                   ---------------
                  LODGING - 1.10%
       2,000   *  HFS Inc . . . . . . . . . . . . . . . . . .              138,500
      13,000   *  Host Marriott Corp  . . . . . . . . . . . .              167,375
      18,800      Louisiana Quinta Inns Inc . . . . . . . . .              509,950
                                                                   ---------------
                                                                           815,825
                                                                   ---------------
                  MACHINERY - CONSTRUCTION &
                  CONTRACTS - 1.01%
      13,650      Blount International Inc Class A  . . . . .              411,206
      10,100      Harnischfeger Industries Inc  . . . . . . .              342,138
                                                                   ---------------
                                                                           753,344
                                                                   ---------------
                  MACHINERY -
                  INDUSTRIAL/SPECIALTY - 3.54%
      11,200      Dover Corp  . . . . . . . . . . . . . . . .              435,400
      24,000      IDEX Corp . . . . . . . . . . . . . . . . .              987,000
      13,800      JLG Industries Inc  . . . . . . . . . . . .              391,575
         800      Pacific Scientific Co . . . . . . . . . . .               20,300
       6,100      Pall Corp . . . . . . . . . . . . . . . . .              165,463
      17,400      Parker Hannifin Corp  . . . . . . . . . . .              639,450
                                                                   ---------------
                                                                         2,639,188
                                                                   ---------------
                  MEDICAL TECHNOLOGY - 0.63%
       3,500   *  Bio Rad Laboratories Inc Class A  . . . . .              144,375
       8,000   *  Quintiles Transnational Corp  . . . . . . .              324,000
                                                                   ---------------
                                                                           468,375
                                                                   ---------------
                  MERCHANDISE - DRUG - 0.30%
       7,100      Rite Aid Corp . . . . . . . . . . . . . . .              221,875
                                                                   ---------------
                  MERCHANDISE - SPECIALTY - 4.26%
       3,500   *  Colonial Data Technologies  . . . . . . . .               55,562
       6,900   *  Consolidated Stores Inc . . . . . . . . . .              170,775
      17,500      Dollar General Corp . . . . . . . . . . . .              474,687
      17,600   *  General Nutrition Cos Inc . . . . . . . . .              389,400



================================================================================
GROWTH & INCOME FUND - CONTINUED  November 30, 1995      STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                                                     (Unaudited)


   NUMBER                                                                MARKET
  OF SHARES                                                               VALUE
----------------------------------------------------------------------------------
                  MERCHANDISE - SPECIALTY - Continued
       8,300      Jostens Inc . . . . . . . . . . . . . . . .      $       205,425
       6,000   *  Micro Warehouse Inc . . . . . . . . . . . .              282,000
      18,000   *  Office Depot Inc  . . . . . . . . . . . . .              441,000
      40,250   *  Staples Inc . . . . . . . . . . . . . . . .            1,026,375
       6,900   *  Waban Inc . . . . . . . . . . . . . . . . .              127,650
                                                                   ---------------
                                                                         3,172,874
                                                                   ---------------
                  MERCHANDISING - FOOD - 2.16%
      13,500   *  Kroger Co . . . . . . . . . . . . . . . . .              452,250
      24,800   *  Safeway Inc . . . . . . . . . . . . . . . .            1,153,200
                                                                   ---------------
                                                                         1,605,450
                                                                   ---------------
                  METALS - MISCELLANEOUS - 0.21%
       6,700      Engelhard Corp  . . . . . . . . . . . . . .              156,613
                                                                   ---------------
                  MISCELLANEOUS - 2.90%
      19,050   *  CUC International Inc . . . . . . . . . . .              723,900
      24,200      Equifax Inc . . . . . . . . . . . . . . . .            1,013,375
      14,800      Manpower Inc  . . . . . . . . . . . . . . .              395,900
       2,400      Uniforce Temp Personnel Inc . . . . . . . .               23,400
                                                                   ---------------
                                                                         2,156,575
                                                                   ---------------
                  MOBILE HOMES - 1.67%
      30,400      Oakwood Homes Corp  . . . . . . . . . . . .            1,246,400
                                                                   ---------------
                  NATURAL GAS - DIVERSIFIED - 0.58%
      15,200      Panhandle Eastern Corp  . . . . . . . . . .              431,300
                                                                   ---------------
                  OIL - INTEGRATED DOMESTIC - 1.44%
       7,400      Amoco Corp  . . . . . . . . . . . . . . . .              501,350
      11,600      Occidental Petroleum Corp . . . . . . . . .              256,650
       4,400      Phillips Petroleum Co . . . . . . . . . . .              146,300
       9,000      USX Marathon Group  . . . . . . . . . . . .              165,375
                                                                   ---------------
                                                                         1,069,675
                                                                   ---------------
                  OIL - INTEGRATED
                  INTERNATIONAL - 1.22%
       5,145      British Petroleum Co Plc - ADR  . . . . . .              491,991
       6,300      Imperial Oil Ltd  . . . . . . . . . . . . .              219,712
       1,900      Mobil Corp  . . . . . . . . . . . . . . . .              198,312
                                                                   ---------------
                                                                           910,015
                                                                   ---------------
                  OIL - SERVICES - 1.62%
       4,000   *  BJ Services Co  . . . . . . . . . . . . . .               98,500
      18,400      Halliburton Co  . . . . . . . . . . . . . .              798,100
       3,900      Schlumberger Ltd  . . . . . . . . . . . . .              247,650
       3,700   *  Smith International Inc . . . . . . . . . .               62,438
                                                                   ---------------
                                                                         1,206,688
                                                                   ---------------
                  OIL/GAS PRODUCERS - 0.40%
       7,400      Norsk Hydro A S - ADR . . . . . . . . . . .              300,625
                                                                   ---------------

                  PAPER/FOREST PRODUCTS - 1.52%
       3,400      Boise Cascade Corp  . . . . . . . . . . . .              126,650
       9,000      James River Corp  . . . . . . . . . . . . .              283,500
      12,600      Scott Paper Co  . . . . . . . . . . . . . .              719,775
                                                                   ---------------
                                                                         1,129,925
                                                                   ---------------
                  POLLUTION CONTROL - 1.42%
      13,400      Browning Ferris Industries Inc  . . . . . .              403,675
      16,000   *  Sanifill Inc  . . . . . . . . . . . . . . .              536,000
       3,000   *  United Waste Systems Inc  . . . . . . . . .              119,625
                                                                   ---------------
                                                                         1,059,300
                                                                   ---------------
                  PUBLISHING - NEWS - 1.06%
      18,900      New York Times Co Class A . . . . . . . . .              557,550
       4,100      Reuters Holdings Plc - ADR  . . . . . . . .              231,138
                                                                   ---------------
                                                                           788,688
                                                                   ---------------
                  RAILROAD - 0.50%
       4,600      Burlington Northern Inc . . . . . . . . . .              370,875
                                                                   ---------------
                  RESTAURANTS - 0.41%
      10,900      Applebees International Inc . . . . . . . .              302,475
                                                                   ---------------
                  SECURITIES RELATED - 0.60%
      10,600      American Express Co . . . . . . . . . . . .              450,500
                                                                   ---------------
                  TELECOMMUNICATIONS - 3.14%
      15,000   *  ADC Telecommunications Inc  . . . . . . . .              682,500
      12,650   *  Andrew Corp . . . . . . . . . . . . . . . .              547,113
      17,000   *  InterMediate Telephone Inc  . . . . . . . .              284,750
       4,000   *  Qualcomm Inc  . . . . . . . . . . . . . . .              165,500
       4,000      Telecomm Corp New Zealand
                    Ltd - ADR . . . . . . . . . . . . . . . .              268,000
      12,000   *  Worldcom Inc  . . . . . . . . . . . . . . .              390,000
                                                                   ---------------
                                                                         2,337,863
                                                                   ---------------
                  TOBACCO - 1.65%
      14,000      Philip Morris Cos Inc . . . . . . . . . . .            1,228,500
                                                                   ---------------
                  TRUCKERS - 0.36%
      10,100      Consolidated Freightways Inc  . . . . . . .              265,125
                                                                   ---------------
                  UTILITIES - COMMUNICATION - 0.86%
       7,800      Century Telephone Enterprises Inc . . . . .              243,750
      13,300      Cincinnati Bell Inc . . . . . . . . . . . .              397,338
                                                                   ---------------
                                                                           641,088
                                                                   ---------------
                  UTILITIES - ELECTRIC - 0.18%
       4,800      Illinova Corp . . . . . . . . . . . . . . .              136,200
                                                                   ---------------
                  UTILITIES - GAS, PIPELINE - 0.67%
      11,900      Williams Cos Inc  . . . . . . . . . . . . .              499,800
                                                                   ---------------
                  TOTAL COMMON STOCKS
                  (Cost $56,420,358)  . . . . . . . . . . . .           68,338,046
                                                                   ---------------

      PAR
     VALUE
----------------------------------------------------------------------------------
                  CORPORATE SHORT TERM
                  COMMERCIAL PAPER - 9.06%

                  CONSUMER FINANCE - 4.60%
$  2,839,000      Beneficial Corp,
                    5.77% due 12/4/95 . . . . . . . . . . . .            2,837,635

================================================================================
GROWTH & INCOME FUND - CONTINUED  November 30, 1995      STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                                                     (Unaudited)


   PAR                                                                    MARKET
  VALUE                                                                    VALUE
----------------------------------------------------------------------------------
                  CONSUMER FINANCE - Continued
$    591,000      Sears Roebuck Acceptance Corp,
                    5.75% due 12/6/95 . . . . . . . . . . . .      $       590,528
                                                                   ---------------
                                                                         3,428,163
                                                                   ---------------
                  SECURITIES RELATED - 4.46%
   3,318,000      Merrill Lynch & Co Inc,
                    5.85% due 12/1/95 . . . . . . . . . . . .            3,318,000
                                                                   ---------------
                  TOTAL CORPORATE SHORT
                  TERM COMMERCIAL PAPER
                  (Cost $6,746,163) . . . . . . . . . . . . .            6,746,163
                                                                   ---------------
                  TOTAL INVESTMENTS
                  (Cost $63,166,521) - 100.82%  . . . . . . .           75,084,209
                  Other assets and liabilities,
                    net - (0.82%)   . . . . . . . . . . . . .             (613,380)
                                                                   ---------------
                  NET ASSETS (equivalent
                    to $12.99 per share on
                    5,734,348 shares
                    outstanding) - 100%   . . . . . . . . . .      $    74,470,829
                                                                   ---------------

               *  Non-income producing


----------------------------------------------------------------------------------

NET ASSETS REPRESENTED BY:
Capital stock, $.01 par value per share,
  1,000,000,000 shares authorized,
  5,734,348 shares outstanding  . . . . . . . . . . . . . . . .    $        57,343
Additional paid in capital  . . . . . . . . . . . . . . . . . .         62,093,362
Accumulated net realized gain on securities . . . . . . . . . .            388,117
Undistributed net investment income . . . . . . . . . . . . . .             14,319
Unrealized appreciation of securities . . . . . . . . . . . . .         11,917,688
                                                                   ---------------
NET ASSETS APPLICABLE TO SHARES
  OUTSTANDING . . . . . . . . . . . . . . . . . . . . . . . . .    $    74,470,829
                                                                   ---------------


SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
GROWTH & INCOMEFUND                                        FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                                                                     (Unaudited)

STATEMENT OF OPERATIONS
For the six months ended November 30, 1995

INVESTMENT INCOME:
Dividends . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $      261,551
Interest  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           158,644
                                                                             --------------
   Total investment income  . . . . . . . . . . . . . . . . . . . . . . .           420,195
                                                                             --------------
EXPENSES:
Advisory fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           218,919
Directors' fees and expenses  . . . . . . . . . . . . . . . . . . . . . .             1,066
Miscellaneous . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             8,293
                                                                             --------------
   Total expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . .           228,278
                                                                             --------------
NET INVESTMENT INCOME . . . . . . . . . . . . . . . . . . . . . . . . . .           191,917
                                                                             --------------
REALIZED AND UNREALIZED GAIN ON SECURITIES:
Net realized gain on securities . . . . . . . . . . . . . . . . . . . . .           861,048
Net unrealized appreciation on securities during the period . . . . . . .         7,909,104
                                                                             --------------
     Net realized and unrealized gain on securities during the period   .         8,770,152
                                                                             --------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS  . . . . . . . . . . . .    $    8,962,069
                                                                             --------------


STATEMENT OF CHANGES IN NET ASSETS

                                                              For the six     For the fiscal
                                                              months ended      year ended
                                                            November 30,1995   May 31, 1995
                                                            -------------------------------
OPERATIONS:
Net investment income . . . . . . . . . . . . . . . . .    $       191,917   $      202,114
Net realized gain (loss) on securities  . . . . . . . .            861,048         (401,877)
Net unrealized appreciation of securities
   during the period  . . . . . . . . . . . . . . . . .          7,909,104        4,070,674
                                                           --------------------------------
   Increase in net assets resulting from operations . .          8,962,069        3,870,911
                                                           --------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income . . . . . . . . . . . . . . . . .           (180,219)        (202,618)
                                                           ---------------------------------
CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold  . . . . . . . . . . .         23,784,967       29,191,427
Proceeds from capital stock issued for
   distributions reinvested . . . . . . . . . . . . . .            180,219          202,618
                                                           --------------------------------
                                                                23,965,186       29,394,045
Cost of capital stock repurchased . . . . . . . . . . .         (1,142,715)         (85,788)
                                                           ---------------------------------
   Increase in net assets resulting from capital
   stock transactions . . . . . . . . . . . . . . . . .         22,822,471       29,308,257
                                                           --------------------------------
TOTAL INCREASE IN NET ASSETS  . . . . . . . . . . . . .         31,604,321       32,976,550
NET ASSETS:
Beginning of period . . . . . . . . . . . . . . . . . .         42,866,508        9,889,958
                                                           --------------------------------
End of period (including undistributed net
   investment income of $14,319 and $2,621) . . . . . .    $    74,470,829   $   42,866,508
                                                           --------------------------------
CHANGE IN SHARES OUTSTANDING:
Shares of capital stock sold  . . . . . . . . . . . . .          1,942,567        2,853,051
Shares issued for distributions reinvested  . . . . . .             14,520           19,591
Shares of capital stock repurchased   . . . . . . . . .            (89,326)          (8,074)
                                                           ---------------------------------
   Increase in shares outstanding . . . . . . . . . . .          1,867,761        2,864,568
Shares outstanding:
   Beginning of period  . . . . . . . . . . . . . . . .          3,866,587        1,002,019
                                                           --------------------------------
   End of period  . . . . . . . . . . . . . . . . . . .          5,734,348        3,866,587
                                                           --------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
SCIENCE & TECHNOLOGY FUND         November 30, 1995      STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                                                     (Unaudited)

   NUMBER                                                                MARKET
  OF SHARES                                                               VALUE
----------------------------------------------------------------------------------
                  COMMON STOCKS - 83.82%

                  AEROSPACE/DEFENSE - 1.02%
     139,600      OEA Inc . . . . . . . . . . . . . . . . . .      $     3,786,650
                                                                   ---------------
                  DRUGS - 3.52%
     225,000   *  ALZA Corp . . . . . . . . . . . . . . . . .            5,175,000
      75,000   *  Amgen Inc . . . . . . . . . . . . . . . . .            3,721,875
     150,000   *  Cephalon Inc  . . . . . . . . . . . . . . .            4,162,500
                                                                   ---------------
                                                                        13,059,375
                                                                   ---------------
                  ELECTRICAL EQUIPMENT - 0.37%
      34,100   *  Microchip Technology Inc  . . . . . . . . .            1,381,050
                                                                   ---------------
                  INFORMATION PROCESSING -
                  BUSINESS SOFTWARE - 20.65%
     230,000      Adobe Systems Inc . . . . . . . . . . . . .           15,553,750
      70,000   *  Baan Co . . . . . . . . . . . . . . . . . .            3,176,250
     350,000   *  BMC Software Inc  . . . . . . . . . . . . .           14,787,500
     200,000   *  C ATS Software Inc  . . . . . . . . . . . .            1,350,000
     187,500   *  Cadence Design Systems Inc  . . . . . . . .            6,750,000
      60,000   *  Microsoft Corp  . . . . . . . . . . . . . .            5,227,500
      80,000   *  Peoplesoft Inc  . . . . . . . . . . . . . .            3,360,000
     400,000   *  Platinum Technology Inc . . . . . . . . . .            6,700,000
     180,000   *  Synopsys Inc  . . . . . . . . . . . . . . .            6,210,000
     132,800   *  Tivoli Systems Inc  . . . . . . . . . . . .            3,950,800
      97,300   *  Verity Inc  . . . . . . . . . . . . . . . .            4,840,675
      36,100   *  Visio Corp  . . . . . . . . . . . . . . . .              965,675
     198,500   *  Xcellenet Incorp  . . . . . . . . . . . . .            3,821,125
                                                                   ---------------
                                                                        76,693,275
                                                                   ---------------
                  INFORMATION PROCESSING -
                  COMPUTER HARDWARE SYSTEMS - 2.06%
      85,000      Hewlett Packard Co  . . . . . . . . . . . .            7,044,375
      11,100   *  Komag Inc . . . . . . . . . . . . . . . . .              589,688
                                                                   ---------------
                                                                         7,634,063
                                                                   ---------------
                  INFORMATION PROCESSING -
                  COMPUTER SERVICES - 12.33%
     250,000   *  America Online Inc  . . . . . . . . . . . .           10,218,750
     175,000      First Data Corp . . . . . . . . . . . . . .           12,425,000
      90,000   *  Security Dynamics Technologies  . . . . . .            4,455,000
     200,000   *  Silicon Graphics Inc  . . . . . . . . . . .            7,300,000
     250,000   *  SunGard Data Systems Inc  . . . . . . . . .            7,187,500
     250,000   *  Tech Data Corp  . . . . . . . . . . . . . .            4,218,750
                                                                   ---------------
                                                                        45,805,000
                                                                   ---------------
                  INFORMATION PROCESSING -
                  CONSUMER SOFTWARE - 9.13%
     126,000   *  Broderbund Software Inc . . . . . . . . . .            8,158,500
     153,000   *  Electronic Arts . . . . . . . . . . . . . .            5,221,125
     150,000   *  Expert Software Inc . . . . . . . . . . . .            2,531,250
     170,000   *  Intuit  . . . . . . . . . . . . . . . . . .           14,280,000
      80,000   *  Macromedia Inc  . . . . . . . . . . . . . .            3,720,000
                                                                   ---------------
                                                                        33,910,875
                                                                   ---------------

                  INFORMATION PROCESSING -
                  NETWORKING - 7.87%
      85,000   *  Alantec Corp  . . . . . . . . . . . . . . .            3,463,750
     150,000   *  Bay Networks Inc  . . . . . . . . . . . . .            6,750,000
      70,000   *  Cascade Communications Corp . . . . . . . .            6,107,500
      45,000   *  Cisco Systems Inc . . . . . . . . . . . . .            3,785,625
      50,000   *  Shiva Corp  . . . . . . . . . . . . . . . .            3,700,000
       3,000   *  Sync Research Inc . . . . . . . . . . . . .              152,250
     115,000   *  3COM Corp . . . . . . . . . . . . . . . . .            5,261,250
                                                                   ---------------
                                                                        29,220,375
                                                                   ---------------
                  MEDICAL TECHNOLOGY - 1.43%
     300,000   *  Haemonetics Corp  . . . . . . . . . . . . .            5,325,000
                                                                   ---------------
                  SECURITIES RELATED - 0.30%
     125,000   *  Investment Technology Group Inc . . . . . .            1,125,000
                                                                   ---------------
                  SEMICONDUCTORS - 11.10%
     200,000   *  Actel Corp  . . . . . . . . . . . . . . . .            2,650,000
      25,000   *  Altera Corp . . . . . . . . . . . . . . . .            1,450,000
      31,600   *  Analog Devices Inc  . . . . . . . . . . . .            1,169,200
      80,000   *  Applied Materials Inc . . . . . . . . . . .            3,890,000
     196,200   *  Cirrus Logic Inc  . . . . . . . . . . . . .            5,689,800
     150,000   *  Maxim Integrated Products Inc . . . . . . .           11,250,000
     175,000   *  Silicon Valley Group Inc  . . . . . . . . .            4,768,750
     214,300   *  Xilinx Inc  . . . . . . . . . . . . . . . .            6,884,387
      99,600   *  Zilog Inc . . . . . . . . . . . . . . . . .            3,473,550
                                                                   ---------------
                                                                        41,225,687
                                                                   ---------------
                  TELECOMMUNICATIONS - 14.04%
     200,000   *  Airtouch Communications Inc . . . . . . . .            5,825,000
     110,000   *  Ascend Communications Inc . . . . . . . . .            7,865,000
     350,000   *  Centennial Cellular Corp Class A  . . . . .            6,650,000
     300,000   *  Mobile Telecommunication  . . . . . . . . .            6,900,000
      60,000      Nokia Corp - ADR  . . . . . . . . . . . . .            3,255,000
     400,000   *  Panamsat Corp . . . . . . . . . . . . . . .            7,200,000
     400,000      Vodafone Group Plc - ADR  . . . . . . . . .           14,450,000
                                                                   ---------------
                                                                        52,145,000
                                                                   ---------------
                  TOTAL COMMON STOCKS
                  (Cost $249,738,666) . . . . . . . . . . . .          311,311,350
                                                                   ---------------



       PAR
      VALUE
----------------------------------------------------------------------------------
                  CORPORATE SHORT TERM
                  COMMERCIAL PAPER - 18.72%

                  CONSUMER FINANCE - 7.48%
                  Beneficial Corp:
$  3,969,000        5.77% due 12/11/95  . . . . . . . . . . .            3,962,639
   7,861,000        5.72% due 12/7/95 . . . . . . . . . . . .            7,853,506
                  Sears Roebuck Acceptance Corp:
   8,000,000        5.79% due 12/8/95 . . . . . . . . . . . .            7,990,993
   7,947,000        5.76% due 12/1/95 . . . . . . . . . . . .            7,947,000
                                                                   ---------------
                                                                        27,754,138
                                                                   ---------------

================================================================================
SCIENCE & TECHNOLOGY FUND - CONTINUED  November 30, 1995 STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                                                     (Unaudited)

   PAR                                                                    MARKET
  VALUE                                                                    VALUE
----------------------------------------------------------------------------------
                  FINANCE COMPANIES - 8.25%
$  9,028,000      Ford Motor Credit Co,
                    5.74% due 12/1/95 . . . . . . . . . . . .      $     9,028,000
   8,626,000      General Electric Capital Corp,
                    5.76% due 12/4/95 . . . . . . . . . . . .            8,621,859
  13,004,000      IBM Credit Corp,
                    5.73% due 12/6/95 . . . . . . . . . . . .           12,993,651
                                                                   ---------------
                                                                        30,643,510
                                                                   ---------------
                  SECURITIES RELATED - 2.99%
  11,121,000      Merrill Lynch & Co Inc,
                    5.78% due 12/5/95 . . . . . . . . . . . .           11,113,858
                                                                   ---------------
                  TOTAL CORPORATE SHORT TERM
                  COMMERCIAL PAPER
                  (Cost $69,511,506)  . . . . . . . . . . . .           69,511,506
                                                                   ---------------
                  TOTAL INVESTMENTS
                  (Cost $319,250,172) - 102.54%   . . . . . .          380,822,856
                  Other assets and liabilities,
                    net - (2.54%)   . . . . . . . . . . . . .           (9,440,299)
                                                                   ---------------
                  NET ASSETS (equivalent
                    to $20.29 per share
                    on 18,300,923 shares
                    outstanding) - 100%   . . . . . . . . . .      $   371,382,557
                                                                   ---------------


               *  Non-income producing



-----------------------------------------------------------------------------------

NET ASSETS REPRESENTED BY:
Capital stock, $.01 par value per share,
  1,000,000,000 shares authorized,
  18,300,923 shares outstanding . . . . . . . . . . . . . . . .    $       183,009
Additional paid in capital  . . . . . . . . . . . . . . . . . .        268,283,818
Undistributed net realized gain on securities . . . . . . . . .         41,320,244
Undistributed net investment income . . . . . . . . . . . . . .             22,802
Unrealized appreciation of securities . . . . . . . . . . . . .         61,572,684
                                                                   ---------------
NET ASSETS APPLICABLE TO SHARES
  OUTSTANDING . . . . . . . . . . . . . . . . . . . . . . . . .    $   371,382,557
                                                                   ---------------


SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
SCIENCE & TECHNOLOGY FUND                                  FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                                                                     (Unaudited)

STATEMENT OF OPERATIONS
For the six months ended November 30, 1995

INVESTMENT INCOME:
Dividends (net of foreign withholding taxes of $13,361) . . . . . . . . .    $      213,637
Interest  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         1,450,777
                                                                             --------------
   Total investment income  . . . . . . . . . . . . . . . . . . . . . . .         1,664,414
                                                                             --------------
EXPENSES:
Advisory fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         1,258,935
Directors' fees and expenses  . . . . . . . . . . . . . . . . . . . . . .             4,651
Miscellaneous . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            42,847
                                                                             --------------
   Total expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . .         1,306,433
                                                                             --------------
NET INVESTMENT INCOME . . . . . . . . . . . . . . . . . . . . . . . . . .           357,981
                                                                             --------------
REALIZED AND UNREALIZED GAIN ON SECURITIES AND FOREIGN CURRENCIES:
Net realized gain on:
   Investments  . . . . . . . . . . . . . . . . . . . .    $    32,643,197
   Foreign currency transactions  . . . . . . . . . . .             56,759       32,699,956
                                                           ---------------
Net unrealized appreciation of securities during the period . . . . . . .        47,231,409
                                                                             --------------
   Net realized and unrealized gain on securities during the period . . .        79,931,365
                                                                             --------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS  . . . . . . . . . . . .    $   80,289,346
                                                                             --------------


STATEMENT OF CHANGES IN NET ASSETS

                                                              For the six     For the fiscal
                                                              months ended      year ended
                                                           November 30, 1995   May 31, 1995
                                                           --------------------------------
OPERATIONS:
Net investment income . . . . . . . . . . . . . . . . .    $       357,981   $      231,664
Net realized gain on securities . . . . . . . . . . . .         32,699,956        9,293,121
Net unrealized appreciation of securities
   during the period  . . . . . . . . . . . . . . . . .         47,231,409       14,512,577
                                                           --------------------------------
   Increase in net assets resulting from operations . .         80,289,346       24,037,362
                                                           --------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income . . . . . . . . . . . . . . . . .           (365,398)        (194,344)
Net realized gain on securities . . . . . . . . . . . .                  -         (680,121)
                                                           --------------------------------
   Decrease in net assets resulting from distributions
   to shareholders  . . . . . . . . . . . . . . . . . .           (365,398)        (874,465)
                                                           --------------------------------
CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold  . . . . . . . . . . .        143,289,993      138,322,673
Proceeds from capital stock issued for
   distributions reinvested . . . . . . . . . . . . . .            365,398          874,465
                                                           --------------------------------
        . . . . . . . . . . . . . . . . . . . . . . . .        143,655,391      139,197,138
Cost of capital stock repurchased . . . . . . . . . . .        (18,879,822)      (5,510,922)
                                                           --------------------------------
   Increase in net assets resulting from capital
   stock transactions . . . . . . . . . . . . . . . . .        124,775,569      133,686,216
                                                           --------------------------------
TOTAL INCREASE IN NET ASSETS  . . . . . . . . . . . . .        204,699,517      156,849,113
NET ASSETS:
Beginning of period . . . . . . . . . . . . . . . . . .        166,683,040        9,833,927
                                                           --------------------------------
End of period (including undistributed net
   investment income of $22,802 and $30,219)  . . . . .    $   371,382,557   $  166,683,040
                                                           --------------------------------
CHANGE IN SHARES OUTSTANDING:
Shares of capital stock sold  . . . . . . . . . . . . .          7,726,177       10,904,305
Shares issued for distributions reinvested  . . . . . .             19,752           69,381
Shares of capital stock repurchased   . . . . . . . . .           (995,202)        (424,004)
                                                           ---------------------------------
   Increase in shares outstanding . . . . . . . . . . .          6,750,727       10,549,682
Shares outstanding:
   Beginning of period  . . . . . . . . . . . . . . . .         11,550,196        1,000,514
                                                           --------------------------------
   End of period  . . . . . . . . . . . . . . . . . . .         18,300,923       11,550,196
                                                           --------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
SOCIAL AWARENESS FUND         November 30, 1995          STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                                                     (Unaudited)

   NUMBER                                                               MARKET
  OF SHARES                                                              VALUE
-----------------------------------------------------------------------------------
                  COMMON STOCKS - 98.60%

                  ADVERTISING - 0.23%
       3,968      Interpublic Group of Cos Inc  . . . . . . .      $       152,272
                                                                   ---------------
                  AIRLINES - 0.48%
       2,676   *  AMR Corp  . . . . . . . . . . . . . . . . .              205,048
         753      Delta Air Lines Inc . . . . . . . . . . . .               58,452
       2,185      Southwest Airlines Co . . . . . . . . . . .               54,625
                                                                   ---------------
                                                                           318,125
                                                                   ---------------
                  APPLIANCES/FURNISHINGS - 0.26%
       3,174      Whirlpool Corp  . . . . . . . . . . . . . .              176,157
                                                                   ---------------

                  AUTO - CARS - 0.94%
      12,139      Chrysler Corp . . . . . . . . . . . . . . .              629,711
                                                                   ---------------

                  AUTO - REPLACEMENT PARTS - 0.86%
         698      Echlin Inc  . . . . . . . . . . . . . . . .               25,477
       5,187      Genuine Parts Co  . . . . . . . . . . . . .              209,425
       7,944      Goodyear Tire & Rubber Co . . . . . . . . .              336,627
                                                                   ---------------
                                                                           571,529
                                                                   ---------------

                  BANKS - NEW YORK CITY - 2.75%
       4,141      Bank of New York Inc  . . . . . . . . . . .              195,145
       3,398      Chase Manhattan Corp  . . . . . . . . . . .              206,853
       5,923      Chemical Banking Corp . . . . . . . . . . .              355,380
       8,364      Citicorp  . . . . . . . . . . . . . . . . .              591,753
       6,245      JP Morgan & Co Inc  . . . . . . . . . . . .              490,232
                                                                   ---------------
                                                                         1,839,363
                                                                   ---------------

                  BANKS - OTHER - 1.89%
       1,571      Bank of Boston Corp . . . . . . . . . . . .               72,855
      10,046      BankAmerica Corp  . . . . . . . . . . . . .              639,177
       1,730      First Chicago Corp  . . . . . . . . . . . .              120,235
       5,130      First Union Corp  . . . . . . . . . . . . .              280,226
       1,782      Fleet Financial Group Inc . . . . . . . . .               74,399
         109      Mellon Bank Corp  . . . . . . . . . . . . .                5,832
         377      National City Corp  . . . . . . . . . . . .               12,205
         277      Wells Fargo & Co  . . . . . . . . . . . . .               58,239
                                                                   ---------------
                                                                         1,263,168
                                                                   ---------------
                  BANKS - REGIONAL - 3.18%
      12,074      Banc One Corp . . . . . . . . . . . . . . .              460,321
       1,182      Barnett Banks Inc . . . . . . . . . . . . .               71,068
         242      Comerica Inc  . . . . . . . . . . . . . . .                9,045
       2,353      Corestates Financial Corp . . . . . . . . .               91,179
         454      First Fidelity Bancorp Inc  . . . . . . . .               33,312
         261      First Interstate Bancorp Inc  . . . . . . .               34,974
       4,933      Keycorp . . . . . . . . . . . . . . . . . .              181,904
       7,310      NationsBank Corp  . . . . . . . . . . . . .              521,751
       2,929      NBD Bancorp Inc . . . . . . . . . . . . . .              112,400
       8,434      Norwest Corp  . . . . . . . . . . . . . . .              278,322
       5,366      PNC Bank Corp . . . . . . . . . . . . . . .              156,956
         121      Shawmut National Corp . . . . . . . . . . .                4,538
       1,421      SunTrust Banks Inc  . . . . . . . . . . . .               96,983
       1,543      Wachovia Corp . . . . . . . . . . . . . . .               69,435
                                                                   ---------------
                                                                         2,122,188
                                                                   ---------------

                  BEVERAGE - BREWERS/
                  DISTRIBUTORS - 1.10%
       6,261      Anheuser Busch Cos Inc  . . . . . . . . . .              414,791
       8,789      Seagram Ltd . . . . . . . . . . . . . . . .              320,799
                                                                   ---------------
                                                                           735,590
                                                                   ---------------

                  BEVERAGE - SOFT DRINKS - 4.21%
      25,359      Coca Cola Co  . . . . . . . . . . . . . . .            1,920,944
      16,055      Pepsico Inc . . . . . . . . . . . . . . . .              887,039
                                                                   ---------------
                                                                         2,807,983
                                                                   ---------------

                  BROADCASTING - 1.23%
       2,888      Capital Cities/ABC Inc  . . . . . . . . . .              357,029
         520      Comcast Corp Class A Special  . . . . . . .               10,270
       9,468   *  Tele Communications Inc Class A . . . . . .              175,158
       5,746   *  Viacom Inc Class B  . . . . . . . . . . . .              277,244
                                                                   ---------------
                                                                           819,701
                                                                   ---------------

                  BUILDING MATERIALS - 0.28%
       4,329      Masco Corp  . . . . . . . . . . . . . . . .              127,706
         766   *  Owens Corning Fiberglass Corp . . . . . . .               33,991
         640      Sherwin Williams Co . . . . . . . . . . . .               25,360
                                                                   ---------------
                                                                           187,057
                                                                   ---------------

                  CHEMICAL - MAJOR - 1.63%
         655      BF Goodrich  Co . . . . . . . . . . . . . .               45,932
       4,458      Morton International Inc  . . . . . . . . .              154,358
       9,975      PPG Industries Inc  . . . . . . . . . . . .              452,616
       3,784      Rohm & Haas Co  . . . . . . . . . . . . . .              227,986
       3,432      WR Grace & Co . . . . . . . . . . . . . . .              208,494
                                                                   ---------------
                                                                         1,089,386
                                                                   ---------------

                  CHEMICAL - MISCELLANEOUS - 0.89%
         502      A Schulman Inc  . . . . . . . . . . . . . .                9,475
       2,468      Great Lakes Chemical Corp . . . . . . . . .              175,536
       3,989      Lubrizol Corp . . . . . . . . . . . . . . .              114,185
       3,831      Lyondell Petrochemical Co . . . . . . . . .               93,860
       2,190      Mallinckrodt Group Inc  . . . . . . . . . .               74,734
       3,302      Nalco Chemical Co . . . . . . . . . . . . .              101,124
         968      Praxair Inc . . . . . . . . . . . . . . . .               28,193
                                                                   ---------------
                                                                           597,107
                                                                   ---------------

                  CONGLOMERATES - 0.19%
         266      Ogden Corp  . . . . . . . . . . . . . . . .                5,652
       3,794      Tyco International Ltd  . . . . . . . . . .              119,037
                                                                   ---------------
                                                                           124,689
                                                                   ---------------

                  CONSUMER FINANCE - 0.08%
         339      Beneficial Corp . . . . . . . . . . . . . .               17,204
         894      MBNA Corp . . . . . . . . . . . . . . . . .               36,096
                                                                   ---------------
                                                                            53,300
                                                                   ---------------

                  CONTAINERS - METAL/GLASS - 0.14%
       2,188   *  Crown Cork & Seal Inc . . . . . . . . . . .               91,623
                                                                   ---------------

                  CONTAINERS - PAPER - 0.23%
         355      Chesapeake Corp . . . . . . . . . . . . . .               10,472
         638      Sonoco Products Co  . . . . . . . . . . . .               15,950

================================================================================
SOCIAL AWARENESS FUND - CONTINUED   November 30, 1995    STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                                                     (Unaudited)

   NUMBER                                                               MARKET
  OF SHARES                                                              VALUE
-----------------------------------------------------------------------------------
                  CONTAINERS - PAPER - Continued
       2,786      Temple Inland Inc . . . . . . . . . . . . .      $       126,415
                                                                   ---------------
                                                                           152,837
                                                                   ---------------
                  COSMETICS/TOILETRIES - 1.50%
       2,748      Avon Products Inc . . . . . . . . . . . . .              199,574
      12,381      Gillette Co . . . . . . . . . . . . . . . .              642,264
       3,118      International Flavors & Fragrances  . . . .              159,408
                                                                   ---------------
                                                                         1,001,246
                                                                   ---------------
                  DRUGS - 6.97%
       7,423      American Home Products Corp . . . . . . . .              677,349
       2,534   *  Amgen Inc . . . . . . . . . . . . . . . . .              125,750
      12,955      Bristol Myers Squibb Co . . . . . . . . . .            1,039,639
      23,635      Merck & Co Inc  . . . . . . . . . . . . . .            1,462,415
      11,108      Pfizer Inc  . . . . . . . . . . . . . . . .              644,264
       5,929      Schering Plough Corp  . . . . . . . . . . .              340,176
       4,111      Warner Lambert Co . . . . . . . . . . . . .              366,907
                                                                   ---------------
                                                                         4,656,500
                                                                   ---------------

                  ELECTRICAL EQUIPMENT - 1.49%
       6,963      AMP Inc . . . . . . . . . . . . . . . . . .              279,390
       9,218      Emerson Electric Co . . . . . . . . . . . .              719,004
                                                                   ---------------
                                                                           998,394
                                                                   ---------------

                  ENTERTAINMENT - 1.77%
         657      Hasbro Inc  . . . . . . . . . . . . . . . .               20,038
       5,673      Mattel Inc  . . . . . . . . . . . . . . . .              158,844
       8,902      Time Warner Inc . . . . . . . . . . . . . .              356,080
      10,783      Walt Disney Co  . . . . . . . . . . . . . .              648,328
                                                                   ---------------
                                                                         1,183,290
                                                                   ---------------

                  FINANCE COMPANIES - 0.17%
       1,772      Household International Inc . . . . . . . .              110,750
                                                                   ---------------

                  FOODS - 2.72%
       7,577      Archer Daniels Midland Co . . . . . . . . .              130,703
       5,128      Campbell Soup Co  . . . . . . . . . . . . .              286,527
       5,408      Conagra Inc . . . . . . . . . . . . . . . .              215,644
       4,229      CPC International Inc . . . . . . . . . . .              290,744
       1,516      General Mills Inc . . . . . . . . . . . . .               83,569
       8,307      H J Heinz Co  . . . . . . . . . . . . . . .              264,786
       1,473      Hershey Foods Corp  . . . . . . . . . . . .               90,958
       4,444      Kellogg Co  . . . . . . . . . . . . . . . .              339,410
         814      Quaker Oats Co  . . . . . . . . . . . . . .               28,287
         895      Ralston Purina Co . . . . . . . . . . . . .               57,280
         664      Wm Wrigley Jr Co  . . . . . . . . . . . . .               31,291
                                                                   ---------------
                                                                         1,819,199
                                                                   ---------------

                  FOOTWEAR - 0.20%
       2,359      Nike Inc Class B  . . . . . . . . . . . . .              136,822
                                                                   ---------------

                  FREIGHT - 0.12% . . . . . . . . . . . . . .
       1,110   *  Federal Express Corp  . . . . . . . . . . .               82,973
                                                                   ---------------

                  GOLD MINING - 0.74%
      12,452      Barrick Gold Corp . . . . . . . . . . . . .              328,421
       6,614      Placer Dome Inc . . . . . . . . . . . . . .              163,697
                                                                   ---------------
                                                                           492,118
                                                                   ---------------

                  GOVERNMENT SPONSORED - 1.38%
       3,498      Federal Home Loan Mortgage Corp . . . . . .              269,346
       5,971      Federal National Mortgage Association   . .              653,824
                                                                   ---------------
                                                                           923,170
                                                                   ---------------

                  HARDWARE & TOOLS - 0.03%
         553      Black & Decker Corp . . . . . . . . . . . .               20,668
                                                                   ---------------

                  HEALTHCARE - 0.09%
         616      United Healthcare Corp  . . . . . . . . . .               38,731
         448      US Healthcare Inc . . . . . . . . . . . . .               20,384
                                                                   ---------------
                                                                            59,115
                                                                   ---------------

                  HEAVY DUTY TRUCKS/PARTS - 0.49%
       1,703      Cummins Engine Inc  . . . . . . . . . . . .               66,843
       5,052      Dana Corp . . . . . . . . . . . . . . . . .              147,771
       2,638      Paccar Inc  . . . . . . . . . . . . . . . .              115,412
                                                                   ---------------
                                                                           330,026
                                                                   ---------------

                  HOSPITAL MANAGEMENT - 0.55%
       7,143      Columbia / HCA Healthcare Corp  . . . . . .              368,757
                                                                   ---------------

                  HOSPITAL SUPPLIES - 4.03%
      19,906      Abbott Laboratories . . . . . . . . . . . .              808,681
       1,103      Bausch & Lomb Inc . . . . . . . . . . . . .               39,846
      10,696      Baxter International Inc  . . . . . . . . .              449,232
         538      Becton Dickinson & Co . . . . . . . . . . .               37,526
         232   *  Boston Scientific Corp  . . . . . . . . . .                9,396
      13,741      Johnson & Johnson . . . . . . . . . . . . .            1,190,314
       2,847      Medtronic Inc . . . . . . . . . . . . . . .              156,229
                                                                   ---------------
                                                                         2,691,224
                                                                   ---------------

                  HOUSEHOLD PRODUCTS - 1.99%
       4,404      Colgate Palmolive Co  . . . . . . . . . . .              322,593
       1,560      Newell Co . . . . . . . . . . . . . . . . .               41,145
       1,503      Premark International Inc . . . . . . . . .               76,653
       1,177      Rubbermaid Inc  . . . . . . . . . . . . . .               32,367
       6,450      Unilever N V - ADR . . . . . . . . . . . . .              857,044
                                                                   ---------------
                                                                         1,329,802
                                                                   ---------------

                  INFORMATION PROCESSING - 9.32%
       3,112      Apple Computer  . . . . . . . . . . . . . .              118,645
       2,073      Automatic Data Processing Inc . . . . . . .              165,063
       3,753   *  Cisco Systems Inc . . . . . . . . . . . . .              315,721
       4,215   *  Compaq Computer Corp  . . . . . . . . . . .              208,642
       2,265      Computer Associates International Inc   . .              148,358
       1,649   *  Digital Equipment Corp  . . . . . . . . . .               97,085
       2,094      First Data Corp . . . . . . . . . . . . . .              148,674
      10,216      Hewlett Packard Co  . . . . . . . . . . . .              846,651
      13,712      Intel Corp  . . . . . . . . . . . . . . . .              834,718
      12,488      International Business Machines Corp  . . .            1,206,653
       9,759   *  Microsoft Corp  . . . . . . . . . . . . . .              850,253
       3,760   *  Novell Inc  . . . . . . . . . . . . . . . .               63,450
       5,759   *  Oracle Systems Inc  . . . . . . . . . . . .              261,315
       4,374      Pitney Bowes Inc  . . . . . . . . . . . . .              195,736
       1,524   *  Silicon Graphics Inc  . . . . . . . . . . .               55,626

================================================================================
SOCIAL AWARENESS FUND - CONTINUED   November 30, 1995    STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                                                     (Unaudited)

   NUMBER                                                               MARKET
  OF SHARES                                                              VALUE
-----------------------------------------------------------------------------------
                  INFORMATION PROCESSING - Continued
         791   *  Sun Microsystems Inc  . . . . . . . . . . .      $        66,543
       4,651      Xerox Corp  . . . . . . . . . . . . . . . .              637,768
                                                                   ---------------
                                                                         6,220,901
                                                                   ---------------

                  INSURANCE -  CASUALTY - 0.42%
       1,744      Chubb Corp  . . . . . . . . . . . . . . . .              169,604
       2,022      St Paul Cos Inc . . . . . . . . . . . . . .              113,232
                                                                   ---------------
                                                                           282,836
                                                                   ---------------
                  INSURANCE - LIFE - 0.37%
       1,516      Lincoln National Corp . . . . . . . . . . .               70,873
       2,242      Transamerica Corp . . . . . . . . . . . . .              171,794
          37   *  Transport Holdings Inc Class A  . . . . . .                1,452
                                                                   ---------------
                                                                           244,119
                                                                   ---------------

                  INSURANCE - MISCELLANEOUS - 0.19%
         871      General Re Corp . . . . . . . . . . . . . .              130,323
                                                                   ---------------

                  INSURANCE - MULTILINE - 3.13%
       1,664      Aetna Life & Casualty Co  . . . . . . . . .              122,096
       4,962      Allstate Corp . . . . . . . . . . . . . . .              203,442
      11,486      American International Group Inc  . . . . .            1,030,868
       1,852      Cigna Corp  . . . . . . . . . . . . . . . .              203,720
       1,807      Marsh & McLennan Cos Inc  . . . . . . . . .              156,757
         282      Providian Corp  . . . . . . . . . . . . . .               11,315
       6,031      Travelers Group Inc . . . . . . . . . . . .              358,845
                                                                   ---------------
                                                                         2,087,043
                                                                   ---------------

                  MACHINERY - AGRICULTURE - 0.42%
       6,942      Deere & Co  . . . . . . . . . . . . . . . .              228,218
       1,309   *  Varity Corp . . . . . . . . . . . . . . . .               50,724
                                                                   ---------------
                                                                           278,942
                                                                   ---------------

                  MACHINERY - CONSTRUCTION & CONTRACTS - 0.56%
       6,058      Caterpillar Inc . . . . . . . . . . . . . .              371,810
                                                                   ---------------

                  MACHINERY - INDUSTRIAL/SPECIALTY - 1.35%
       7,251      Cooper Industries Inc . . . . . . . . . . .              264,662
       1,372      Dover Corp  . . . . . . . . . . . . . . . .               53,337
       3,513      Illinois Tool Works Inc . . . . . . . . . .              222,636
       4,019      Ingersoll Rand Co . . . . . . . . . . . . .              154,229
       2,089      Johnson Controls Inc  . . . . . . . . . . .              144,663
         607      Pall Corp . . . . . . . . . . . . . . . . .               16,465
       1,115      Timken Co . . . . . . . . . . . . . . . . .               45,018
                                                                   ---------------
                                                                           901,010
                                                                   ---------------

                  MERCHANDISE - SPECIALTY - 0.73%
       6,031      Home Depot Inc  . . . . . . . . . . . . . .              267,626
       3,415      Limited Inc . . . . . . . . . . . . . . . .               61,043
         674      Melville Corp . . . . . . . . . . . . . . .               20,978
         911      Tandy Corp  . . . . . . . . . . . . . . . .               43,387
       3,961   *  Toys R Us Inc . . . . . . . . . . . . . . .               92,093
                                                                   ---------------
                                                                           485,127
                                                                   ---------------

                  MERCHANDISING - DEPARTMENT - 0.46%
         586      Dayton Hudson Corp  . . . . . . . . . . . .               42,558
       6,007      May Department Stores Co  . . . . . . . . .              262,056
                                                                   ---------------
                                                                           304,614
                                                                   ---------------

                  MERCHANDISING - FOOD - 0.42%
       5,704      Albertsons Inc  . . . . . . . . . . . . . .              175,398
       3,128      American Stores Co  . . . . . . . . . . . .               82,110
         617   *  Kroger Co . . . . . . . . . . . . . . . . .               20,670
                                                                   ---------------
                                                                           278,178
                                                                   ---------------

                  MERCHANDISING - MASS - 2.79%
       7,604      J C Penney Inc  . . . . . . . . . . . . . .              356,437
       9,991      K Mart Corp . . . . . . . . . . . . . . . .               77,430
       9,130      Sears Roebuck & Co  . . . . . . . . . . . .              359,494
      44,594      Wal Mart Stores Inc . . . . . . . . . . . .            1,070,256
                                                                   ---------------
                                                                         1,863,617
                                                                   ---------------

                  METALS - ALUMINUM - 1.07%
       6,894      Alcan Aluminium Ltd . . . . . . . . . . . .              228,364
       6,339      Aluminum Co of America  . . . . . . . . . .              370,831
       1,950      Reynolds Metals Co  . . . . . . . . . . . .              112,613
                                                                   ---------------
                                                                           711,808
                                                                   ---------------

                  METALS - MISCELLANEOUS - 0.23%
       1,824      Cyprus Amax Minerals Co . . . . . . . . . .               50,160
       1,095      Engelhard Corp  . . . . . . . . . . . . . .               25,596
       2,124      Inco Ltd  . . . . . . . . . . . . . . . . .               75,667
                                                                   ---------------
                                                                           151,423
                                                                   ---------------

                  METALS - STEEL - 0.17%
         174      Allegheny Ludlum Corp . . . . . . . . . . .                3,241
         778   *  Bethlehem Steel Corp  . . . . . . . . . . .               10,892
         727      Nucor Corp  . . . . . . . . . . . . . . . .               36,259
       1,965      USX US Steel Group  . . . . . . . . . . . .               64,108
                                                                   ---------------
                                                                           114,500
                                                                   ---------------

                  MISCELLANEOUS - 0.36%
       5,618      Corning Inc . . . . . . . . . . . . . . . .              169,242
       1,741      Service Corp International  . . . . . . . .               70,728
                                                                   ---------------
                                                                           239,970
                                                                   ---------------

                  NATURAL GAS - DIVERSIFIED - 0.51%
       6,658      Panhandle Eastern Corp  . . . . . . . . . .              188,921
       4,704      Sonat Inc . . . . . . . . . . . . . . . . .              151,704
                                                                   ---------------
                                                                           340,625
                                                                   ---------------

                  OIL - INTEGRATED DOMESTIC - 2.28%
       4,065      Amerada Hess Corp . . . . . . . . . . . . .              193,087
       4,567      Ashland Oil Inc . . . . . . . . . . . . . .              159,274
       3,687      Burlington Resources Inc  . . . . . . . . .              141,950
         625      Mapco Inc . . . . . . . . . . . . . . . . .               33,594
       7,168   *  Oryx Energy Co  . . . . . . . . . . . . . .               94,080
       2,551      Pennzoil Co . . . . . . . . . . . . . . . .              101,083
      13,191      Phillips Petroleum Co . . . . . . . . . . .              438,601
       3,393      Sun Co  . . . . . . . . . . . . . . . . . .               94,156
      14,356      USX Marathon Group  . . . . . . . . . . . .              263,791
                                                                   ---------------
                                                                         1,519,616
                                                                   ---------------

================================================================================
SOCIAL AWARENESS FUND - CONTINUED   November 30, 1995    STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                                                     (Unaudited)

   NUMBER                                                               MARKET
  OF SHARES                                                              VALUE
-----------------------------------------------------------------------------------
                  OIL - INTEGRATED INTERNATIONAL - 3.08%
      39,116      Chevron Corp  . . . . . . . . . . . . . . .      $     1,931,352
       3,194      Murphy Oil Corp . . . . . . . . . . . . . .              125,764
                                                                   ---------------
                                                                         2,057,116
                                                                   ---------------

                  OIL - SERVICES - 1.54%
       2,289      Baker Hughes Inc  . . . . . . . . . . . . .               46,638
      10,435      Dresser Industries Inc  . . . . . . . . . .              246,527
       2,068      Halliburton Co  . . . . . . . . . . . . . .               89,700
       4,006      McDermott International Inc . . . . . . . .               72,609
       9,033      Schlumberger Ltd  . . . . . . . . . . . . .              573,595
                                                                   ---------------
                                                                         1,029,069
                                                                   ---------------

                  PAPER/FOREST PRODUCTS - 1.53%
       1,716      Alco Standard Corp  . . . . . . . . . . . .               74,646
         446      Avery Dennison Corp . . . . . . . . . . . .               21,241
         790      Boise Cascade Corp  . . . . . . . . . . . .               29,427
         100      Bowater Inc . . . . . . . . . . . . . . . .                3,975
       1,352      Mead Corp . . . . . . . . . . . . . . . . .               77,233
       3,807      Scott Paper Co  . . . . . . . . . . . . . .              217,475
      10,547      Weyerhaeuser Co . . . . . . . . . . . . . .              477,252
       1,968      Willamette Industries Inc . . . . . . . . .              119,064
                                                                   ---------------
                                                                         1,020,313
                                                                   ---------------

                  PHOTOGRAPHY - 0.01%
         101      Polaroid Corp . . . . . . . . . . . . . . .                4,659
                                                                   ---------------

                  POLLUTION CONTROL - 1.04%
       5,254      Browning Ferris Industries Inc  . . . . . .              158,277
      18,115      WMX Technologies Inc  . . . . . . . . . . .              534,392
                                                                   ---------------
                                                                           692,669
                                                                   ---------------

                  PUBLISHING - NEWS - 0.51%
       2,907      Dow Jones & Co Inc  . . . . . . . . . . . .              111,556
       3,204      Gannett Inc . . . . . . . . . . . . . . . .              195,444
         765      Times Mirror Co . . . . . . . . . . . . . .               24,862
         115      Tribune Co  . . . . . . . . . . . . . . . .                7,418
                                                                   ---------------
                                                                           339,280
                                                                   ---------------

                  PUBLISHING/PRINTING - 1.08%
       3,860      Deluxe Corp . . . . . . . . . . . . . . . .              106,632
       7,853      Dun & Bradstreet Corp . . . . . . . . . . .              489,831
         116      McGraw Hill Inc . . . . . . . . . . . . . .                9,715
       6,320      Moore Corp Ltd  . . . . . . . . . . . . . .              112,970
                                                                   ---------------
                                                                           719,148
                                                                   ---------------

                  RAILROAD - 1.97%
       1,866      Burlington Northern Inc . . . . . . . . . .              150,446
       1,671      Conrail Inc . . . . . . . . . . . . . . . .              116,761
       2,804      CSX Corp  . . . . . . . . . . . . . . . . .              245,701
       3,757      Norfolk Southern Corp . . . . . . . . . . .              295,864
       7,436      Union Pacific Corp  . . . . . . . . . . . .              503,789
                                                                   ---------------
                                                                         1,312,561
                                                                   ---------------

                  RESTAURANTS - 1.04%
      15,521      McDonalds Corp  . . . . . . . . . . . . . .              692,625
                                                                   ---------------

                  SECURITIES RELATED - 1.91%
      11,561      American Express Co . . . . . . . . . . . .              491,343
         612      Bear Stearns Cos Inc  . . . . . . . . . . .               13,311
       2,824      Dean Witter Discover & Co . . . . . . . . .              144,024
       4,818      Merrill Lynch & Co Inc  . . . . . . . . . .              268,001
       2,831      Morgan Stanley Group Inc  . . . . . . . . .              244,174
       3,083      Salomon Inc . . . . . . . . . . . . . . . .              112,144
                                                                   ---------------
                                                                         1,272,997
                                                                   ---------------

                  SEMICONDUCTORS - 0.66%
       2,414   *  Advanced Micro Devices Inc  . . . . . . . .               49,487
       2,554   *  Applied Materials Inc . . . . . . . . . . .              124,188
         524   *  LSI Logic Corp  . . . . . . . . . . . . . .               21,943
       3,612      Micron Technology Inc . . . . . . . . . . .              197,757
       2,097   *  National Semiconductor Corp . . . . . . . .               44,823
                                                                   ---------------
                                                                           438,198
                                                                   ---------------

                  TELECOMMUNICATIONS - 0.52%
         457      ALLTEL Corp . . . . . . . . . . . . . . . .               13,481
         127   *  Andrew Corp . . . . . . . . . . . . . . . .                5,493
       1,867   *  DSC Communications Corp . . . . . . . . . .               73,980
       6,312      Northern Telecommunications Corp  . . . . .              254,847
                                                                   ---------------
                                                                           347,801
                                                                   ---------------

                  TEXTILE - PRODUCTS - 0.11%
       1,480      V F Corp  . . . . . . . . . . . . . . . . .               76,960
                                                                   ---------------

                  TRUCKERS - 0.10%
       1,059      Roadway Services Inc  . . . . . . . . . . .               53,215
         702      Ryder System Inc  . . . . . . . . . . . . .               16,760
                                                                   ---------------
                                                                            69,975
                                                                   ---------------

                  UTILITIES - COMMUNICATION - 10.37%
      12,876      Ameritech Corp  . . . . . . . . . . . . . .              708,180
      31,750      AT & T Corp . . . . . . . . . . . . . . . .            2,095,500
      10,598      Bell Atlantic Corp  . . . . . . . . . . . .              667,674
      22,626      Bellsouth Corp  . . . . . . . . . . . . . .              879,586
       9,310      MCI Communications Corp . . . . . . . . . .              249,043
      11,012      NYNEX Corp  . . . . . . . . . . . . . . . .              546,470
      16,238      Pacific Telesis Group . . . . . . . . . . .              487,140
      13,377      SBC Communications Inc  . . . . . . . . . .              722,358
       3,127      Sprint Corp . . . . . . . . . . . . . . . .              125,080
      12,608      U S West Inc  . . . . . . . . . . . . . . .              394,000
       2,811      U S West Inc Media Group  . . . . . . . . .               50,598
                                                                   ---------------
                                                                         6,925,629
                                                                   ---------------

                  UTILITIES - ELECTRIC - 2.37%
       8,466      Allegheny Power System Inc  . . . . . . . .              234,931
       8,066      CiNergy Corp  . . . . . . . . . . . . . . .              237,947
         640      Ipalco Enterprises  . . . . . . . . . . . .               23,920
       3,944      Montana Power Co  . . . . . . . . . . . . .               89,726
         130      Nevada Power Co . . . . . . . . . . . . . .                2,828
         349      Nipsco Industries Inc . . . . . . . . . . .               12,913
      20,444      PacifiCorp  . . . . . . . . . . . . . . . .              401,213
       8,419      Potomac Electric Power Co . . . . . . . . .              206,265
       4,475   *  Public Service Co of Colorado . . . . . . .              154,388
       4,411      Puget Sound Power & Light Co  . . . . . . .              102,556

================================================================================
SOCIAL AWARENESS FUND - CONTINUED   November 30, 1995    STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                                                     (Unaudited)

   NUMBER                                                               MARKET
  OF SHARES                                                              VALUE
-----------------------------------------------------------------------------------
                  UTILITIES - ELECTRIC - Continued
         503      Southwestern Public Service Co  . . . . . .      $        16,410
       2,827      Teco Energy Inc . . . . . . . . . . . . . .               68,555
       1,128      Utilicorp United Inc  . . . . . . . . . . .               31,443
                                                                   ---------------
                                                                         1,583,095
                                                                   ---------------

                  UTILITIES - GAS, PIPELINE - 1.17%
         480   *  Columbia Gas System Inc . . . . . . . . . .               20,760
       5,074      Consolidated Natural Gas Co . . . . . . . .              225,159
       8,721      Enron Corp  . . . . . . . . . . . . . . . .              327,037
       2,611      Pacific Enterprises . . . . . . . . . . . .               69,844
       3,283      Williams Cos Inc  . . . . . . . . . . . . .              137,886
                                                                   ---------------
                                                                           780,686
                                                                   ---------------

                  TOTAL COMMON STOCKS
                  (Cost $55,655,379)  . . . . . . . . . . . .           65,825,083
                                                                   ---------------

      PAR
     VALUE
----------------------------------------------------------------------------------
                  CORPORATE SHORT TERM
                  COMMERCIAL PAPER - 1.13%

                  SECURITIES RELATED - 1.13%
                  Merrill Lynch & Co Inc:
$    256,000        5.82% due 12/1/95 . . . . . . . . . . . .              256,000
     500,000        5.75% due 12/4/95 . . . . . . . . . . . .              499,760
                                                                   ---------------
                                                                           755,760
                                                                   ---------------

                  TOTAL CORPORATE SHORT TERM
                  COMMERCIAL PAPER
                  (Cost $755,760) . . . . . . . . . . . . . .              755,760
                                                                   ---------------

                  TOTAL INVESTMENTS
                  (Cost $56,411,139) - 99.73%   . . . . . . .           66,580,843
                  Other assets and liabilities, net - 0.27%                177,309
                                                                   ---------------

                  NET ASSETS (equivalent to $14.88 per share
                  on 4,486,244 shares outstanding) - 100%          $    66,758,152
                                                                   ---------------


* Non-income producing

----------------------------------------------------------------------------------

NET ASSETS REPRESENTED BY:
Capital stock, $.01 par value per share, 1,000,000,000 shares
  authorized, 4,486,244 shares outstanding  . . . . . . . . . .     $        44,862
Additional paid in capital  . . . . . . . . . . . . . . . . . .          51,791,431
Undistributed net realized gain on securities . . . . . . . . .           4,721,364
Undistributed net investment income . . . . . . . . . . . . . .              30,791
Unrealized appreciation of investments  . . . . . . . . . . . .          10,169,704
                                                                    ---------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING . . . . . . . . . .     $    66,758,152
                                                                    ---------------

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
SOCIAL AWARENESS FUND                                       FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                                                                     (Unaudited)

STATEMENT OF OPERATIONS
For the six months ended November 30, 1995

INVESTMENT INCOME:
Dividends   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $      724,494
Interest    . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             19,353
                                                                                                        --------------
   Total investment income  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            743,847
                                                                                                        --------------

EXPENSES:
Advisory fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            149,555
Custodian and accounting services . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             12,221
Reports to shareholders . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              3,645
Audit fees  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              1,292
Directors' fees and expenses  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              1,186
Miscellaneous . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              2,639
                                                                                                        --------------
   Total expenses   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            170,538
                                                                                                        --------------
NET INVESTMENT INCOME . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            573,309
                                                                                                        --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES:
Net realized gain on:
   Investments  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $    3,669,868
   Futures contracts  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              35,365        3,705,233
                                                                                       --------------

Net unrealized appreciation (depreciation) of securities during the period:
   Investments  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           4,316,808
   Futures contracts  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             (17,950)       4,298,858
                                                                                       --------------   --------------
   Net realized and unrealized gain on securities during the period   . . . . . . . . . . . . . . .          8,004,091
                                                                                                        --------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS  . . . . . . . . . . . . . . . . . . . . . . . . .     $    8,577,400
                                                                                                        --------------


STATEMENT OF CHANGES IN NET ASSETS

                                                                                         For the six    For the fiscal
                                                                                        months ended       year ended
                                                                                      November 30, 1995   May 31, 1995
                                                                                      --------------------------------
OPERATIONS:
Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $      573,309    $   1,063,220
Net realized gain on securities . . . . . . . . . . . . . . . . . . . . . . . . .           3,705,233        2,356,297
Net unrealized appreciation of securities during the period . . . . . . . . . . .           4,298,858        4,816,175
                                                                                       -------------------------------
   Increase in net assets resulting from operations   . . . . . . . . . . . . . .           8,577,400        8,235,692
                                                                                       -------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            (542,518)      (1,067,168)
Net realized gain on securities . . . . . . . . . . . . . . . . . . . . . . . . .                   -       (2,755,148)
                                                                                       -------------------------------
   Decrease in net assets resulting from distributions to shareholders  . . . . .            (542,518)      (3,822,316)
                                                                                       -------------------------------

CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold  . . . . . . . . . . . . . . . . . . . . . . . .           5,199,771        6,436,649
Proceeds from capital stock issued for distributions reinvested . . . . . . . . .             542,518        3,822,316
                                                                                       -------------------------------
                                                                                            5,742,289       10,258,965
Cost of capital stock repurchased . . . . . . . . . . . . . . . . . . . . . . . .            (946,110)      (6,474,724)
                                                                                       -------------------------------
   Increase in net assets resulting from capital stock transactions   . . . . . .           4,796,179        3,784,241
                                                                                       -------------------------------
TOTAL INCREASE IN NET ASSETS  . . . . . . . . . . . . . . . . . . . . . . . . . .          12,831,061        8,197,617

NET ASSETS:
Beginning of year . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          53,927,091       45,729,474
                                                                                       -------------------------------
End of year (including undistributed net investment income of $30,791 and $0) . .      $   66,758,152    $  53,927,091
                                                                                       -------------------------------
CHANGE IN SHARES OUTSTANDING:
Shares of capital stock sold  . . . . . . . . . . . . . . . . . . . . . . . . . .             371,135          537,130
Shares issued for distributions reinvested  . . . . . . . . . . . . . . . . . . .              38,488          336,272
Shares of capital stock repurchased   . . . . . . . . . . . . . . . . . . . . . .             (66,400)        (547,073)
                                                                                       -------------------------------
   Increase in shares outstanding   . . . . . . . . . . . . . . . . . . . . . . .             343,223          326,329
Shares outstanding:
   Beginning of period  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           4,143,021        3,816,692
                                                                                       -------------------------------
   End of period  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           4,486,244        4,143,021
                                                                                       -------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
TIMED OPPORTUNITY FUND        November 30, 1995          STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                                                     (Unaudited)

    NUMBER                                                              MARKET
   OF SHARES                                                            VALUE
-----------------------------------------------------------------------------------
                  COMMON STOCKS - 58.30%
                  AEROSPACE/DEFENSE - 1.15%
       5,457      Boeing Co . . . . . . . . . . . . . . . . .      $       397,679
       1,960      General Dynamics Corp . . . . . . . . . . .              116,865
       2,335      Lockheed Martin Corp  . . . . . . . . . . .              171,331
       2,166      McDonnell Douglas Corp  . . . . . . . . . .              193,045
       3,681      Northrop Grumman Corp . . . . . . . . . . .              226,381
       1,449      Raytheon Co . . . . . . . . . . . . . . . .               64,480
       7,208      Rockwell International Corp . . . . . . . .              353,192
       7,902      TRW Inc . . . . . . . . . . . . . . . . . .              591,662
         469      United Technologies Corp  . . . . . . . . .               43,969
                                                                   ---------------
                                                                         2,158,604
                                                                   ---------------

                  AIRLINES - 0.21%
       2,976   *  AMR Corp  . . . . . . . . . . . . . . . . .              228,036
      12,270   *  USAir Group Inc . . . . . . . . . . . . . .              164,111
                                                                   ---------------
                                                                           392,147
                                                                   ---------------

                  APPLIANCES/FURNISHINGS - 0.11%
       7,239      Bassett Furniture Industries Inc  . . . . .              162,877
         612      Whirlpool Corp  . . . . . . . . . . . . . .               33,966
       1,070   *  Zenith Electronics Corp . . . . . . . . . .                8,293
                                                                   ---------------
                                                                           205,136
                                                                   ---------------

                  AUTO - CARS - 1.28%
      12,149      Chrysler Corp . . . . . . . . . . . . . . .              630,229
      22,294      Ford Motor Co . . . . . . . . . . . . . . .              629,806
      23,653      General Motors Corp . . . . . . . . . . . .            1,147,170
                                                                   ---------------
                                                                         2,407,205
                                                                   ---------------

                  AUTO - REPLACEMENT PARTS - 0.50%
       6,943      Cooper Tire & Rubber Co . . . . . . . . . .              170,971
       6,266      Genuine Parts Co  . . . . . . . . . . . . .              252,990
       8,283      Goodyear Tire & Rubber Co . . . . . . . . .              350,992
       6,331      Pep Boys Manny Moe & Jack Co  . . . . . . .              167,772
                                                                   ---------------
                                                                           942,725
                                                                   ---------------

                  BANKS - NEW YORK CITY - 0.87%
       5,705      Bank of New York Inc  . . . . . . . . . . .              268,848
       5,131      Chemical Banking Corp . . . . . . . . . . .              307,860
       9,348      Citicorp  . . . . . . . . . . . . . . . . .              661,371
       4,961      JP Morgan & Co Inc  . . . . . . . . . . . .              389,439
                                                                   ---------------
                                                                         1,627,518
                                                                   ---------------

                  BANKS - OTHER - 0.91%
         187      Bank of Boston Corp . . . . . . . . . . . .                8,672
       8,775      BankAmerica Corp  . . . . . . . . . . . . .              558,309
       2,227      First Chicago Corp  . . . . . . . . . . . .              154,777
       4,288      First Union Corp  . . . . . . . . . . . . .              234,232
       8,287      Fleet Financial Group Inc . . . . . . . . .              345,982
       3,748      National City Corp  . . . . . . . . . . . .              121,342
       1,397      Wells Fargo & Co  . . . . . . . . . . . . .              293,719
                                                                   ---------------
                                                                         1,717,033
                                                                   ---------------

                  BANKS - REGIONAL - 2.04%
      11,424      Banc One Corp . . . . . . . . . . . . . . .              435,540
      11,514      Barnett Banks Inc . . . . . . . . . . . . .              692,279
         791      Boatmens Bancshares Inc . . . . . . . . . .               30,651
       1,418      CoreStates Financial Corp . . . . . . . . .               54,948
         580      First Interstate Bancorp Inc  . . . . . . .               77,720
      10,129      NationsBank Corp  . . . . . . . . . . . . .              722,957
      15,435      NBD Bancorp Inc . . . . . . . . . . . . . .              592,318
      15,204      Norwest Corp  . . . . . . . . . . . . . . .              501,732
      10,389      PNC Bank Corp . . . . . . . . . . . . . . .              303,878
       3,587      SunTrust Banks Inc  . . . . . . . . . . . .              244,813
       3,943      Wachovia Corp . . . . . . . . . . . . . . .              177,435
                                                                   ---------------
                                                                         3,834,271
                                                                   ---------------

                  BEVERAGE - BREWERS/DISTRIBUTORS - 0.46%
       1,219      Adolph Coors Class B  . . . . . . . . . . .               24,685
       8,517      Anheuser Busch Cos Inc  . . . . . . . . . .              564,251
       7,704      Seagram Ltd . . . . . . . . . . . . . . . .              281,196
                                                                   ---------------
                                                                           870,132
                                                                   ---------------

                  BEVERAGE - SOFT DRINKS - 1.89%
      31,709      Coca Cola Co  . . . . . . . . . . . . . . .            2,401,957
      20,920      Pepsico Inc . . . . . . . . . . . . . . . .            1,155,830
                                                                   ---------------
                                                                         3,557,787
                                                                   ---------------

                  BROADCASTING - 0.64%
       2,586      Capital Cities/ABC Inc  . . . . . . . . . .              319,694
       1,676      Comcast Corp Class A Special  . . . . . . .               33,101
      20,280   *  Tele Communications Inc Class A . . . . . .              375,180
       9,785   *  Viacom Inc Class B  . . . . . . . . . . . .              472,126
                                                                   ---------------
                                                                         1,200,101
                                                                   ---------------

                  BUILDING MATERIALS - 0.16%
         957      Armstrong World Industries Inc  . . . . . .               57,300
       4,048      Masco Corp  . . . . . . . . . . . . . . . .              119,416
       2,709   *  Owens Corning Fiberglass Corp . . . . . . .              120,212
                                                                   ---------------
                                                                           296,928
                                                                   ---------------

                  CHEMICAL - MAJOR - 1.71%
       7,640      Dow Chemical Co . . . . . . . . . . . . . .              541,485
      16,887      E I du Pont de Nemours & Co . . . . . . . .            1,122,985
         562      Hercules Inc  . . . . . . . . . . . . . . .               30,840
       2,554      Monsanto Co . . . . . . . . . . . . . . . .              292,433
       7,663      Morton International Inc  . . . . . . . . .              265,331
       9,998      PPG Industries Inc  . . . . . . . . . . . .              453,659
       3,354      Rohm & Haas Co  . . . . . . . . . . . . . .              202,079
       5,037      WR Grace & Co . . . . . . . . . . . . . . .              305,998
                                                                   ---------------
                                                                         3,214,810
                                                                   ---------------

                  CHEMICAL - MISCELLANEOUS - 0.53%
         721      Air Products & Chemicals Inc  . . . . . . .               40,015
       7,474      Eastman Chemical Co . . . . . . . . . . . .              490,481
       3,316      Ecolab Inc  . . . . . . . . . . . . . . . .               95,335
       4,091   *  FMC Corp  . . . . . . . . . . . . . . . . .              302,223
         191      Mallinckrodt Group Inc  . . . . . . . . . .                6,518
         306      Millipore Corp  . . . . . . . . . . . . . .               11,399
       1,651      Nalco Chemical Co . . . . . . . . . . . . .               50,562
                                                                   ---------------
                                                                           996,533
                                                                   ---------------

================================================================================
TIMED OPPORTUNITY FUND - CONTINUED   November 30, 1995   STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                                                     (Unaudited)

    NUMBER                                                              MARKET
   OF SHARES                                                            VALUE
-----------------------------------------------------------------------------------
                  COAL - 0.34%
      19,203      Eastern Enterprises . . . . . . . . . . . .      $       624,098
         388      NACCO Industries Inc Class A  . . . . . . .               22,116
                                                                   ---------------
                                                                           646,214
                                                                   ---------------

                  CONGLOMERATES - 0.66%
       3,533      Allied Signal Inc . . . . . . . . . . . . .              166,934
       4,920   *  ITT Corp  . . . . . . . . . . . . . . . . .              603,315
       1,468      Loews Corp  . . . . . . . . . . . . . . . .              225,338
         153      Teledyne Inc (Preferred)  . . . . . . . . .                2,027
       1,407      Tenneco Inc . . . . . . . . . . . . . . . .               67,536
       1,295      Textron Inc . . . . . . . . . . . . . . . .               99,230
       2,742      Tyco International Ltd  . . . . . . . . . .               86,030
                                                                   ---------------
                                                                         1,250,410
                                                                   ---------------

                  CONSUMER FINANCE - 0.20%
       9,249      MBNA Corp . . . . . . . . . . . . . . . . .              373,428
                                                                   ---------------

                  CONTAINERS - PAPER - 0.18%
       7,433      Temple Inland Inc . . . . . . . . . . . . .              337,272
                                                                   ---------------

                  COSMETICS/TOILETRIES - 0.67%
       1,086      Alberto Culver Co Class B . . . . . . . . .               35,024
       3,725      Avon Products Inc . . . . . . . . . . . . .              270,528
      10,161      Gillette Co . . . . . . . . . . . . . . . .              527,102
       8,426      International Flavors & Fragrances  . . . .              430,779
                                                                   ---------------
                                                                         1,263,433
                                                                   ---------------

                  DRUGS - 3.81%
       1,752      Allergan Inc  . . . . . . . . . . . . . . .               54,312
       9,984      American Home Products Corp . . . . . . . .              911,040
       6,727   *  Amgen Inc . . . . . . . . . . . . . . . . .              333,827
      12,065      Bristol Myers Squibb Co . . . . . . . . . .              968,216
       8,183      Eli Lilly & Co  . . . . . . . . . . . . . .              814,209
      29,285      Merck & Co Inc  . . . . . . . . . . . . . .            1,812,009
      12,548      Pfizer Inc  . . . . . . . . . . . . . . . .              727,784
       6,527      Schering Plough Corp  . . . . . . . . . . .              374,487
      11,095      Upjohn Co . . . . . . . . . . . . . . . . .              398,033
       8,774      Warner Lambert Co . . . . . . . . . . . . .              783,080
                                                                   ---------------
                                                                         7,176,997
                                                                   ---------------

                  ELECTRICAL EQUIPMENT - 2.05%
       5,324      AMP Inc . . . . . . . . . . . . . . . . . .              213,626
         450   *  Cabletron Systems Inc . . . . . . . . . . .               37,350
       3,691      Emerson Electric Co . . . . . . . . . . . .              287,898
      44,384      General Electric Co . . . . . . . . . . . .            2,984,824
         843      Raychem Corp  . . . . . . . . . . . . . . .               43,836
       4,372      W W Grainger Inc  . . . . . . . . . . . . .              292,377
                                                                   ---------------
                                                                         3,859,911
                                                                   ---------------

                  ELECTRONIC INSTRUMENTS - 0.30%
      17,231   *  Intergraph Corp . . . . . . . . . . . . . .              296,158
       5,009      Perkin Elmer Corp . . . . . . . . . . . . .              180,324
       1,576      Tektronix Inc . . . . . . . . . . . . . . .               84,907
                                                                   ---------------
                                                                           561,389
                                                                   ---------------

                  ENTERTAINMENT - 0.68%
       3,343   *  King World Productions Inc  . . . . . . . .              132,466
       5,348      Mattel Inc  . . . . . . . . . . . . . . . .              149,744
       3,778      Time Warner Inc . . . . . . . . . . . . . .              151,120
      13,934      Walt Disney Co  . . . . . . . . . . . . . .              837,782
                                                                   ---------------
                                                                         1,271,112
                                                                   ---------------

                  FINANCE COMPANIES - 0.05%
       1,487      Household International Inc . . . . . . . .               92,938
                                                                   ---------------

                  FOODS - 1.58%
      10,669      Archer Daniels Midland Co . . . . . . . . .              184,040
       7,612      Campbell Soup Co  . . . . . . . . . . . . .              425,320
       1,587      Conagra Inc . . . . . . . . . . . . . . . .               63,282
       4,725      CPC International Inc . . . . . . . . . . .              324,844
       7,181      General Mills Inc . . . . . . . . . . . . .              395,853
       7,402      H J Heinz Co  . . . . . . . . . . . . . . .              235,939
       4,906      Kellogg Co  . . . . . . . . . . . . . . . .              374,696
       5,983      Quaker Oats Co  . . . . . . . . . . . . . .              207,909
       2,549      Ralston Purina Co . . . . . . . . . . . . .              163,136
      14,194      Sara Lee Corp . . . . . . . . . . . . . . .              457,756
       2,876      Wm Wrigley Jr Co  . . . . . . . . . . . . .              135,531
                                                                   ---------------
                                                                         2,968,306
                                                                   ---------------

                  FOOTWEAR - 0.16%
       5,015      Nike Inc Class B  . . . . . . . . . . . . .              290,870
         400      Stride Rite Corp  . . . . . . . . . . . . .                3,500
                                                                   ---------------
                                                                           294,370
                                                                   ---------------

                  GOLD MINING - 0.22%
       9,191      Barrick Gold Corp . . . . . . . . . . . . .              242,413
       6,786      Placer Dome Inc . . . . . . . . . . . . . .              167,953
                                                                   ---------------
                                                                           410,366
                                                                   ---------------

                  GOVERNMENT SPONSORED - 0.41%
       2,783      Federal Home Loan Mortgage Corp . . . . . .              214,291
       5,004      Federal National Mortgage Association   . .              547,938
                                                                   ---------------
                                                                           762,229
                                                                   ---------------

                  HARDWARE & TOOLS - 0.13%
       3,264      Black & Decker Corp . . . . . . . . . . . .              121,992
       2,528      Stanley Works . . . . . . . . . . . . . . .              127,980
                                                                   ---------------
                                                                           249,972
                                                                   ---------------

                  HEALTHCARE - 0.14%
       1,655      United Healthcare Corp  . . . . . . . . . .              104,058
       3,449      US Healthcare Inc . . . . . . . . . . . . .              156,930
                                                                   ---------------
                                                                           260,988
                                                                   ---------------

                  HEAVY DUTY TRUCKS/PARTS - 0.12%
         705      Dana Corp . . . . . . . . . . . . . . . . .               20,621
       3,760      Eaton Corp  . . . . . . . . . . . . . . . .              204,920
                                                                   ---------------
                                                                           225,541
                                                                   ---------------

================================================================================
TIMED OPPORTUNITY FUND - CONTINUED   November 30, 1995   STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                                                     (Unaudited)

    NUMBER                                                              MARKET
   OF SHARES                                                            VALUE
-----------------------------------------------------------------------------------
                  HOME BUILDERS - 0.06%
       1,595      Centex Corp . . . . . . . . . . . . . . . .      $        52,436
       1,683      Pulte Corp  . . . . . . . . . . . . . . . .               51,752
                                                                   ---------------
                                                                           104,188
                                                                   ---------------

                  HOSPITAL MANAGEMENT - 0.39%
       3,569   *  Beverly Enterprises Inc . . . . . . . . . .               41,489
      11,032      Columbia / HCA Healthcare Corp  . . . . . .              569,527
       3,354      Manor Care Inc  . . . . . . . . . . . . . .              109,424
         307   *  Tenet Healthcare Corp . . . . . . . . . . .                5,488
                                                                   ---------------
                                                                           725,928
                                                                   ---------------

                  HOSPITAL SUPPLIES - 1.75%
      22,292      Abbott Laboratories . . . . . . . . . . . .              905,612
       4,338      Bausch & Lomb Inc . . . . . . . . . . . . .              156,710
       7,415      Baxter International Inc  . . . . . . . . .              311,430
       3,066      Becton Dickinson & Co . . . . . . . . . . .              213,853
       6,577   *  Biomet Inc  . . . . . . . . . . . . . . . .              121,675
       2,254   *  Boston Scientific Corp  . . . . . . . . . .               91,287
       4,139      C R Bard Inc  . . . . . . . . . . . . . . .              119,514
      13,518      Johnson & Johnson . . . . . . . . . . . . .            1,170,997
       2,955      Medtronic Inc . . . . . . . . . . . . . . .              162,156
       1,148   *  St Jude Medical Inc . . . . . . . . . . . .               45,326
                                                                   ---------------
                                                                         3,298,560
                                                                   ---------------

                  HOUSEHOLD PRODUCTS - 1.55%
       4,873      Colgate Palmolive Co  . . . . . . . . . . .              356,947
       5,084      Minnesota Mining & Manufacturing Co . . . .              333,002
       1,951      Premark International Inc . . . . . . . . .               99,501
      14,540      Procter & Gamble Co . . . . . . . . . . . .            1,255,892
       8,683      Rubbermaid Inc  . . . . . . . . . . . . . .              238,783
       4,803      Unilever N V - ADR  . . . . . . . . . . . .              638,199
                                                                   ---------------
                                                                         2,922,324
                                                                   ---------------

                  INFORMATION PROCESSING - 4.72%
         125      Apple Computer  . . . . . . . . . . . . . .                4,766
       6,388      Automatic Data Processing Inc . . . . . . .              508,644
       7,795   *  Ceridian Corp . . . . . . . . . . . . . . .              327,390
       8,133   *  Cisco Systems Inc . . . . . . . . . . . . .              684,189
       4,295   *  Compaq Computer Corp  . . . . . . . . . . .              212,603
       5,425      Computer Associates International Inc   . .              355,337
       6,082   *  Cray Research Inc . . . . . . . . . . . . .              145,968
       5,705   *  Data General Corp . . . . . . . . . . . . .               69,173
       3,682   *  Digital Equipment Corp  . . . . . . . . . .              216,778
       1,235      First Data Corp . . . . . . . . . . . . . .               87,685
      11,414      Hewlett Packard Co  . . . . . . . . . . . .              945,935
       4,575      Honeywell Inc . . . . . . . . . . . . . . .              217,884
      18,907      Intel Corp  . . . . . . . . . . . . . . . .            1,150,964
      14,621      International Business Machines Corp  . . .            1,412,754
      13,504   *  Microsoft Corp  . . . . . . . . . . . . . .            1,176,536
       8,854   *  Oracle Systems Inc  . . . . . . . . . . . .              401,750
       2,807   *  Silicon Graphics Inc  . . . . . . . . . . .              102,456
       4,307   *  Sun Microsystems Inc  . . . . . . . . . . .              362,326
       7,520   *  Tandem Computers Inc  . . . . . . . . . . .               94,000
       2,991      Xerox Corp  . . . . . . . . . . . . . . . .              410,141
                                                                   ---------------
                                                                         8,887,279
                                                                   ---------------

                  INSURANCE - CASUALTY - 0.21%
       1,258      Chubb Corp  . . . . . . . . . . . . . . . .              122,340
       1,339      Safeco Corp . . . . . . . . . . . . . . . .               95,069
       1,035      St Paul Cos Inc . . . . . . . . . . . . . .               57,960
       6,510      USF & G Corp  . . . . . . . . . . . . . . .              112,298
                                                                   ---------------
                                                                           387,667
                                                                   ---------------

                  INSURANCE - LIFE - 0.16%
       2,860      Lincoln National Corp . . . . . . . . . . .              133,705
       3,893      Torchmark Corp  . . . . . . . . . . . . . .              165,453
          28   *  Transport Holdings Inc Class A  . . . . . .                1,099
                                                                   ---------------
                                                                           300,257
                                                                   ---------------

                  INSURANCE - MISCELLANEOUS - 0.20%
       8,107      Alexander & Alexander Services  . . . . . .              177,341
       1,284      General Re Corp . . . . . . . . . . . . . .              192,118
                                                                   ---------------
                                                                           369,459
                                                                   ---------------

                  INSURANCE - MULTILINE - 1.23%
       7,038      Aetna Life & Casualty Co  . . . . . . . . .              516,413
       6,104      Allstate Corp . . . . . . . . . . . . . . .              250,264
      11,623      American International Group Inc  . . . . .            1,043,164
       1,987      Marsh & McLennan Cos Inc  . . . . . . . . .              172,372
       5,731      Travelers Group Inc . . . . . . . . . . . .              340,995
                                                                   ---------------
                                                                         2,323,208
                                                                   ---------------

                  LEISURE TIME - 0.15%
      13,292   *  Bally Entertainment Group . . . . . . . . .              161,165
       5,891      Outboard Marine Corp  . . . . . . . . . . .              120,766
                                                                   ---------------
                                                                           281,931
                                                                   ---------------

                  LODGING - 0.01%
         537      Marriot International Inc . . . . . . . . .               20,003
                                                                   ---------------

                  MACHINE TOOLS - 0.05%
       5,652      Giddings & Lewis Inc  . . . . . . . . . . .               89,019
                                                                   ---------------

                  MACHINERY - AGRICULTURE - 0.11%
       6,534      Deere & Co  . . . . . . . . . . . . . . . .              214,805
                                                                   ---------------

                  MACHINERY - CONSTRUCTION & CONTRACTS - 0.08%
       1,774      Caterpillar Inc . . . . . . . . . . . . . .              108,879
       1,123      Foster Wheeler Corp . . . . . . . . . . . .               44,359
                                                                   ---------------
                                                                           153,238
                                                                   ---------------

                  MACHINERY - INDUSTRIAL/SPECIALTY - 0.17%
       6,852      Cooper Industries Inc . . . . . . . . . . .              250,098
         285      Illinois Tool Works Inc . . . . . . . . . .               18,062
         870      Johnson Controls Inc  . . . . . . . . . . .               60,247
                                                                   ---------------
                                                                           328,407
                                                                   ---------------

================================================================================
TIMED OPPORTUNITY FUND - CONTINUED   November 30, 1995   STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                                                     (Unaudited)

    NUMBER                                                              MARKET
   OF SHARES                                                            VALUE
-----------------------------------------------------------------------------------
                  MERCHANDISE - DRUG - 0.12%
       2,500      Rite Aid Corp . . . . . . . . . . . . . . .      $        78,125
       4,950      Walgreen Co . . . . . . . . . . . . . . . .              144,169
                                                                   ---------------
                                                                           222,294
                                                                   ---------------

                  MERCHANDISE - SPECIALTY - 0.70%
       4,211      American Greetings Corp Class A . . . . . .              114,750
         895      Circuit City Stores Inc . . . . . . . . . .               25,955
         723      Gap Inc . . . . . . . . . . . . . . . . . .               32,716
      10,075      Home Depot Inc  . . . . . . . . . . . . . .              447,078
         394      Jostens Inc . . . . . . . . . . . . . . . .                9,751
       3,014      Limited Inc . . . . . . . . . . . . . . . .               53,875
       1,268      Nordstrom Inc . . . . . . . . . . . . . . .               49,769
       6,738   *  Price Enterprises Inc . . . . . . . . . . .              103,386
       3,942      Tandy Corp  . . . . . . . . . . . . . . . .              187,738
      12,916   *  Toys R Us Inc . . . . . . . . . . . . . . .              300,297
                                                                   ---------------
                                                                         1,325,315
                                                                   ---------------

                  MERCHANDISING - DEPARTMENT - 0.29%
       3,993      Dayton Hudson Corp  . . . . . . . . . . . .              289,992
       3,836      Dillard Department Stores Inc Class A   . .              110,764
       1,278      May Department Stores Co  . . . . . . . . .               55,753
       1,940      Mercantile Stores Inc . . . . . . . . . . .               90,210
                                                                   ---------------
                                                                           546,719
                                                                   ---------------

                  MERCHANDISING - FOOD - 0.45%
      10,467      Albertsons Inc  . . . . . . . . . . . . . .              321,860
       1,943      American Stores Co  . . . . . . . . . . . .               51,004
           5   *  Brunos Onc  . . . . . . . . . . . . . . . .                   53
       3,855   *  Kroger Co . . . . . . . . . . . . . . . . .              129,142
       1,702      Supervalu Inc . . . . . . . . . . . . . . .               54,890
       9,117      Sysco Corp  . . . . . . . . . . . . . . . .              279,208
         308      Winn Dixie Stores Inc . . . . . . . . . . .               19,751
                                                                   ---------------
                                                                           855,908
                                                                   ---------------

                  MERCHANDISING - MASS - 1.06%
       7,442      J C Penney Inc  . . . . . . . . . . . . . .              348,844
       6,355      Sears Roebuck & Co  . . . . . . . . . . . .              250,228
      56,612      Wal Mart Stores Inc . . . . . . . . . . . .            1,358,688
       2,155   *  Woolworth Corp  . . . . . . . . . . . . . .               32,325
                                                                   ---------------
                                                                         1,990,085
                                                                   ---------------

                  METALS - ALUMINUM - 0.07%
       2,302      Aluminum Co of America  . . . . . . . . . .              134,667
                                                                   ---------------

                  METALS - COPPER - 0.06%
       2,744      Newmont Mining Corp . . . . . . . . . . . .              118,335
                                                                   ---------------

                  METALS - MISCELLANEOUS - 0.22%
         228      Engelhard Corp  . . . . . . . . . . . . . .                5,329
      15,198      Freeport McMoran Copper & Gold Class B  . .              412,246
                                                                   ---------------
                                                                           417,575
                                                                   ---------------

                  METALS - STEEL - 0.05%
       8,650   *  Armco Inc . . . . . . . . . . . . . . . . .               49,738
       2,159   *  Bethlehem Steel Corp  . . . . . . . . . . .               30,226
         294      Nucor Corp  . . . . . . . . . . . . . . . .               14,663
                                                                   ---------------
                                                                            94,627
                                                                   ---------------

                  MISCELLANEOUS - 0.08%
       3,212      Corning Inc . . . . . . . . . . . . . . . .               96,762
       1,565   *  CUC International Inc . . . . . . . . . . .               59,470
                                                                   ---------------
                                                                           156,232
                                                                   ---------------

                  NATURAL GAS - DIVERSIFIED - 0.25%
       3,047      Coastal Corp  . . . . . . . . . . . . . . .              101,313
       7,740      Enserch Corp  . . . . . . . . . . . . . . .              119,970
       7,269      NorAm Energy Corp . . . . . . . . . . . . .               57,243
       4,153      Panhandle Eastern Corp  . . . . . . . . . .              117,841
       2,512      Sonat Inc . . . . . . . . . . . . . . . . .               81,012
                                                                   ---------------
                                                                           477,379
                                                                   ---------------

                  OIL - INTEGRATED DOMESTIC - 1.18%
      12,253      Amoco Corp  . . . . . . . . . . . . . . . .              830,141
       5,469      Atlantic Richfield Co . . . . . . . . . . .              592,703
         845      Burlington Resources Inc  . . . . . . . . .               32,533
       5,340      Occidental Petroleum Corp . . . . . . . . .              118,147
       7,129      Phillips Petroleum Co . . . . . . . . . . .              237,039
       2,710      Sun Co  . . . . . . . . . . . . . . . . . .               75,202
       9,003      Unocal Corp . . . . . . . . . . . . . . . .              241,956
       5,111      USX Marathon Group  . . . . . . . . . . . .               93,915
                                                                   ---------------
                                                                         2,221,636
                                                                   ---------------

                  OIL - INTEGRATED INTERNATIONAL - 3.07%
      11,818      Chevron Corp  . . . . . . . . . . . . . . .              583,514
      26,921      Exxon Corp  . . . . . . . . . . . . . . . .            2,083,012
       8,787      Mobil Corp  . . . . . . . . . . . . . . . .              917,143
      12,579      Royal Dutch Petroleum Co - ADR  . . . . . .            1,614,829
       7,828      Texaco Inc  . . . . . . . . . . . . . . . .              579,272
                                                                   ---------------
                                                                         5,777,770
                                                                   ---------------

                  OIL - SERVICES - 0.69%
       5,592      Baker Hughes Inc  . . . . . . . . . . . . .              113,937
      10,575      Dresser Industries Inc  . . . . . . . . . .              249,834
       3,483      Halliburton Co  . . . . . . . . . . . . . .              151,075
      18,580   *  Rowan Cos Inc . . . . . . . . . . . . . . .              139,350
       9,064      Schlumberger Ltd  . . . . . . . . . . . . .              575,564
       1,572   *  Western Atlas Inc . . . . . . . . . . . . .               75,260
                                                                   ---------------
                                                                         1,305,020
                                                                   ---------------

                  OIL/GAS PRODUCERS - 0.07%
       4,559      Helmerich & Payne Inc . . . . . . . . . . .              124,233
                                                                   ---------------

                  PAPER/FOREST PRODUCTS - 1.35%
       1,492      Alco Standard Corp  . . . . . . . . . . . .               64,902
      11,993      Boise Cascade Corp  . . . . . . . . . . . .              446,739
       7,301      Champion International Corp . . . . . . . .              344,060
       3,027      Georgia Pacific Corp  . . . . . . . . . . .              235,349
      15,869      International Paper Co  . . . . . . . . . .              605,006
       1,937      Kimberly Clark Corp . . . . . . . . . . . .              148,907
         718      Potlatch Corp . . . . . . . . . . . . . . .               28,989
         155      Scott Paper Co  . . . . . . . . . . . . . .                8,854

================================================================================
TIMED OPPORTUNITY FUND - CONTINUED   November 30, 1995   STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                                                     (Unaudited)

    NUMBER                                                              MARKET
   OF SHARES                                                            VALUE
-----------------------------------------------------------------------------------
                  PAPER/FOREST PRODUCTS - Continued
       2,839      Union Camp Corp . . . . . . . . . . . . . .      $       139,466
       9,589      Westvaco Corp . . . . . . . . . . . . . . .              262,499
       4,219      Willamette Industries Inc . . . . . . . . .              255,249
                                                                   ---------------
                                                                         2,540,020
                                                                   ---------------

                  PHOTOGRAPHY - 0.22%
       6,189      Eastman Kodak Co  . . . . . . . . . . . . .              420,852
                                                                   ---------------

                  POLLUTION CONTROL - 0.33%
      30,059      Laidlaw Inc Class B . . . . . . . . . . . .              278,046
      11,355      WMX Technologies Inc  . . . . . . . . . . .              334,972
                                                                   ---------------
                                                                           613,018
                                                                   ---------------

                  PUBLISHING - NEWS - 0.19%
       4,260      Dow Jones & Co Inc  . . . . . . . . . . . .              163,478
       3,083      Gannett Inc . . . . . . . . . . . . . . . .              188,063
                                                                   ---------------
                                                                           351,541
                                                                   ---------------

                  PUBLISHING/PRINTING - 0.50%
      15,567      Harcourt General Inc  . . . . . . . . . . .              626,572
       2,686      John H Harland Co . . . . . . . . . . . . .               55,399
       1,180      McGraw Hill Inc . . . . . . . . . . . . . .               98,825
       4,080      R R Donnelley & Sons Co . . . . . . . . . .              156,570
                                                                   ---------------
                                                                           937,366
                                                                   ---------------

                  RAILROAD - 0.56%
       6,319      Burlington Northern Inc . . . . . . . . . .              509,469
       2,036      CSX Corp  . . . . . . . . . . . . . . . . .              178,405
       3,120      Norfolk Southern Corp . . . . . . . . . . .              245,700
       1,892      Union Pacific Corp  . . . . . . . . . . . .              128,183
                                                                   ---------------
                                                                         1,061,757
                                                                   ---------------

                  RESTAURANTS - 0.37%
       4,937      Darden Restaurants Inc  . . . . . . . . . .               57,393
      12,591      McDonalds Corp  . . . . . . . . . . . . . .              561,873
      10,922   *  Ryans Family Steak House  . . . . . . . . .               80,550
                                                                   ---------------
                                                                           699,816
                                                                   ---------------

                  SAVINGS AND LOAN - 0.10%
       3,500      Great Western Financial Corp  . . . . . . .               89,250
       3,904      H F Ahmanson & Co . . . . . . . . . . . . .              104,432
                                                                   ---------------
                                                                           193,682
                                                                   ---------------

                  SECURITIES RELATED - 1.29%
      10,578      American Express Co . . . . . . . . . . . .              449,565
       9,153      Dean Witter Discover & Co . . . . . . . . .              466,803
       2,466      Merrill Lynch & Co Inc  . . . . . . . . . .              137,171
      10,966      Morgan Stanley Group Inc  . . . . . . . . .              945,818
      11,718      Salomon Inc . . . . . . . . . . . . . . . .              426,242
                                                                   ---------------
                                                                         2,425,599
                                                                   ---------------

                  SEMICONDUCTORS - 1.04%
       2,820   *  Applied Materials Inc . . . . . . . . . . .              137,122
       7,509      Micron Technology Inc . . . . . . . . . . .              411,118
      14,007      Motorola Inc  . . . . . . . . . . . . . . .              857,929
       7,087   *  National Semiconductor Corp . . . . . . . .              151,485
       7,006      Texas Instruments Inc . . . . . . . . . . .              405,472
                                                                   ---------------
                                                                         1,963,126
                                                                   ---------------

                  TELECOMMUNICATIONS - 0.62%
       6,152   *  Airtouch Communications Inc . . . . . . . .              179,177
      10,107      ALLTEL Corp . . . . . . . . . . . . . . . .              298,157
       1,588   *  Andrew Corp . . . . . . . . . . . . . . . .               68,681
       2,730   *  DSC Communications Corp . . . . . . . . . .              108,176
      10,830      Northern Telecommunications Corp  . . . . .              437,261
       1,850   *  Tellabs Inc . . . . . . . . . . . . . . . .               72,613
                                                                   ---------------
                                                                         1,164,065
                                                                   ---------------

                  TOBACCO - 1.01%
      19,112      Philip Morris Cos Inc . . . . . . . . . . .            1,677,078
       6,822      UST Inc . . . . . . . . . . . . . . . . . .              222,568
                                                                   ---------------
                                                                         1,899,646
                                                                   ---------------

                  UTILITIES - COMMUNICATION - 5.11%
      13,648      Ameritech Corp  . . . . . . . . . . . . . .              750,640
      39,552      AT & T Corp . . . . . . . . . . . . . . . .            2,610,432
       8,979      Bell Atlantic Corp  . . . . . . . . . . . .              565,677
      20,844      Bellsouth Corp  . . . . . . . . . . . . . .              810,311
      28,484      GTE Corp  . . . . . . . . . . . . . . . . .            1,214,130
      12,227      MCI Communications Corp . . . . . . . . . .              327,072
       9,025      NYNEX Corp  . . . . . . . . . . . . . . . .              447,866
      13,762      Pacific Telesis Group . . . . . . . . . . .              412,860
      24,953      SBC Communications Inc  . . . . . . . . . .            1,347,462
      11,337      Sprint Corp . . . . . . . . . . . . . . . .              453,480
      17,773   *  U S West Inc  . . . . . . . . . . . . . . .              555,406
       6,602   *  U S West Inc Media Group  . . . . . . . . .              118,836
                                                                   ---------------
                                                                         9,614,172
                                                                   ---------------

                  UTILITIES - ELECTRIC - 1.87%
         134      American Electric Power Inc . . . . . . . .                5,042
       2,698      Baltimore Gas & Electric Co . . . . . . . .               71,834
       3,046      Central & South West Corp . . . . . . . . .               81,861
       4,373      CiNergy Corp  . . . . . . . . . . . . . . .              129,004
      10,006      Consolidated Edison Co of New York Inc  . .              288,923
       8,484      Dominion Resources Inc  . . . . . . . . . .              336,178
       7,258      Duke Power Co . . . . . . . . . . . . . . .              325,703
       8,674      Entergy Corp  . . . . . . . . . . . . . . .              241,788
       1,629      FPL Group Inc . . . . . . . . . . . . . . .               70,658
       1,511      Houston Industries Inc  . . . . . . . . . .               69,128
       1,790      Ohio Edison Co  . . . . . . . . . . . . . .               40,723
       8,919      Pacific Gas & Electric Co . . . . . . . . .              245,272
       4,945      PacifiCorp  . . . . . . . . . . . . . . . .               97,046
      11,817      Public Service Enterprise Group . . . . . .              350,079
      18,204      SCE Corp  . . . . . . . . . . . . . . . . .              284,437
      24,239      Southern Co . . . . . . . . . . . . . . . .              554,467
       2,037      Unicom Corp . . . . . . . . . . . . . . . .               65,184
       6,649      Union Electric Co . . . . . . . . . . . . .              266,791
                                                                   ---------------
                                                                         3,524,118
                                                                   ---------------

================================================================================
TIMED OPPORTUNITY FUND - CONTINUED   November 30, 1995   STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                                                     (Unaudited)

    NUMBER                                                              MARKET
   OF SHARES                                                            VALUE
-----------------------------------------------------------------------------------
                  UTILITIES - GAS, PIPELINE - 0.38%
         459      Consolidated Natural Gas Co . . . . . . . .      $        20,368
      14,934      Enron Corp  . . . . . . . . . . . . . . . .              560,025
       3,777      Nicor Inc . . . . . . . . . . . . . . . . .               95,841
       1,400      Pacific Enterprises . . . . . . . . . . . .               37,450
                                                                   ---------------
                                                                           713,684
                                                                   ---------------

                  TOTAL COMMON STOCKS
                  (Cost $93,331,733)  . . . . . . . . . . . .          109,722,336
                                                                   ---------------


        PAR
       VALUE
-----------------------------------------------------------------------------------
                  CORPORATE BONDS - 16.95%

                  AEROSPACE/DEFENSE - 0.94%
$  1,750,000      Raytheon Co,
                    6.50% due 7/15/05 . . . . . . . . . . . .            1,775,410
                                                                   ---------------

                  AUTO - CARS - 1.11%
   2,000,000      General Motors Acceptance Corp,
                    7.375% due 5/28/99  . . . . . . . . . . .            2,085,740
                                                                   ---------------

                  BANKS - OTHER - 1.08%
   2,000,000      BankAmerica Corp,
                    6.75% due 9/15/05 . . . . . . . . . . . .            2,034,040
                                                                   ---------------

                  BANKS - REGIONAL - 1.15%
   2,000,000      NationsBank Corp,
                    7.625% due 4/15/05  . . . . . . . . . . .            2,154,260
                                                                   ---------------

                  CONSUMER FINANCE - 3.07%
   2,000,000      American Express Credit Corp,
                    6.50% due 8/1/00  . . . . . . . . . . . .            2,039,020
   1,700,000      Associates Corp of North America,
                    6.00% due 6/15/00 . . . . . . . . . . . .            1,699,524
   2,000,000      Sears Roebuck Acceptance Corp,
                    6.75% due 9/15/05 . . . . . . . . . . . .            2,038,980
                                                                   ---------------
                                                                         5,777,524
                                                                   ---------------

                  FINANCE COMPANIES - 0.53%
   1,000,000      Ford Motor Credit Co,
                    6.25% due 11/8/00 . . . . . . . . . . . .            1,005,370
                                                                   ---------------

                  HEAVY DUTY TRUCKS/PARTS - 0.53%
   1,000,000      Eaton Corp,
                    7.00% due 4/1/11  . . . . . . . . . . . .              996,280
                                                                   ---------------

                  LODGING - 0.80%
   1,500,000      ITT Destinations,
                    6.75% due 11/15/05  . . . . . . . . . . .            1,509,630
                                                                   ---------------

                  MERCHANDISE - DRUG - 0.52%
   1,000,000      Rite Aid Corp,
                    6.875% due 8/15/13  . . . . . . . . . . .              971,220
                                                                   ---------------

                  MERCHANDISING - MASS - 0.56%
   1,000,000      Sears Roebuck & Co,
                    7.35% due 3/23/00 . . . . . . . . . . . .            1,048,300
                                                                   ---------------

                  OIL - INTEGRATED DOMESTIC - 1.12%
   2,000,000      Union Oil Co California,
                    7.20% due 5/15/05 . . . . . . . . . . . .            2,097,560
                                                                   ---------------

                  POLLUTION CONTROL - 1.18%
   2,000,000      Browning Ferris Industries Inc,
                    7.875% due 3/15/05  . . . . . . . . . . .            2,219,980
                                                                   ---------------

                  PUBLISHING/PRINTING - 1.06%
   2,000,000      Time Warner Entertainment Co L P,
                    7.25% due 9/1/08  . . . . . . . . . . . .            2,002,980
                                                                   ---------------

                  SECURITIES RELATED - 1.13%
   2,000,000      Smith Barney Holdings Inc,
                    7.875% due 10/1/99  . . . . . . . . . . .            2,120,480
                                                                   ---------------

                  UTILITIES - COMMUNICATION - 1.09%
   2,000,000      Bellsouth Telecommunications,
                    7.00% due 10/1/25 . . . . . . . . . . . .            2,058,060
                                                                   ---------------

                  UTILITIES - ELECTRIC - 1.08%
   2,000,000      Texas Utilities Electric Co,
                    6.75% due 7/1/05  . . . . . . . . . . . .            2,036,520
                                                                   ---------------

                  TOTAL CORPORATE BONDS
                  (Cost $30,913,946)  . . . . . . . . . . . .           31,893,354
                                                                   ---------------

                  UNITED STATES GOVERNMENT -

                  LONG TERM - 18.40%
                  GOVERNMENT SPONSORED - 1.05%
                  Federal Home Loan Mortgage Corp:
     420,413        7.50% due 9/1/25  . . . . . . . . . . . .              427,900
     783,876        7.50% due 9/1/25  . . . . . . . . . . . .              797,837
     194,779        7.50% due 9/1/25  . . . . . . . . . . . .              198,248
     544,255        7.50% due 9/1/25  . . . . . . . . . . . .              553,948
                                                                   ---------------
                                                                         1,977,933
                                                                   ---------------

                  UNITED STATES BONDS
                  AND NOTES - 17.35%
   4,000,000      United States Treasury Bonds,
                    7.50% due 11/15/24  . . . . . . . . . . .            4,676,880
                  United States Treasury Notes:
   1,000,000        8.50% due 7/15/97 . . . . . . . . . . . .            1,047,190
   1,000,000        8.00% due 8/15/99 . . . . . . . . . . . .            1,082,030
   4,000,000        7.875% due 11/15/04 . . . . . . . . . . .            4,575,000
   1,000,000        6.75% due 5/31/99 . . . . . . . . . . . .            1,039,220
   3,000,000        6.25% due 8/31/00 . . . . . . . . . . . .            3,084,360
   6,000,000        6.125% due 5/15/98  . . . . . . . . . . .            6,099,360
   3,000,000        5.875% due 7/31/97  . . . . . . . . . . .            3,022,500
   4,000,000        5.625% due 10/31/97 . . . . . . . . . . .            4,018,760
   3,000,000        5.50% due 4/15/00 . . . . . . . . . . . .            3,002,340
   1,000,000        5.375% due 5/31/98  . . . . . . . . . . .              998,910
                                                                   ---------------
                                                                        32,646,550
                                                                   ---------------

                  TOTAL UNITED STATES
                  GOVERNMENT - LONG TERM
                  (Cost $33,270,794)  . . . . . . . . . . . .           34,624,483
                                                                   ---------------

================================================================================
TIMED OPPORTUNITY FUND - CONTINUED   November 30, 1995   STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                                                     (Unaudited)

        PAR                                                             MARKET
       VALUE                                                            VALUE
-----------------------------------------------------------------------------------
                  CORPORATE SHORT TERM
                  COMMERCIAL PAPER - 5.77%

                  BEVERAGE - SOFT DRINKS - 0.52%
$  1,000,000      Coca Cola Enterprises Inc,
                    5.72% due 1/31/96 . . . . . . . . . . . .      $       990,308
                                                                    --------------

                  CONSUMER FINANCE - 1.17%
   2,200,000      Beneficial Corp,
                    5.72% due 12/5/95 . . . . . . . . . . . .            2,198,602
                                                                   ---------------

                  FINANCE COMPANIES - 1.51%
   1,843,000      CIESCO L P,
                    5.60% due 12/14/95  . . . . . . . . . . .            1,839,273
   1,000,000      International Lease Finance Corp,
                    5.62% due 12/12/95  . . . . . . . . . . .              998,283
                                                                   ---------------
                                                                         2,837,556
                                                                   ---------------
                  SECURITIES RELATED - 2.57%
                  Merrill Lynch & Co Inc:
   2,483,000        5.85% due 12/1/95 . . . . . . . . . . . .            2,483,000
   2,357,000        5.77% due 12/4/95 . . . . . . . . . . . .            2,355,866
                                                                   ---------------
                                                                         4,838,866
                                                                   ---------------

                  TOTAL CORPORATE SHORT TERM
                  COMMERCIAL PAPER
                  (Cost $10,865,332)  . . . . . . . . . . . .           10,865,332
                                                                   ---------------

                  UNITED STATES GOVERNMENT -
                  SHORT TERM - 0.13%
     250,000      United States Treasury Bills,
                    5.645% due 12/21/95
                    (Cost $249,216) . . . . . . . . . . . . .              249,216
                                                                   ---------------

                  TOTAL INVESTMENTS
                  (Cost $168,631,021) - 99.55%  . . . . . . .          187,354,721
                  Other assets and liabilities,
                    net - 0.45%   . . . . . . . . . . . . . .              837,489
                                                                   ---------------

                  NET ASSETS (equivalent
                    to $12.15 per share on
                    15,493,178 shares
                    outstanding) - 100%   . . . . . . . . . .      $   188,192,210
                                                                   ---------------

               *  Non-income producing



                                                                      UNREALIZED
CONTRACTS                                                            APPRECIATION
----------------------------------------------------------------------------------
                  FUTURES CONTRACTS PURCHASED(1)
                  (Delivery month/Value at 11/30/95)
       20 (2)     S&P 500 Index Futures
                    (December/$607.25)  . . . . . . . . . . .      $       280,550
                                                                   ---------------

                  (1) U.S. Treasury Bills with a market value of approximately $250,000 were maintained in a segregated account with a portion placed as collateral for futures contracts.
                  (2)  Per 500

----------------------------------------------------------------------------------
NET ASSETS REPRESENTED BY:
Capital stock, $.01 par value per share,
  1,000,000,000 shares authorized,
  15,493,178 shares outstanding . . . . . . . . . . . . . . .      $       154,932
Additional paid in capital  . . . . . . . . . . . . . . . . .          159,160,641
Undistributed net realized gain on securities . . . . . . . .            9,790,115
Undistributed net investment income . . . . . . . . . . . . .               82,272
Unrealized appreciation of:
 Investments  . . . . . . . . . . . . . . . .    $    18,723,700
 Futures  . . . . . . . . . . . . . . . . . .            280,550        19,004,250
                                                 ---------------   ---------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING . . . . . . . . .      $   188,192,210
                                                                   ---------------

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
TIMED OPPORTUNITY FUND                                      FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                                                                     (Unaudited)


STATEMENT OF OPERATIONS
For the six months ended November 30, 1995
INVESTMENT INCOME:
Dividends . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $   1,141,629
Interest  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,034,657
                                                                                                   -------------
    Total investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          4,176,286
                                                                                                   -------------

EXPENSES:
Advisory fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            463,082
Custodian and accounting services . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             38,504
Reports to shareholders . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             11,553
Audit fees  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              2,927
Directors' fees and expenses  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              3,925
Miscellaneous . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             20,276
                                                                                                   -------------
    Total expenses  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            540,267
                                                                                                   -------------
NET INVESTMENT INCOME . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,636,019
                                                                                                   -------------

REALIZED AND UNREALIZED GAIN ON SECURITIES:
Net realized gain on:
    Investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $    6,768,727
    Futures contracts . . . . . . . . . . . . . . . . . . . . . . . . . . . .           771,274        7,540,001
                                                                                 --------------    -------------
Net unrealized appreciation (depreciation) during the period:
    Investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         6,961,016
    Futures contracts . . . . . . . . . . . . . . . . . . . . . . . . . . . .           (14,050)       6,946,966
                                                                                 --------------    -------------
       Net realized and unrealized gain during the period . . . . . . . . . . . . . . . . . .         14,486,967
                                                                                                   -------------
INCREASE IN NET ASSETS RESULTING  FROM OPERATIONS . . . . . . . . . . . . . . . . . . . . . .      $  18,122,986
                                                                                                   =============

STATEMENT OF CHANGES IN NET ASSETS                                                   For the six    For the fiscal
                                                                                    months ended      year ended
                                                                                 November 30, 1995   May 31, 1995
                                                                                 -------------------------------
OPERATIONS:
Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $    3,636,019    $   7,512,913
Net realized gain on securities . . . . . . . . . . . . . . . . . . . . . . .         7,540,001        3,400,944
Net unrealized appreciation of securities during the period . . . . . . . . .         6,946,966       10,353,911
                                                                                 -------------------------------
    Increase in net assets resulting from operations  . . . . . . . . . . . .        18,122,986       21,267,768
                                                                                 -------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . .        (3,710,667)      (7,558,597)
Net realized gain on securities . . . . . . . . . . . . . . . . . . . . . . .                 -       (7,068,460)
                                                                                 -------------------------------
    Decrease in net assets resulting from distributions to shareholders . . .        (3,710,667)     (14,627,057)
                                                                                 -------------------------------

CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold  . . . . . . . . . . . . . . . . . . . . . .         1,763,174        6,307,925
Proceeds from capital stock issued for distributions reinvested . . . . . . .         3,710,667       14,627,057
                                                                                 -------------------------------
                                                                                      5,473,841       20,934,982
Cost of capital stock repurchased . . . . . . . . . . . . . . . . . . . . . .       (15,087,290)     (38,758,320)
                                                                                 -------------------------------
    Decrease in net assets resulting from capital stock transactions  . . . .        (9,613,449)     (17,823,338)
                                                                                 -------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS . . . . . . . . . . . . . . . . . . .         4,798,870      (11,182,627)

NET ASSETS:
Beginning of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       183,393,340      194,575,967
                                                                                 -------------------------------
End of period (including undistributed net investment income of $82,272
    and $156,920) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $  188,192,210    $ 183,393,340
                                                                                 ===============================

CHANGE IN SHARES OUTSTANDING:
Shares of capital stock sold  . . . . . . . . . . . . . . . . . . . . . . . .           151,301          585,687
Shares issued for distributions reinvested  . . . . . . . . . . . . . . . . .           318,008        1,389,056
Shares of capital stock repurchased   . . . . . . . . . . . . . . . . . . . .        (1,295,474)      (3,610,925)
                                                                                 -------------------------------
    Decrease in shares outstanding  . . . . . . . . . . . . . . . . . . . . .          (826,165)      (1,636,182)
Shares outstanding:
    Beginning of period . . . . . . . . . . . . . . . . . . . . . . . . . . .        16,319,343       17,955,525
                                                                                 -------------------------------
    End of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        15,493,178       16,319,343
                                                                                 ===============================

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
CAPITAL CONSERVATION FUND   November 30, 1995           STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                                                     (Unaudited)

     PAR                                                                 MARKET
    VALUE                                                                 VALUE
----------------------------------------------------------------------------------
                  CORPORATE BONDS - 80.73%

                  AEROSPACE/DEFENSE - 1.56%
$    500,000      Boeing Inc,
                    8.10% due 11/15/06  . . . . . . . . . . .      $       570,210
     500,000      Rockwell International Corp,
                    8.375% due 2/15/01  . . . . . . . . . . .              552,310
                                                                   ---------------
                                                                         1,122,520
                                                                   ---------------
                  AIRLINES - 3.14%
   2,000,000      Southwest Airlines Co,
                    8.75% due 10/15/03  . . . . . . . . . . .            2,265,700
                                                                   ---------------
                  AUTO - CARS - 1.67%
   1,000,000      General Motors Corp,
                    8.80% due 3/1/21  . . . . . . . . . . . .            1,203,080
                                                                   ---------------
                  BANKS - OTHER - 2.79%
   1,000,000      BankAmerica Corp,
                    7.20% due 4/15/06 . . . . . . . . . . . .            1,051,300
   1,000,000      Toronto Dominion Bank Ont,
                    6.125% due 11/1/08  . . . . . . . . . . .              962,450
                                                                   ---------------
                                                                         2,013,750
                                                                   ---------------
                  BANKS - REGIONAL - 13.79%
                  Barnett Banks Inc:
     500,000        10.875% due 3/15/03 . . . . . . . . . . .              625,845
   1,000,000        6.90% due 9/1/05  . . . . . . . . . . . .            1,026,950
     500,000      Boatmens Bancshares Inc,
                    8.625% due 11/15/03 . . . . . . . . . . .              563,315
   2,000,000      First Bank Systems Inc,
                    6.875% due 9/15/07  . . . . . . . . . . .            2,050,840
                  NationsBank Corp:
   1,500,000        7.75% due 8/15/15 . . . . . . . . . . . .            1,605,405
   1,000,000        7.625% due 4/15/05  . . . . . . . . . . .            1,077,130
   1,000,000      Norwest Corp,
                    6.65% due 10/15/23  . . . . . . . . . . .              955,590
   1,000,000      Southtrust Corp,
                    7.625% due 5/1/04 . . . . . . . . . . . .            1,054,690
   1,000,000      Wachovia Corp,
                    6.375% due 2/1/09 . . . . . . . . . . . .              979,450
                                                                   ---------------
                                                                         9,939,215
                                                                   ---------------
                  BEVERAGE - BREWERS/
                  DISTRIBUTORS - 3.33%
   2,000,000      Joseph E Seagram & Sons Inc,
                    9.00% due 8/15/21 . . . . . . . . . . . .            2,401,440
                                                                   ---------------
                  CONSUMER FINANCE - 2.83%
   1,000,000      Associates Corp of North America,
                    6.125% due 2/1/98 . . . . . . . . . . . .            1,006,170
   1,000,000      Commercial Credit Group Inc,
                    6.875% due 5/1/02 . . . . . . . . . . . .            1,035,730
                                                                   ---------------
                                                                         2,041,900
                                                                   ---------------

                  CONTAINERS - METAL/GLASS - 1.43%
   1,000,000      Crown Cork & Seal Co Inc,
                    7.00% due 6/15/99 . . . . . . . . . . . .            1,030,170
                                                                   ---------------
                  ENTERTAINMENT - 2.95%
   2,000,000      News America Holdings Inc,
                    8.25% due 8/10/18 . . . . . . . . . . . .            2,125,460
                                                                   ---------------
                  FINANCE COMPANIES - 7.87%
   2,000,000      Capital One Bank,
                    8.125% due 3/1/00 . . . . . . . . . . . .            2,124,740
   1,000,000      CIT Group Holdings,
                    8.375% due 11/1/01  . . . . . . . . . . .            1,099,040
                  Ford Motor Credit Co:
   1,000,000        8.20% due 2/15/02 . . . . . . . . . . . .            1,099,860
     500,000        6.375% due 11/5/08  . . . . . . . . . . .              491,990
     750,000      General Electric Capital Corp,
                    8.125% due 5/15/12  . . . . . . . . . . .              858,510
                                                                   ---------------
                                                                         5,674,140
                                                                   ---------------
                  FOODS - 4.31%
   2,550,000      Ralston Purina Co,
                    9.25% due 10/15/09  . . . . . . . . . . .            3,110,490
                                                                   ---------------
                  INSURANCE - MULTILINE - 0.76%
     500,000      ITT Hartford Group,
                    8.30% due 12/1/01 . . . . . . . . . . . .              544,255
                                                                   ---------------
                  LODGING - 2.09%
   1,500,000      ITT Destinations,
                    7.375% due 11/15/15 . . . . . . . . . . .            1,509,585
                                                                   ---------------
                  MACHINERY - INDUSTRIAL/
                  SPECIALTY - 0.86%
     500,000      Ingersoll Rand Co,
                    9.00% due 8/15/21 . . . . . . . . . . . .              621,830
                                                                   ---------------
                  MERCHANDISE - DRUG - 0.66%
     500,000      Imcera Group Inc,
                    6.00% due 10/15/03  . . . . . . . . . . .              475,610
                                                                   ---------------
                  MERCHANDISING - DEPARTMENT - 4.03%
   2,000,000      Associated Dry Goods Corp,
                    8.85% due 3/1/06  . . . . . . . . . . . .            2,374,600
     500,000      Dillard Department Stores Inc,
                    8.75% due 6/15/98 . . . . . . . . . . . .              533,450
                                                                   ---------------
                                                                         2,908,050
                                                                   ---------------
                  MERCHANDISING - FOOD - 0.72%
     500,000      Supervalu Inc,
                    7.25% due 7/15/99 . . . . . . . . . . . .              520,760
                                                                   ---------------
                  MERCHANDISING - MASS - 1.37%
   1,000,000      Sears Roebuck & Co,
                    6.25% due 1/15/04 . . . . . . . . . . . .              990,540
                                                                   ---------------

================================================================================
CAPITAL CONSERVATION FUND- CONTINUED November 30, 1995   STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                                                    (Unaudited)

     PAR                                                                 MARKET
    VALUE                                                                 VALUE
----------------------------------------------------------------------------------
                  OIL - INTEGRATED DOMESTIC - 2.59%
                  Texaco Capital Inc:
$  1,000,000        9.75% due 3/15/20 . . . . . . . . . . . .      $     1,336,940
     500,000        9.00% due 11/15/97  . . . . . . . . . . .              530,300
                                                                   ---------------
                                                                         1,867,240
                                                                   ---------------
                  OIL - INTEGRATED
                  INTERNATIONAL - 0.76%
     500,000      Societe Nationale Elf Aquitaine,
                    8.00% due 10/15/01  . . . . . . . . . . .              548,170
                                                                   ---------------
                  PAPER/FOREST PRODUCTS - 3.36%
   2,000,000      Georgia Pacific Corp,
                    9.50% due 12/1/11 . . . . . . . . . . . .            2,419,080
                                                                   ---------------
                  PUBLISHING - NEWS - 0.74%
     500,000      Times Mirror Co,
                    7.50% due 7/1/23  . . . . . . . . . . . .              529,555
                                                                   ---------------
                  PUBLISHING/PRINTING - 1.39%
   1,000,000      Time Warner Entertainment Co L P,
                    7.25% due 9/1/08  . . . . . . . . . . . .            1,001,490
                                                                   ---------------
                  TOBACCO - 1.44%
   1,000,000      Philip Morris Cos Inc,
                    7.375% due 2/15/99  . . . . . . . . . . .            1,035,480
                                                                   ---------------
                  TRUCKERS - 1.42%
   1,000,000      Ryder Systems Inc,
                    6.77% due 4/20/01 . . . . . . . . . . . .            1,024,560
                                                                   ---------------
                  UTILITIES - COMMUNICATION - 2.85%
   2,000,000      Southern Bell Telephone &
                    Telegraph Co,
                    7.625% due 3/15/13  . . . . . . . . . . .            2,056,840
                                                                   ---------------
                  UTILITIES - ELECTRIC - 10.02%
   1,000,000      Central Power & Light Co,
                    6.00% due 4/1/00  . . . . . . . . . . . .              991,140
   1,000,000      Georgia Power Co,
                    6.125% due 9/1/99 . . . . . . . . . . . .            1,004,730
   2,000,000      Kansas Gas & Electric Co,
                    8.29% due 3/29/16 . . . . . . . . . . . .            2,123,980
   1,000,000      PSI Energy Inc,
                    5.35% due 9/23/98 . . . . . . . . . . . .              984,940
     500,000      Utilicorp United Inc,
                    8.20% due 1/15/07 . . . . . . . . . . . .              555,155
     500,000      Virginia Electric & Power Co,
                    9.50% due 1/31/00 . . . . . . . . . . . .              571,820
   1,000,000      West Penn Power Co,
                    5.50% due 6/1/98  . . . . . . . . . . . .              992,770
                                                                   ---------------
                                                                         7,224,535
                                                                   ---------------
                  TOTAL CORPORATE BONDS
                  (Cost $55,529,885)  . . . . . . . . . . . .           58,205,445
                                                                   ---------------

                  UNITED STATES GOVERNMENT -

                  LONG TERM - 16.45%
                  FEDERAL AGENCIES - 1.13%
                  Government National Mortgage
                  Association:
     152,706      Pool #233862,
                    9.50% due 5/15/18 . . . . . . . . . . . .              164,350
      10,556      Pool #248341,
                    9.50% due 6/15/18 . . . . . . . . . . . .               11,370
       5,034      Pool #252064,
                    9.50% due 6/15/18 . . . . . . . . . . . .                5,418
     188,022      Pool #247397,
                    9.50% due 7/15/18 . . . . . . . . . . . .              202,358
      57,254      Pool #256190,
                    9.50% due 8/15/18 . . . . . . . . . . . .               61,620
      19,299      Pool #253172,
                    9.50% due 10/15/18  . . . . . . . . . . .               20,770
     337,473      Pool #185210,
                    8.00% due 1/15/22 . . . . . . . . . . . .              349,497
                                                                   ---------------
                                                                           815,383
                                                                   ---------------
                  GOVERNMENT SPONSORED - 5.15%
                  Federal National Mortgage
                  Association:
   1,725,000        6.27% due 4/1/99  . . . . . . . . . . . .            1,726,225
   2,000,000        5.62% due 2/23/98 . . . . . . . . . . . .            1,987,440
                                                                   ---------------
                                                                         3,713,665
                                                                   ---------------
                  UNITED STATES BONDS &
                  NOTES - 10.17%
   1,000,000      United States Treasury Bonds,
                    7.50% due 11/15/24  . . . . . . . . . . .            1,169,220
                  United States Treasury Notes:
   4,500,000        7.875% due 11/15/04 . . . . . . . . . . .            5,146,875
   1,000,000        6.875% due 2/28/97  . . . . . . . . . . .            1,017,340
                                                                   ---------------
                                                                         7,333,435
                                                                   ---------------
                  TOTAL UNITED STATES
                  GOVERNMENT - LONG TERM
                  (Cost $10,973,344)  . . . . . . . . . . . .           11,862,483
                                                                    --------------
                  FOREIGN GOVERNMENT BOND - 0.73%

                  CANADA - 0.73%
     500,000      New Brunswick Province,
                    7.125% due 10/1/02
                    (Cost $498,802) . . . . . . . . . . . . .              526,115
                                                                   ---------------
                  CORPORATE SHORT TERM
                  COMMERCIAL PAPER - 0.52%
     375,000      Merrill Lynch & Co Inc,
                    5.82% due 12/1/95
                    (Cost $375,000) . . . . . . . . . . . . .              375,000
                                                                   ---------------

================================================================================
CAPITAL CONSERVATION FUND- CONTINUED November 30, 1995   STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                                                     (Unaudited)

                                                                MARKET
                                                                 VALUE
--------------------------------------------------------------------------
          TOTAL INVESTMENTS
          (Cost $67,377,031) - 98.43% . . . . . . . .      $    70,969,043
          Other assets and liabilities,
            net - 1.57%   . . . . . . . . . . . . . .            1,130,063
                                                           ---------------
          NET ASSETS (equivalent
            to $9.79 per share on
            7,366,059 shares
            outstanding) - 100%   . . . . . . . . . .           72,099,106

                                                           ---------------



                                                                UNREALIZED
   CONTRACTS                                                   APPRECIATION
---------------------------------------------------------------------------
        FUTURES CONTRACTS PURCHASED(1)
        (Delivery month/Value at 11/30/95)
3 (2)   U.S. Treasury 2 Year Notes
         (March/$104.55) . . . . . . . . . . . . .         $         1,219
                                                           ---------------

        (1) U.S. Treasury Bills with a market value of approximately $100,000 were maintained in a segregated account with a portion placed as collateral for futures contracts.
        (2) Per 2,000

--------------------------------------------------------------------------

NET ASSETS REPRESENTED BY:
Capital stock, $.01 par value per share,
  1,000,000,000 shares authorized,
  7,366,059 shares outstanding   . . . . . . .       $       73,661
Additional paid in capital   . . . . . . . . .           70,304,156
Accumulated net realized loss on securities  .           (1,897,536)
Undistributed net investment income  . . . . .               25,594
Unrealized appreciation of:
  Investments . . . . . . . . . . $  3,592,012
  Futures   . . . . . . . . . . .        1,219            3,593,231
                                  ------------       --------------
NET ASSETS APPLICABLE TO SHARES
  OUTSTANDING . . . . . . . . . . . . . . . .        $   72,099,106
                                                     --------------

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
CAPITAL CONSERVATION FUND                                  FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                                                                     (Unaudited)

STATEMENT OF OPERATIONS
For the six months ended November 30, 1995
INVESTMENT INCOME:
Interest  . . . . . . . . . . . . . . . . . . . . . . . . . . .     $     2,407,337
                                                                    ---------------

EXPENSES:
Advisory fees . . . . . . . . . . . . . . . . . . . . . . . . .             170,631
Custodian and accounting services . . . . . . . . . . . . . . .              14,217
Reports to shareholders . . . . . . . . . . . . . . . . . . . .               4,046
Audit fees  . . . . . . . . . . . . . . . . . . . . . . . . . .               1,371
Directors' fees and expenses  . . . . . . . . . . . . . . . . .               1,416
Miscellaneous . . . . . . . . . . . . . . . . . . . . . . . . .               3,517
                                                                    ---------------
  Total expenses  . . . . . . . . . . . . . . . . . . . . . . .             195,198
                                                                    ---------------
NET INVESTMENT INCOME . . . . . . . . . . . . . . . . . . . . .           2,212,139
                                                                    ---------------
REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES:
Net realized gain (loss) on:
  Investments . . . . . . . . . . . . . . . . .       $ 1,004,327
  Futures contracts . . . . . . . . . . . . . .            (5,073)          999,254
                                                      -----------
Net unrealized appreciation during the period:
  Investments . . . . . . . . . . . . . . . . .           913,702
  Futures contracts . . . . . . . . . . . . . .               656           914,358
                                                      -----------   ---------------
  Net realized and unrealized gain on securities during the period        1,913,612
                                                                    ---------------
INCREASE IN NET ASSETS RESULTING  FROM OPERATIONS . . . . . . .     $     4,125,751
                                                                    ---------------


STATEMENT OF CHANGES IN NET ASSETS

                                                                         For the six       For the fiscal
                                                                         months ended        year ended
                                                                      November 30, 1995     May 31, 1995
                                                                      -----------------  ---------------

OPERATIONS:
Net investment income . . . . . . . . . . . . . . . . . . . . .     $     2,212,139      $   4,244,789
Net realized gain (loss) on securities  . . . . . . . . . . . .             999,254         (2,788,646)
Net unrealized appreciation of securities during the period . .             914,358          5,470,987
                                                                    ---------------      -------------
  Increase in net assets resulting from operations  . . . . . .           4,125,751          6,927,130
                                                                    ---------------      -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income . . . . . . . . . . . . . . . . . . . . .          (2,187,737)        (4,277,330)
                                                                    ---------------      -------------
CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold  . . . . . . . . . . . . . . .           5,814,922         11,988,687
Proceeds from capital stock issued for distributions reinvested           2,187,737          4,277,330
                                                                    ---------------      -------------
                                                                          8,002,659         16,266,017
Cost of capital stock repurchased . . . . . . . . . . . . . . .          (3,872,473)       (14,190,188)
                                                                    ---------------      -------------
  Increase in net assets resulting from capital stock
    transactions  . . . . . . . . . . . . . . . . . . . . . . .           4,130,186          2,075,829
                                                                    ---------------      -------------
TOTAL INCREASE IN NET ASSETS  . . . . . . . . . . . . . . . . .           6,068,200          4,725,629
NET ASSETS:
Beginning of period . . . . . . . . . . . . . . . . . . . . . .          66,030,906         61,305,277
                                                                    ---------------      -------------
End of period (including undistributed net investment income of
  $25,594 and $1,192) . . . . . . . . . . . . . . . . . . . . .     $    72,099,106      $  66,030,906
                                                                    ---------------      -------------
CHANGE IN SHARES OUTSTANDING:
Shares of capital stock sold  . . . . . . . . . . . . . . . . .             605,351          1,308,761
Shares issued for distributions reinvested  . . . . . . . . . .             228,820            474,405
Shares of capital stock repurchased   . . . . . . . . . . . . .            (403,452)        (1,560,060)
                                                                    ---------------      -------------
  Increase in shares outstanding  . . . . . . . . . . . . . . .             430,719            223,106
Shares outstanding:
  Beginning of period . . . . . . . . . . . . . . . . . . . . .           6,935,340          6,712,234
                                                                    ---------------      -------------
  End of period . . . . . . . . . . . . . . . . . . . . . . . .           7,366,059          6,935,340
                                                                    ---------------      -------------

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
GOVERNMENT SECURITIES FUND  November 30, 1995           STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                                                     (Unaudited)

     PAR                                                                 MARKET
    VALUE                                                                 VALUE
----------------------------------------------------------------------------------
               UNITED STATES GOVERNMENT -
               LONG TERM - 94.50%

               FEDERAL AGENCIES - 6.38%
$    337,473   Government National Mortgage
                  Association Pool #185210,
                  8.00% due 1/15/22 . . . . . . . . . . . . .      $       349,497
   4,000,000   Tennessee Valley Authority,
                  6.375% due 6/15/05  . . . . . . . . . . . .            4,086,880
                                                                   ---------------
                                                                         4,436,377
                                                                   ---------------
               GOVERNMENT SPONSORED - 55.06%
               Federal Farm Credit Banks:
     500,000      9.15% due 2/14/05 . . . . . . . . . . . . .              605,480
   1,000,000      7.35% due 3/24/05 . . . . . . . . . . . . .            1,088,910
   2,000,000      7.16% due 5/19/10 . . . . . . . . . . . . .            2,173,750
   1,000,000      7.06% due 5/24/10 . . . . . . . . . . . . .            1,074,630
   1,500,000      6.92% due 5/13/02 . . . . . . . . . . . . .            1,575,150
               Federal Home Loan Banks:
   3,700,000      7.93% due 1/20/98 . . . . . . . . . . . . .            3,875,750
   1,155,000      7.26% due 9/6/01  . . . . . . . . . . . . .            1,235,122
               Federal Home Loan Mortgage Corp:
   1,500,000      7.86% due 1/15/97 . . . . . . . . . . . . .            1,536,795
   1,000,000      7.75% due 8/30/05 . . . . . . . . . . . . .            1,020,160
   1,500,000      7.09% due 6/1/05  . . . . . . . . . . . . .            1,553,430
               Federal Home Loan Mortgage
                  PC Guaranteed:
   2,111,041      8.50% due 3/1/25  . . . . . . . . . . . . .            2,193,499
   1,400,804      8.00% due 2/1/25  . . . . . . . . . . . . .            1,442,829
     134,746      7.50% due 9/1/25  . . . . . . . . . . . . .              137,145
     506,980      7.50% due 9/1/25  . . . . . . . . . . . . .              516,009
     319,585      7.50% due 9/1/25  . . . . . . . . . . . . .              325,277
   2,000,000      7.00% due 9/15/23 . . . . . . . . . . . . .            2,035,000
     175,000      5.50% due 2/25/19 . . . . . . . . . . . . .              168,710
               Federal National Mortgage
                  Association:
   1,000,000      9.05% due 4/10/00 . . . . . . . . . . . . .            1,126,870
   1,000,000      7.49% due 3/2/05  . . . . . . . . . . . . .            1,101,230
   2,000,000      7.27% due 8/24/05 . . . . . . . . . . . . .            2,095,320
   2,000,000      6.85% due 9/12/05 . . . . . . . . . . . . .            2,034,680
   1,000,000      6.78% due 7/28/00 . . . . . . . . . . . . .            1,020,550
   1,185,000      5.94% due 1/29/98 . . . . . . . . . . . . .            1,195,985
   2,000,000      5.33% due 6/26/98 . . . . . . . . . . . . .            1,991,060
   1,000,000      5.30% due 8/25/98 . . . . . . . . . . . . .              994,080
               Student Loan Marketing Association:
   1,000,000      7.50% due 3/8/00  . . . . . . . . . . . . .            1,066,410
   3,000,000      7.00% due 3/3/98  . . . . . . . . . . . . .            3,090,930
                                                                   ---------------
                                                                        38,274,761
                                                                   ---------------
               UNITED STATES BONDS & NOTES - 33.06%
               United States Treasury Bonds:
   1,000,000      11.875% due 11/15/03  . . . . . . . . . . .            1,385,000
   1,000,000      10.75% due 8/15/05  . . . . . . . . . . . .            1,359,840
   2,000,000      8.75% due 8/15/20 . . . . . . . . . . . . .            2,618,440
   4,000,000      8.50% due 2/15/20 . . . . . . . . . . . . .            5,102,480
   1,000,000      7.50% due 11/15/24  . . . . . . . . . . . .            1,169,220

               United States Treasury Notes:
   1,000,000      8.25% due 7/15/98 . . . . . . . . . . . . .            1,068,280
   2,000,000      8.125% due 2/15/98  . . . . . . . . . . . .            2,111,880
   1,500,000      7.375% due 5/15/96  . . . . . . . . . . . .            1,512,660
   2,500,000      6.75% due 4/30/00 . . . . . . . . . . . . .            2,616,800
   1,000,000      6.50% due 5/15/97 . . . . . . . . . . . . .            1,015,160
   1,000,000      6.375% due 1/15/00  . . . . . . . . . . . .            1,030,940
   1,000,000      5.75% due 8/15/03 . . . . . . . . . . . . .            1,001,410
   1,000,000      4.375% due 11/15/96 . . . . . . . . . . . .              990,310
                                                                   ---------------
                                                                        22,982,420
                                                                   ---------------
               TOTAL UNITED STATES
               GOVERNMENT - LONG TERM
               (Cost $62,074,730)   . . . . . . . . . . . . .           65,693,558
                                                                   ---------------
               SUPRANATIONAL - 3.36%
   1,800,000   International Bank For
                  Reconstruction & Development,
                  9.25% due 7/15/17
                  (Cost $1,966,538) . . . . . . . . . . . . .            2,337,102
                                                                   ---------------
               CORPORATE SHORT TERM
               COMMERCIAL PAPER - 0.51%
     351,000   Merrill Lynch & Co Inc,
                  5.82% due 12/1/95
                  (Cost $351,000) . . . . . . . . . . . . . .              351,000
                                                                   ---------------
               TOTAL INVESTMENTS
               (Cost $64,392,268) - 98.37%  . . . . . . . . .           68,381,660
               Other assets and liabilities,
                  net - 1.63%   . . . . . . . . . . . . . . .            1,134,856
                                                                   ---------------
               NET ASSETS (equivalent
                    to $10.12 per share on
                    6,867,299 shares
                    outstanding) - 100%   . . . . . . . . . .      $    69,516,516
                                                                   ---------------


                                                                      UNREALIZED
CONTRACTS                                                            APPRECIATION
----------------------------------------------------------------------------------
                  FUTURES CONTRACTS PURCHASED(1)
                  (Delivery month/Value at 11/30/95)
        5 (2)     U.S. Treasury 2 Year Notes
                    (March/$104.55) . . . . . . . . . . . . .      $         2,031
                                                                   ---------------

                  (1) U.S. Treasury Bills with a market value of
                      approximately $35,000 were maintained in a segregated account with a portion placed as collateral for futures contracts.
                  (2) Per 2,000

================================================================================
GOVERNMENT SECURITIES FUND - CONTINUED November 30, 1995 STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                                                     (Unaudited)

----------------------------------------------------------------------------------

NET ASSETS REPRESENTED BY:
Capital stock, $.01 par value per share,
  1,000,000,000 shares authorized,
  6,867,299 shares outstanding  . . . . . . . . . . . . . . . .     $        68,673
Additional paid in capital  . . . . . . . . . . . . . . . . . .          68,267,998
Accumulated net realized loss on securities   . . . . . . . . .          (2,835,179)
Undistributed net investment income . . . . . . . . . . . . . .              23,601
Unrealized appreciation of:
  Investments . . . . . . . . . . . . . . . . . $     3,989,392
  Futures                                                 2,031           3,991,423
                                                ---------------     ---------------
NET ASSETS APPLICABLE TO
  SHARES OUTSTANDING  . . . . . . . . . . . . . . . . . . . . .     $    69,516,516
                                                                    ---------------

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
GOVERNMENT SECURITIES FUND                                 FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                                                                     (Unaudited)

STATEMENT OF OPERATIONS
For the six months ended November 30, 1995
INVESTMENT INCOME:
Interest  . . . . . . . . . . . . . . . . . . . . . . . . . .      $     2,113,255
                                                                   ---------------
EXPENSES:
Advisory fees . . . . . . . . . . . . . . . . . . . . . . . .              153,618
Custodian and accounting services . . . . . . . . . . . . . .               12,725
Reports to shareholders . . . . . . . . . . . . . . . . . . .                3,667
Audit fees  . . . . . . . . . . . . . . . . . . . . . . . . .                1,532
Directors' fees and expenses  . . . . . . . . . . . . . . . .                1,186
Miscellaneous . . . . . . . . . . . . . . . . . . . . . . . .                1,085
                                                                   ---------------
 Total expenses . . . . . . . . . . . . . . . . . . . . . . .              173,813
                                                                   ---------------
NET INVESTMENT INCOME . . . . . . . . . . . . . . . . . . . .            1,939,442
                                                                   ---------------
REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES:
Net realized gain (loss) on:
 Investments . . . . . . . . . . . . . . . . . . $     54,538
 Futures contracts . . . . . . . . . . . . . . .       (4,854)              49,684
                                                 ------------      ---------------
Net unrealized appreciation (depreciation)  . . .
 during the period: . . . . . . . . . . . . . . .
 Investments  . . . . . . . . . . . . . . . . . .   1,487,005
Futures contracts . . . . . . . . . . . . . . . .      (5,469)           1,481,536
                                                 ------------      ---------------
Net realized and unrealized gain on securities
 during the period  . . . . . . . . . . . . . . . . . . . . . .          1,531,220
                                                                   ---------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS  . . . . . . .    $     3,470,662
                                                                   ---------------


STATEMENT OF CHANGES IN NET ASSETS

                                                                                 For the six       For the fiscal
                                                                                months ended         year ended
                                                                              November 30, 1995     May 31, 1995
                                                                              -----------------    --------------
OPERATIONS:
Net investment income . . . . . . . . . . . . . . . . . . . . . . . . .        $  1,939,442      $  2,881,198
Net realized gain (loss) on securities  . . . . . . . . . . . . . . . .              49,684        (2,249,712)
Net unrealized appreciation of securities during the period . . . . . .           1,481,536         4,099,486
                                                                               ------------      ------------
    Increase in net assets resulting from operations  . . . . . . . . .           3,470,662         4,730,972
                                                                               ------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income . . . . . . . . . . . . . . . . . . . . . . . . .          (1,926,367)       (2,899,817)
                                                                               ------------      ------------
CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold  . . . . . . . . . . . . . . . . . . .          15,244,586        12,735,273
Proceeds from capital stock issued for distributions reinvested . . . .           1,926,367         2,899,817
                                                                               ------------      ------------
                                                                                 17,170,953        15,635,090
Cost of capital stock repurchased . . . . . . . . . . . . . . . . . . .          (3,372,911)       (6,693,122)
                                                                               ------------      ------------
    Increase in net assets resulting from capital stock transactions  .          13,798,042         8,941,968
                                                                               ------------      ------------
TOTAL INCREASE IN NET ASSETS  . . . . . . . . . . . . . . . . . . . . .          15,342,337        10,773,123

NET ASSETS:
Beginning of period . . . . . . . . . . . . . . . . . . . . . . . . . .          54,174,179        43,401,056
                                                                               ------------      ------------
End of period (including undistributed net investment income of
    $23,601 and $10,526)  . . . . . . . . . . . . . . . . . . . . . . .        $ 69,516,516      $ 54,174,179
                                                                               ------------      ------------
CHANGE IN SHARES OUTSTANDING:
Shares of capital stock sold  . . . . . . . . . . . . . . . . . . . . .           1,533,991         1,337,149
Shares issued for distributions reinvested  . . . . . . . . . . . . . .             194,193           306,305
Shares of capital stock repurchased   . . . . . . . . . . . . . . . . .            (338,843)         (709,711)
                                                                               ------------      ------------
    Increase in shares outstanding  . . . . . . . . . . . . . . . . . .           1,389,341           933,743
Shares outstanding:
    Beginning of period . . . . . . . . . . . . . . . . . . . . . . . .           5,477,958         4,544,215
                                                                               ------------      ------------
    End of period . . . . . . . . . . . . . . . . . . . . . . . . . . .           6,867,299         5,477,958
                                                                               ------------      ------------

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
INTERNATIONAL GOVERNMENT BOND FUND November 30, 1995    STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                                                     (Unaudited)


     PAR                                                                MARKET
    VALUE                                                                VALUE
----------------------------------------------------------------------------------
               GOVERNMENT BONDS - 84.70%

               AUSTRALIA - 2.44%
               Commonwealth:
A$ 1,000,000      12.00% due 7/15/99  . . . . . . . . . . . .      $       846,453
A$   400,000      10.00% due 10/15/07 . . . . . . . . . . . .              333,991
A$   750,000      7.50% due 7/15/05 . . . . . . . . . . . . .              532,203
A$   500,000      7.00% due 4/15/00 . . . . . . . . . . . . .              362,346
A$   300,000   South Australia Finance Authority,
                  12.50% due 5/8/01 . . . . . . . . . . . . .              262,728
A$   400,000   South Australian Government,
                  7.75% due 4/15/98 . . . . . . . . . . . . .              297,981
A$   200,000   State Bank of New South Wales,
                  7.00% due 6/30/99 . . . . . . . . . . . . .              145,465
A$   150,000   State Bank of South Australia,
                  7.25% due 6/15/00 . . . . . . . . . . . . .              108,264
                                                                   ---------------
                                                                         2,889,431
                                                                   ---------------
               AUSTRIA - 2.70%
               Republic of Austria:
As 2,500,000      8.50% due 2/21/01 . . . . . . . . . . . . .              272,714
As 2,000,000      7.125% due 7/12/04  . . . . . . . . . . . .              203,921
As 1,500,000      7.00% due 2/14/00 . . . . . . . . . . . . .              156,331
As 2,200,000      7.00% due 1/20/03 . . . . . . . . . . . . .              224,854
As 2,000,000      7.00% due 5/16/05 . . . . . . . . . . . . .              201,858
As 2,000,000      6.875% due 4/19/02  . . . . . . . . . . . .              205,690
As 1,000,000      5.75% due 3/22/99 . . . . . . . . . . . . .              100,634
As 1,500,000      5.375% due 11/23/98 . . . . . . . . . . . .              149,845
Y      100MM      4.75% due 12/20/04  . . . . . . . . . . . .            1,126,536
Y       50MM      4.50% due 9/28/05 . . . . . . . . . . . . .              556,511
                                                                   ---------------
                                                                         3,198,894
                                                                   ---------------
               BELGIUM - 4.03%
               Kingdom of Belgium:
Bf10,000,000      10.00% due 8/2/00 . . . . . . . . . . . . .              396,401
Bf 4,000,000      9.25% due 8/29/97 . . . . . . . . . . . . .              145,631
Bf15,000,000      9.00% due 7/30/98 . . . . . . . . . . . . .              557,013
Bf25,000,000      8.75% due 6/25/02 . . . . . . . . . . . . .              953,414
Bf10,000,000      8.00% due 12/24/12  . . . . . . . . . . . .              347,864
Bf10,000,000      7.75% due 12/22/00  . . . . . . . . . . . .              366,263
Bf25,000,000      7.75% due 10/15/04  . . . . . . . . . . . .              898,587
Bf22,000,000      7.00% due 4/29/99 . . . . . . . . . . . . .              782,839
Bf10,000,000      6.50% due 3/31/05 . . . . . . . . . . . . .              330,138
                                                                   ---------------
                                                                         4,778,150
                                                                   ---------------
               CANADA - 4.23%
C$   800,000   British Columbia Province,
                  9.85% due 5/1/98  . . . . . . . . . . . . .              634,770
               Government of Canada:
C$   550,000      9.50% due 6/1/10  . . . . . . . . . . . . .              478,704
C$   500,000      9.00% due 12/1/04 . . . . . . . . . . . . .              412,477
C$   500,000      8.75% due 12/1/05 . . . . . . . . . . . . .              409,326
C$   500,000      8.50% due 3/1/00  . . . . . . . . . . . . .              392,940
C$ 1,000,000      8.50% due 4/1/02  . . . . . . . . . . . . .              795,973
C$   500,000      8.00% due 6/1/23  . . . . . . . . . . . . .              384,983
C$ 1,000,000      7.75% due 9/1/99  . . . . . . . . . . . . .              765,365
C$ 1,000,000      7.25% due 6/1/03  . . . . . . . . . . . . .              744,718
                                                                   ---------------
                                                                         5,019,256
                                                                   ---------------
               DENMARK - 4.08%
               Kingdom of Denmark:
DK 2,500,000      9.00% due 11/15/98  . . . . . . . . . . . .              483,086
DK 2,500,000      9.00% due 11/15/00  . . . . . . . . . . . .              492,770
DK 5,000,000      8.00% due 11/15/01  . . . . . . . . . . . .              950,196
DK 2,500,000      8.00% due 5/15/03 . . . . . . . . . . . . .              469,520
DK 3,000,000      7.00% due 12/15/04  . . . . . . . . . . . .              524,813
DK 1,250,000      7.00% due 11/10/24  . . . . . . . . . . . .              197,809
L.   250,000      6.75% due 8/24/98 . . . . . . . . . . . . .              382,014
DK 2,000,000      6.00% due 12/10/99  . . . . . . . . . . . .              356,480
Ff 5,000,000      5.50% due 10/26/99  . . . . . . . . . . . .              981,239
                                                                   ---------------
                                                                         4,837,927
                                                                   ---------------
               FINLAND - 2.21%
               Republic of Finland:
Ff 5,000,000      9.00% due 4/15/97 . . . . . . . . . . . . .            1,044,484
L.   250,000      8.00% due 4/7/03  . . . . . . . . . . . . .              387,037
Y      100MM      6.00% due 1/29/02 . . . . . . . . . . . . .            1,190,418
                                                                   ---------------
                                                                         2,621,939
                                                                   ---------------
               FRANCE - 4.75%
               Government of France:
Ff 4,600,000      9.50% due 1/25/01 . . . . . . . . . . . . .            1,049,598
Ff 1,500,000      8.50% due 11/25/02  . . . . . . . . . . . .              331,470
Ff 3,500,000      8.50% due 12/26/12  . . . . . . . . . . . .              774,762
Ff 6,000,000      7.75% due 4/12/00 . . . . . . . . . . . . .            1,272,858
Ff 3,500,000      6.75% due 10/25/03  . . . . . . . . . . . .              700,631
Ff 7,000,000      6.00% due 10/25/25  . . . . . . . . . . . .            1,130,548
Ff 2,000,000      5.50% due 4/25/04 . . . . . . . . . . . . .              367,098
                                                                   ---------------
                                                                         5,626,965
                                                                   ---------------
               GERMANY - 14.98%
               Federal Republic of Germany:
DM 1,825,000      8.75% due 8/20/01 . . . . . . . . . . . . .            1,460,833
DM 2,330,000      8.00% due 3/20/97 . . . . . . . . . . . . .            1,693,652
DM 2,000,000      7.50% due 9/9/04  . . . . . . . . . . . . .            1,500,795
DM 3,100,000      7.125% due 12/20/02 . . . . . . . . . . . .            2,295,582
DM 3,000,000      6.875% due 2/24/99  . . . . . . . . . . . .            2,212,197
DM 3,000,000      6.50% due 3/15/00 . . . . . . . . . . . . .            2,197,884
DM 2,500,000      6.50% due 7/15/03 . . . . . . . . . . . . .            1,779,022
DM 3,250,000      6.25% due 1/4/24  . . . . . . . . . . . . .            2,049,817
DM 2,500,000      6.00% due 2/20/98 . . . . . . . . . . . . .            1,794,233
DM 1,250,000      6.00% due 6/20/16 . . . . . . . . . . . . .              779,835
                                                                   ---------------
                                                                        17,763,850
                                                                   ---------------
               ITALY - 5.86%
               Republic of Italy:
Lit  1,500MM      12.00% due 9/18/98  . . . . . . . . . . . .              963,781
Lit  1,000MM      12.00% due 6/1/01 . . . . . . . . . . . . .              650,963
Lit  2,000MM      10.50% due 4/1/00 . . . . . . . . . . . . .            1,233,765
Lit    900MM      10.00% due 8/1/03 . . . . . . . . . . . . .              531,726
Lit  2,000MM      9.50% due 12/1/97 . . . . . . . . . . . . .            1,225,010
Lit  2,000MM      9.00% due 11/1/23 . . . . . . . . . . . . .              986,262
Lit  1,400MM      8.50% due 1/1/99  . . . . . . . . . . . . .              826,779
Lit  1,000MM      8.50% due 8/1/04  . . . . . . . . . . . . .              531,088
                                                                   ---------------
                                                                         6,949,374
                                                                   ---------------


================================================================================
INTERNATIONAL GOVERNMENT BOND FUND   November 30, 1995   STATEMENT OF NET ASSETS
  -CONTINUED                                                         (Unaudited)
--------------------------------------------------------------------------------


     PAR                                                                 MARKET
    VALUE                                                                 VALUE
--------------------------------------------------------------------------------
               JAPAN - 22.01%
               Government of Japan:
Y      250MM      6.60% due 6/20/01 . . . . . . . . . . . . .      $     3,053,071
Y      320MM      6.40% due 3/20/00 . . . . . . . . . . . . .            3,796,600
Y      105MM      6.00% due 12/20/01  . . . . . . . . . . . .            1,254,531
Y      215MM      5.50% due 3/20/02 . . . . . . . . . . . . .            2,516,821
Y       30MM      5.00% due 12/22/97  . . . . . . . . . . . .              322,290
Y      120MM      5.00% due 12/20/02  . . . . . . . . . . . .            1,369,710
Y      100MM      5.00% due 9/21/09 . . . . . . . . . . . . .            1,161,671
Y      100MM      5.00% due 3/20/15 . . . . . . . . . . . . .            1,172,433
Y      150MM      4.90% due 9/20/99 . . . . . . . . . . . . .            1,681,179
Y      130MM      4.80% due 6/21/99 . . . . . . . . . . . . .            1,447,823
Y      170MM      4.60% due 6/22/98 . . . . . . . . . . . . .            1,840,010
Y      127MM      4.50% due 6/20/03 . . . . . . . . . . . . .            1,406,673
Y       75MM      4.50% due 12/20/04  . . . . . . . . . . . .              831,818
Y      150MM      4.40% due 9/22/03 . . . . . . . . . . . . .            1,654,496
Y       50MM      4.20% due 9/21/15 . . . . . . . . . . . . .              533,464
Y      100MM      3.90% due 6/21/04 . . . . . . . . . . . . .            1,062,899
Y      100MM      3.00% due 9/20/05 . . . . . . . . . . . . .              992,138
                                                                   ---------------
                                                                        26,097,627
                                                                   ---------------
               NETHERLANDS - 4.65%
               Government of the Netherlands:
NG 1,050,000      9.00% due 10/16/00  . . . . . . . . . . . .              751,658
NG   500,000      8.50% due 3/15/01 . . . . . . . . . . . . .              352,621
NG   500,000      8.25% due 2/15/07 . . . . . . . . . . . . .              355,709
NG 1,000,000      7.75% due 3/1/05  . . . . . . . . . . . . .              687,643
NG   500,000      7.50% due 4/15/10 . . . . . . . . . . . . .              337,183
NG   750,000      7.50% due 1/15/23 . . . . . . . . . . . . .              503,968
NG 1,250,000      6.50% due 7/15/98 . . . . . . . . . . . . .              811,307
NG 1,250,000      6.50% due 4/15/03 . . . . . . . . . . . . .              803,588
NG 1,500,000      5.75% due 1/15/04 . . . . . . . . . . . . .              913,358
                                                                   ---------------
                                                                         5,517,035
                                                                   ---------------

               SPAIN - 3.54%
               Government of Spain:
Pst     40MM      12.25% due 3/25/00  . . . . . . . . . . . .              348,708
Pst     55MM      11.45% due 8/30/98  . . . . . . . . . . . .              464,507
Pst     70MM      11.00% due 6/15/97  . . . . . . . . . . . .              576,447
Pst     50MM      10.50% due 10/30/03 . . . . . . . . . . . .              408,503
Pst     50MM      10.30% due 6/15/02  . . . . . . . . . . . .              408,807
Pst     50MM      10.00% due 2/28/05  . . . . . . . . . . . .              401,038
Pst     50MM      8.30% due 12/15/98  . . . . . . . . . . . .              389,802
Pst     70MM      8.20% due 2/28/09 . . . . . . . . . . . . .              473,368
Pst     50MM      8.00% due 5/30/04 . . . . . . . . . . . . .              352,927
Pst     50MM      7.40% due 7/30/99 . . . . . . . . . . . . .              369,153
                                                                   ---------------
                                                                         4,193,260
                                                                   ---------------
               SWEDEN - 3.54%
               Kingdom of Sweden:
SK 2,000,000      13.00% due 6/15/01  . . . . . . . . . . . .              363,630
SK 3,500,000      11.00% due 1/21/99  . . . . . . . . . . . .              569,915
SK 3,000,000      10.75% due 1/23/97  . . . . . . . . . . . .              467,429
SK 3,000,000      10.25% due 5/5/00 . . . . . . . . . . . . .              486,366
SK 2,000,000      10.25% due 5/5/03 . . . . . . . . . . . . .              331,743
SK 3,000,000      9.00% due 4/20/09 . . . . . . . . . . . . .              464,257
SK 3,500,000      6.00% due 2/9/05  . . . . . . . . . . . . .              445,339
Y      100MM      3.875% due 6/21/99  . . . . . . . . . . . .            1,072,482
                                                                   ---------------
                                                                         4,201,161
                                                                   ---------------
               UNITED KINGDOM - 5.68%
               Government of United Kingdom:
L.   250,000      10.00% due 2/26/01  . . . . . . . . . . . .              430,453
L.   325,000      9.00% due 3/3/00  . . . . . . . . . . . . .              535,489
L.   400,000      9.00% due 10/13/08  . . . . . . . . . . . .              675,903
L.   400,000      9.00% due 8/6/12  . . . . . . . . . . . . .              679,539
L.   750,000      8.75% due 8/25/17 . . . . . . . . . . . . .            1,258,707
L.   250,000      8.50% due 12/7/05 . . . . . . . . . . . . .              407,728
L.   550,000      8.00% due 6/10/03 . . . . . . . . . . . . .              872,005
L.   250,000      8.00% due 12/7/15 . . . . . . . . . . . . .              391,582
L.   100,000      7.25% due 3/30/98 . . . . . . . . . . . . .              155,628
L.   300,000      6.75% due 11/26/04  . . . . . . . . . . . .              435,739
L.   600,000      6.00% due 8/10/99 . . . . . . . . . . . . .              895,591
                                                                   ---------------
                                                                         6,738,364
                                                                   ---------------
               TOTAL GOVERNMENT BONDS
               (Cost $94,748,785)   . . . . . . . . . . . . .          100,433,233
                                                                   ---------------
               SUPRANATIONAL - 9.72%
               Asian Dev Bank:
Y       50MM      5.00% due 2/5/03  . . . . . . . . . . . . .              569,410
Y      150MM      3.125% due 6/29/05  . . . . . . . . . . . .            1,499,079
               Eurofima:
Ff 1,600,000      9.25% due 12/18/03  . . . . . . . . . . . .              365,695
L.   250,000      7.50% due 2/5/98  . . . . . . . . . . . . .              388,711
               European Investment Bank:
Lit    400MM      10.50% due 4/30/98  . . . . . . . . . . . .              253,569
Lit  1,100MM      10.50% due 2/7/02 . . . . . . . . . . . . .              731,708
L.   250,000      9.00% due 5/14/02 . . . . . . . . . . . . .              409,762
Ff 5,000,000      6.75% due 5/14/98 . . . . . . . . . . . . .            1,023,194
Ff 2,000,000      6.125% due 10/8/04  . . . . . . . . . . . .              379,221
Y       25MM      6.625% due 3/15/00  . . . . . . . . . . . .              297,297
Y      100MM      4.625% due 2/26/03  . . . . . . . . . . . .            1,116,708
Y       55MM   Inter-American Development Bank,
                  6.75% due 2/20/01 . . . . . . . . . . . . .              668,243
               International Bank For
               Reconstruction & Development:
Lit    150MM      10.80% due 11/13/01 . . . . . . . . . . . .              100,951
Lit  1,000MM      10.625% due 11/25/97  . . . . . . . . . . .              629,334
Lit  1,000MM      10.625% due 3/27/98 . . . . . . . . . . . .              630,796
Lit    200MM      9.45% due 8/11/03 . . . . . . . . . . . . .              119,124
L.   400,000      9.25% due 7/20/07 . . . . . . . . . . . . .              666,335
Y      100MM      4.50% due 3/20/03 . . . . . . . . . . . . .            1,116,093
Y       50MM      4.50% due 6/20/00 . . . . . . . . . . . . .              556,818
                                                                   ---------------

               TOTAL SUPRANATIONAL
               (Cost $11,610,695)   . . . . . . . . . . . . .           11,522,048
                                                                   ---------------

================================================================================
INTERNATIONAL GOVERNMENT BOND FUND   November 30, 1995   STATEMENT OF NET ASSETS
  - CONTINUED                                                        (Unaudited)
--------------------------------------------------------------------------------

     PAR                                                                 MARKET
    VALUE                                                                 VALUE
--------------------------------------------------------------------------------
               CORPORATE BONDS - 2.27%

               FRANCE - FINANCE COMPANIES - 1.60%
               Credit Local de France:
Ff 2,500,000      9.25% due 12/7/99 . . . . . . . . . . . . .      $       554,178
Ff 3,000,000      6.25% due 9/27/05 . . . . . . . . . . . . .              566,952
Ff 4,000,000      6.00% due 11/15/01  . . . . . . . . . . . .              779,481
                                                                   ---------------
                                                                         1,900,611
                                                                   ---------------

               NETHERLANDS - INSURANCE - 0.42%
NG   750,000   Aegon NV,
                  7.125% due 9/1/98 . . . . . . . . . . . . .              493,060
                                                                   ---------------
               SWITZERLAND - BANKS -
               OTHER - 0.25%
Lit    500MM   Union Bank of Switzerland,
                  9.25% due 8/23/00 . . . . . . . . . . . . .              297,811
                                                                   ---------------
               TOTAL CORPORATE BONDS
               (Cost $2,462,036)  . . . . . . . . . . . . . .            2,691,482
                                                                   ---------------
               TOTAL INVESTMENTS
               (Cost $108,821,516) - 96.69%   . . . . . . . .          114,646,763
               Other assets and liabilities,
                  net - 3.31%   . . . . . . . . . . . . . . .            3,930,219
                                                                   ---------------
               NET ASSETS (equivalent
                    to $12.25 per share on
                    9,680,365 shares
                    outstanding) - 100%   . . . . . . . . . .      $   118,576,982
                                                                   ---------------

----------------------------------------------------------------------------------

NET ASSETS REPRESENTED BY:
Capital stock, $.01 par value per share,
  1,000,000,000 shares authorized,
  9,680,365 shares outstanding  . . . . . . . . . . . . . . . .    $        96,804
Additional paid in capital  . . . . . . . . . . . . . . . . . .        112,412,478
Undistributed net realized gain on securities and
  foreign currency transactions . . . . . . . . . . . . . . . .            289,012
Undistributed net investment income . . . . . . . . . . . . . .             11,439
Unrealized appreciation of securities and
  foreign currency translation  . . . . . . . . . . . . . . . .          5,767,249
                                                                   ---------------
NET ASSETS APPLICABLE TO SHARES
  OUTSTANDING . . . . . . . . . . . . . . . . . . . . . . . . .    $   118,576,982
                                                                   ---------------

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
INTERNATIONAL GOVERNMENT BOND FUND                         FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                                                                     (Unaudited)


STATEMENT OF OPERATIONS
For the six months ended November 30, 1995
INVESTMENT INCOME:
Interest (net of foreign withholding taxes of $121,706) . . . .     $     3,005,390
                                                                    ---------------
EXPENSES:
Advisory fees . . . . . . . . . . . . . . . . . . . . . . . . .             244,452
Custodian and accounting services . . . . . . . . . . . . . . .              19,984
Directors' fees and expenses  . . . . . . . . . . . . . . . . .               1,828
Miscellaneous . . . . . . . . . . . . . . . . . . . . . . . . .               5,942
                                                                    ---------------
     Total expenses   . . . . . . . . . . . . . . . . . . . . .             272,206
                                                                    ---------------
NET INVESTMENT INCOME . . . . . . . . . . . . . . . . . . . . .           2,733,184
                                                                    ---------------
REALIZED AND UNREALIZED GAIN ON SECURITIES AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
     Securities   . . . . . . . . . . . . . . . .   $     224,620
     Foreign currency transactions  . . . . . . .          (6,744)          217,876
                                                    -------------
Net unrealized depreciation during the period:
     Securities   . . . . . . . . . . . . . . . .      (3,375,466)
     Foreign currency translation   . . . . . . .        (111,219)       (3,486,685)
                                                    -------------   ---------------
        Net realized and unrealized loss on securities and foreign
         currencies during the period   . . . . . . . . . . . .          (3,268,809)
                                                                    ---------------
DECREASE IN NET ASSETS RESULTING FROM OPERATIONS  . . . . . . .     $      (535,625)
                                                                    ---------------



STATEMENT OF CHANGES IN NET ASSETS

                                                                                 For the six       For the fiscal
                                                                                months ended         year ended
                                                                              November 30, 1995     May 31, 1995
                                                                              -----------------    --------------

OPERATIONS:
Net investment income . . . . . . . . . . . . . . . . . . . . . . . . .        $  2,733,184      $  3,002,824
Net realized gain on securities and foreign currency transactions . . .             217,876           194,660
Net unrealized appreciation (depreciation) of securities and translation
    of foreign currencies during the period . . . . . . . . . . . . . .          (3,486,685)        8,491,114
                                                                               ------------      ------------
    Increase (decrease) in net assets resulting from operations   . . .            (535,625)       11,688,598
                                                                               ------------      ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income . . . . . . . . . . . . . . . . . . . . . . . . .          (2,749,997)       (3,173,182)
                                                                               ------------      ------------
CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold  . . . . . . . . . . . . . . . . . . .          48,531,443        34,640,967
Proceeds from capital stock issued for distributions reinvested . . . .           2,749,997         3,173,182
                                                                               ------------      ------------
                                                                                 51,281,440        37,814,149
Cost of capital stock repurchased . . . . . . . . . . . . . . . . . . .          (7,152,639)       (9,623,857)
                                                                               ------------      ------------
    Increase in net assets resulting from capital stock transactions  .          44,128,801        28,190,292
                                                                               ------------      ------------
TOTAL INCREASE IN NET ASSETS  . . . . . . . . . . . . . . . . . . . . .          40,843,179        36,705,708
NET ASSETS:
Beginning of period . . . . . . . . . . . . . . . . . . . . . . . . . .          77,733,803        41,028,095
                                                                               ------------      ------------
End of period (including undistributed net investment income of $11,439
    and $28,252). . . . . . . . . . . . . . . . . . . . . . . . . . . .        $118,576,982      $ 77,733,803
                                                                               ------------      ------------
CHANGE IN SHARES OUTSTANDING:
Shares of capital stock sold  . . . . . . . . . . . . . . . . . . . . .           3,922,838         2,933,943
Shares issued for distributions reinvested  . . . . . . . . . . . . . .             225,281           274,556
Shares of capital stock repurchased   . . . . . . . . . . . . . . . . .            (578,662)         (838,751)
                                                                               ------------      ------------
    Increase in shares outstanding  . . . . . . . . . . . . . . . . . .           3,569,457         2,369,748
Shares outstanding:
    Beginning of period . . . . . . . . . . . . . . . . . . . . . . . .           6,110,908         3,741,160
                                                                               ------------      ------------
    End of period . . . . . . . . . . . . . . . . . . . . . . . . . . .           9,680,365         6,110,908
                                                                               ------------      ------------

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
MONEY MARKET FUND             November 30, 1995         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                                                     (Unaudited)

     PAR                                                                 MARKET
    VALUE                                                                 VALUE
--------------------------------------------------------------------------------
                  CORPORATE SHORT TERM
                  COMMERCIAL PAPER - 88.74%

                  BANKS - REGIONAL - 4.32%
                  Banc One Corp:
$  1,000,000        5.70% due 1/11/96 . . . . . . . . . . . .      $       993,508
   1,200,000        5.68% due 12/21/95  . . . . . . . . . . .            1,196,213
   1,500,000        5.68% due 1/22/96 . . . . . . . . . . . .            1,487,694
                                                                   ---------------
                                                                         3,677,415
                                                                   ---------------
                  BEVERAGE - SOFT DRINKS - 8.55%
                  Coca Cola Co:
     640,000        5.62% due 12/13/95  . . . . . . . . . . .              638,801
   1,500,000        5.58% due 1/8/96  . . . . . . . . . . . .            1,491,165
   1,500,000      Coca Cola Enterprises Inc,
                    5.72% due 1/31/96 . . . . . . . . . . . .            1,485,462
                  Pepsico Inc:
   1,685,000        5.68% due 1/12/96 . . . . . . . . . . . .            1,673,834
   2,000,000        5.55% due 12/21/95  . . . . . . . . . . .            1,993,833
                                                                   ---------------
                                                                         7,283,095
                                                                   ---------------
                  CHEMICAL - MAJOR - 4.41%
                  E I du Pont de Nemours & Co:
   1,450,000        5.65% due 1/16/96 . . . . . . . . . . . .            1,439,532
   1,333,000        5.62% due 2/6/96  . . . . . . . . . . . .            1,319,057
   1,000,000        5.55% due 12/19/95  . . . . . . . . . . .              997,225
                                                                   ---------------
                                                                         3,755,814
                                                                   ---------------
                  CONSUMER FINANCE - 14.97%
                  Associates Corp of North America:
     181,000        5.75% due 12/1/95 . . . . . . . . . . . .              181,000
     850,000        5.68% due 12/15/95  . . . . . . . . . . .              848,122
   1,300,000        5.65% due 12/8/95 . . . . . . . . . . . .            1,298,572
                  Beneficial Corp:
   1,450,000        5.65% due 12/27/95  . . . . . . . . . . .            1,444,083
   1,200,000        5.64% due 2/7/96  . . . . . . . . . . . .            1,187,216
   1,101,000        5.63% due 2/2/96  . . . . . . . . . . . .            1,090,152
                  Commercial Credit Co:
   1,233,000        5.74% due 12/4/95 . . . . . . . . . . . .            1,232,410
   1,699,000        5.70% due 1/5/96  . . . . . . . . . . . .            1,689,585
                  Sears Roebuck Acceptance Corp:
   1,700,000        5.72% due 2/5/96  . . . . . . . . . . . .            1,682,173
   1,379,000        5.65% due 12/5/95 . . . . . . . . . . . .            1,378,134
     725,000        5.65% due 2/16/96 . . . . . . . . . . . .              716,239
                                                                   ---------------
                                                                        12,747,686
                                                                   ---------------
                  DRUGS - 4.41%
                  Schering Corp:
     500,000        5.66% due 2/8/96  . . . . . . . . . . . .              494,576
     399,000        5.65% due 3/27/96 . . . . . . . . . . . .              391,673
     600,000        5.63% due 1/23/96 . . . . . . . . . . . .              595,027
     200,000        5.57% due 1/10/96 . . . . . . . . . . . .              198,762
     700,000        5.57% due 4/16/96 . . . . . . . . . . . .              685,162
   1,400,000        5.55% due 1/17/96 . . . . . . . . . . . .            1,389,856
                                                                   ---------------
                                                                         3,755,056
                                                                   ---------------

                  ELECTRICAL EQUIPMENT - 2.22%
                  General Electric Co:
   1,500,000        5.69% due 12/18/95  . . . . . . . . . . .            1,495,970
     398,000        5.65% due 12/26/95  . . . . . . . . . . .              396,438
                                                                   ---------------
                                                                         1,892,408
                                                                   ---------------
                  FINANCE COMPANIES - 23.18%
                  CIESCO L P:
   1,000,000        5.70% due 1/9/96  . . . . . . . . . . . .              993,825
   1,500,000        5.68% due 1/19/96 . . . . . . . . . . . .            1,488,403
     579,000        5.625% due 12/6/95  . . . . . . . . . . .              578,548
     735,000        5.60% due 12/14/95  . . . . . . . . . . .              733,514
                  CIT Group Holdings Inc:
   1,000,000        5.70% due 12/29/95  . . . . . . . . . . .              995,567
   1,100,000        5.67% due 12/22/95  . . . . . . . . . . .            1,096,362
   1,700,000        5.55% due 12/28/95  . . . . . . . . . . .            1,692,924
     279,000      General Electric Capital Corp,
                    5.69% due 12/26/95  . . . . . . . . . . .              277,898
                  IBM Credit Corp:
     795,000        5.71% due 1/23/96 . . . . . . . . . . . .              788,317
   1,000,000        5.64% due 1/25/96 . . . . . . . . . . . .              991,383
                  International Lease Finance Corp:
   1,500,000        5.68% due 1/4/96  . . . . . . . . . . . .            1,491,953
     900,000        5.62% due 12/12/95  . . . . . . . . . . .              898,454
   1,200,000        5.61% due 12/7/95 . . . . . . . . . . . .            1,198,878
                  Transamerica Finance Group Inc:
   1,000,000        5.75% due 1/2/96  . . . . . . . . . . . .              994,889
   1,500,000        5.70% due 12/19/95  . . . . . . . . . . .            1,495,725
     250,000        5.70% due 1/12/96 . . . . . . . . . . . .              248,338
     500,000        5.66% due 1/12/96 . . . . . . . . . . . .              496,698
     600,000        5.60% due 2/1/96  . . . . . . . . . . . .              594,213
                  Whirlpool Financial Corp:
   1,200,000        5.73% due 12/7/95 . . . . . . . . . . . .            1,198,854
   1,500,000        5.72% due 2/1/96  . . . . . . . . . . . .            1,485,223
                                                                   ---------------
                                                                        19,739,966
                                                                   ---------------
                  FOODS - 2.33%
                  McCormick & Co Inc:
   1,000,000        5.67% due 12/1/95 . . . . . . . . . . . .            1,000,000
   1,000,000        5.60% due 2/26/96 . . . . . . . . . . . .              986,467
                                                                   ---------------
                                                                         1,986,467
                                                                   ---------------
                  INFORMATION PROCESSING - 7.90%
                  Hewlett Packard Co:
   1,600,000        5.63% due 1/18/96 . . . . . . . . . . . .            1,587,990
     970,000        5.62% due 12/20/95  . . . . . . . . . . .              967,123
   1,000,000        5.60% due 2/27/96 . . . . . . . . . . . .              986,311
   1,500,000      Intel Corp,
                    5.64% due 12/29/95  . . . . . . . . . . .            1,493,420
                  International Business
                    Machines Corp:
   1,000,000        5.65% due 12/6/95 . . . . . . . . . . . .              999,215
     700,000        5.64% due 1/30/96 . . . . . . . . . . . .              693,420
                                                                   ---------------
                                                                         6,727,479
                                                                   ---------------

================================================================================
MONEY MARKET FUND - CONTINUED      November 30, 1995    STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                                                     (Unaudited)

     PAR                                                                 MARKET
    VALUE                                                                 VALUE
--------------------------------------------------------------------------------
                  MERCHANDISE - DRUG - 1.16%
$  1,000,000      Rite Aid Corp,
                    5.90% due 1/24/96 . . . . . . . . . . . .      $       991,150
                                                                   ---------------
                  OIL - INTEGRATED DOMESTIC - 3.65%
                  Atlantic Richfield Co:
     955,000        5.65% due 1/2/96  . . . . . . . . . . . .              950,204
   1,500,000        5.64% due 1/22/96 . . . . . . . . . . . .            1,487,780
     674,000        5.59% due 12/11/95  . . . . . . . . . . .              672,953
                                                                   ---------------
                                                                         3,110,937
                                                                   ---------------
                  SECURITIES RELATED - 4.54%
                  Merrill Lynch & Co Inc:
   1,700,000        5.72% due 1/11/96 . . . . . . . . . . . .            1,688,926
     596,000        5.72% due 1/24/96 . . . . . . . . . . . .              590,886
     600,000        5.71% due 2/9/96  . . . . . . . . . . . .              593,338
   1,000,000        4.75% due 6/24/96 . . . . . . . . . . . .              993,711
                                                                   ---------------
                                                                         3,866,861
                                                                   ---------------
                  TOBACCO - 0.66%
     567,000      Philip Morris Cos Inc,
                    5.67% due 12/21/95  . . . . . . . . . . .              565,214
                                                                   ---------------
                  UTILITIES - COMMUNICATION - 1.17%
   1,000,000      GTE Corp,
                    5.81% due 12/8/95 . . . . . . . . . . . .              998,870
                                                                   ---------------
                  UTILITIES - ELECTRIC - 5.27%
                  Central & South West:
   1,284,000        5.72% due 12/5/95 . . . . . . . . . . . .            1,283,184
   1,730,000        5.72% due 1/19/96 . . . . . . . . . . . .            1,716,531
   1,500,000      Southern California Edison Co,
                    5.67% due 1/30/96 . . . . . . . . . . . .            1,485,825
                                                                   ---------------
                                                                         4,485,540
                                                                   ---------------
                  TOTAL CORPORATE SHORT
                  TERM COMMERCIAL PAPER
                  (Cost $75,583,958)  . . . . . . . . . . . .           75,583,958
                                                                   ---------------

                  CORPORATE SHORT TERM
                  OBLIGATIONS - 3.54%

                  ENTERTAINMENT - 1.18%
   1,000,000      Mattel Inc,
                    Floating rate note due 1/29/96,
                    6.00% at 11/30/95 . . . . . . . . . . . .            1,000,111
                                                                   ---------------
                  FINANCE COMPANIES - 1.18%
   1,000,000      General Electric Capital Corp,
                    Floating rate note due 2/9/96,
                    6.10% at 11/30/95 . . . . . . . . . . . .            1,000,000
                                                                   ---------------
                  SECURITIES RELATED - 1.18%
   1,000,000      Bear Stearns Co. Inc,
                    Floating rate note due 5/15/96,
                    5.9125% at 11/30/95 . . . . . . . . . . .            1,000,000
                                                                   ---------------

                  TOTAL CORPORATE SHORT TERM
                  OBLIGATIONS
                  (Cost $3,000,111) . . . . . . . . . . . . .            3,000,111
                                                                   ---------------

                  UNITED STATES GOVERNMENT -
                  SHORT TERM - 5.88%

                  GOVERNMENT SPONSORED - 5.88%
                  Federal Farm Credit Banks:
   1,000,000        5.875% due 9/3/96 . . . . . . . . . . . .            1,000,000
   1,000,000        5.60% due 7/1/96  . . . . . . . . . . . .              999,234
     650,000      Federal Home Loan Bank,
                    5.55% due 12/4/95 . . . . . . . . . . . .              649,699
                  Federal National Mortgage
                  Association:
   1,500,000        5.58% due 2/14/96 . . . . . . . . . . . .            1,482,562
     880,000        5.57% due 1/31/96 . . . . . . . . . . . .              871,695
                                                                   ---------------
                                                                         5,003,190
                                                                   ---------------
                  TOTAL UNITED STATES GOVERNMENT -
                  SHORT TERM
                  (Cost $5,003,190) . . . . . . . . . . . . .            5,003,190
                                                                   ---------------

                  TOTAL INVESTMENTS
                  (Cost $83,587,259) - 98.16% . . . . . . . .           83,587,259
                  Other assets and liabilities,
                    net - 1.84%   . . . . . . . . . . . . . .            1,563,516
                                                                   ---------------

                  NET ASSETS (equivalent
                    to $1.00 per share on
                    85,150,775 shares
                    outstanding) - 100%   . . . . . . . . . .      $    85,150,775
                                                                   ---------------

----------------------------------------------------------------------------------

NET ASSETS REPRESENTED BY:
Capital stock, $.01 par value per share,
  1,000,000,000 shares authorized,
  85,150,775 shares outstanding . . . . . . . . . . . . . . . .    $       851,508
Additional paid in capital  . . . . . . . . . . . . . . . . . .         84,299,267
                                                                   ---------------
NET ASSETS APPLICABLE TO SHARES
  OUTSTANDING . . . . . . . . . . . . . . . . . . . . . . . . .    $    85,150,775
                                                                   ---------------

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
MONEY MARKET FUND                                          FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                                                                     (Unaudited)

STATEMENT OF OPERATIONS
For the six months ended November 30, 1995
INVESTMENT INCOME:
Interest  . . . . . . . . . . . . . . . . . . . . . . . . . . .     $     2,445,485
                                                                    ---------------

EXPENSES:
Advisory fees . . . . . . . . . . . . . . . . . . . . . . . . .             206,996
Custodian and accounting services . . . . . . . . . . . . . . .              17,280
Reports to shareholders . . . . . . . . . . . . . . . . . . . .               3,367
Audit fees  . . . . . . . . . . . . . . . . . . . . . . . . . .               1,767
Directors' fees and expenses  . . . . . . . . . . . . . . . . .               1,763
Miscellaneous . . . . . . . . . . . . . . . . . . . . . . . . .               5,089
                                                                    ---------------
  Total expenses  . . . . . . . . . . . . . . . . . . . . . . .             236,262
                                                                    ---------------
NET INVESTMENT INCOME . . . . . . . . . . . . . . . . . . . . .           2,209,223
                                                                    ---------------
REALIZED GAIN ON SECURITIES:
  Net realized gain on securities . . . . . . . . . . . . . . .               1,795
                                                                    ---------------
INCREASE IN NET ASSETS RESULTING  FROM OPERATIONS . . . . . . .     $     2,211,018
                                                                    ---------------




STATEMENT OF CHANGES IN NET ASSETS

                                                                                 For the six       For the fiscal
                                                                                months ended         year ended
                                                                              November 30, 1995     May 31, 1995
                                                                              ------------------   --------------

OPERATIONS:
Net investment income . . . . . . . . . . . . . . . . . . . . . . . . .        $  2,209,223      $  3,186,812
Net realized gain on securities . . . . . . . . . . . . . . . . . . . .               1,795                 -
                                                                               ------------      ------------
    Increase in net assets resulting from operations  . . . . . . . . .           2,211,018         3,186,812
                                                                               ------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income . . . . . . . . . . . . . . . . . . . . . . . . .          (2,209,222)       (3,186,812)
                                                                               ------------      ------------
CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold  . . . . . . . . . . . . . . . . . . .          68,366,612       133,137,958
Proceeds from capital stock issued for distributions reinvested . . . .           2,209,222         3,186,812
                                                                               ------------      ------------
                                                                                 70,575,834       136,324,770
Cost of capital stock repurchased . . . . . . . . . . . . . . . . . . .         (67,680,652)     (104,603,566)
                                                                               ------------      ------------
    Increase in net assets resulting from capital stock transactions  .           2,895,182        31,721,204
                                                                               ------------      ------------
TOTAL INCREASE IN NET ASSETS  . . . . . . . . . . . . . . . . . . . . .           2,896,978        31,721,204
NET ASSETS:
Beginning of period . . . . . . . . . . . . . . . . . . . . . . . . . .          82,253,797        50,532,593
                                                                               ------------      ------------
End of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        $ 85,150,775      $ 82,253,797
                                                                               ------------      ------------
CHANGE IN SHARES OUTSTANDING
Shares of capital stock sold  . . . . . . . . . . . . . . . . . . . . .          68,366,612       133,137,958
Shares issued for distributions reinvested  . . . . . . . . . . . . . .           2,209,222         3,186,812
Shares of capital stock repurchased   . . . . . . . . . . . . . . . . .         (67,680,652)     (104,603,566)
                                                                               ------------      ------------
    Increase in shares outstanding  . . . . . . . . . . . . . . . . . .           2,895,182        31,721,204
Shares outstanding:
    Beginning of period . . . . . . . . . . . . . . . . . . . . . . . .          82,255,593        50,534,389
                                                                               ------------      ------------
    End of period . . . . . . . . . . . . . . . . . . . . . . . . . . .          85,150,775        82,255,593
                                                                               ------------      ------------

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
NOTES TO FINANCIAL STATEMENTS (Unaudited)
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

         The American General Series Portfolio Company (the "Series") consists of thirteen separate investment portfolios (the "Funds"):

                 Stock Index Fund
                 MidCap Index Fund
                 Small Cap Index Fund
                 International Equities Fund
                 Growth Fund
                 Growth & Income Fund
                 Science & Technology Fund
                 Social Awareness Fund
                 Timed Opportunity Fund
                 Capital Conservation Fund
                 Government Securities Fund
                 International Government Bond Fund
                 Money Market Fund

         The Series is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company. Each Fund is diversified with the exception of International Government Bond Fund which is non-diversified as defined by the 1940 Act.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

         Each Fund is accounted for as a separate entity. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

A.       INVESTMENT VALUATION

         Securities listed or traded on a national exchange are valued daily at their last reported sale price. In the absence of any exchange sales on that day and for unlisted issues, securities are valued at the last sale price on the NASDAQ National Market System. In the absence of any National Market System sales on that day, securities are valued at the last reported bid price. However, options written for which other over-the-counter market quotations are readily available are valued at the last reported asked price, in the absence of any National Market System sales on that day. Futures contracts, options thereon, and options on stock indexes are valued at the amount which would be received upon a current disposition of such investments (i.e., their fair market value), in the absence of any sales on that day. Short term debt securities for which market quotations are readily available are valued at the last reported bid price. However, any short term security with a remaining maturity of 60 days or less and all investments of the Money Market Fund are valued by the amortized cost method which approximates fair market value. Investments for which market quotations are not readily available are valued at fair value as determined in good faith by, or under authority delegated by, the Series' Board of Directors.

B.       OPTIONS AND FUTURES

         CALL AND PUT OPTIONS. When a Fund writes a call or a put option, an amount equal to the premium received is recorded as a liability. The liability is "marked to market" daily to reflect the current market value of the option written. When a written option expires, the Fund realizes a gain in the amount of the premium originally received. If the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss in the amount of the original premium less the cost of the closing transaction. If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchases upon exercise of the option.

         Purchased options are recorded as investments. If a purchased option expires, the Fund realizes a loss in the amount of the cost of the option. If the Fund enters into a closing transaction, it realizes a gain (or loss), to the extent that the proceeds from the sale are greater (or less) than the cost of the option. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security by adjusting the proceeds from such sale by the amount of the premium originally paid. If the Fund exercises a call option, the cost of the security purchased upon exercise is increased by the premium originally paid.

         FUTURES CONTRACTS. The initial margin deposit made upon entering into a futures contract is held by the custodian, in a segregated account, in the name of the broker (the Fund's agent in acquiring the futures position).
During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are received or made daily, as unrealized gains or losses are incurred. When the contract is closed, the Fund realizes a gain or loss in the amount of the cost of or proceeds from the closing transaction less the Fund's basis in the contract.

C.       REPURCHASE AGREEMENTS

         The seller of a repurchase agreement collateralizes the agreement with securities delivered to the Fund's custodian bank. The Adviser determines, on a daily basis, that the seller maintains collateral of at least 100% of the repurchase proceeds due to the Fund at maturity.

================================================================================
NOTES TO FINANCIAL STATEMENTS (Unaudited) - CONTINUED
--------------------------------------------------------------------------------

D.       FOREIGN CURRENCY TRANSLATION

         The accounting records of each Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies ("local currencies") are translated into U.S. dollars at prevailing exchange rates on transaction date.

         Net realized gains or losses on foreign currency transactions include exchange rate gains and losses from disposition of foreign currencies, currency gains and losses realized between trade and settlement dates of security transactions, and currency gains and losses realized on settlement of other assets and liabilities settled in local currencies.

         In determining realized and unrealized gains or losses on foreign securities for the period, the Funds do not isolate exchange rate fluctuations from local security price fluctuations. Foreign currencies and other assets and liabilities denominated in local currencies are marked-to-market daily to reflect fluctuations in foreign exchange rates.

E.       FEDERAL INCOME TAXES

         Each Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code and to distribute all of its taxable net investment income and taxable net realized capital gains, in excess of any available capital loss carryovers. Therefore no federal income tax provision is required.

F.       INVESTMENT TRANSACTIONS AND RELATED INVESTMENT INCOME

         Investment transactions are accounted for on the trade date. Realized gains and losses are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for dividend income on certain foreign securities which is recorded when the Fund becomes aware of the dividend. Interest income on investments is accrued daily.

G.       DISTRIBUTIONS TO SHAREHOLDERS

         Distributions to shareholders are recorded on the record date. The Funds declare distributions from net investment income monthly, except for the Money Market Fund, which declares daily. Capital gains distributions are declared annually.

         Investment income and capital gains and losses are recognized in accordance with generally accepted accounting principles ("book"). Distributions from net investment income and realized capital gains are based on earnings as determined in accordance with federal tax regulations ("tax") which may differ from book basis earnings. At the end of the year, offsetting adjustments to undistributed net investment income and undistributed net realized gains (losses) are made to eliminate permanent book/tax differences arising in the current year.

NOTE 3 - ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

         VALIC (the "Adviser") serves as investment adviser to the Series. VALIC is an indirect wholly-owned subsidiary of American General Corporation, Houston, Texas. On May 1, 1992, the Adviser entered into a sub-advisory agreement with Bankers Trust Company ("Bankers Trust"), a wholly-owned subsidiary of Bankers Trust New York Corporation, to serve as investment sub-adviser to Stock Index Fund, MidCap Index Fund, and Small Cap Index Fund. On April 29, 1994, the Adviser entered into sub-advisory agreements with T. Rowe Price Associates, Inc. to serve as investment sub-adviser to Growth Fund and Science & Technology Fund, and with Value Line, Inc., to serve as investment sub-adviser to Growth & Income Fund. Sub-advisers are compensated for such services by the Adviser.

         The Adviser receives from the Series a monthly fee based on each Fund's average daily net asset value at the following annual rates: for Stock Index Fund, MidCap Index Fund, Small Cap Index Fund and International Equities Fund .35% on the first $500 million and .25% on the excess over $500 million; for Social Awareness Fund, Timed Opportunity Fund, Capital Conservation Fund, Government Securities Fund, International Government Bond Fund, and Money Market Fund, .50%; for Growth & Income Fund, .75%; for Growth Fund, .80%; for Science & Technology Fund, .90%.

         To the extent that any Fund's accrued expenses for a given month exceed, on an annualized basis, 2% of the Fund's average daily net assets, the Adviser will voluntarily reduce expenses of any such Fund by the amount of the excess. The Adviser may withdraw this voluntary undertaking upon 30 days written notice to the Series.

         The Adviser provided to the Series, at cost, certain services associated with the printing of reports to shareholders. During the six months ended November 30, 1995, the Series paid $6,589 for such services.

================================================================================
NOTES TO FINANCIAL STATEMENTS (Unaudited) - CONTINUED
--------------------------------------------------------------------------------

         During the six months ended November 30, 1995, security transactions were affected between the following Funds at the then current market price with no brokerage commissions incurred:

    SELLER                     PURCHASER           COST TO PURCHASER       NET GAIN TO SELLER
-----------------          -----------------       -----------------       ------------------
MidCap Index Fund           Stock Index Fund          $12,093,453              $5,342,684
Stock Index Fund            MidCap Index Fund             477,750                 124,793

         At November 30, 1995, VALIC Separate Account A (a registered separate account of VALIC) and VALIC owned over five percent of the outstanding shares of the following Funds:

                                                                                   VALIC
                                                                                 Separate
                                                                                Account A           VALIC
                                                                                ---------------------------
Stock Index Fund  . . . . . . . . . . . . . . . . . . . . . . . .                  96.47%
MidCap Index Fund . . . . . . . . . . . . . . . . . . . . . . . .                  99.99
Small Cap Index Fund  . . . . . . . . . . . . . . . . . . . . . .                 100.00
International Equities Fund . . . . . . . . . . . . . . . . . . .                  97.35
Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . .                  96.30
Growth & Income Fund  . . . . . . . . . . . . . . . . . . . . . .                  83.81            16.19
Science & Technology Fund . . . . . . . . . . . . . . . . . . . .                  96.36
Social Awareness Fund . . . . . . . . . . . . . . . . . . . . . .                  86.01            13.88
Timed Opportunity Fund  . . . . . . . . . . . . . . . . . . . . .                  96.20
Capital Conservation Fund . . . . . . . . . . . . . . . . . . . .                  82.34            17.65
Government Securities Fund  . . . . . . . . . . . . . . . . . . .                  97.50
International Government Bond Fund  . . . . . . . . . . . . . . .                  88.55            11.45
Money Market Fund . . . . . . . . . . . . . . . . . . . . . . . .                  99.99

         Certain officers and directors of the Series are officers and directors of VALIC or American General Corporation.

NOTE 4 - INVESTMENT ACTIVITY

The information in the following table is presented on the basis of cost for federal income tax purposes at November 30, 1995.

                                               IDENTIFIED COST          GROSS            GROSS
                                               OF INVESTMENTS        UNREALIZED       UNREALIZED     NET UNREALIZED
                                                    OWNED           APPRECIATION     DEPRECIATION     APPRECIATION
                                               ---------------------------------------------------------------------
Stock Index Fund  . . . . . . . . . . . . .    $1,067,977,218     $  446,077,559    $  20,209,699   $   425,867,860
MidCap Index Fund . . . . . . . . . . . . .       393,125,869        111,497,053       23,650,897        87,846,156
Small Cap Index Fund  . . . . . . . . . . .       126,708,461         31,828,599       11,465,097        20,363,502
International Equities Fund . . . . . . . .       175,235,235         29,239,488        8,926,493        20,312,995
Growth Fund . . . . . . . . . . . . . . . .       186,663,029         41,352,591          623,805        40,728,786
Growth & Income Fund  . . . . . . . . . . .        63,177,711         12,506,933          600,435        11,906,498
Science & Technology Fund . . . . . . . . .       319,627,022         66,667,990        5,472,156        61,195,834
Social Awareness Fund . . . . . . . . . . .        57,039,187         10,021,535          479,879         9,541,656
Timed Opportunity Fund  . . . . . . . . . .       170,072,786         18,667,197        1,104,712        17,562,485
Capital Conservation Fund . . . . . . . . .        67,378,250          3,685,554           93,542         3,592,012
Government Securities Fund  . . . . . . . .        64,408,820          3,974,871                -         3,974,871
International Government Bond Fund  . . . .       108,821,516          7,741,780        1,916,533         5,825,247
Money Market Fund . . . . . . . . . . . . .        83,587,259                  -                -                 -

         The following net realized capital loss carryforwards at May 31, 1995, may be utilized to offset future capital gains.

                                                CAPITAL LOSS         EXPIRATION
                                                CARRYFORWARD          THROUGH:
                                               ---------------------------------
Growth & Income Fund  . . . . . . . . . . .    $      461,741       May 31, 2003
Capital Conservation Fund . . . . . . . . .         2,551,375       May 31, 2003
Government Securities Fund  . . . . . . . .         1,714,490       May 31, 2003
Money Market Fund . . . . . . . . . . . . .             3,023       May 31, 2002

================================================================================
NOTES TO FINANCIAL STATEMENTS (Unaudited) - CONTINUED
--------------------------------------------------------------------------------

During the period, the cost of purchases and proceeds from sales of securities,         COST OF        PROCEEDS FROM
excluding short term securities were:                                                 SECURITIES      SECURITIES SOLD
                                                                                       PURCHASED        OR MATURED
                                                                                    ---------------------------------
Stock Index Fund  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       $  68,386,724   $    25,582,545
MidCap Index Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          50,199,518        37,635,355
Small Cap Index Fund  . . . . . . . . . . . . . . . . . . . . . . . . . . . .          30,464,178        29,703,703
International Equities Fund . . . . . . . . . . . . . . . . . . . . . . . . .          18,767,756        30,857,306
Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         109,613,065        28,947,441
Growth & Income Fund  . . . . . . . . . . . . . . . . . . . . . . . . . . . .          34,175,759        15,569,647
Science & Technology Fund . . . . . . . . . . . . . . . . . . . . . . . . . .         230,206,730       153,073,008
Social Awareness Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . .          38,482,050        33,657,479
Timed Opportunity Fund  . . . . . . . . . . . . . . . . . . . . . . . . . . .         130,169,252        90,664,466
Capital Conservation Fund . . . . . . . . . . . . . . . . . . . . . . . . . .          26,518,648        22,711,209
Government Securities Fund  . . . . . . . . . . . . . . . . . . . . . . . . .          18,838,757         4,819,384
International Government Bond Fund  . . . . . . . . . . . . . . . . . . . . .          49,570,314         6,398,600

NOTE 5 - PORTFOLIO SECURITIES LOANED

         To realize additional income, a Fund may lend portfolio securities with a value of up to 30% (331/3% in the case of Growth Fund and Science & Technology Fund) of its total assets. Any such loans will be continuously secured by collateral, maintained in a segregated account, at least equal to the market value of the securities loaned. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans by a Fund will only be made to broker-dealers deemed by the Adviser to be creditworthy and will not be made unless, in the judgment of the Adviser, the consideration to be earned from such loans would justify the risk. Each Fund receives income earned on the securities loaned during the lending period and a portion of the interest or rebate earned on the collateral received.

   Portfolio securities on loan at November 30, 1995 are summarized as follows:      MARKET VALUE    COLLATERAL VALUE
                                                                                    ---------------------------------
Stock Index Fund  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       $   6,831,000   $     6,938,100
MidCap Index Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          12,041,162        12,419,195
Small Cap Index Fund  . . . . . . . . . . . . . . . . . . . . . . . . . . . .           6,833,535         7,096,344
International Equities Fund . . . . . . . . . . . . . . . . . . . . . . . . .           6,751,745         6,941,000
Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          11,340,309        11,902,625
Growth & Income Fund  . . . . . . . . . . . . . . . . . . . . . . . . . . . .           1,397,186         1,417,668
Science & Technology Fund . . . . . . . . . . . . . . . . . . . . . . . . . .          24,461,744        27,046,723
Social Awareness Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . .             231,354           235,824
Timed Opportunity Fund  . . . . . . . . . . . . . . . . . . . . . . . . . . .           4,311,385         4,397,092
Capital Conservation Fund . . . . . . . . . . . . . . . . . . . . . . . . . .           1,375,751         1,404,920
Government Securities Fund  . . . . . . . . . . . . . . . . . . . . . . . . .             152,763           152,977
                                                                                    -------------------------------
    Total . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       $  75,727,934   $    79,952,468
                                                                                    -------------------------------

NOTE 6 - INVESTMENT CONCENTRATION

         A significant portion of Government Securities Fund's investments may be in U.S. Government sponsored securities. No assurance can be given that the U.S. Government will provide support to such U.S. Government sponsored agencies or instrumentalities in the future since it is not required to do so by law. As a result of the Fund's concentration in such investments, it may be subject to risks associated with U.S. Government sponsored securities. At November 30, 1995, Government Securities Fund had 55% of its net assets invested in such securities.

         At November 30, 1995, International Government Bond Fund had 22% of its net assets invested in securities issued by the Government of Japan and an additional 8% in issues of companies located in Japan and/or denominated in Japanese Yen. Future economic and political developments in a foreign country could adversely affect the liquidity and value of foreign securities or the currency exchange rates from which foreign currencies are translated.

================================================================================
NOTES TO FINANCIAL STATEMENTS (Unaudited) - CONTINUED
--------------------------------------------------------------------------------

NOTE 7 - SUBSEQUENT EVENT

         On December 28, 1995, annual distributions from undistributed net realized gains on investments were declared payable on December 29, 1995, to shareholders of record December 28, 1995, as follows:

                                                                                RATE PER
                                                                                  SHARE
                                                                                --------
Stock Index Fund  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      0.3921
MidCap Index Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      0.6507
Small Cap Index Fund  . . . . . . . . . . . . . . . . . . . . . . . . . . .      0.2814
International Equities Fund . . . . . . . . . . . . . . . . . . . . . . . .      0.2384
Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      0.2253
Growth & Income Fund  . . . . . . . . . . . . . . . . . . . . . . . . . . .      0.0921
Science & Technology Fund . . . . . . . . . . . . . . . . . . . . . . . . .      2.0014
Social Awareness Fund . . . . . . . . . . . . . . . . . . . . . . . . . . .      0.9100
Timed Opportunity Fund  . . . . . . . . . . . . . . . . . . . . . . . . . .      0.2154
International Government Bond Fund  . . . . . . . . . . . . . . . . . . . .      0.0126

================================================================================
FINANCIAL HIGHLIGHTS (Unaudited)
--------------------------------------------------------------------------------

Per share data is for a share of capital stock outstanding throughout the period. Total return includes reinvestment of dividends on the reinvestment date. Total returns and ratios for periods of less than one year are not annualized.

                                                               SIX MONTHS
                                                                  ENDED                    FISCAL YEAR ENDED MAY 31,
                                                              NOVEMBER 30, ------------------------------------------------------
                                                                  1995         1995        1994      1993       1992     1991
                                                             --------------------------------------------------------------------
STOCK INDEX FUND

PER SHARE DATA
Net asset value at beginning of period  . . . . . . . . . .      $16.81       $14.39       $14.36    $13.34    $12.60    $11.86
                                                             --------------------------------------------------------------------
    Income from investment operations:
      Net investment income   . . . . . . . . . . . . . . .        0.19         0.37         0.35      0.34      0.32      0.31
      Net realized and unrealized gain on securities  . . .        2.28         2.45         0.12      1.20      0.74      0.81
                                                             --------------------------------------------------------------------
      Total income from investment operations   . . . . . .        2.47         2.82         0.47      1.54      1.06      1.12
                                                             --------------------------------------------------------------------
    Distributions:
      Distributions from net investment income  . . . . . .       (0.18)       (0.37)       (0.35)    (0.34)    (0.32)    (0.31)
      Distributions from net realized gain on securities  .                    (0.03)       (0.09)    (0.18)              (0.07)
                                                             --------------------------------------------------------------------
      Total distributions   . . . . . . . . . . . . . . . .       (0.18)       (0.40)       (0.44)    (0.52)    (0.32)    (0.38)
                                                             --------------------------------------------------------------------
Net asset value at end of period  . . . . . . . . . . . . .      $19.10       $16.81       $14.39    $14.36    $13.34    $12.60
                                                             --------------------------------------------------------------------
TOTAL RETURN  . . . . . . . . . . . . . . . . . . . . . . .       14.78%       19.98%        3.29%    11.74%     8.57%     9.98%
                                                             --------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
    Ratio of expenses to average net assets   . . . . . . .        0.18%        0.38%        0.39%     0.43%     0.50%     0.67%
    Ratio of net investment income to average net assets  .        1.07%        2.44%        2.44%     2.52%     3.12%     2.82%
    Portfolio turnover rate   . . . . . . . . . . . . . . .           2%          14%           3%        1%       45%        6%
    Number of shares outstanding at end of period (000's) .      78,073       75,451       75,494    66,224    55,598     6,662
    Net assets at end of period (000's)   . . . . . . . . .  $1,491,433   $1,267,992   $1,086,459  $951,200  $741,667   $83,970

    Average net assets during the period (000's)  . . . . .  $1,371,067   $1,140,085   $1,030,581  $836,510  $167,262   $55,147


                                                               SIX MONTHS
                                                                  ENDED                    FISCAL YEAR ENDED MAY 31,
                                                              NOVEMBER 30, ------------------------------------------------------
                                                                  1995         1995        1994      1993       1992     1991
                                                             --------------------------------------------------------------------
MIDCAP INDEX FUND(1)

PER SHARE DATA
Net asset value at beginning of period  . . . . . . . . . .      $15.68       $14.54       $14.38    $12.86    $12.51    $12.92
                                                             --------------------------------------------------------------------
    Income (loss) from investment operations:
      Net investment income   . . . . . . . . . . . . . . .        0.13         0.26         0.23      0.24      0.23      0.28
      Net realized and unrealized gain (loss) on securities        2.35         1.59         0.28      1.93      0.39     (0.30)
                                                             --------------------------------------------------------------------
      Total income (loss) from investment operations  . . .        2.48         1.85         0.51      2.17      0.62     (0.02)
                                                             --------------------------------------------------------------------
    Distributions:
      Distributions from net investment income  . . . . . .       (0.12)       (0.26)       (0.23)    (0.24)    (0.23)    (0.28)
      Distributions from net realized gain on securities  .                    (0.45)       (0.12)    (0.41)    (0.04)    (0.11)
                                                             --------------------------------------------------------------------
      Total distributions   . . . . . . . . . . . . . . . .       (0.12)       (0.71)       (0.35)    (0.65)    (0.27)    (0.39)
                                                             --------------------------------------------------------------------
Net asset value at end of period  . . . . . . . . . . . . .       18.04       $15.68       $14.54    $14.38    $12.86    $12.51
                                                             --------------------------------------------------------------------
TOTAL RETURN  . . . . . . . . . . . . . . . . . . . . . . .       15.86%       13.26%        3.52%    17.21%     5.01%     0.20%
                                                             --------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
    Ratio of expenses to average net assets   . . . . . . .        0.21%        0.44%        0.46%     0.47%     0.54%     0.67%
    Ratio of net investment income to average net assets  .        0.70%        1.73%        1.62%     1.79%     1.82%     2.41%
    Portfolio turnover rate   . . . . . . . . . . . . . . .           8%          23%          17%        5%      112%      101%
    Number of shares outstanding at end of period (000's)        26,584       25,988       24,001    14,673     8,862     6,168
    Net assets at end of period (000's)   . . . . . . . . .    $479,633     $407,557     $349,041  $210,931  $113,992   $77,146
    Average net assets during the period (000's)  . . . . .    $449,247     $376,486     $285,247  $154,979 $  88,456   $69,696


(1) Effective October 1, 1991, the Fund's name was changed from Capital Accumulation Fund to MidCap Index Fund. Additionally, on October 1, 1991, the investment objectives and investment program for the Fund were changed.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL HIGHLIGHTS (Unaudited) - CONTINUED
--------------------------------------------------------------------------------

Per share data is for a share of capital stock outstanding throughout the period. Total return includes reinvestment of dividends on the reinvestment date. Total returns and ratios for periods of less than one year are not annualized.

                                                               SIX MONTHS                                      PERIOD FROM
                                                                  ENDED         FISCAL YEAR ENDED MAY 31,      MAY 1, 1992
                                                              NOVEMBER 30, ----------------------------------        TO
                                                                  1995         1995        1994       1993     MAY 31, 1992
                                                              ---------------------------------------------------------------
SMALL CAP INDEX FUND

PER SHARE DATA
Net asset value at beginning of period  . . . . . . . . . .      $12.49      $11.52       $11.28     $9.93         $10.00(1)
                                                              ---------------------------------------------------------------
    Income (loss) from investment operations:
      Net investment income   . . . . . . . . . . . . . . .        0.09        0.17         0.13      0.15           0.02
      Net realized and unrealized gain (loss) on securities        1.73        0.97         0.58      1.48          (0.07)
                                                              ---------------------------------------------------------------
      Total income (loss) from investment operations  . . .        1.82        1.14         0.71      1.63          (0.05)
                                                              ---------------------------------------------------------------
    Distributions:
      Distributions from net investment income  . . . . . .       (0.09)      (0.17)       (0.13)    (0.15)         (0.02)
      Distributions from net realized gain on securities  .                                (0.34)    (0.13)
                                                              ---------------------------------------------------------------
      Total distributions   . . . . . . . . . . . . . . . .       (0.09)      (0.17)       (0.47)    (0.28)         (0.02)
                                                              ---------------------------------------------------------------
Net asset value at end of period  . . . . . . . . . . . . .      $14.22      $12.49       $11.52    $11.28          $9.93
                                                              ---------------------------------------------------------------
TOTAL RETURN  . . . . . . . . . . . . . . . . . . . . . . .       14.62%       9.98%        6.18%    16.64%         (0.50)%
                                                              ---------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
    Ratio of expenses to average net assets   . . . . . . .        0.21%       0.44%        0.47%     0.47%          0.04%
    Ratio of net investment income to average net assets  .        0.69%       1.44%        1.10%     1.40%          0.21%
    Portfolio turnover rate   . . . . . . . . . . . . . . .          22%         34%          16%       20%             0%
    Number of shares outstanding at end of period (000's)        10,351      10,136        9,381     3,687          1,107
    Net assets at end of period (000's)   . . . . . . . . .    $147,136    $126,567     $108,050   $41,581        $10,989
    Average net assets during the period (000's)  . . . . .    $140,525    $120,298    $  70,690   $22,142        $10,989

(1) The net asset value at the beginning of the period is as of commencement of operations on May 1, 1992.


                                                               SIX MONTHS
                                                                  ENDED                    FISCAL YEAR ENDED MAY 31,
                                                              NOVEMBER 30, ------------------------------------------------------
                                                                  1995         1995        1994      1993       1992     1991
                                                             --------------------------------------------------------------------
INTERNATIONAL EQUITIES FUND

PER SHARE DATA
Net asset value at beginning of period  . . . . . . . . . .      $10.42       $10.14       $ 8.99    $ 8.03    $ 8.58    $ 9.17
                                                             --------------------------------------------------------------------
    Income (loss) from investment operations:
      Net investment income   . . . . . . . . . . . . . . .        0.07         0.15         0.11      0.18      0.15      0.23
      Net realized and unrealized gain (loss) on securities
        and foreign currencies  . . . . . . . . . . . . . .        0.12         0.34         1.17      0.93     (0.55)    (0.59)
                                                             --------------------------------------------------------------------
      Total income (loss) from investment operations  . . .        0.19         0.49         1.28      1.11     (0.40)    (0.36)
                                                             --------------------------------------------------------------------
    Distributions:
      Distributions from net investment income  . . . . . .       (0.08)       (0.15)       (0.11)    (0.15)    (0.15)    (0.23)
      Distributions from net realized gain on securities  .                    (0.06)       (0.02)
                                                             --------------------------------------------------------------------
      Total distributions   . . . . . . . . . . . . . . . .       (0.08)       (0.21)       (0.13)    (0.15)    (0.15)    (0.23)
                                                             --------------------------------------------------------------------
Net asset value at end of period  . . . . . . . . . . . . .      $10.53       $10.42       $10.14    $ 8.99    $ 8.03    $ 8.58
                                                             --------------------------------------------------------------------
TOTAL RETURN  . . . . . . . . . . . . . . . . . . . . . . .        1.88%        4.92%       14.31%    14.18%    (4.69)%   (3.71)%
                                                             --------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
    Ratio of expenses to average net assets   . . . . . . .        0.21%        0.45%        0.47%     0.53%     0.65%     0.37%
    Ratio of net investment income to average net assets  .        0.83%        1.47%        1.43%     2.33%     1.84%     2.67%
    Portfolio turnover rate   . . . . . . . . . . . . . . .           9%          14%           7%        9%        5%        3%
    Number of shares outstanding at end of period (000's)        18,717       20,074       17,273     7,429     4,256     2,451
    Net assets at end of period (000's)   . . . . . . . . .    $197,069     $209,091     $175,183   $66,809   $34,182   $21,036
    Average net assets during the period (000's)  . . . . .    $204,007     $199,235     $117,264   $45,509   $26,542   $15,693


SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL HIGHLIGHTS (Unaudited) - CONTINUED
--------------------------------------------------------------------------------

Per share data is for a share of capital stock outstanding throughout the period. Total return includes reinvestment of dividends on the reinvestment date. Total returns and ratios for periods of less than one year are not annualized.

                                                                                SIX MONTHS       FISCAL YEAR       PERIOD FROM
                                                                                   ENDED            ENDED         APRIL 29, 1994
                                                                               NOVEMBER 30,        MAY 31,              TO
                                                                                   1995              1995          MAY 31, 1994
                                                                               --------------------------------------------------
GROWTH FUND
PER SHARE DATA
Net asset value at beginning of period  . . . . . . . . . . . . . . . . . . .       $11.43           $9.87         $10.00 (1)
                                                                               --------------------------------------------------
    Income (loss) from investment operations:
      Net investment income   . . . . . . . . . . . . . . . . . . . . . . . .         0.02            0.04           0.01
      Net realized and unrealized gain (loss) on securities   . . . . . . . .         3.21            1.56          (0.13)
                                                                               --------------------------------------------------
      Total income (loss) from investment operations  . . . . . . . . . . . .         3.23            1.60          (0.12)
                                                                               --------------------------------------------------
    Distributions:
      Distributions from net investment income  . . . . . . . . . . . . . . .        (0.02)          (0.04)         (0.01)
                                                                               --------------------------------------------------
Net asset value at end of period  . . . . . . . . . . . . . . . . . . . . . .       $14.64          $11.43          $9.87
                                                                               --------------------------------------------------
TOTAL RETURN  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        28.27%          16.25%        (1.19)%
                                                                               --------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
    Ratio of expenses to average net assets   . . . . . . . . . . . . . . . .         0.41%           0.91%          0.08%
    Ratio of net investment income to average net assets  . . . . . . . . . .         0.13%           0.41%          0.11%
    Portfolio turnover rate   . . . . . . . . . . . . . . . . . . . . . . . .           20%             61%             0%
    Number of shares outstanding at end of period (000's)   . . . . . . . . .       15,538           8,800          1,001
    Net assets at end of period (000's)   . . . . . . . . . . . . . . . . . .     $227,511        $100,614         $9,885
    Average net assets during the period (000's)  . . . . . . . . . . . . . .     $161,696         $42,232         $9,944

(1) The net asset value at the beginning of the period is as of commencement of operations on April 29, 1994.


                                                                                SIX MONTHS       FISCAL YEAR       PERIOD FROM
                                                                                   ENDED            ENDED         APRIL 29, 1994
                                                                               NOVEMBER 30,        MAY 31,              TO
                                                                                   1995              1995          MAY 31, 1994
                                                                               --------------------------------------------------
GROWTH & INCOME FUND
PER SHARE DATA
Net asset value at beginning of period  . . . . . . . . . . . . . . . . . . .       $11.09           $9.87         $10.00 (1)
                                                                               --------------------------------------------------
    Income (loss) from investment operations:
      Net investment income   . . . . . . . . . . . . . . . . . . . . . . . .         0.04            0.09           0.02
      Net realized and unrealized gain (loss) on securities   . . . . . . . .         1.90            1.22          (0.13)
                                                                               --------------------------------------------------
      Total income (loss) from investment operations  . . . . . . . . . . . .         1.94            1.31          (0.11)
                                                                               --------------------------------------------------
    Distributions:
      Distributions from net investment income  . . . . . . . . . . . . . . .        (0.04)          (0.09)         (0.02)
                                                                               --------------------------------------------------
Net asset value at end of period  . . . . . . . . . . . . . . . . . . . . . .       $12.99          $11.09          $9.87
                                                                               --------------------------------------------------
TOTAL RETURN  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        17.47%          13.35%        (1.11)%
                                                                               --------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
    Ratio of expenses to average net assets   . . . . . . . . . . . . . . . .         0.39%           0.86%          0.07%
    Ratio of net investment income to average net assets  . . . . . . . . . .         0.33%           0.93%          0.22%
    Portfolio turnover rate   . . . . . . . . . . . . . . . . . . . . . . . .           29%             97%            11%
    Number of shares outstanding at end of period (000's)   . . . . . . . . .        5,734           3,867          1,002
    Net assets at end of period (000's)   . . . . . . . . . . . . . . . . . .      $74,471         $42,867         $9,890
    Average net assets during the period (000's)  . . . . . . . . . . . . . .      $58,669         $21,910         $9,946

(1) The net asset value at the beginning of the period is as of commencement of operations on April 29, 1994.


SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL HIGHLIGHTS (Unaudited) - CONTINUED
--------------------------------------------------------------------------------

Per share data is for a share of capital stock outstanding throughout the period. Total return includes reinvestment of dividends on the reinvestment date. Total returns and ratios for periods of less than one year are not annualized.

                                                                                SIX MONTHS       FISCAL YEAR       PERIOD FROM
                                                                                   ENDED            ENDED         APRIL 29, 1994
                                                                               NOVEMBER 30,        MAY 31,              TO
                                                                                   1995              1995          MAY 31, 1994
                                                                               --------------------------------------------------
SCIENCE & TECHNOLOGY FUND
PER SHARE DATA
Net asset value at beginning of period  . . . . . . . . . . . . . . . . . . .       $14.43           $9.83         $10.00 (1)
                                                                               --------------------------------------------------
    Income (loss) from investment operations:
      Net investment income   . . . . . . . . . . . . . . . . . . . . . . . .         0.02            0.03           0.00
      Net realized and unrealized gain (loss) on securities and
         foreign currencies . . . . . . . . . . . . . . . . . . . . . . . . .         5.86            4.72          (0.17)
                                                                               --------------------------------------------------
      Total income (loss) from investment operations  . . . . . . . . . . . .         5.88            4.75          (0.17)
                                                                               --------------------------------------------------
    Distributions:
      Distributions from net investment income  . . . . . . . . . . . . . . .        (0.02)          (0.02)          0.00
      Distributions from net realized gain on securities  . . . . . . . . . .        (0.00)          (0.13)          0.00
                                                                               --------------------------------------------------
      Total distributions   . . . . . . . . . . . . . . . . . . . . . . . . .        (0.02)          (0.15)          0.00
                                                                               --------------------------------------------------
Net asset value at end of period  . . . . . . . . . . . . . . . . . . . . . .       $20.29          $14.43          $9.83
                                                                               --------------------------------------------------
TOTAL RETURN  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        40.87%          48.61%        (1.66)%
                                                                               --------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
    Ratio of expenses to average net assets   . . . . . . . . . . . . . . . .         0.47%           1.00%          0.08%
    Ratio of net investment income to average net assets  . . . . . . . . . .         0.13%           0.36%          0.04%
    Portfolio turnover rate   . . . . . . . . . . . . . . . . . . . . . . . .           64%            121%             0%
    Number of shares outstanding at end of period (000's)   . . . . . . . . .       18,301          11,550          1,001
    Net assets at end of period (000's)   . . . . . . . . . . . . . . . . . .     $371,383        $166,683         $9,834
    Average net assets during the period (000's)  . . . . . . . . . . . . . .     $280,036         $64,974         $9,918

(1) The net asset value at the beginning of the period is as of commencement of operations on April 29, 1994.

                                                               SIX MONTHS
                                                                  ENDED                    FISCAL YEAR ENDED MAY 31,
                                                              NOVEMBER 30, ------------------------------------------------------
                                                                  1995         1995        1994      1993       1992     1991
                                                             --------------------------------------------------------------------
SOCIAL AWARENESS FUND
PER SHARE DATA
Net asset value at beginning of period  . . . . . . . . . .      $13.02       $11.98       $12.12    $11.43    $11.13    $10.59
                                                             --------------------------------------------------------------------
    Income from investment operations:
      Net investment income   . . . . . . . . . . . . . . .        0.13         0.27         0.26      0.24      0.26      0.26
      Net realized and unrealized gain (loss) on securities        1.86         1.75        (0.02)     1.22      0.30      0.54
                                                             --------------------------------------------------------------------
      Total income from investment operations   . . . . . .        1.99         2.02         0.24      1.46      0.56      0.80
                                                             --------------------------------------------------------------------
    Distributions:
      Distributions from net investment income  . . . . . .       (0.13)       (0.27)       (0.26)    (0.24)    (0.26)    (0.26)
      Distributions from net realized gain on securities  .                    (0.71)       (0.12)    (0.53)
                                                             --------------------------------------------------------------------
      Total distributions   . . . . . . . . . . . . . . . .       (0.13)       (0.98)       (0.38)    (0.77)    (0.26)    (0.26)
                                                             --------------------------------------------------------------------
Net asset value at end of period  . . . . . . . . . . . . .      $14.88       $13.02       $11.98    $12.12    $11.43    $11.13
                                                             --------------------------------------------------------------------
TOTAL RETURN  . . . . . . . . . . . . . . . . . . . . . . .       15.31%       18.19%        1.97%    13.08%     5.08%     7.89%
                                                             --------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
    Ratio of expenses to average net assets   . . . . . . .        0.28%        0.58%        0.60%     0.63%     0.16%     0.44%
    Ratio of net investment income to average net assets  .        0.96%        2.22%        2.19%     2.14%     2.34%     2.66%
    Portfolio turnover rate   . . . . . . . . . . . . . . .          57%         148%          83%      106%      203%      100%
    Number of shares outstanding at end of period (000's)         4,486        4,143        3,817     2,819     1,799       973
    Total net assets at end of period (000's)   . . . . . .     $66,758      $53,927      $45,729   $34,166   $20,570   $10,835
    Average net assets during the period (000's)  . . . . .     $59,886      $47,942      $41,002   $26,920   $15,365    $7,959

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL HIGHLIGHTS (Unaudited) - CONTINUED
--------------------------------------------------------------------------------

Per share data is for a share of capital stock outstanding throughout the period. Total return includes reinvestment of dividends on the reinvestment date. Total returns and ratios for periods of less than one year are not annualized.

                                                               SIX MONTHS
                                                                  ENDED                    FISCAL YEAR ENDED MAY 31,
                                                              NOVEMBER 30, ------------------------------------------------------
                                                                  1995         1995        1994      1993       1992     1991
                                                             --------------------------------------------------------------------
TIMED OPPORTUNITY FUND
PER SHARE DATA
Net asset value at beginning of period  . . . . . . . . . .      $11.24       $10.84       $11.18    $10.66    $11.05    $10.48
                                                             --------------------------------------------------------------------
    Income from investment operations:
      Net investment income   . . . . . . . . . . . . . . .        0.24         0.44         0.37      0.35      0.30      0.40
      Net realized and unrealized gain (loss) on securities        0.90         0.82        (0.15)     0.61     (0.19)     0.57
                                                             --------------------------------------------------------------------
      Total income from investment operations   . . . . . .        1.14         1.26         0.22      0.96      0.11      0.97
                                                             --------------------------------------------------------------------
    Distributions:
      Distributions from net investment income  . . . . . .       (0.23)       (0.44)       (0.37)    (0.35)    (0.30)    (0.40)
      Distributions from net realized gain on securities  .                    (0.42)       (0.19)    (0.09)    (0.20)
                                                             --------------------------------------------------------------------
      Total distributions   . . . . . . . . . . . . . . . .       (0.23)       (0.86)       (0.56)    (0.44)    (0.50)    (0.40)
                                                             --------------------------------------------------------------------
Net asset value at end of period  . . . . . . . . . . . . .      $12.15       $11.24       $10.84    $11.18    $10.66    $11.05
                                                             --------------------------------------------------------------------
TOTAL RETURN  . . . . . . . . . . . . . . . . . . . . . . .       10.29%       12.43%        1.86%     9.17%     0.87%     9.75%
                                                             --------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
    Ratio of expenses to average net assets   . . . . . . .        0.29%        0.58%        0.59%     0.70%     0.90%     0.92%
    Ratio of net investment income to
      average net assets  . . . . . . . . . . . . . . . . .        1.97%        4.03%        3.24%     3.28%     2.72%     3.94%
    Portfolio turnover rate   . . . . . . . . . . . . . . .          59%         133%          76%       78%      111%       55%
    Number of shares outstanding at end of period (000's)        15,493       16,319       17,956    14,758    13,341    11,891
    Total net assets at end of period (000's)   . . . . . .    $188,192     $183,393     $194,576  $165,002  $142,213  $131,416

    Average net assets during the period (000's)  . . . . .    $185,005     $186,487     $185,036  $151,450  $137,179  $116,266


                                                               SIX MONTHS
                                                                  ENDED                    FISCAL YEAR ENDED MAY 31,
                                                              NOVEMBER 30, ------------------------------------------------------
                                                                  1995         1995        1994      1993       1992     1991
                                                             --------------------------------------------------------------------
CAPITAL CONSERVATION FUND
PER SHARE DATA
Net asset value at beginning of period  . . . . . . . . . .       $9.52        $9.13        $9.87     $9.29     $8.81     $9.08
                                                             --------------------------------------------------------------------
    Income (loss) from investment operations:
      Net investment income   . . . . . . . . . . . . . . .        0.31         0.63         0.61      0.65      0.69      0.73
      Net realized and unrealized gain (loss) on securities        0.27         0.39        (0.69)     0.58      0.48     (0.27)
                                                             --------------------------------------------------------------------
      Total income (loss) from investment operations  . . .        0.58         1.02        (0.08)     1.23      1.17      0.46
                                                             --------------------------------------------------------------------
    Distributions:
      Distributions from net investment income  . . . . . .       (0.31)       (0.63)       (0.61)    (0.65)    (0.69)    (0.73)
      Distributions from net realized gain on securities  .                                 (0.05)
                                                             --------------------------------------------------------------------
      Total distributions   . . . . . . . . . . . . . . . .       (0.31)       (0.63)       (0.66)    (0.65)    (0.69)    (0.73)
                                                             --------------------------------------------------------------------
Net asset value at end of period  . . . . . . . . . . . . .       $9.79        $9.52        $9.13    $9.87      $9.29     $8.81
                                                             --------------------------------------------------------------------
TOTAL RETURN  . . . . . . . . . . . . . . . . . . . . . . .        6.18%       11.80%      (1.13)%    13.60%    13.72%     5.40%
                                                             --------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
    Ratio of expenses to average net assets   . . . . . . .        0.29%        0.58%        0.59%     0.67%     0.77%     0.83%
    Ratio of net investment income to average net assets  .        3.24%        6.88%        6.24%     6.77%     7.80%     8.25%
    Portfolio turnover rate   . . . . . . . . . . . . . . .          34%         100%          55%       58%      121%      142%
    Number of shares outstanding at end of period (000's)         7,366        6,935        6,712     5,095     3,939     2,333
    Total net assets at end of period (000's)   . . . . . .     $72,099      $66,031      $61,305   $50,290   $36,609   $20,541
    Average net assets during the period (000's)  . . . . .     $68,369      $61,568      $59,210   $43,316   $29,793   $19,105

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL HIGHLIGHTS (Unaudited) - CONTINUED
--------------------------------------------------------------------------------

Per share data is for a share of capital stock outstanding throughout the period. Total return includes reinvestment of dividends on the reinvestment date. Total returns and ratios for periods of less than one year are not annualized.

                                                               SIX MONTHS
                                                                  ENDED                    FISCAL YEAR ENDED MAY 31,
                                                              NOVEMBER 30, ------------------------------------------------------
                                                                  1995         1995        1994      1993       1992     1991
                                                             --------------------------------------------------------------------
GOVERNMENT SECURITIES FUND
PER SHARE DATA
Net asset value at beginning of period  . . . . . . . . . .       $9.89        $9.55       $10.30     $9.84     $9.34     $9.20
                                                             --------------------------------------------------------------------
    Income (loss) from investment operations:
      Net investment income   . . . . . . . . . . . . . . .        0.31         0.60         0.55      0.61      0.65      0.66
      Net realized and unrealized gain (loss) on securities        0.23         0.35        (0.59)     0.59      0.49      0.14
                                                             --------------------------------------------------------------------
      Total income (loss) from investment operations  . . .        0.54         0.95        (0.04)     1.20      1.14      0.80
                                                             --------------------------------------------------------------------
    Distributions:
      Distributions from net investment income  . . . . . .       (0.31)       (0.61)       (0.55)    (0.61)    (0.64)    (0.66)
      Distributions from net realized gain on securities  .                                 (0.16)    (0.13)
                                                             --------------------------------------------------------------------
      Total distributions   . . . . . . . . . . . . . . . .       (0.31)       (0.61)       (0.71)    (0.74)    (0.64)    (0.66)
                                                             --------------------------------------------------------------------
Net asset value at end of period  . . . . . . . . . . . . .      $10.12        $9.89        $9.55    $10.30     $9.84     $9.34
                                                             --------------------------------------------------------------------
TOTAL RETURN  . . . . . . . . . . . . . . . . . . . . . . .        5.54%       10.43%       (0.66)%   12.56%    12.60%     9.28%
                                                             --------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
    Ratio of expenses to average net assets   . . . . . . .        0.28%        0.58%        0.59%     0.67%     0.76%     0.87%
    Ratio of net investment income to average net assets  .        3.15%        6.36%        5.44%     6.08%     6.77%     7.25%
    Portfolio turnover rate   . . . . . . . . . . . . . . .           8%         229%          85%      105%       78%       87%
    Number of shares outstanding at end of period (000's)         6,867        5,478        4,544     3,110     2,090     1,468
    Total net assets at end of period (000's)   . . . . . .     $69,517      $54,174      $43,401   $32,023   $20,559   $13,711
    Average net assets during the period (000's)  . . . . .     $61,561      $45,200      $41,596   $26,145   $17,069   $11,393

                                                               SIX MONTHS                                      PERIOD FROM
                                                                  ENDED         FISCAL YEAR ENDED MAY 31,      MAY 1, 1992
                                                              NOVEMBER 30, ----------------------------------        TO
                                                                  1995         1995        1994       1993     MAY 31, 1992
                                                              ---------------------------------------------------------------
INTERNATIONAL GOVERNMENT BOND FUND
PER SHARE DATA
Net asset value at beginning of period  . . . . . . . . . .      $12.72      $10.97       $11.16    $10.43         $10.00 (1)
                                                              ---------------------------------------------------------------
    Income (loss) from investment operations:
      Net investment income   . . . . . . . . . . . . . . .        0.33        0.65         0.62      0.76           0.48
      Net realized and unrealized gain (loss) on securities
        and foreign currencies  . . . . . . . . . . . . . .       (0.47)       1.80        (0.20)     0.70           0.42
                                                              ---------------------------------------------------------------
      Total income (loss) from investment operations  . . .       (0.14)       2.45         0.42      1.46           0.90
                                                              ---------------------------------------------------------------
    Distributions:
      Distributions from net investment income  . . . . . .       (0.33)      (0.70)       (0.60)    (0.73)         (0.47)
      Distributions from net realized gain on securities  .                                (0.01)
                                                              ---------------------------------------------------------------
        Total distributions   . . . . . . . . . . . . . . .       (0.33)      (0.70)       (0.61)    (0.73)         (0.47)
                                                              ---------------------------------------------------------------
Net asset value at end of period  . . . . . . . . . . . . .      $12.25      $12.72       $10.97    $11.16         $10.43
                                                              ---------------------------------------------------------------
TOTAL RETURN  . . . . . . . . . . . . . . . . . . . . . . .       (1.08)%     23.23%        3.87%    14.50%          9.18%
                                                              ---------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
    Ratio of expenses to average net assets   . . . . . . .        0.28%       0.59%        0.48%     0.14%          0.08%
    Ratio of net investment income to average net assets  .        2.78%       5.83%        5.87%     7.02%          4.62%
    Portfolio turnover rate   . . . . . . . . . . . . . . .           7%          6%           3%       26%            12%
    Number of shares outstanding at end of period (000's)         9,680       6,111        3,741     2,062          1,259
    Total net assets at end of period (000's)   . . . . . .    $118,577     $77,734      $41,028   $23,009        $13,126
    Average net assets during the period (000's)  . . . . .     $98,227     $51,451      $33,561   $18,135        $11,938

(1) The net asset value at the beginning of the period is as of commencement of operations on October 1, 1991.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL HIGHLIGHTS (Unaudited) - CONTINUED
--------------------------------------------------------------------------------

Per share data is for a share of capital stock outstanding throughout the period. Total return includes reinvestment of dividends on the reinvestment date. Total returns and ratios for periods of less than one year are not annualized.

                                                               SIX MONTHS
                                                                  ENDED                    FISCAL YEAR ENDED MAY 31,
                                                              NOVEMBER 30, ------------------------------------------------------
                                                                  1995         1995        1994      1993       1992     1991
                                                             --------------------------------------------------------------------
MONEY MARKET FUND
PER SHARE DATA
Net asset value at beginning of period  . . . . . . . . . .       $1.00        $1.00        $1.00     $1.00     $1.00     $1.00
                                                             --------------------------------------------------------------------
    Income from investment operations:
      Net investment income   . . . . . . . . . . . . . . .        0.03         0.05         0.03      0.03      0.05      0.07
                                                             --------------------------------------------------------------------
    Distributions:
      Distributions from net investment income  . . . . . .       (0.03)       (0.05)       (0.03)    (0.03)    (0.05)    (0.07)
                                                             --------------------------------------------------------------------
Net asset value at end of period  . . . . . . . . . . . . .       $1.00        $1.00        $1.00     $1.00     $1.00     $1.00
                                                             --------------------------------------------------------------------
TOTAL RETURN  . . . . . . . . . . . . . . . . . . . . . . .        2.70%        4.90%        2.83%     2.85%     4.47%     7.11%
                                                             --------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
    Ratio of expenses to average net assets   . . . . . . .        0.28%        0.57%        0.58%     0.63%     0.67%     0.68%
    Ratio of net investment income to average net assets  .        2.64%        4.75%        2.78%     2.81%     4.42%     6.86%
    Number of shares outstanding at end of period (000's)        85,151       82,256       50,534    45,323    48,355    38,572
    Total net assets at end of period (000's)   . . . . . .     $85,151      $82,254      $50,533   $45,322   $48,353   $38,570
    Average net assets during the period (000's)  . . . . .     $83,661      $67,021      $46,222   $45,562   $46,305   $34,733


SEE NOTES TO FINANCIAL STATEMENTS.

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AMERICAN GENERAL SERIES PORTFOLIO COMPANY
--------------------------------------------------------------------------------


         BOARD OF DIRECTORS                                 SHAREHOLDER SERVICE AGENT
         Stephen D. Bickel                                  The Variable Annuity Life
         Norman Hackerman                                         Insurance Company (VALIC)
         John W. Lancaster                                  2929 Allen Parkway
         Ben H. Love                                        Houston, Texas 77019
         Joe C. Osborne
         F. Robert Paulsen                                  OFFICERS
         Peter V. Tuters                                    Stephen D. Bickel,
         R. Miller Upton                                        Chairman and President
         Thomas L. West, Jr.                                Thomas L. West, Jr.,
                                                                Executive Vice President
         DISTRIBUTOR                                        Norman Jaskol,
         The Variable Annuity Marketing                         Vice President and
             Company (VAMCO)                                    Senior Investment Officer
         2929 Allen Parkway                                 Brent C. Nelson,
         Houston, Texas 77019                                   Vice President
                                                            Teresa S. Moro,
         CUSTODIAN                                              Vice President and
         State Street Bank and Trust Company                    Investment Officer
         225 Franklin Street                                John W. Mossbarger,
         Boston, Massachusetts 02110                            Vice President and
                                                                Investment Officer
         INVESTMENT ADVISER                                 Leon A. Olver,
         The Variable Annuity Life                              Vice President and
             Insurance Company (VALIC)                          Investment Officer
         2929 Allen Parkway                                 William Trimbur, Jr.
         Houston, Texas 77019                                   Vice President and
                                                                Investment Officer
         INVESTMENT SUB-ADVISERS                            Cynthia A. Toles,
         Bankers Trust Company                                  General Counsel
         280 Park Avenue                                        and Secretary
         New York, New York 10017                           Gregory R. Seward,
                                                                Treasurer and Controller
         T. Rowe Price Associates, Inc.                     Betty J. North,
         100 East Pratt Street                                  Assistant Vice President
         Baltimore, Maryland 21202                          David H. den Boer,
                                                                Assistant Secretary
         Value Line, Inc.                                   William W. Merryman,
         220 East 42nd Street                                   Assistant Controller
         New York, New York 10017-5891                      Debra A. Yeang,
                                                                Assistant Treasurer

         This report is for the information of the shareholders and variable contract owners participating in the American General Series Portfolio Company. It is authorized for distribution to other persons only when preceded or accompanied by an effective prospectus which contains information on how to purchase shares and other pertinent information.

         If you would like further information about this material or products issued by VALIC or American General Life Insurance Company, please contact your account representative.

         "Standard & Poor's(R)", "Standard & Poor's MidCap 400 Index" and "S&P 500(R)" are trademarks of Standard & Poor's Corporation. The Stock Index Fund and MidCap Index Fund are not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in the funds. The Russell 2000(R) Index is a trademark/service mark of the Frank Russell Company. Russell(TM) is a trademark of the Frank Russell Company.

                                  [VALIC LOGO]

AMERICAN GENERAL SERIES PORTFOLIO COMPANY        -----------------------
P. O. Box 3206                                         Bulk Rate
Houston, Texas 77253-3206                            U.S. Postage
                                                         PAID
                                                    Permit No. 6748
                                                     Houston, Texas
                                                 -----------------------